Registration Nos.:  2-15184
                                                                   811-881

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               |  X  |

Pre-Effective Amendment No.                                           |     |

Post-Effective Amendment No. 114                                      |  X  |

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |  X  |

Amendment No. 55                                                      |  X  |

                                           LIBERTY FUNDS TRUST III
                             (Exact Name of Registrant as Specified in Charter)

                              One Financial Center, Boston, Massachusetts 02lll
                                  (Address of Principal Executive Offices)

                                                617-426-3750
                            (Registrant's Telephone Number, including Area Code)

Name and Address
of Agent for Service                                Copy to
--------------------                           -------------------
Nancy L. Conlin, Esq.                          John M. Loder, Esq.
Colonial Management                            Ropes & Gray
 Associates, Inc.                              One International Place
One Financial Center                           Boston, Massachusetts 02110-2624
Boston, Massachusetts  02111

It is proposed that the filing will become effective (check appropriate box):

[   X   ]  immediately upon filing pursuant to paragraph (b)

[       ]  on (date) pursuant to paragraph (b)

[       ]  60 days after filing pursuant to paragraph (a)(1)

[       ]  on (date) pursuant to paragraph (a)(1) of Rule 485

[       ]  75 days after filing pursuant to paragraph (a)(2)

[       ]  on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[       ]  this post-effective amendment designates a new effective date  for a previously filed post-effective amendment.

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COLONIAL SELECT VALUE FUND  Prospectus, March 1, 2000
--------------------------------------------------------------------------------


CLASS A, B AND C SHARES


Advised by Colonial Management Associates, Inc.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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TABLE OF CONTENTS

THE FUND
--------------------------------------------------------------------------------
Investment Goal.................................................................
Primary Investment Strategies...................................................
Primary Investment Risks........................................................
Performance History.............................................................
Your Expenses...................................................................

YOUR ACCOUNT
-------------------------------------------------------------------------------
How to Buy Shares...............................................................
Sales Charges...................................................................
How to Exchange Shares..........................................................
How to Sell Shares..............................................................
Distribution and Service Fees...................................................
Other Information About Your Account............................................

MANAGING THE FUND
--------------------------------------------------------------------------------
Investment Advisor..............................................................
Portfolio Managers..............................................................
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
------------------------------
Not FDIC    May Lose Value
  Insured   ------------------
            No Bank Guarantee
------------------------------

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THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.

--------------------------------------------------------------------------------
UNDERSTANDING VALUE INVESTING

In managing the Fund, the advisor uses a value investing strategy that focuses on buying stocks cheaply when they are under valued or "out of favor." The advisor buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. The advisor's strategy uses fact-based, quantitative analysis supported by fundamental business and financial analyses.
--------------------------------------------------------------------------------


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests, under normal market conditions, primarily in middle capitalization stocks. Middle capitalization stocks are stocks with market capitalizations between $400 million and the largest stock in the Russell Mid Cap Index at the time of purchase. In addition, any stock that is a member of the S&P MidCap 400 Index is considered a middle capitalization stock.


At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's goal or investment strategies.



PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------


The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political condition.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.



Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

--------------------------------------------------------------------------------
UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.

The Fund's return is compared to the Standard & Poor's Midcap 400 Index (S&P Index), an unmanaged index that tracks the performance of middle-capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper, Inc. Mid-Cap Average Fund category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.

--------------------------------------------------------------------------------

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

--------------------------------------------------------------------------------
Calendar Year Total Returns (Class A)
--------------------------------------------------------------------------------

                               [PERFORMANCE GRAPH]
1989   29.43%
1990  -10.66%
1991   34.09%
1992   11.00%
1993    9.99%
1994   -2.66%
1995   38.00%
1996   20.47%
1997   33.20%
1998   14.36%
1999    9.11%

For period in bar chart:


Best quarter: 1st quarter 1991, +20.19%
Worst quarter: 3rd quarter 1990, -19.69%

--------------------------------------------------------------------------------
Average Annual Total Returns - for periods ended December 31, 1999
--------------------------------------------------------------------------------


                                1 YEAR         5 YEARS      10 YEARS

Class A (%)                      2.84           21.10         14.00
-------------------------------------------------------------------
Class B (%)                      3.46           21.42         14.03(1)
-------------------------------------------------------------------
Class C (%)                      7.30           22.13(1)      14.48(1)
-------------------------------------------------------------------
S&P Index (%)                   14.72           23.05         17.32
-------------------------------------------------------------------
Lipper Average (%)              39.35           23.31         16.04
-------------------------------------------------------------------


(1) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on July 21, 1949, Class B shares were initially offered on June 8, 1992, and Class C shares were initially offered on August 1, 1997.

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UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

* $10,000 initial investment
* 5% total return for each year
* Fund operating expenses remain the same
* No expense reductions in effect
* Assumes reinvestment of all dividends and distributions

--------------------------------------------------------------------------------

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
Shareholder Fees(2) (paid directly from your investment)
--------------------------------------------------------------------------------


                                                      CLASS A   CLASS B    CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75        0.00      0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser of
purchase price or redemption price)                    1.00(3)     5.00      1.00
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                                   (4)         (4)       (4)


--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------


                                                    CLASS A    CLASS B   CLASS C
Management fee (%)                                     0.70       0.70      0.70
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)              0.25       1.00      1.00
--------------------------------------------------------------------------------
Other expenses (%)                                     0.38       0.38      0.38
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)               1.33       2.08      2.08

--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------


CLASS                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
 Class A                                   $703        $972       $1,262      $2,084
 -----------------------------------------------------------------------------------
 Class B: did not sell your shares         $211        $652       $1,119      $2,219
          sold all your shares at
          the end of the period            $711        $952       $1,319      $2,219
 -----------------------------------------------------------------------------------
 Class C: did not sell your shares         $211        $652       $1,119      $2,410
          sold all your shares at
          the end of the period            $311        $652       $1,119      $2,410



(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months after purchase.
(4) There is a $7.50 charge for wiring sale proceeds to your bank.

--------------------------------------------------------------------------------
Your Account
--------------------------------------------------------------------------------

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INVESTMENT MINIMUMS(5)

Initial Investment.............$1,000
Subsequent Investments............$50
Automatic Investment Plan.........$50
Retirement Plans..................$25

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HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

--------------------------------------------------------------------------------
Outlined below are the various options for buying shares:
--------------------------------------------------------------------------------


  METHOD              INSTRUCTIONS
 Through your Your    financial advisor can help you establish your account and
 financial advisor    buy Fund shares on your behalf.
 ------------------------------------------------------------------------------------
 By check             For new accounts, send a completed application and check made
 (new account)        payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
 ------------------------------------------------------------------------------------
 By check             For existing accounts, fill out and return the additional
 (existing account)   investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty
                      Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
 -------------------------------------------------------------------------------------
 By exchange          You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class of the
                      Fund at no additional cost. There may be an additional charge if exchanging from a money market fund.  To exchange by
                      telephone, call 1-800-422-3737.
 ------------------------------------------------------------------------------------
 By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                      1-800-422-3737 to obtain a control number and the wiring
                      instructions.
 ------------------------------------------------------------------------------------
 By electronic        You may purchase shares by electronically transferring money
 funds transfer       from your bank account to your fund account by calling
                      1-800-422-3737. Electronic funds transfer may take up to
                      two business days to settle and be considered in "good
                      form." You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the application.
 ------------------------------------------------------------------------------------
 Automatic            You can make monthly or quarterly investments automatically
 investment plan      from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds
                      transfer. Be sure to complete the appropriate section of the application.
 ------------------------------------------------------------------------------------
 By dividend          You may automatically invest dividends distributed by one fund
 diversification      into the same class of shares of the Fund at no additional sales charge. To invest your dividends in another fund, call
                      1-800-345-6611.


(5) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

--------------------------------------------------------------------------------

SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

--------------------------------------------------------------------------------
Class A Sales Charges
--------------------------------------------------------------------------------


                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE      INVESTMENT   ADVISOR FIRM
Less than $50,000                               5.75           6.10          5.00
-------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          3.75
-------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          2.75
-------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
-------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
-------------------------------------------------------------------------------------
$1,000,000 or more(6)                           0.00           0.00          0.00


(6)Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.

For Class A share purchases of $1 million or more, financial advisors receive a commission from the Fund's distributor:

--------------------------------------------------------------------------------
Purchases Over $1 Million
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                           COMMISSION %
First $3 million                                               1.00
--------------------------------------------------------------------------------
Next $2 million                                                0.50
--------------------------------------------------------------------------------
Over $5 million                                                0.25(7)

--------------------------------------------------------------------------------

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

--------------------------------------------------------------------------------


REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV), which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. The distributor pays the financial advisor firm an up-front commission of 5.00% on sales of Class B shares.


(7)   Paid over 12 months but only to the extent the shares remain outstanding.


                                                                            ----

--------------------------------------------------------------------------------
Class B Sales Charges
--------------------------------------------------------------------------------

HOLDING PERIOD AFTER PURCHASE                            % DEDUCTED WHEN
                                                         SHARES ARE SOLD
Through first year                                             5.00
--------------------------------------------------------------------------------
Through second year                                            4.00
--------------------------------------------------------------------------------
Through third year                                             3.00
--------------------------------------------------------------------------------
Through fourth year                                            3.00
--------------------------------------------------------------------------------
Through fifth year                                             2.00
--------------------------------------------------------------------------------
Through sixth year                                             1.00
--------------------------------------------------------------------------------
Longer than six years                                          0.00



CLASS C SHARES Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.



--------------------------------------------------------------------------------
Class C Sales Charges
--------------------------------------------------------------------------------


YEARS AFTER PURCHASE                              % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                             1.00
--------------------------------------------------------------------------------
Longer than one year                                           0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your initial purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

--------------------------------------------------------------------------------
Outlined below are the various options for selling shares:
--------------------------------------------------------------------------------


 METHOD               INSTRUCTIONS
 Through your         You may call your financial advisor to place your sell order.
 financial advisor    To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of the NYSE, usually 4:00 p.m. Eastern time.
 --------------------------------------------------------------------------------------
 By exchange          You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call
                      1-800-422-3737.
 --------------------------------------------------------------------------------------
 By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details call
                      1-800-345-6611.
 --------------------------------------------------------------------------------------
 By mail              You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below.
                      In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                      1-800-345-6611. Mail your letter of instruction to Liberty
                      Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
 --------------------------------------------------------------------------------------
 By wire              You may sell shares and request that the proceeds be
                      wired to your bank. You must set up this feature prior to
                      your telephone request. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
 --------------------------------------------------------------------------------------
 By electronic        You may sell shares and request that the proceeds be
 funds transfer       electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.



DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.00% and 0.15%, respectively, for Class A shares outstanding prior to April 1, 1989 and 0.00% and 0.25%, respectively, for Class A shares issued thereafter and 0.75% and 0.25%, respectively, for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(8)


(8) Class B shares automatically convert to Class A shares after eight years, eliminating the distribution fee upon conversion.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for each share class by dividing each class's net assets by the number of that class's shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Types of Dividends
--------------------------------------------------------------------------------


 Dividend             Represents interest and dividends earned from securities
                      held by the Fund.
 -------------------------------------------------------------------------------

 Capital gains        Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains which are gains on sales of securities held
                      for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends semi-annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.(9) To change your distribution option call
1-800-345-6611.



--------------------------------------------------------------------------------
Distribution Options
--------------------------------------------------------------------------------

 Reinvest all distributions in additional shares of your current fund
 -------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
 -------------------------------------------------------------------------------
 Receive dividends in cash (see options below) and reinvest capital gains(10)
 -------------------------------------------------------------------------------
 Receive all distributions in cash (with one of the following options):(10) o
 * send the check to your address of record
 * send the check to a third party
 * address o transfer the money to your bank via electronic funds transfer


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distributions which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.


(9) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(10) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------
Managing the Fund
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, Massachusetts 02111-2621, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of January 31, 2000, Colonial managed over $15 billion in assets.

Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory business of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe). Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC
(LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.

For the 1999 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.70% of average daily net assets of the Fund.


Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

JAMES P. HAYNIE, a senior vice president of Colonial since March, 1999 (formerly Vice President from May, 1993 to March, 1999), is a co-manager of the Fund and has co-managed the Fund since October, 1997.

MICHAEL REGA, a vice president of Colonial, has been employed by Colonial as an analyst since 1993 and is a co-manager of the Fund and has co-managed the Fund since October, 1997.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


--------------------------------------------------------------------------------
The Fund
--------------------------------------------------------------------------------


                                                                          Year ended October 31,
                                                      1999                          1998                          1997
                                                                                                                          Class
                                           Class A   Class B   Class C   Class A   Class B   Class C   Class A   Class B    C(a)
  Net asset value--
  Beginning of period ($)                  20.170    19.570    20.000    20.430    20.020    20.410    18.040    17.840   19.860
 ---------------------------------------------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss) (b)         (0.031)   (0.187)   (0.191)   (0.047)   (0.199)   (0.201)   (0.002)   (0.135)  (0.053)
 ---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)   2.511     2.437     2.501     1.637     1.599     1.641     4.575     4.498    0.603(c)
 ---------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations          2.480     2.250     2.310     1.590     1.400     1.440     4.573     4.363    0.550
 ---------------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS ($):
  From net realized gains                  (0.720)   (0.720)   (0.720)   (1.850)   (1.850)   (1.850)   (2.183)   (2.183)      --
 ---------------------------------------------------------------------------------------------------------------------------------
  Net asset value--
  End of period ($)                        21.930    21.100    21.590    20.170    19.570    20.000    20.430    20.020   20.410
 ---------------------------------------------------------------------------------------------------------------------------------
  Total return (%) (d)                      12.48     11.66     11.71      7.95      7.10      7.17     28.29     27.33     2.77(e)
 ---------------------------------------------------------------------------------------------------------------------------------
  RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (f)                               1.32      2.07      2.07      1.32      2.07      2.07      1.03      1.78     1.81(g)
 ---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (f)          (0.14)    (0.89)    (0.89)    (0.23)    (0.98)    (0.98)    (0.01)    (0.76)   (1.05)(g)
 ---------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover(%)                        67        67        67        32        32        32        63        63       63
 ---------------------------------------------------------------------------------------------------------------------------------
  Net assets at end of period (000) ($)   398,255   313,791    21,533   373,092   295,025    12,519   340,479   192,161      558



(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(b) Per share data was calculated using the average shares outstanding during the period.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

--------------------------------------------------------------------------------
The Fund
--------------------------------------------------------------------------------


                                                                                  Year ended October 31,
                                                                         1996                              1995
                                                                Class A         Class B           Class A         Class B
  Net asset value--
  Beginning of period ($)                                       16.140          16.040            14.020         13.940
 --------------------------------------------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss) (a)                               0.043          (0.081)            0.174          0.065
 --------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                               3.162           3.129             3.326          3.317
 --------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                               3.205           3.048             3.500          3.382
 --------------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS ($):
  From net investment income                                    (0.042)         (0.005)           (0.165)        (0.067)
 --------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                            (0.023)         (0.003)               --             --
 --------------------------------------------------------------------------------------------------------------------------------
  From net realized gains                                       (1.240)         (1.240)           (1.215)        (1.215)
 --------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to
  Shareholders                                                  (1.305)         (1.248)           (1.380)        (1.282)
 --------------------------------------------------------------------------------------------------------------------------------
  Net asset value--
  End of period ($)                                             18.040          17.840            16.140         16.040
 --------------------------------------------------------------------------------------------------------------------------------
  Total return (%) (b)                                           21.28           20.31             28.44          27.50
 --------------------------------------------------------------------------------------------------------------------------------
  RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (c)                                                    1.17            1.92              1.12           1.90
 --------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (c)                                0.25           (0.50)             1.24           0.46
 --------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover(%)                                            100             100                92             92
 --------------------------------------------------------------------------------------------------------------------------------
  Net assets at end of period (000) ($)                        255,911         128,283           194,393         75,283
 --------------------------------------------------------------------------------------------------------------------------------



(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or Calling the Fund's distributor at:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com


Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.

You can review and copy information about the Fund by visiting the following locatio, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address PUBLICINFO@SEC.GOV or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.



INVESTMENT COMPANY ACT FILE NUMBER:


Liberty Funds Trust III (formerly Colonial Trust III): 811-881
* Colonial Select Value Fund

--------------------------------------------------------------------------------

[LIBERTY FUNDS LOGO]

        ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR


                  Liberty Funds Distributor, Inc. (C)2000
                  One Financial Center, Boston, MA 02111-2621,
                  1-800-426-3750
                  www.libertyfunds.com

--------------------------------------------------------------------------------
COLONIAL SELECT VALUE FUND              PROSPECTUS, MARCH 1, 2000
--------------------------------------------------------------------------------

CLASS Z SHARES

ADVISED BY COLONIAL MANAGEMENT ASSOCIATES, INC.



The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from Liberty Funds Distributor, Inc., the Fund's distributor or through a third party broker-dealer, (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



-------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND
-------------------------------------------------------------------------------
Investment Goal................................................................
Primary Investment Strategies..................................................
Primary Investment Risks.......................................................
Performance History............................................................
Your Expenses..................................................................

YOUR ACCOUNT
-------------------------------------------------------------------------------
How to Buy Shares..............................................................
Sales Charges..................................................................
How to Exchange Shares.........................................................
How to Sell Shares.............................................................
Other Information About Your Account...........................................

MANAGING THE FUND
-------------------------------------------------------------------------------
Investment Advisor.............................................................
Portfolio Managers.............................................................

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------



---------------------------
Not FDIC  May Lose Value
Insured   -----------------
          No Bank Guarantee
---------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------

The Fund seeks long-term growth.

--------------------------------------------------------------------------------
UNDERSTANDING VALUE INVESTING

In managing the Fund, the advisor uses a value investing strategy that focuses on buying stocks cheaply when they are under valued or "out of favor." The advisor buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. The advisor's strategy uses fact-based, quantitative analysis supported by fundamental business and financial analyses.
--------------------------------------------------------------------------------


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests, under normal market conditions, primarily in middle capitalization stocks. Middle capitalization stocks are stocks with market capitalizations between $400 million and the largest stock in the Russell Mid Cap Index at the time of purchase. In addition, any stock that is a member of the S&P Midcap 400 Index is considered a middle capitalization stock.


At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's goal or investment strategies.



PRIMARY INVESTMENT RISKS

--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

Smaller companies are more likely than larger companies to have limited product lines,operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------



than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
UNDERSTANDING PERFORMANCE


CALENDAR-YEAR TOTAL RETURN shows the Fund's Class A share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses.

The Fund's return is compared to the Standard & Poor's Midcap 400 Index (S&P Index), an unmanaged index that tracks the performance of middle-capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper, Inc. Mid Cap Average Fund category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.
--------------------------------------------------------------------------------



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

--------------------------------------------------------------------------------
CALENDAR-YEAR TOTAL RETURNS (CLASS A)
--------------------------------------------------------------------------------

                                   [BAR GRAPH]
1989   29.43%
1990  -10.66%
1991   34.09%
1992   11.00%
1993    9.99%
1994   -2.66%
1995   38.00%
1996   20.47%
1997   33.20%
1998   14.36%
1999    9.11%

For period in bar chart:
-----------------------

Best quarter: 1st quarter 1991,  +20.19%
Worst quarter: 3rd quarter 1990, -19.69%


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIOD ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                           1 YEAR        5 YEARS       10 YEARS
--------------------------------------------------------------------------------

Class Z(2) (%)                               9.29(2)      22.58(2)      14.70(2)
--------------------------------------------------------------------------------
S&P Index (%)                               14.72         23.05         17.32
--------------------------------------------------------------------------------
Lipper Average (%)                          39.35         23.31         16.04



(1) Because the Class Z shares have not completed a full calendar year the bar chart shown is for Class A shares, the oldest existing fund class.

(2) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. The Class A share returns are not restated to reflect any differences in expenses between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be higher, since Class Z shares are not subject to sales charges or service fees. Class A shares were initially offered on July 21, 1949, and Class Z shares were initially offered on January 11, 1999.

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees and brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

     *    $10,000 initial investment
     *    5% total return for each year
     *    Fund operating expenses remain the same
     *    No expense reductions in effect
     *    Assumes reinvestment of all dividends and distributions

--------------------------------------------------------------------------------

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


--------------------------------------------------------------------------------
SHAREH0LDERS FEES (3) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                         CLASS Z
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                    0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)      0.00
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if
applicable)                                                                 (4)


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                         CLASS Z

Management fee (%)                                                         0.70
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                  0.00
--------------------------------------------------------------------------------
Other expenses (%)                                                         0.38
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                   1.08


--------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------


                      1 YEAR           3 YEARS          5 Years         10 Years

                       $110             $343             $595            $1,317



(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4)  There is a $7.50 charge for wiring sale proceeds to your bank.

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WHO IS ELIGIBLE TO BUY CLASS Z SHARES?

The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from the distributor or through a third party broker-dealer; (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.(5)
--------------------------------------------------------------------------------



HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD               INSTRUCTIONS

Through your         Your financial advisor can help you establish your account
financial advisor    and buy Fund shares on your behalf.
--------------------------------------------------------------------------------
By check             For new accounts, send a completed application and check
(new account)        made payable to the Fund to the transfer agent, Liberty
                     Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By check             For existing accounts, fill out and return the additional
(existing account)   investment stub included in your quarterly statement, or
                     send a letter of instruction including your Fund name and
                     account number with a check made payable to the Fund to
                     Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                     02105-1722.
--------------------------------------------------------------------------------

By exchange          You or your financial advisor may acquire shares by
                     exchanging shares you own in one fund for shares of the
                     same class of the Fund or Class A of another Fund at no
                     additional cost. There may be an additional charge if
                     exchanging from a money market fund. To exchange by
                     telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------

By wire You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
--------------------------------------------------------------------------------

By electronic        You may purchase shares by electronically transferring
funds transfer       money from your bank account to your fund account by
                     calling 1-800-422-3737. Electronic funds transfer may take up to two business days to settle and be considered in
                     "good form." You must set up this feature prior to your
                     telephone request. Be sure to complete the appropriate
                     section of the application.
--------------------------------------------------------------------------------
Automatic            You may make monthly or quarterly investments automatically
investment plan      from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds
                     transfer. Be sure to complete the appropriate section of
                     the application.
--------------------------------------------------------------------------------
By dividend          You may automatically invest dividends distributed by one
diversification      fund into the same class of shares of the Fund at no
                     additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.



(5) The Fund reserves the right to change the criteria for eligible investors. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

--------------------------------------------------------------------------------


SALES CHARGES
--------------------------------------------------------------------------------

Your purchases of Class Z shares are at net asset value, which is the value of a Fund share excluding any sales charge. Class Z shares are not subject to an initial sales charge when you purchased, or a contingent deferred sales charge when you sold.


HOW TO EXCHANGE SHARES

--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your initial purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS


Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to
                      the close of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into Class Z shares or Class A
                      shares of another fund at no additional cost. To exchange
                      by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.

--------------------------------------------------------------------------------

By mail You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners. For details, call 1-800-345-6611. Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

--------------------------------------------------------------------------------

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.


--------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of Class Z shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------



DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------
Dividend Represents interest and dividends earned from securities held by the Fund.


Capital gains        Represents net long-term capital gains on sales of
                     securities held for more than 12 months and net short-term capital gains which are gains on sales of securities held for a 12-month period or less.

--------------------------------------------------------------------------------
UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
--------------------------------------------------------------------------------


DISTRIBUTION OPTIONS The Fund distributes dividends semi-annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.(6) To change your distribution option call
1-800-345-6611.


--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------

Receive dividends in cash (see options below) and reinvest capital gains(7)

--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):(7)


*    send the check to your address of record
*    send the check to a third party address
*    transfer the money to your bank via electronic funds transfer


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.



(6) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(7) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------
MANAGING THE FUND
--------------------------------------------------------------------------------



INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, Massachusetts 02111-2621, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of January 31, 2000, Colonial managed over
$15 billion in assets.

Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory business of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe). Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC
(LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.

For the 1999 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.70% of average daily net assets of the Fund.


Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

JAMES P. HAYNIE, a senior vice president of Colonial since March, 1999 (formerly vice president from May, 1993 to March, 1999), is a co-manager of the Fund and has co-managed the Fund since October 1997.

MICHAEL REGA, a vice president of Colonial, has been employee by Colonial as an analyst since 1993 and is a co-manager of the Fund and has co-managed the Fund since October, 1997.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the period January 11, 1999 (inception date) to October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------


                                                        Years ended October 31,
                                                                 1999

                                                               Class Z(a)


Net asset value--
Beginning of period($)                                           21.970
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS($)

Net investment income (loss)(b)                                   0.017
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss)(c)                       (0.027)
--------------------------------------------------------------------------------
Total from Investment Operations                                 (0.010)
================================================================================

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS($):

From net realized gains                                              --
--------------------------------------------------------------------------------
Net asset value--
End of period($)                                                 21.960
--------------------------------------------------------------------------------
Total return (%) (d)(e)                                           (0.05)
================================================================================

RATIOS TO AVERAGE NET ASSETS(%)

Expenses(f)(g)                                                     1.00
--------------------------------------------------------------------------------
Net investment income (loss)(f)(g)                                 0.10
--------------------------------------------------------------------------------
Portfolio turnover(%)                                                67
--------------------------------------------------------------------------------
Net assets at end of period (000)($)                                674





(a) Class Z shares were initially offered on January 11, 1999. Per share amounts reflect activity from that date.

(b) Per share data was calculated using the average shares outstanding during the period.

(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(g)  Annualized.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com


Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the e-mail address PUBLICINFO@SEC.GOV or by writing the:



Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102



Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.



INVESTMENT COMPANY ACT FILE NUMBER:


Liberty Funds Trust III (formerly Colonial Trust III): 811-881
* Colonial Select Value Fund




--------------------------------------------------------------------------------

                        [LIBERTY FUNDS LOGO]

        ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR


                  Liberty Funds Distributor, Inc. (C)2000
                  One Financial Center, Boston, MA 02111-2621,
                  1-800-426-3750
                  www.libertyfunds.com

THE COLONIAL FUND PROSPECTUS, MARCH 1, 2000






CLASS A, B AND C SHARES


Advised by Colonial Management Associates, Inc


TABLE OF CONTENTS
THE FUND ...............................................................       2

Investment Goals .......................................................       2

Primary Investment Strategies ..........................................       2

Primary Investment Risks ...............................................       2

Performance History ....................................................       4

Your Expenses ..........................................................       5


YOUR ACCOUNT ...........................................................       6

How to Buy Shares ......................................................       6

Sales Charges ..........................................................       7

How to Exchange Shares .................................................       9

How to Sell Shares .....................................................       9

Distribution and Service Fees ..........................................      10

Other Information About Your Account ...................................      11

MANAGING THE FUND ......................................................      13

Investment Advisor .....................................................      13

Portfolio Managers .....................................................      13

OTHER INVESTMENT
STRATEGIES AND RISKS ...................................................      14

FINANCIAL HIGHLIGHTS ...................................................      15



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Not FDIC Insured
May lose value
No Bank Guarantee

                                    THE FUND




INVESTMENT GOALS

The Fund seeks primarily income and capital growth and, secondarily, capital preservation.


PRIMARY INVESTMENT STRATEGIES


The Fund invests in both stocks and bonds. The Fund's investment advisor adjusts the Fund's allocation of stocks and bonds based on the advisor's assessment of the relative risk and expected performance of the stock and bond markets. Under normal market conditions, at least 25% of the Fund's assets will be invested in bonds or other fixed income securities.


Stocks


In selecting stocks for the Fund, the advisor uses an investment strategy that focuses on buying stocks with attractive values relative to other stocks within their industries. This relative values approach allows the Fund to remain diversified across a variety of industries. The advisor's strategy uses fact-based quantitative analysis supported by fundamental research.




Bonds

In selecting bonds for the Fund, the advisor invests primarily in U.S.
government

                                    THE FUND



securities and investment grade securities. The U.S. government securities may consist of U.S. Treasuries and mortgage-backed securities issued or guaranteed by the U.S. government, its agents or instrumentalities. The Fund's investment grade securities may consist of mortgage- or asset-backed securities issued by a private entity or corporate bonds.




Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS


The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.






Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the value of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.






Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its ability to make timely payments of interest or principal. This could result in a decrease in the price of the security.



Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain

                                    THE FUND



than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.



Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

THE FUND


UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one year, five year and ten-year periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.



The Fund's return is compared to the Russell 1000 Index (Russell Index), an unmanaged index that tracks the performance of large capitalization stocks traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. The Fund's return was compared formerly to the Standard & Poor's Midcap 400 Index (S&P Index), an unmanaged index that tracks the performance of middle-capitalization U.S. stocks. In the past, the Fund had a median market capitalization and used the S&P Index as an appropriate benchmark. However, current market capitalization more closely resembles a large capitalization fund. Therefore, the Fund is changing its benchmark to the Russell Index. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Balanced Fund's category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.


PERFORMANCE HISTORY


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance.


Calendar Year Total Returns (Class A)


1990               -7.50%
1991               26.13%
1992               12.96%
1993               14.46%
1994               -2.10%
1995               28.60%
1996               16.77%
1997               26.05%
1998               13.13%
1999                8.70%



For period shown in bar chart:


Best quarter:  2nd quarter 1997, +15.60%

Worst quarter:  3rd quarter 1990, -11.99%


Average Annual Total Returns -- for periods ended December 31, 1999



                                    1 YEAR        5 YEARS           10 YEARS
Class A (%)                           2.45         17.01             12.47

Class B (%)                           3.20         17.33            12.50(1)

Class C (%)                           7.05         17.99(1)         12.94(1)

Russell Index (%)                    20.91         28.04(1)         18.13(1)

S&P Index (%)                        14.72         23.05            17.32

Lipper Average (%)                    8.98         16.33            12.26



(1) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on April 30, 1982, Class B shares were initially offered on May 5, 1992, and Class C shares were initially offered on August 1, 1997.

THE FUND


UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same


- Assumes reinvestment of all dividends and distributions



YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



Shareholder Fees(2)(paid directly from your investment)



                                                            CLASS A      CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                      5.75          0.00       0.00

Maximum deferred sales charge (load) on redemptions
(%) (as a percentage of the lesser of purchase price
or redemption price)                                         1.00(3)       5.00       1.00

Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                                    (4)           (4)        (4)




Annual Fund Operating Expenses (deducted directly from Fund assets)



                                             CLASS A     CLASS B     CLASS C
Management fee (%)                             0.53        0.53        0.53

Distribution and service (12b-1) fees (%)      0.25        1.00        1.00
Other expenses (%)                             0.35        0.35        0.35
Total annual fund operating expenses (%)       1.13        1.88        1.88



Example Expenses (your actual costs may be higher or lower)

 CLASS                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
 Class A                                   $684        $913       $1,161      $1,871
 Class B:  did not sell your shares        $191        $591       $1,016      $2,005
           sold all your shares at
           the end of the period           $691        $891       $1,216      $2,005

 Class C:  did not sell your shares        $191        $591       $1,016      $2,201
           sold all your shares at
           the end of the period           $291        $591       $1,016      $2,201




(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.



(4)      There is a $7.50 charge for wiring sale proceeds to your bank.

                                  YOUR ACCOUNT


INVESTMENT MINIMUMS(5)
Initial Investment .......................................                $1,000
Subsequent Investments ...................................                $   50
Automatic Investment Plan ................................                $   50
Retirement Plans .........................................                $   25


HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.



Outlined below are the various options for buying shares:


  METHOD                   INSTRUCTIONS

 Through your              Your financial advisor can help you establish your
 financial advisor         account and buy Fund shares on your behalf.

 By check                  For new accounts, send a completed application and
 (new account)             check made payable to the Fund to the transfer agent,
                           Liberty Funds Services, Inc., P.O. Box 1722, Boston,
                           MA 02105-1722.

 By check                  For existing accounts, fill out and return the
(existing account)         additional investment stub included in your quarterly
                           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc.,
                           P.O. Box 1722, Boston, MA 02105-1722.


 By exchange               You or your financial advisor may acquire shares by
                           exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost.
                           There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                           1-800-422-3737.


 By wire You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.


 By electronic             You may purchase shares by electronically
 funds transfer            transferring money from your bank account to your
                           fund account by calling 1-800-422-3737. Electronic fund transfers may take up to two business days to settle and be considered in "good form". You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.



 Automatic                 You can make monthly or quarterly investments
 investment plan           automatically from your bank account to your fund
                           account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.



 By dividend               You may automatically invest dividends distributed by
 diversification           one fund into the same class of shares of the Fund at
                           no additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.



(5) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

                                  YOUR ACCOUNT

CHOOSING A SHARE CLASS


The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.



The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.


SALES CHARGES


You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances these sales charges are waived, as described below and in the Statement of Additional Information.



CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.




Class A Sales Charges



                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,000                               5.75           6.10          5.00

$50,000 to less than $100,000                   4.50           4.71          3.75

$100,000 to less than $250,000                  3.50           3.63          2.75

$250,000 to less than $500,000                  2.50           2.56          2.00

$500,000 to less than $1,000,000                2.00           2.04          1.75

$1,000,000 or more(6)                           0.00           0.00          0.00



For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:



Purchases Over $1 Million


AMOUNT PURCHASED                                           COMMISSION %
First $3 million                                               1.00

Next $2 million                                                0.50

Over $5 million                                                0.25(7)



(6) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. Purchases in accounts aggregating over $5 million are subject to a 1.00% CDSC only to the extent that the sale of shares within 18 months of purchase cause the value of the accounts to fall below the $5 million level. The 18-month period begins on the first day of the month following each purchase date.



(7) Paid over 12 months but only to the extent the shares remain outstanding.

                                  YOUR ACCOUNT

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)


Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.



REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV), which is the value of a fund share, excluding any sales charge. See the Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. The distributor pays the financial advisor firm an up-front commission of 5.00% on sales of Class B shares.




Class B Sales Charges


                                                               % DEDUCTED WHEN
      HOLDING PERIOD AFTER PURCHASE                            SHARES ARE SOLD
      Through first year                                             5.00

      Through second year                                            4.00

      Through third year                                             3.00

      Through fourth year                                            3.00

      Through fifth year                                             2.00

      Through sixth year                                             1.00

      Longer than six years                                          0.00

YOUR ACCOUNT


CLASS C SHARES Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.





Class C Sales Charges


YEARS AFTER PURCHASE                             % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                             1.00
Longer than one year                                           0.00


HOW TO EXCHANGE SHARES


You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of

YOUR ACCOUNT


your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.


Outlined below are the various options for selling shares:

  METHOD                   INSTRUCTIONS


 Through your              You may call your financial advisor to place your
 financial advisor         sell order. To receive the current trading day's
                           price, your financial advisor firm must receive your request prior to the close of the NYSE, usually 4:00 p.m. Eastern time.


 By exchange               You or your financial advisor may sell shares by
                           exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.


 By telephone              You or your financial advisor may sell shares by
                           telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.



 By mail You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.



                           Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.


 By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

 By electronic             You may sell shares and request that the proceeds be
 funds transfer            electronically transferred to your bank. Proceeds may
                           take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


DISTRIBUTION AND SERVICE FEES


The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual distribution fee and service fee may equal up to 0.00% and 0.15%, respectively, for Class A shares outstanding prior to April 1, 1989, and 0.00% and 0.25%, respectively, for Class A shares outstanding on or after April 1, 1989, and are paid out of the assets of this class. The annual distribution fee and service fee may equal up to 0.75% and 0.25%, respectively, for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(8)




(8) Class B shares automatically convert to Class A shares after eight years, eliminating the distribution fee upon conversion.

YOUR ACCOUNT

OTHER INFORMATION ABOUT YOUR ACCOUNT


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the NAV (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



The Fund determines its NAV for each share class by dividing each class's total net assets by the number of that class's shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's NAV on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.



You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.



ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.



SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS


The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


YOUR ACCOUNT

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


Types of Distributions


Dividend Represents interest and dividends earned from securities held by the Fund.



Capital gains     Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.




DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. (9) To change your distribution option call 1-800-345-6611.



Distribution Options

 Reinvest all distributions in additional shares of your current fund

 Reinvest all distributions in shares of another fund


 Receive dividends in cash (see options below) and reinvest capital gains(10)



 Receive all distributions in cash (with one of the following options)(10):


-        send the check to your address of record

-        send the check to a third party address


-        transfer the money to your bank via electronic funds transfer





TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.



In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.




(9) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.




(10) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

MANAGING THE FUND


INVESTMENT ADVISOR


Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, Massachusetts 02111-2621, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of January 31, 2000, Colonial managed over $15 billion in assets.



Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe). Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.



For the 1999 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.53% of average daily net assets of the Fund.


Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.




PORTFOLIO MANAGERS

The portfolio managers of the Fund's equity investments are as follows:


JOHN E. LENNON, a chartered financial analyst and a senior vice president (formerly a vice president) of Colonial, has co-managed the Fund since October, 1997 and has managed various other Colonial equity funds since 1982.



PETER WILEY, a chartered financial analyst and vice president of Colonial, has co-managed the Fund since June, 1999. Prior to joining Colonial in June, 1999, Mr. Wiley was a senior portfolio manager and principal at State Street Global Advisors from April, 1997 to March, 1999 and a vice president at Colonial from August, 1992 to April, 1997.


The portfolio managers of the Fund's fixed income investments are as follows:

MANAGING THE FUNDS



LESLIE W. FINNEMORE, a senior vice president (formerly a vice president) of Colonial, has co-managed the Fund since December, 1997 and has managed various other Colonial taxable fixed-income funds since 1987.



ANN T. PETERSON, a chartered financial analyst and a vice president of Colonial, has co-managed the Fund since July, 1999. Ms. Peterson has also served as a co-manager of various other Colonial taxable income funds since 1993.

OTHER INVESTMENT STRATEGIES AND RISKS

UNDERSTANDING THE FUND'S
OTHER INVESTMENTS AND RISKS


The Fund's primary investments and risks are described under "The Fund -- Primary Investment Strategies" and "The Fund -- Primary Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and use certain investment techniques. These securities and investment techniques offer opportunities and carry various risks.



The Fund may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals.



Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.



The Fund's primary investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goals or investment strategies.



DERIVATIVE STRATEGIES



The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.



WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS
AND DOLLAR ROLLS


When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms. In a dollar roll, the Fund sells a security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.




TEMPORARY DEFENSIVE STRATEGIES



At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

                              FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended October 31, 1999, has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods prior to October 31, 1999, has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report expressed an unqualified opinion on the financial highlights. You can request a free annual report by calling 1-800-426-3750.



The Fund



                                                                        Year ended October 31,
                                                  1999                            1998                            1997
                                                                                                                          Class C
                                      Class A   Class B    Class C    Class A    Class B    Class C    Class A   Class B     (a)
  Net asset value--
  Beginning of period ($)              10.380    10.360     10.350     11.160     11.140     11.150     9.490     9.480     11.320



  INCOME FROM INVESTMENT
  OPERATIONS ($):
  Net investment income (b)            0.214     0.134      0.135      0.235      0.156      0.157      0.160     0.081     0.199


  Net realized and
  unrealized gain (loss)               0.884     0.883      0.884      0.685      0.682      0.676      2.225     2.217   (0.345)(c)

  Total from Investment
  Operations                           1.098     1.017      1.019      0.920      0.838      0.833      2.385     2.298    (0.146)


  LESS DISTRIBUTIONS
  DECLARED TO SHAREHOLDERS ($):
  From net investment
  income                              (0.230)   (0.149)    (0.151)    (0.250)    (0.168)    (0.183)    (0.147)   (0.070)   (0.024)


  From net realized gains             (0.438)   (0.438)    (0.438)    (1.450)    (1.450)    (1.450)    (0.568)   (0.568)

  Total Distributions
  Declared to Shareholders            (0.668)   (0.587)    (0.589)    (1.700)    (1.618)    (1.633)    (0.715)   (0.638)   (0.024)

  Net asset value --
  End of period ($)                    10.810    10.790     10.780     10.380     10.360     10.350    11.160    11.140     11.150

  Total return (d) (%)                 10.94     10.11      10.15       9.08       8.27       8.21      26.83     25.81   (1.30)(e)


  RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (f)                          1.12      1.88       1.88       1.12       1.87       1.87      1.14      1.89     1.86(g)


  Net investment income (f)             2.02      1.26       1.26       2.22       1.47       1.47      1.56      0.81     1.01(g)


  Portfolio turnover (%)                 74        74         74         69         69         69        71        71         71

  Net assets at end of
  period (000) ($)                    936,331   706,366     9,074     936,639    653,476     5,501     913,956   577,539     676


(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)      Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(g)      Annualized.

FINANCIAL HIGHLIGHTS

The Fund




                                                                               Year ended October 31,
                                                                      1996                                     1995
                                                        Class A               Class B              Class A               Class B
Net asset value--
Beginning of period ($)                                 8.940                 8.930                 8.060                 8.050

INCOME FROM INVESTMENT
OPERATIONS ($):

Net investment income (a)                               0.165                 0.097                 0.200                 0.137

Net realized and
unrealized gain                                         1.183                 1.182                 1.393                 1.395

Total from Investment
Operations                                              1.348                 1.279                 1.593                 1.532

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS ($):

From net investment
income                                                 (0.162)               (0.093)               (0.212)               (0.151)

From net realized gains                                (0.636)               (0.636)               (0.501)               (0.501)

Total Distributions
Declared to Shareholders                               (0.798)               (0.729)               (0.713)               (0.652)

Net asset value --
End of period ($)                                       9.490                 9.480                 8.940                 8.930

Total return (b) (%)                                   16.11                 15.27                 21.72                 20.84

RATIOS TO AVERAGE
NET ASSETS (%):

Expenses (c)                                            1.15                  1.90                  1.16                  1.93

Net investment income (c)                               1.82                  1.07                  2.43                  1.66

Portfolio turnover (%)                                    38                    38                    66                    66

Net assets at end of
period (000) ($)                                     759,409               453,468               667,611               353,831


(a) Per share data was calculated using average shares outstanding during the period.


(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received if any.

                                     NOTES

NOTES

FOR MORE INFORMATION

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.



You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by by writing or calling the Fund's distributor at:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com


Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.



You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust III (formerly Colonial Trust III): 811-881

- The Colonial Fund

[LIBERTY FUNDS LOGO]

ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

     Liberty Funds Distributor, Inc.(c)2000
     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
     www.libertyfunds.com



TF-01/XXX-XXXX

THE COLONIAL FUND                                      PROSPECTUS, MARCH 1, 2000


CLASS Z SHARES

Advised by Colonial Management Associates, Inc




The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from Liberty Funds Distributor, Inc., the Fund's distributor, or through a third party broker-dealer, (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



TABLE OF CONTENTS
THE FUND ...............................................................       2

Investment Goals .......................................................       2

Primary Investment Strategies ..........................................       2

Primary Investment Risks ...............................................       3

Performance History ....................................................       4

Your Expenses ..........................................................       5

YOUR ACCOUNT ...........................................................       6


How to Buy Shares ......................................................       6

Sales Charges ..........................................................       7

How to Exchange Shares .................................................       7

How to Sell Shares .....................................................       7

Other Information About Your Account ...................................       8

MANAGING THE FUND ......................................................      11


Investment Advisor .....................................................      11

Portfolio Managers .....................................................      11

OTHER INVESTMENT STRATEGIES AND RISKS...................................      12

FINANCIAL HIGHLIGHTS....................................................      13



-----------------------------
Not FDIC  May Lose Value
Insured   No Bank Guarantee
-----------------------------

                               THE COLONIAL FUND




INVESTMENT GOALS

The Fund seeks primarily income and capital growth and, secondarily, capital preservation.


PRIMARY INVESTMENT STRATEGIES


The Fund invests in both stocks and bonds. The Fund's investment advisor adjusts the Fund's allocation of stocks and bonds based on the advisor's assessment of the relative risk and expected performance of the stock and bond markets. Under normal market conditions, at least 25% of the Fund's assets will be invested in bonds or other fixed income securities.


Stocks

In selecting stocks for the Fund, the advisor uses an investment strategy that focuses on buying stocks with attractive values relative to other stocks within their industries. This relative values approach allows the Fund to remain diversified across a variety of industries. The advisor's strategy uses fact-based quantitaative analysis supported by fundamental research.




Bonds


In selecting bonds for the Fund, the advisor invests primarily in U.S. government securities and investment grade securities. The U.S. government securities may consist of U.S. Treasuries and mortgage-backed securities issued or guaranteed by the U.S. government, its agents or instrumentalities. The Fund's investment grade securities may consist of mortgage- or asset-backed securities issued by a private entity or corporate bonds.



Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."




PRIMARY INVESTMENT RISKS



The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

THE FUND



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.






Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.



Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its ability to make timely payments of interest or principal. This could result in a decrease in the price of the security.



Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.



Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

THE FUND


UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURN shows the Fund's Class Z share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.



AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses.



The Fund's return is compared to the Russell 1000 Index (Russell Index), an unmanaged index that tracks performance of small capitalization stocks traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. The Fund's return was compared formerly to the Standard & Poor's Midland 400 Index (S&P Index), an unmanaged index that tracks the performance of middle-capitalization U.S. stocks. In the past, the Fund had a median market capitalization and used the S&P Index as an appropriate benchmark. However, the current market capitalization more closely resembles a large capitalization fund. Therefore, the Fund is changing its benchmark to the Russell Index.
Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper, Inc. Balanced Average Fund's category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.





PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance.



CALENDAR YEAR TOTAL RETURNS (CLASS Z)

1990           -7.50%
1991           26.13%
1992           12.96%
1993           14.46%
1994           -2.10%
1995           29.02%
1996           17.16%
1997           26.32%
1998           13.28%
1999           13.72%



For period shown in bar chart:



Best quarter:   2nd quarter 1997, +15.78%

Worst quarter:  3rd quarter 1990, -11.99%



  AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999



                                           1 YEAR         5 YEARS       10 YEARS
   Class Z (%)                              13.72        19.72(1)       13.77(1)

   Russell Index (%)                        20.91        28.04          18.13

   S&P Index (%)                            14.72        23.05          17.32

   Lipper Average (%)                        8.98        16.33          12.26



(1) Class Z is a newer class of shares. Its performance information includes returns of the Funds Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. The Class A share returns are not restated to reflect any differences in expenses between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be higher, since Class Z shares are not subject to sales charges or services fees. Class A shares were initially offered on April 30, 1982, and Class Z shares were initially offered on July 31, 1995.

THE FUND


UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

-        $10,000 initial investment

-        5% total return for each year

-        Fund operating expenses remain the same


-        Assumes reinvestment of all dividends and distributions



YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.




  SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)



Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                0.00

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)          0.00

Redemption fee (%)(as a percentage of amount
redeemed, if applicable)                               (3)




ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)




Management fee (%)                                     0.53
Distribution and service (12b-1) fees (%)              0.00
Other expenses (%)                                     0.35
Total annual fund operating expenses (%)               0.88



  EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


            1 YEAR       3 YEARS     5 YEARS      10 YEARS
              $90           $281        $488        $1,084





(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(3)      There is a $7.50 charge for wiring sale proceeds to your bank.

YOUR ACCOUNT


WHO IS ELIGIBLE TO BUY
CLASS Z SHARES?



The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from the distributor or through a third party broker-dealer; (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.(4)





HOW TO BUY SHARES


Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.




  OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


  METHOD                   INSTRUCTIONS

 Through your              Your financial advisor can help you establish your
 financial advisor         account and buy Fund shares on your behalf.

 By check                  For new accounts, send a completed application and
 (new account)             check made payable to the Fund to the transfer agent,
                           Liberty Funds Services, Inc., P.O. Box 1722, Boston,
                           MA 02105-1722.

 By check                  For existing accounts, fill out and return the
(existing account)         additional investment stub included in your quarterly
                           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc.,
                           P.O. Box 1722, Boston, MA 02105-1722.


 By exchange               You or your financial advisor may acquire shares by
                           exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost.
                           There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                           1-800-422-3737.


 By wire You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.


 By electronic             You may purchase shares by electronically
 funds transfer            transferring money from your bank account to your
                           fund account by calling 1-800-422-3737. Electronic fund transfers may take up to two business days to settle and be considered in "good form". You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.



 Automatic                 You can make monthly or quarterly investments
 investment plan           automatically from your bank account to your fund
                           account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.



 By dividend               You may automatically invest dividends distributed by
 diversification           one fund into the same class of shares of the Fund at
                           no additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.



(4) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

YOUR ACCOUNT

CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.


The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.




SALES CHARGES


Your purchases of Class Z shares generally are at net asset value, which is the value of a Fund share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.



HOW TO EXCHANGE SHARES


You may exchange your shares for shares of the same share class of another fund or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


  METHOD                   INSTRUCTIONS


 Through your              You may call your financial advisor to place your
 financial advisor         sell order. To receive the current trading day's
                           price, your financial advisor firm must receive your request prior to the close of the NYSE, usually 4:00 p.m. Eastern time.


By exchange                You or your financial advisor may sell shares by
                           exchanging from the Fund into Class Z shares or Class
                           A shares of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.


 By telephone              You or your financial advisor may sell shares by
                           telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.



By mail You may send a signed letter of instruction or stock power form to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.


                           Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.




By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.


 By electronic             You may sell shares and request that the proceeds be
 funds transfer            electronically transferred to your bank. Proceeds may
                           take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

YOUR ACCOUNT

OTHER INFORMATION ABOUT YOUR ACCOUNT



HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the NAV next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



The Fund determines its NAV for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of Class Z shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's NAV on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.



You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.




ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS


The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.



DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


  TYPES OF DISTRIBUTIONS


 Dividend Represents interest and dividends earned from securities held by the Fund.




 Capital gains    Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.




DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account(5). To change your distribution option call 1-800-345-6611.




 DISTRIBUTION OPTIONS

 Reinvest all distributions in additional shares of your current fund

 Reinvest all distributions in shares of another fund


 Receive dividends in cash (see options below) and reinvest capital gains(6)



 Receive all distributions in cash (with one of the following options)(6):


-        send the check to your address of record

-        send the check to a third party address


-        transfer the money to your bank via electronic funds transfer



TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.



In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.






(5) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



(6) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

MANAGING THE FUND

INVESTMENT ADVISOR



Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, Massachusetts 02111-2621, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of January 31, 2000, Colonial managed over $15 billion in assets.




Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe). Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.



For the 1999 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.53% of average daily net assets of the Fund.




Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGERS

The portfolio managers of the Fund's equity investments are as follows:



JOHN E. LENNON, a chartered financial analyst and a senior vice president (formerly a vice president) of Colonial, has co-managed the Fund since October, 1997 and has managed various other Colonial equity funds since 1982.



PETER WILEY, a chartered financial analyst and a vice president of Colonial, has co-managed the Fund since June, 1999. Prior to joining Colonial in June, 1999, Mr. Wiley was a senior portfolio manager and principal at State Street Global Advisors from April, 1997 to March, 1999 and a vice president at Colonial from August, 1992 to April, 1997.



The portfolio managers of the Fund's fixed income investments are as follows:

MANAGING THE FUND


LESLIE W. FINNEMORE, a senior vice president (formerly a vice president) of Colonial, has co-managed the Fund since December, 1997 and has managed various other Colonial taxable fixed-income funds since 1987.



ANN T. PETERSON, a chartered financial analyst and a vice president of Colonia, has co-managed the Fund since July, 1999. Ms. Peterson has also served as a co-manager of various other Colonial taxable income funds since 1993.

OTHER INVESTMENT STRATEGIES AND RISKS

UNDERSTANDING THE FUND'S
OTHER INVESTMENTS AND RISKS


The Fund's primary investments and risks are described under "The Fund -- Primary Investment Strategies" and "The Fund -- Primary Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and use certain investment techniques. These securities and investment techniques offer opportunities and carry various risks.



The Fund may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals.



Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.




The Fund's primary investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goals or investment strategies.



DERIVATIVE STRATEGIES



The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS
AND DOLLAR ROLLS


When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms. In a dollar roll, the Fund sells a security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.



TEMPORARY DEFENSIVE STRATEGIES



At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last four fiscal years, which run from November 1 to October 31 and the period July 31, 1995 (commencement of the investment operations) to October 31, 1995. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended October 31, 1999, has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods prior to October 31, 1999, has been derived form the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report expressed an unqualified opinion on the financial highlights. You can request a free annual report by calling 1-800-426-3750.



THE FUND



                                                                                  Year ended October 31
                                                       1999             1998             1997             1996           1995(a)
                                                      Class Z          Class Z          Class Z          Class Z         Class Z
  Net asset value--
  Beginning of period ($)                             10.390           11.170            9.500            8.940           8.780

  INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (b)                            0.240            0.261            0.184            0.186           0.041
  Net realized and
  unrealized gain                                      1.343            0.685            2.225            1.192           0.167

  Total from Investment Operations                     1.583            0.946            2.409            1.378           0.208


  LESS DISTRIBUTIONS
  DECLARED TO SHAREHOLDERS ($):

  From net investment income                          (0.255)          (0.276)          (0.171)          (0.182)         (0.048)
  From net realized gains                             (0.438)          (1.450)          (0.568)          (0.636)           ---
  Total Distributions Declared to
  Shareholders                                        (0.693)          (1.726)          (0.739)          (0.818)         (0.048)

  Net asset value--
  End of period ($)                                   11.280           10.390            11.170           9.500           8.940

  Total return (c) (%)                                 15.92            9.35             27.10            16.50          2.02(d)


  RATIOS TO AVERAGE NET ASSETS (%):

  Expenses                                            0.88(e)          0.88(e)          0.90(e)            0.91          0.93(f)
  Net investment income                               2.26(e)          2.46(e)          1.80(e)            2.06          2.66(f)
  Portfolio turnover (%)                                74               69                71               38              66

  Net assets at end of period (000) ($)                  3             22,235            16,158           13,555          3,659


(a) Class Z shares were initially offered on July 31, 1995. Per share amounts reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.


(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)      Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f)      Annualized.

NOTES

NOTES

FOR MORE INFORMATION

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.



You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:



Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com



Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar databased on the Securities and Exchange Commission internet site at www.sec.gov.



You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:




Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102


Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Liberty Funds Trust III (formerly Colonial Trust III): 811-881


- The Colonial Fund

[LIBERTY FUNDS LOGO]

ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

     Liberty Funds Distributor, Inc.(c)2000
     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
     www.libertyfunds.com

XX-001 000X-0000X (XXX)

COLONIAL GLOBAL EQUITY FUND                           PROSPECTUS, MARCH 1, 2000
CLASS A, B, & C SHARES


Advised by Colonial Management Associates, Inc.


TABLE OF CONTENTS
THE FUND ...............................................................       2

Investment Goal ........................................................       2

Primary Investment Strategies ..........................................       2

Primary Investment Risks ...............................................       2

Performance History ....................................................       3

Your Expenses ..........................................................       4

YOUR ACCOUNT ...........................................................       5


How to Buy Shares ......................................................       5

Sales Charges ..........................................................       6

How to Exchange Shares .................................................       8

How to Sell Shares .....................................................       8

Distribution and Service Fees ..........................................       9

Other Information About Your Account ...................................      10

MANAGING THE FUND ......................................................      12


Investment Advisor .....................................................      12

Portfolio Managers .....................................................      12


FINANCIAL HIGHLIGHTS ...................................................      13



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Not FDIC       May Lose Value
Insured        No Bank Guarantee

INVESTMENT GOAL


The Fund seeks long-term growth by investing primarily in global equities.


PRIMARY INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 65% of its total assets in U.S. and foreign equity securities. The Fund may invest in the debt or equity securities of companies and governments of any nation, but will generally be invested in the equity securities of issuers in at least three countries including the U.S.


The Fund will invest in shares of other investment companies. Investments in investment companies involves payment of duplicate fees because the Fund, as a shareholder, will indirectly pay a portion of the other investment company's expenses.


At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.



PRIMARY INVESTMENT RISKS


The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.



Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the

THE FUND


UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performancefor each complete calendar year since it commenced operations. It includes the effect of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year and the life of the Fund periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.



The Fund's return is compared to the Morgan Stanley Capital International World
(GDP) Index (MSCI Index), an unmanaged index that tracks the performance of global stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper, Global Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.



amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.


PERFORMANCE HISTORY


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.




CALENDER YEAR TOTAL RETURNS (CLASS A)

                                  [BAR GRAPH]

1993      1994      1995      1996      1997      1998      1999
35.20%    (1.62)%   16.45%    19.03%    14.55%    17.12%    15.84%


For period shown in bar chart:



Best quarter:  4th quarter 1998, +17.77%



Worst quarter:  3rd quarter 1998, -14.74%

THE FUND



  AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999



                                                                        LIFE OF THE
                                             1 YEAR        5 YEARS         FUND
 Class A (%)                                  9.18          15.21          13.40

 Class B (%)                                  9.98          15.45          13.38

 Class C (%)                                  13.96        15.68(1)      13.38(1)

 MSCI Index (%)                               27.26         19.01        15.55(2)

 Lipper Average (%)                           33.68         18.40        15.73(2)





(1) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares (the oldest existing fund class with a similar cost structure) for periods prior to the inception of the newer class of shares. The Class B share returns are not restated to reflect any differences in expenses (such Rule 12b-1 fees) between Class B shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class would be lower. Class A shares were initially offered on June 8, 1992, Class B shares were initially offered on June 8, 1992, and Class C shares were initially offered on August 1, 1997.



(2)      Performance information is from June 30, 1992.

The Fund


UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-        $10,000 initial investment

-        5% total return for each year

-        Fund operating expenses remain the same


-        Assumes reinvestment of all dividends and distributions



YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)




                                                       CLASS A    CLASS B    CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                 5.75       0.00        0.00

Maximum deferred sales charge (load) on redemptions
(%) (as a percentage of the lesser of purchase
price or redemption price)                             1.00(4)     5.00        1.00

Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                          (5)        (5)        (5)



ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)



                                                     CLASS A     CLASS B     CLASS C
Management fee(6) (%)                                  0.95        0.95        0.95
Distribution and service (12b-1) fees (%)              0.25        1.00        1.00

Other expenses(6) (%)                                  0.55        0.55        0.55
Total annual fund operating expenses(6) (%)            1.75        2.50        2.50



 EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


 CLASS                                     1 YEAR     3 YEARS    5 YEARS     10 YEARS
 Class A                                    $743      $1,094      $1,469      $2,519
 Class B: did not sell your shares          $253        $779      $1,331      $2,652
          sold all your shares at
          the end of the period             $753      $1,079      $1,531      $2,652

 Class C: did not sell your shares          $253        $779      $1,331      $2,836
          sold all your shares at
          the end of the period             $353        $779      $1,331      $2,836



(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.



(5)      There is a $7.50 charge for wiring sale proceeds to your bank.



(6) The Fund's advisor voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.65%. As a result, the actual management fee for each share class would be 0.85% and total annual fund operating expenses for Class A, B and C shares would be 1.65%, 2.40% and 2.40%, respectively. This arrangement may be terminated by the advisor a any time.

                                  YOUR ACCOUNT


INVESTMENT MINIMUMS(7)



Initial Investment .......................................                $1,000
Subsequent Investments ...................................                $   50
Automatic Investment Plan ................................                $   50
Retirement Plans .........................................                $   25


HOW TO BUY SHARES


Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.



 OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


  METHOD                   INSTRUCTIONS

 Through your              Your financial advisor can help you establish your
  financial advisor        account and buy Fund shares on your behalf.

 By check                  For new accounts, send a completed application and
 (new account)             check made payable to the Fund to the transfer agent,
                           Liberty Funds Services, Inc., P.O. Box 1722, Boston,
                           MA 02105-1722.

 By check                  For existing accounts, fill out and return the
 (existing account)        additional investment stub included in your quarterly
                           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc.,
                           P.O. Box 1722, Boston, MA 02105-1722.


 By exchange               You or your financial advisor may acquire shares by
                           exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost.
                           There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                           1-800-422-3737.


 By wire You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.


 By electronic             You may purchase shares by electronically
 funds transfer            transferring money from your bank account to your
                           fund account by calling 1-800-422-3737. Electronic fund transfers may take up to two business days to settle and be considered in "good form". You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.



 Automatic                 You can make monthly or quarterly investments
 investment plan           automatically from your bank account to your fund
                           account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.



 By dividend               You may automatically invest dividends distributed by
 diversification           one fund into the same class of shares of the Fund at
                           no additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.





(7) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

YOUR ACCOUNT

CHOOSING A SHARE CLASS


The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class
A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.



SALES CHARGES


You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances these sales charges are waived, as described below and in the Statement of Additional Information.



CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.





 CLASS A SALES CHARGES


                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,000                               5.75           6.10          5.00

$50,000 to less than $100,000                   4.50           4.71          3.75

$100,000 to less than $250,000                  3.50           3.63          2.75

$250,000 to less than $500,000                  2.50           2.56          2.00

$500,000 to less than $1,000,000                2.00           2.04          1.75

$1,000,000 or more(8)                           0.00           0.00          0.00








(8) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. Purchases in accounts aggregating over $5 million are subject to a 1.00% CDSC only to the extent that the sale of shares within 18 months of purchase cause the value of the account to fall below the $5 million level. The 18-month period begins on the first day of the month following each purchase.

YOUR ACCOUNT

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)


Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.




For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:



  PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                           COMMISSION %
First $3 million                                               1.00

Next $2 million                                                0.50

Over $5 million                                                0.25(9)



REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV), which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time.Class B shares automatically convert to Class A shares after eight years. The distributor pays the financial advisor firm an up-front commission of 5.00% on sales of Class B shares.


(9) Paid over 12 months but only to the extent the shares remain outstanding.

YOUR ACCOUNT



      CLASS B SALES CHARGES


                                                               % DEDUCTED WHEN
      HOLDING PERIOD AFTER PURCHASE                            SHARES ARE SOLD
      Through first year                                             5.00
      Through second year                                            4.00
      Through third year                                             3.00
      Through fourth year                                            3.00
      Through fifth year                                             2.00
      Through sixth year                                             1.00
      Longer than six years                                          0.00

CLASS C SHARES Similar to Class shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor an up-front commissionof 1.00% on sales of Class C shares.


CLASS C SALE CHARGES


YEARS AFTER PURCHASE                              % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                             1.00
Longer than one year                                           0.00

HOW TO EXCHANGE SHARES


You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

YOUR ACCOUNT

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

YOUR ACCOUNT


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:



  METHOD                   INSTRUCTIONS

 Through your              You may call your financial advisor to place your
 financial advisor         sell order. To receive the current trading day's
                           price, your financial advisor firm must receive your request prior to the close of the NYSE, usually 4:00 p.m. Eastern time.


 By exchange               You or your financial advisor may sell shares by
                           exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.



 By telephone              You or your financial advisor may sell shares by
                           telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.



 By mail You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.



                           Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.


 By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.


 By electronic             You may sell shares and request that the proceeds be
 funds transfer            electronically transferred to your bank. Proceeds may
                           take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.



DISTRIBUTION AND SERVICE FEES


The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. These annual distribution fee and service fee may equal up to 0.00% and 0.25%, respectively, for Class A shares and 0.75% and 0.25%, respectively, for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(10)





(10) Class B shares automatically convert to Class A shares after eight years eliminating the distribution fee upon conversion.

YOUR ACCOUNT

OTHER INFORMATION ABOUT YOUR ACCOUNT


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the NAV (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



The Fund determines its NAV for each share class by dividing each class's total net assets by the number of that class's shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's NAV on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.



You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS


The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.



DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS


 Dividend Represents interest and dividends earned from securities held by the Fund.



 Capital gains             Represents net long-term capital gains on sales of
                           securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.




DISTRIBUTION OPTIONS The Fund distributes dividends semi-annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.(11) To change your distribution option call 1-800-345-6611.



DISTRIBUTION OPTIONS

 Reinvest all distributions in additional shares of your current fund

 Reinvest all distributions in shares of another fund


 Receive dividends in cash (see options below) and reinvest capital gains(12)



 Receive all distributions in cash (with one of the following options) (12):


-        send the check to your address of record

-        send the check to a third party address


-        transfer the money to your bank via electronic funds transfer



TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


In general, any distribution of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.



In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.




(11) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.




(12) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

MANAGING THE FUND

INVESTMENT ADVISOR


Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, MA 02111-2621, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of January 31, 2000, Colonial Management managed over $15 billion in assets.



Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe). Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.





For the 1999 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.85% of average net assets of the Fund.


Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGERS





NICHOLAS GHAJA, an assistant vice president of Colonial, manages the Fund. Mr. Ghajar has been either an associate portfolio manager or an equity analyst of various equity funds since 1991.

FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.



THE FUND

                                                                             Year ended October 31,
                                                             1999                       1998                        1997

                                                  Class A   Class B  Class C  Class A  Class B  Class C Class A  Class B  Class C(f)
  Net asset value--
  Beginning of period ($)                          14.160    13.980   14.100   14.280   14.130   14.260  13.440   13.350    15.390

  INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss) (a)(b)              (0.008)  (0.117)  (0.117)   0.075   (0.032)  (0.033)   0.169   0.065    (0.025)

  Net realized and unrealized gain (loss)           1.671    1.650    1.660    1.478    1.444    1.474    2.179   2.158   (1.105)(g)

  Total from Investment Operations                  1.663    1.533    1.543    1.553    1.412    1.441    2.348   2.223    (1.130)
                                                    =============================================================================

  LESS DISTRIBUTIONS
  DECLARED TO SHAREHOLDERS ($):

  From net investment income                         ---      ---      ---    (0.087)  (0.020)  (0.043)  (0.065)   ---       ---

  In excess of net investment income                 ---      ---      ---    (0.056)  (0.012)  (0.028)    ---     ---       ---

  From net realized gains                          (0.793)  (0.693)  (0.733)  (1.530)  (1.530)  (1.530)  (1.443) (1.443)     ---

  Total Distributions
  Declared to Shareholders                         (0.793)  (0.693)  (0.733)  (1.673)  (1.562)  (1.601)  (1.508) (1.443)     ---
                                                    =============================================================================

  Net asset value--
  End of period ($)                                15.030    14.820   14.910   14.160   13.980   14.100  14.280   14.130    14.260

  Total return (c)(d) (%)                           12.06    11.20    11.20    11.62    10.64    10.77    18.92   18.02    (7.34)(h)
                                                    =============================================================================

  RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (e)                                      1.65      2.40     2.40     1.65     2.40     2.40    1.58     2.33    2.44(i)

  Net investment income (loss) (e)                 (0.05)    (0.80)   (0.80)    0.53    (0.22)   (0.22)   1.22     0.47   (0.68)(i)

  Fees and expenses waived or
  borne by the Advisor (e)                          0.10      0.10     0.10     0.11     0.11     0.11     ---     ---       ---

  Portfolio turnover (%)                             65        65       65       42       42       42      90       90        90

  Net assets at end of period (000) ($)            53,905    78,682   2,341    46,344   78,668   1,931   35,181   73,188     739

  (a) Net of fees and expenses waived or
      borne by the Advisor which amounted to
      ($):                                          0.015    0.015    0.015    0.015    0.015    0.015     ---     ---       ---




(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.


(f) Class C shares were initially offered on August 1, 1997. Per share amounts reflects activity from that date.


(g) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(h)      Not annualized.

(i)      Annualized.

FINANCIAL HIGHLIGHTS

The Fund


                                                                              Year ended October 31,
                                                                        1996                                   1995
                                                            Class A             Class B             Class A               Class B
 Net asset value--
 Beginning of period ($)                                   12.450               12.390               12.690               12.630

 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income (a)(b)                               0.123                0.027                0.167                0.076

 Net realized and unrealized gain (loss)                    1.664                1.634                0.735                0.735

 Total from Investment Operations                           1.787                1.661                0.902                0.811

 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):
 From net investment income                                (0.098)              (0.027)              (0.198)              (0.107)

 In excess of net investment income                        (0.035)              (0.010)                  --                   --

 From net realized gains                                   (0.664)              (0.664)              (0.944)              (0.944)

 Total Distributions
 Declared to Shareholders                                  (0.797)              (0.701)              (1.142)              (1.051)

 Net asset value--
 End of period ($)                                         13.440               13.350               12.450               12.390

 Total return (c) (%)                                       15.10                14.04                 8.23(d)              7.43(d)


 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses (e)                                                1.58               2.33                   1.36                  2.11

 Fees and expenses waived or
 borne by the Advisor (e) (%)                                  --                   --                 0.26                 0.26

 Net investment income (e)                                   0.96               0.21                   1.40                 0.65

 Portfolio turnover                                           125                  125                   74                   74

 Net assets at end of period (000) ($)                     19,092               65,714               11,501               59,131

(a)  Net of fees and expenses waived or
     borne by the Advisor which amounted
     to ($):                                                   --                   --                0.031                0.031




(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

NOTES

NOTES

FOR MORE INFORMATION

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.



You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com


Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commissioninternet site at www.sec.gov.



You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.com or by writing the:



Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102


Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:


Liberty Funds Trust III (formerly Colonial Trust III):  811-881


- Colonial Global Equity Fund

[LIBERTY FUNDS LOGO]

ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

     Liberty Funds Distributor, Inc.(c)2000
     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
     www.libertyfunds.com



xxx-xxx

--------------------------------------------------------------------------------
COLONIAL INTERNATIONAL HORIZONS FUND   Prospectus, March 1, 2000
--------------------------------------------------------------------------------



CLASS A, B AND C SHARES


Advised by Colonial Management Associates, Inc.



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                                       2
--------------------------------------------------------------------------------

Investment Goals...............................................................2
Primary Investment Strategies..................................................2
Primary Investment Risks.......................................................2
Performance History............................................................2
Your Expenses..................................................................2


YOUR ACCOUNT                                                                  12
--------------------------------------------------------------------------------
How to Buy Shares.............................................................12
Sales Charges.................................................................13
How to Exchange Shares........................................................16
How to Sell Shares............................................................16
Distribution and Service Fees.................................................17
Other Information About Your Account..........................................18

MANAGING THE FUND                                                             20
--------------------------------------------------------------------------------
Investment Advisor............................................................20
Portfolio Manager.............................................................20
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                          23
--------------------------------------------------------------------------------

-----------------------------
Not FDIC    May Lose Value
Insured   -------------------
           No Bank Guarantee
-----------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

INFLATION SENSITIVE COMPANIES

In selecting stocks for the Fund, the advisor will choose companies in industries and markets which the advisor believes will react favorably to inflation in the U.S. economy. Inflation sensitive companies in which the Fund may invest include companies engaged in the development and processing of natural resources and companies engaged in consumer-oriented business.
--------------------------------------------------------------------------------


INVESTMENT GOALS

--------------------------------------------------------------------------------
The Fund seeks preservation of capital purchasing power and long-term growth.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of inflation sensitive companies located outside of the United States. The Fund's foreign investments may include securities of companies located in emerging markets countries. The Fund is a non-diversified mutual fund and, although it generally will not, it may invest more than 5% of its total assets in the securities of a single issuer.

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's goals or investment strategies.


PRIMARY INVESTMENT RISKS

--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the


                                                                            ----
                                                                               2

THE FUND

     amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.



     Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

     As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.


                                                                            ----
                                                                               3

THE FUND

     UNDERSTANDING PERFORMANCE

     CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.


     AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year and the life of the Fund periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.

     The Fund's return is compared to the Morgan Stanley Capital International EAFE (GDP) Index (Morgan Stanley Index), an unmanaged index that tracks the performance of international stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper, Inc. International Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.

     ---------------------------------------------------------------------------

     PERFORMANCE HISTORY
     ---------------------------------------------------------------------------

     The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar year returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

     ---------------------------------------------------------------------------
     Calendar Year Total Returns (Class A)
     ---------------------------------------------------------------------------
                              [PERFORMANCE GRAPH]
1993   33.76%
1994  -0.93%
1995  13.06%
1996  20.63%
1997   5.95%
1998  10.56%
1999  29.21%


                                        For period shown in bar chart:
                                        Best quarter: 4th quarter 1999, +22.22%
                                        Worst quarter: 3rd quarter 1998, -17.00%


     ---------------------------------------------------------------------------

     Average Annual Total Returns -- for Periods Ended December 31, 1999

     ---------------------------------------------------------------------------


                                    1 YEAR         5 YEARS      LIFE OF THE FUND
     Class A (%)                     21.78          14.24             12.56
     ---------------------------------------------------------------------------
     Class B (%)                     23.30          14.52             12.61
     ---------------------------------------------------------------------------
     Class C (%)                     27.31          14.81(1)          12.64(1)
     ---------------------------------------------------------------------------
     Morgan Stanley Index (%)        31.00          16.00             13.29(2)
     ---------------------------------------------------------------------------
     Lipper Average (%)              40.80          15.04             13.54(2)

     (1) Class C is the newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. The Class A share returns are not restated to reflect any differences in expenses (like Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be lower. Class A and B shares were initially offered on June 8, 1992, and Class C shares were initially offered on August 1, 1997.

     (2)  Performance information is from June 30, 1992.


                                                                            ----
                                                                               4

THE FUND

     UNDERSTANDING EXPENSES


     SALES CHARGES are paid directly by shareholders to Liberty
     Funds Distributor, Inc., the Fund's distributor.


     ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.


     EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

     * $10,000 initial investment
     * 5% total return for each year
     * Fund operating expenses remain the same
     * Assumes reinvestment of all dividends and distributions

     ---------------------------------------------------------------------------

     YOUR EXPENSES
     ---------------------------------------------------------------------------
     Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

     ---------------------------------------------------------------------------
     Shareholder Fees(3) (paid directly from your investment)
     ---------------------------------------------------------------------------



                                                                CLASS A      CLASS B       CLASS C
     Maximum sales charge (load) on purchases (%)                5.75         0.00          0.00
     (as a percentage of the offering price)
     ----------------------------------------------------------------------------------------------
     Maximum deferred sales charge (load) on                     1.00(4)      5.00          1.00
     redemptions (%) (as a percentage of the
     lesser of purchase price or redemption price)
     ----------------------------------------------------------------------------------------------
     Redemption fee (%) (as a percentage of amount                (5)          (5)           (5)
     redeemed, if applicable)


     ---------------------------------------------------------------------------
     Annual Fund Operating Expenses (deducted directly from Fund assets)
     ---------------------------------------------------------------------------


                                                               CLASS A       CLASS B      CLASS C
     Management fees (%)                                         0.75         0.75          0.75
     --------------------------------------------------------------------------------------------
     Distribution and service (12b-1) fees (%)                   0.25         1.00          1.00
     --------------------------------------------------------------------------------------------
     Other expenses (%)                                          0.64         0.64          0.64
     --------------------------------------------------------------------------------------------
     Total annual fund operating expenses (%)                    1.64         2.39          2.39


     ---------------------------------------------------------------------------
     Example Expenses (your actual costs may be higher or lower)
     ---------------------------------------------------------------------------


     CLASS                                        1 YEAR       3 YEARS      5 YEARS       10 YEARS
     Class A                                       $732        $1,063        $1,415        $2,407
     ---------------------------------------------------------------------------------------------
     Class B:   did not sell your shares           $242        $  745        $1,275        $2,540

                sold all your shares at
                the end of the period              $742        $1,045        $1,475        $2,540
     ---------------------------------------------------------------------------------------------
     Class C:   did not sell your shares           $242        $  745        $1,275        $2,726

                sold all your shares at
                the end of the period              $342        $  745        $1,275        $2,726

     (3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
     (4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.
     (5)  There is a $7.50 charge for wiring sale proceeds to your bank.


                                                                            ----
                                                                               5

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------


INVESTMENT MINIMUMS(6)

Initial Investment..............$1,000
Subsequent Investments..........$  250
Automatic Investment Plans......$   50
Retirement Plans................$   25
--------------------------------------------------------------------------------


HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.



--------------------------------------------------------------------------------
Outlined below are the various options for buying shares:
--------------------------------------------------------------------------------



METHOD                   INSTRUCTIONS

Through your        Your financial advisor can help you establish your account
financial advisor   and buy Fund shares on your behalf.
--------------------------------------------------------------------------------
By check            For new accounts, send a completed application and check
(new account)       made payable to the Fund to the transfer agent, Liberty
                    Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By check            For existing accounts, fill out and return the additional
(existing account)  investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and
                    account number with a check made payable to the Fund to
                    Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                    02105-1722.
--------------------------------------------------------------------------------
By exchange         You or your financial advisor may acquire shares by
                    exchanging shares you own in one fund for shares of the same class of another Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire             You may purchase shares by wiring money from your bank
                    account to your fund account. To wire funds to your fund
                    account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
--------------------------------------------------------------------------------
By electronic       You may purchase shares by electronically transferring money
funds transfer      from your bank account to your fund account by calling
                    1-800-422-3737. Electronic funds transfers may take up to
                    two business days to settle and be considered in "good
                    form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
--------------------------------------------------------------------------------
Automatic           You can make monthly or quarterly investments automatically
investment plan     from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds
                    transfer. Be sure to complete the appropriate section of the application for this feature.
--------------------------------------------------------------------------------
By dividend         You may automatically invest dividends distributed by one
diversification     fund into the same class of shares of the Fund at no
                    additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.

6) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


                                                                            ----
                                                                               6

YOUR ACCOUNT


     CHOOSING A SHARE CLASS

     The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.
     ---------------------------------------------------------------------------


     SALES CHARGES
     ---------------------------------------------------------------------------

     You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

     CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.



     ---------------------------------------------------------------------------
     Class A Sales Charges
     ---------------------------------------------------------------------------



                                        AS A % OF THE     AS A %   % OF OFFERING
                                       PUBLIC OFFERING   OF YOUR        PRICE
                                            PRICE       INVESTMENT   RETAINED BY
                                                                      FINANCIAL
     AMOUNT OF PURCHASE                                             ADVISOR FIRM

     Less than $50,000                       5.75          6.10          5.00
     ---------------------------------------------------------------------------
     $50,000 to less than $100,000           4.50          4.71          3.75
     ---------------------------------------------------------------------------
     $100,000 to less than $250,000          3.50          3.63          2.75
     ---------------------------------------------------------------------------
     $250,000 to less than $500,000          2.50          2.56          2.00
     ---------------------------------------------------------------------------
     $500,000 to less than $1,000,000        2.00          2.04          1.75
     ---------------------------------------------------------------------------
     $1,000,000 or more(7)                   0.00          0.00          0.00



     For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:


     ---------------------------------------------------------------------------
     Purchases Over $1 Million
     ---------------------------------------------------------------------------


     AMOUNT PURCHASED                                           COMMISSION %

     First $3 million                                               1.00
     ---------------------------------------------------------------------------
     Next $2 million                                                0.50
     ---------------------------------------------------------------------------
     Over $5 million                                                0.25(8)

     (7) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1% CDSC if shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.
     (8) Paid over 12 months but only to the extent the shares remain outstanding.


                                                                            ----
                                                                               7

YOUR ACCOUNT


     UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

     Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.
     ---------------------------------------------------------------------------



     REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV), which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

     CLASS B SHARES Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. The distributor pays the financial advisor firm an up-front commission of 5.00% on sales of Class B shares.



     ---------------------------------------------------------------------------
     Class B Sales Charges
     ---------------------------------------------------------------------------


     HOLDING PERIOD AFTER PURCHASE                              % DEDUCTED WHEN
     Through first year                                              5.00
     ---------------------------------------------------------------------------
     Through second year                                             4.00
     ---------------------------------------------------------------------------
     Through third year                                              3.00
     ---------------------------------------------------------------------------
     Through fourth year                                             3.00
     ---------------------------------------------------------------------------
     Through fifth year                                              2.00
     ---------------------------------------------------------------------------
     Through sixth year                                              1.00
     ---------------------------------------------------------------------------
     Longer than six years                                           0.00

                                                                            ----
                                                                               8

YOUR ACCOUNT


     CLASS C SHARES Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.



     ---------------------------------------------------------------------------
     Class C Sales Charges
     ---------------------------------------------------------------------------

     YEARS AFTER PURCHASE                        % DEDUCTED WHEN SHARES ARE SOLD
     Through first year                                       1.00
     ---------------------------------------------------------------------------
     Longer than one year                                     0.00


     HOW TO EXCHANGE SHARES
     ---------------------------------------------------------------------------

     You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


     HOW TO SELL SHARES
     ---------------------------------------------------------------------------
     Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


     When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements, please call 1-800-799-7526 for more information.

     The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of


                                                                            ----

YOUR ACCOUNT


     your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.



     ---------------------------------------------------------------------------
     Outlined below are the various options for selling shares:
     ---------------------------------------------------------------------------



     METHOD         INSTRUCTIONS
     Through your   You may call your financial advisor to place your sell
                    order. To receive the current trading day's price, your
                    financial advisor firm must receive your request prior to
                    the close of the NYSE, usually 4:00 p.m. Eastern time
     ---------------------------------------------------------------------------
     By exchange    You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call
                    1-800-422-3737
     ---------------------------------------------------------------------------
     By telephone   You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                    You do not need to set up this feature in advance of your
                    call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
     ---------------------------------------------------------------------------
     By mail        You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another
                    eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries,
                    surviving joint owners and individual retirement account
                    owners. For details, call 1-800-345-6611.

                    Mail your letter of instruction to Liberty Funds Services,
                    Inc., P.O. Box 1722, Boston, MA 02105-1722.
     ---------------------------------------------------------------------------
     By wire        You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                    telephone request. Be sure to complete the appropriate
                    section of the account application for this feature.
     ---------------------------------------------------------------------------
     By electronic  You may sell shares and request that the proceeds be electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                    must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


                                                                            ----
                                                                              10

YOUR ACCOUNT

     DISTRIBUTION AND SERVICE FEES
     ---------------------------------------------------------------------------

     The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual distribution fee and service fee may equal up to 0.00% and 0.25%, respectively, for Class A shares and 0.75% and 0.25%, respectively,for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(9)

     (9) Class B shares automatically convert to Class A shares after eight years, eliminating the distribution fee upon conversion.


                                                                            ----

YOUR ACCOUNT

     OTHER INFORMATION ABOUT YOUR ACCOUNT
     ---------------------------------------------------------------------------

     HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

     When you request a transaction, it will be processed at the NAV (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

     The Fund determines its NAV for each share class by dividing each class's total net assets by the number of that class's shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's NAV on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

     You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.


     ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


     SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.


                                                                            ----
                                                                              12

YOUR ACCOUNT

     UNDERSTANDING FUND DISTRIBUTIONS

     The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

     ---------------------------------------------------------------------------

     DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


     ---------------------------------------------------------------------------
     Types of Distributions
     ---------------------------------------------------------------------------


     Dividend       Represents interest and dividends earned from securities
                    held by
     ---------------------------------------------------------------------------
     Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains which are gains on sales of securities held for a 12-month period or less.



     DISTRIBUTION OPTIONS The Fund distributes dividends semi-annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.(10) To change your distribution option call 1-800-345-6611.



     ---------------------------------------------------------------------------
     Distribution Options
     ---------------------------------------------------------------------------


     Reinvest all distributions in additional shares of your current fund
     ---------------------------------------------------------------------------
     Reinvest all distributions in shares of another fund
     ---------------------------------------------------------------------------
     Receive dividends in cash (see options below) and reinvest capital gains(11)
     ---------------------------------------------------------------------------
     Receive all distributions in cash (with one of the following options):(11)

     * send the check to your address of record

     * send the check to a third party address

     * transfer the money to your bank via electronic funds transfer



     TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


     In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

     In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

     (10) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

     (11) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.


                                                                            ----
                                                                              13

--------------------------------------------------------------------------------
MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, Massachusetts 02111-2621, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of January 31, 2000, Colonial managed over $15 billion in assets.

Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe). Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.

For the 1999 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.75% of average daily net assets of the Fund.


Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------

NICHOLAS GHAJAR, an assistant vice president of Colonial, manages the Fund. Mr. Ghajar has been either an associate portfolio manager or an equity analyst of various Colonial equity funds since 1989.


                                                                            ----
                                                                              14

MANAGING THE FUND












                                                                            ----

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


--------------------------------------------------------------------------------
The Fund
--------------------------------------------------------------------------------


                                                                        Year ended October 31
                                                    1999                           1998                          1997

                                         Class A   Class B   Class C    Class A   Class B   Class C   Class A   Class B   Class C(a)
  Net asset value --
  Beginning of period ($)                12.260    12.140     12.240    15.260    15.070    15.220     14.320   14.230    15.910
------------------------------------------------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT
  OPERATIONS ($):

  Net investment income (loss) (b)        0.027    (0.067)    (0.068)    0.032    (0.062)   (0.061)    0.098    (0.011)   (0.017)
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) 2.041     2.015      2.036    (0.222)   (0.208)   (0.181)    2.296     2.275    (0.673)(c)
------------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations        2.068     1.948      1.968    (0.190)   (0.270)   (0.242)    2.394     2.264    (0.690)
====================================================================================================================================
  LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS ($):

  Net investment income                    ---       ---       ---      (0.074)    ----     (0.039)   (0.030)     ----       ----
------------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income       ---       ---       ---      (0.076)    ----     (0.039)     ----      ----       ----
------------------------------------------------------------------------------------------------------------------------------------
  From net realized gains                (0.948)   (0.898)    (0.908)   (2.660)   (2.660)   (2.660)   (1.424)   (1.424)      ----
------------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared
  to Shareholders                        (0.948)   (0.898)    (0.908)   (2.810)   (2.660)   (2.738)   (1.454)   (1.424)      ----
====================================================================================================================================
  Net asset value --
  End of period ($)                      13.380    13.190     13.300    12.260    12.140    12.240    15.260    15.070    15.220
------------------------------------------------------------------------------------------------------------------------------------
  Total return (%) (d)                   17.77     16.85      16.90     (1.14)    (1.76)    (1.53)    17.87     16.98     (4.34)(e)
====================================================================================================================================
  RATIOS TO AVERAGE NET ASSETS (%):

  Expenses (f)                            1.64      2.39       2.39      1.68      2.43      2.43      1.62      2.37      2.39(g)
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (f)        0.21     (0.54)     (0.54)     0.24     (0.51)    (0.51)     0.67     (0.08)    (0.42)(g)
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover (%)                   43        43         43        100       100       100       67        67         67
------------------------------------------------------------------------------------------------------------------------------------
  Net assets at end of period (000) ($)   57,814   51,930     1,299     58,213    57,809     1,171    34,645    26,817      103

(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

(b) Per share data was calculated using the average shares outstanding during the period.


(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                            ----
                                                                              16

FINANCIAL HIGHLIGHTS

     ---------------------------------------------------------------------------
     The Fund
     ---------------------------------------------------------------------------

                                                                    Year ended October 31
                                                            1996                    1995

                                                   Class A      Class B      Class A     Class B
       Net asset value --                          12.430       12.380       13.160      13.110
     -------------------------------------------------------------------------------------------
       INCOME FROM INVESTMENT
       OPERATIONS ($):

       Net investment income (loss)(a)              0.075       (0.026)       0.102       0.009
     -------------------------------------------------------------------------------------------
       Net realized and unrealized gain (loss)      2.525        2.506       (0.496)     (0.489)
     -------------------------------------------------------------------------------------------
       Total from Investment Operations             2.600        2.480       (0.394)     (0.480)
     ===========================================================================================
       LESS DISTRIBUTIONS DECLARED
       TO SHAREHOLDERS ($):

       Net investment income                       (0.080)       ----        (0.106)     (0.020)
     -------------------------------------------------------------------------------------------
       From net realized gains                     (0.630)      (0.630)      (0.230)     (0.230)
     -------------------------------------------------------------------------------------------
       Total Distributions Declared
       to Shareholders                             (0.710)      (0.630)      (0.336)     (0.250)
     ===========================================================================================
       Net asset value --
       End of period ($)                           14.320       14.230       12.430       2.380
     -------------------------------------------------------------------------------------------
       Total return (%) (b)                        21.69        20.70        (2.88)      (3.56)
     ===========================================================================================
       RATIOS TO AVERAGE NET ASSETS (%):

       Expenses (c)                                 1.61         2.36         1.66        2.41
     -------------------------------------------------------------------------------------------
       Net investment income (loss) (c)             0.56        (0.19)        0.82        0.07
     -------------------------------------------------------------------------------------------
       Portfolio turnover (%)                         84           84          65           65
     -------------------------------------------------------------------------------------------
       Net assets at end of period (000) ($)        36,655       25,482      31,297       20,931


     (a) Per share data was calculated using the average shares outstanding during the period.


     (b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

     (c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                            ----
                                                                              17

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

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                                                                            ----
                                                                              18

NOTES

--------------------------------------------------------------------------------

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                                                                            ----
                                                                              19

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests.The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com


Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:


Liberty Funds Trust III (formerly Colonial Trust III): 811-881
* Colonial International Horizons Fund


--------------------------------------------------------------------------------

                              [LIBERTY FUNDS LOGO]

        ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR


                  Liberty Funds Distributor, Inc. (C)2000
                  One Financial Center, Boston, MA 02111-2621,
                  1-800-426-3750
                  www.libertyfunds.com

   THE CLASS OF SHARES DESCRIBED IN THIS PROSPECTUS IS AVAILABLE FOR PURCHASE
    ONLY BY OTHER INVESTMENT COMPANIES MANAGED BY AFFILIATES OF THE ADVISOR.



--------------------------------------------------------------------------------
COLONIAL INTERNATIONAL HORIZONS FUND    Prospectus, March 1, 2000
--------------------------------------------------------------------------------


CLASS Z SHARES





Advised by Colonial Management Associates, Inc




Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



--------------------------------------------------------------------------------
TABLE OF CONTENTS



THE FUND                                                                       2
--------------------------------------------------------------------------------
Investment Goals ............................................................  2
Primary Investment Strategies ...............................................  2
Primary Investment Risks ....................................................  2
Performance History .........................................................  5
Your Expenses ...............................................................  6

YOUR ACCOUNT                                                                   7
--------------------------------------------------------------------------------
How to Buy Shares ...........................................................  7
Sales Charges ...............................................................  8
How to Exchange Shares ......................................................  8
How to Sell Shares ..........................................................  8
Other Information About Your Account ........................................ 10

MANAGING THE FUND                                                             12
--------------------------------------------------------------------------------
Investment Advisor .......................................................... 12
Portfolio Manager ........................................................... 12

FINANCIAL HIGHLIGHTS ........................................................ 15
--------------------------------------------------------------------------------



----------------------------
Not FDID |   May Lose Value
Insured  | -----------------
         | No Bank Guarantee
----------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------


INFLATION SENSITIVE COMPANIES

In selecting stocks for the Fund, the advisor will choose companies in industries and markets which the advisor believes will react favorably to inflation in the U.S. economy. Inflation sensitive companies in which the Fund may invest include companies engaged in the development and processing of natural resources and companies engaged in consumer-oriented business.
--------------------------------------------------------------------------------


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund preservation of capital purchasing power and long-term growth.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of inflation sensitive companies located outside of the United States. The Fund's foreign investments may include securities of companies located in emerging markets countries. The Fund is a non-diversified mutual fund and, although it generally will not, it may invest more than 5% of its total assets in the securities of a single issuer.


At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information (SAI), which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's goals or investment strategies.



PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the



                                                                            ----
                                                                               2

THE FUND


     amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.


     Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

     As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and , therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.




                                                                            ----

THE FUND


     PERFORMANCE HISTORY
     ---------------------------------------------------------------------------

     The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar year returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.



     ---------------------------------------------------------------------------
     CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)
     ---------------------------------------------------------------------------

                    1993           33.78%
                    1994           -0.93%
                    1995           13.06%
                    1996           20.63%
                    1997            5.95%
                    1998           10.56%
                    1999           29.21%

                    For period shown in bar chart:
                    Best quarter: 4th quarter 1999, +22.22%
                    Worst quarter: 3rd quarter 1998, -17.00%



     --------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999
     --------------------------------------------------------------------------


                              INCEPTION   1 YEAR     5 YEARS   LIFE OF THE FUND
     --------------------------------------------------------------------------
      Class Z(2) (%)           2/16/99    29.45(2)    15.64(2)     13.47(2)
     --------------------------------------------------------------------------
     Morgan Stanley Index (%)  N/A        31.00       16.00        13.29(3)
     --------------------------------------------------------------------------
     Lipper Average (%)        N/A        40.80       15.04        13.54(3)


      (1) Because the Class Z shares have not completed a full calendar year, the bar chart shown is for Class A shares, the oldest existing class.

     (2) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. The Class A share returns are not restated to reflect any differences in expenses between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be higher, since Class Z shares are not subject to sales charges or service fees. Class A shares were initially offered on June 8, 1992.

     (3)  Performance information is from June 30, 1992.



UNDERSTANDING PERFORMANCE

CALENDAR_YEAR TOTAL RETURN shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.


AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year and the life of Fund periods. It includes the effects of Fund expenses.

The Fund's return is compared to the Morgan Stanley Capital International EAFE
(GDP) Index (Morgan Stanley Index), an unmanaged index that tracks the performance of international stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper, Inc. International Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.

--------------------------------------------------------------------------------


                                                                            ----
                                                                               4

THE FUND

--------------------------------------------------------------------------------
UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

* $10,000 initial investment

* 5% total return for each year

* Fund operating expenses remain the same


* Assumes reinvestment of all dividends and distributions

--------------------------------------------------------------------------------


     YOUR EXPENSES
     ---------------------------------------------------------------------------
     Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


     ---------------------------------------------------------------------------
     SHAREHOLDER FEES(4) (PAID DIRECTLY FROM YOUR INVESTMENT)
     ---------------------------------------------------------------------------

                                                                         CLASS Z

     Maximum sales charge (load) on purchases (%)
     (as a percentage of the offering price)                              0.00
     ---------------------------------------------------------------------------
     Maximum deferred sales charge (load) on
     redemptions (%) (as a percentage of the lesser of purchase price or
     redemption price)                                                    0.00
     ---------------------------------------------------------------------------
     Redemption fee(5) (%) (as a percentage of amount redeemed, if
     applicable                                                            (5)



     ---------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
     ---------------------------------------------------------------------------


                                                                         CLASS Z
     Management fee (%)                                                   0.75
     ---------------------------------------------------------------------------
     Distribution and service (12b-1) fees (%)                            0.00
     ---------------------------------------------------------------------------
     Other expenses (%)                                                   0.64
     ---------------------------------------------------------------------------
     Total annual fund operating expenses (%)                             1.39


     ---------------------------------------------------------------------------
     EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
     ---------------------------------------------------------------------------


                    1 YEAR          3 YEARS         5 YEARS         10 YEARS

                     $142            $440             $761           $1,669

     ---------------------------------------------------------------------------

     (4) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
     (5)  There is a $7.50 charge for wiring sale proceeds to your bank.






                                                                            ----
                                                                               5

--------------------------------------------------------------------------------
     YOUR ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

WHO IS ELIGIBLE TO BUY
CLASS Z SHARES?

Class Z shares of the Fund may be purchased only by other investment companies managed by affiliates of the advisor.(6)
--------------------------------------------------------------------------------

     HOW TO BUY SHARES
     ---------------------------------------------------------------------------

     Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


     ---------------------------------------------------------------------------
     OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
     ---------------------------------------------------------------------------


METHOD                INSTRUCTIONS

Through your          Your financial advisor can help you establish your account and
financial advisor     buy Fund shares on your behalf.
---------------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check made
(new account)         payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
---------------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
---------------------------------------------------------------------------------------

By exchange           You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class of the
                      Fund or Class A of another Fund at no additional cost.  There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

---------------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                      1-800-422-3737 to obtain a control number and the wiring
                      instructions.
---------------------------------------------------------------------------------------

By electronic funds   You may purchase shares by electronically transferring money
transfer              from your bank account to your fund account by calling
                      1-800-422-3737. Electronic funds transfers may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
---------------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments automatically
investment plan       from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds
                      transfer. Be sure to complete the appropriate section of the application for this feature.

---------------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by one fund
diversification       into the same class of shares of the Fund at no additional sales charge. To invest your dividends in another fund, call
                      1-800-345-6611.


(6) The Fund reserves the right to change the criteria for eligible investors. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.





                                                                            ----

YOUR ACCOUNT
--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.


The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

--------------------------------------------------------------------------------

     SALES CHARGES
     ---------------------------------------------------------------------------

     Your purchases of Class Z shares are at net asset value, which is the value of a Fund share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.



     HOW TO EXCHANGE SHARES
     ---------------------------------------------------------------------------

     You may exchange your shares for shares of the same share class of another fund or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund.
     To exchange by telephone, call 1-800-422-3737.



     HOW TO SELL SHARES
     ---------------------------------------------------------------------------
     Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


     When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements, please call 1-800-799-7526 for more information.






                                                                            ----
                                                                               7

YOUR ACCOUNT




     The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.



     ---------------------------------------------------------------------------
     OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
     ---------------------------------------------------------------------------

METHOD                INSTRUCTIONS

Through your          You may call your financial advisor to place your sell order.
financial advisor     To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the NYSE, usually 4:00 p.m. Eastern time.
---------------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional cost. To exchange by telephone, call
                      1-800-422-3737.
---------------------------------------------------------------------------------------

By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts.  For details, call
                      1-800-345-6611.
---------------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below.
                      In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                      1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

---------------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate section of the account application for this feature.
---------------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.



                                                                            ----
                                                                               8

YOUR ACCOUNT

     OTHER INFORMATION ABOUT YOUR ACCOUNT
     ---------------------------------------------------------------------------

     HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value (NAV). The NAV is determined at the close of the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

     When you request a transaction, it will be processed at the NAV next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

     The Fund determines its NAV for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's NAV on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

     You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.


     ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

     SHARE CERTIFICATES Share certificates are not available for Class Z shares.


                                                                            ----

YOUR ACCOUNT
--------------------------------------------------------------------------------

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

--------------------------------------------------------------------------------
     DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


     ---------------------------------------------------------------------------
     TYPES OF DISTRIBUTIONS
     ---------------------------------------------------------------------------


     Dividend Represents interest and dividends earned from securities held by the Fund.
     ---------------------------------------------------------------------------
     Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains which are gains on sales of securities held for a 12-month period or less.



     DISTRIBUTION OPTIONS The Fund distributes dividends semi-annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.(7) To change your distribution option call 1-800-345-6611.


     ---------------------------------------------------------------------------
     DISTRIBUTION OPTIONS
     ---------------------------------------------------------------------------


     Reinvest all distributions in additional shares of your current fund
     ---------------------------------------------------------------------------
     Reinvest all distributions in shares of another fund
     ---------------------------------------------------------------------------
     Receive dividends in cash (see options below) and reinvest capital gains(8)
     ---------------------------------------------------------------------------
     Receive all distributions in cash (with one of the following options):(8)



     * send the check to your address of record
     * send the check to a third party address
     * transfer the money to your bank via electronic funds transfer


     TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


     In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

     In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.


(7) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(8) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.




                                                                            ----
                                                                              10

--------------------------------------------------------------------------------
     MANAGING THE FUND
--------------------------------------------------------------------------------


     INVESTMENT ADVISOR
     ---------------------------------------------------------------------------

     Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, Massachusetts 02111-2621, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of January 31, 2000, Colonial managed over $15 billion in assets.

     Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe). Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.

     For the 1999 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.75% of average daily net assets of the Fund.


     Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


     PORTFOLIO MANAGER
     ---------------------------------------------------------------------------

     NICHOLAS GHAJAR, an assistant vice president of Colonial, manages the Fund. Mr. Ghajar has been either an associate portfolio manager or an equity analyst of various Colonial equity funds since 1989.




                                                                            ----
                                                                              11

MANAGING THE FUND









                                                                            ----
                                                                              12

--------------------------------------------------------------------------------
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


     The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the period February 16, 1999 (inception date) to October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

                                                  Year ended October 31,
                                                          1999

                                                       Class Z(a)
 Net asset value --
 Beginning of period ($)                                11.950
-------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS ($):
 Net investment income (loss) (b)                        0.076
-------------------------------------------------------------------
 Net realized and unrealized gain                        1.374
-------------------------------------------------------------------
 Total from Investment Operations                        1.450
-------------------------------------------------------------------

 LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS ($):

 From net realized gains                                  ---
-------------------------------------------------------------------
 Net asset value--
 End of period ($)                                       13.400
-------------------------------------------------------------------
 Total return (%) (c)(d)                                 12.13
-------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):

 Expenses (e)(f)                                          1.37
-------------------------------------------------------------------
 Net investment income (loss) (e)(f)                      0.85
-------------------------------------------------------------------
 Portfolio turnover (%)                                  43
-------------------------------------------------------------------
 Net assets at end of period (000)($)                  5,429



(a) Class Z shares were initially offered on February 16, 1999. Per share amounts reflect activity from that date.

(b) Per share data was calculated using the average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f)  Annualized.


                                                                            ----
                                                                              13

--------------------------------------------------------------------------------
     NOTES
--------------------------------------------------------------------------------

     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

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     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

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     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------


                                                                            ----
                                                                              14

     FOR MORE INFORMATION
     ---------------------------------------------------------------------------

     You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


     You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

     You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:


     Liberty Funds Distributor, Inc.
     One Financial Center
     Boston, MA 02111-2621
     1-800-426-3750
     www.libertyfunds.com


     Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

     You can review and copy information about the Fund by visiting the following location and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

     Public Reference Room
     Securities and Exchange Commission
     Washington, DC 20549-0102

     Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.



     INVESTMENT COMPANY ACT FILE NUMBER:


     Liberty Funds Trust III (formerly Colonial Trust III): 811-881
     * Colonial International Horizons Fund

--------------------------------------------------------------------------------

                              [LIBERTY FUNDS LOGO]

        ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR


                  Liberty Funds Distributor, Inc. (C)2000
                  One Financial Center, Boston, MA 02111-2621,
                  1-800-426-3750
                  www.libertyfunds.com

COLONIAL GLOBAL UTILITIES FUND                         PROSPECTUS, MARCH 1, 2000



CLASS A, B AND C SHARES


Advised by Stein Roe & Farnham Incorporated












TABLE OF CONTENTS

THE FUND ...............................................................       2
Investment Goals .......................................................       2
Primary Investment Strategies ..........................................       2
Primary Investment Risks ...............................................       2
Performance History ....................................................       4
Your Expenses ..........................................................       5

YOUR ACCOUNT ...........................................................       6
How to Buy Shares ......................................................       6
Sales Charges ..........................................................       7
How to Exchange Shares .................................................       9
How to Sell Shares .....................................................       9
Distribution and Service Fees ..........................................      10
Other Information About Your Account ...................................      11

MANAGING THE FUND ......................................................      13
Investment Advisor .....................................................      13
Portfolio Managers .....................................................      13

FINANCIAL HIGHLIGHTS ...................................................      14





Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



Not FDIC  May Lose Value
Insured   -----------------
          No Bank Guarantee

                                    THE FUND

UTILITY COMPANIES


Utility companies in which the Fund may invest include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, water or other sanitary services. They also include companies engaged in telecommunications, such as telephone, satellite, microwave and other communications media. The Fund may invest in companies engaged in the manufacture and production of equipment utilized in the energy and telecommunications industries.


INVESTMENT GOALS

The Fund seeks long-term growth of capital and income and current income.


PRIMARY INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 65% of its total assets in U.S. and foreign securities of utility companies. The Fund's investment advisor intends to diversify the Fund's investments among a number of developed countries and market sectors and will have exposure to at least three countries, including the U.S. In selecting investments for the Fund, the advisor looks primarily for stocks of larger utility companies with established records.



At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.



In seeking to achieve its goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.



PRIMARY INVESTMENT RISKS


The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.



Utility company securities are subject to special risks. These securities are especially affected by changes in interest rates, as well as by general competitive and market forces in the industry. As interest rates increase, the value of securities of utility companies tends to decrease, and vice versa. In addition, utility companies are affected by changes in government regulation. In particular, the profitability of utilities may in the future be adversely affected by increased competition resulting from deregulation. Up to 35% of the Fund's total assets may be

THE FUND


invested in equity securities and investment grade debt securities that are not issued by utility companies.



Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

THE FUND

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.


AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year and the life of the Fund periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.



The Fund's return is compared to the Morgan Stanley Capital International World Index ND (MSCI Index), an unmanaged index that tracks the performance of global stocks. The Fund's return is also compared to the Standard & Poor's Utilities Index (S&P Index), an unmanaged index that tracks the performance of domestic utility stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper, Inc. Utility Fund category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.


PERFORMANCE HISTORY


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance.



CALENDAR-YEAR TOTAL RETURNS (CLASS A)





1992                  10.36%
1993                  15.04%
1994                  -6.85%
1995                  18.05%
1996                  12.69%
1997                  22.46%
1998                  17.44%
1999                  26.87%



For the period shown in the bar chart:



Best quarter: 4th quarter 1999, +25.44%



Worst quarter: 3rd quarter 1998, -7.41%



Average Annual Total Returns -- for periods ended December 31, 1999



                                                            1 YEAR        5 YEARS     LIFE OF THE FUND
                Class A (%)                                   19.57         18.00            13.54
                Class B (%)                                   20.85         20.54            13.86(1)
                Class C (%)                                   24.84         18.54(1)         13.86(1)
                MSCI Index (%)                                24.93         19.76            14.77 (2)
                S&P Index (%)                                 (8.88)        13.66            10.72 (2)
                Lipper Average (%)                            14.53         18.83            13.47 (2)



(1) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on October 15, 1991, Class B shares were initially offered on March 27, 1995 and Class shares were initially offered on March 27, 1995.



(2)      Performance information is from October 31, 1991.

THE FUND

UNDERSTANDING EXPENSES


SHAREHOLDER CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.



ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

-        $10,000 initial investment

-        5% total return for each year

-        Fund operating expenses remain the same


-        Assumes reinvestment of all dividends and distributions



YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



  SHAREHOLDER CHARGES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)




                                                    CLASS A     CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75        0.00        0.00

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)          1.00(4)     5.00        1.00

Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                               (5)         (5)         (5)




  ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)





                                                     CLASS A     CLASS B     CLASS C
Management and administration fees    (%)              0.65        0.65        0.65
Distribution and service (12b-1) fees (%)              0.25        1.00        1.00
Other expenses (%)                                     0.42        0.42        0.42
Total annual fund operating expenses (%)               1.32        2.07        2.07




  EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)




 CLASS                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
 Class A                                   $702        $969       $1,257      $2,074

 Class B: did not sell your shares         $210        $649       $1,114      $2,208

          sold all your shares at
          the end of the period            $710        $949       $1,314      $2,208

 Class C: did not sell your shares         $210        $649       $1,114      $2,400

          sold all your shares at
          the end of the period            $310        $649       $1,114      $2,400







(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.




(5)      There is a $7.50 charge for wiring sale proceeds to your bank.

                                  YOUR ACCOUNT

INVESTMENT MINIMUMS(6)


Initial Investment .......................................                $1,000
Subsequent Investments ...................................                $   50
Automatic Investment Plan ................................                $   50
Retirement Plans .........................................                $   25



HOW TO BUY SHARES


Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.



Outlined below are the various options for buying shares:


  METHOD                   INSTRUCTIONS

 Through your              Your financial advisor can help you establish your
 financial advisor         account and buy Fund shares on your behalf.

 By check                  For new accounts, send a completed application and
 (new account)             check made payable to the Fund to the transfer agent,
                           Liberty Funds Services, Inc., P.O. Box 1722, Boston,
                           MA 02105-1722.

 By check                  For existing accounts, fill out and return the
(existing account)         additional investment stub included in your quarterly
                           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc.,
                           P.O. Box 1722, Boston, MA 02105-1722.


 By exchange               You or your financial advisor may acquire shares by
                           exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost.
                           There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                           1-800-422-3737.


 By wire You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.


 By electronic             You may purchase shares by electronically
 funds transfer            transferring money from your bank account to your
                           fund account by calling 1-800-422-3737. Electronic fund transfers may take up to two business days to settle and be considered in "good form". You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.



 Automatic                 You can make monthly or quarterly investments
 investment plan           automatically from your bank account to your fund
                           account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.



 By dividend               You may automatically invest dividends distributed by
 diversification           one fund into the same class of shares of the Fund at
                           no additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.




(6) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

YOUR ACCOUNT

CHOOSING A SHARE CLASS


The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $250,000 or more but less than $1 million can be made only in Class A or Class
C shares.  Purchases of $1 million or more are automatically invested in Class
A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.



SALES CHARGES


You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.



CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.




  CLASS A SALES CHARGES




                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,000                               5.75           6.10          5.00
$50,000 to less than $100,000                   4.50           4.71          3.75
$100,000 to less than $250,000                  3.50           3.63          2.75
$250,000 to less than $500,000                  2.50           2.56          2.00
$500,000 to less than $1,000,000                2.00           2.04          1.75
$1,000,000 or more(7)                           0.00           0.00          0.00




(7) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. Purchases in accounts aggregating over $5 million are subject to a 1.00% CDSC only to the extent that the sale of shares within 18 months of purchase cause the value of the accounts to fall below the $5 million level.The 18-month period begins on the first day of the month following each purchase.

YOUR ACCOUNT


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)



Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.



For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:



  PURCHASES OVER $1 MILLION


AMOUNT PURCHASED                                           COMMISSION %
First $3 million                                               1.00
Next $2 million                                                0.50
Over $5 million                                                0.25(8)



REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV), which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at the Fund's Class B NAV. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eights years. The distributor pays the financial advisor firm an up-front commission of 5.00% on sales of Class B shares.




  CLASS B SALES CHARGES



                                                               % DEDUCTED WHEN
      HOLDING PERIOD AFTER PURCHASE                            SHARES ARE SOLD
      Through first year                                             5.00
      Through second year                                            4.00
      Through third year                                             3.00
      Through fourth year                                            3.00
      Through fifth year                                             2.00
      Through sixth year                                             1.00
      Longer than six years                                          0.00




(8) Paid over 12 months but only to the extent the shares remain outstanding.

YOUR ACCOUNT



CLASS C SHARES Similar to Class B shares, your purchases of Class C shares are at the Fund's Class C NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.




   CLASS C SALES CHARGES



YEARS AFTER PURCHASE                              % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                             1.00
Longer than one year                                           0.00


HOW TO EXCHANGE SHARES


You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" also means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement

YOUR ACCOUNT


plan accounts have special requirements; please call 1-800-799-7526 for more information.



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

  METHOD                   INSTRUCTIONS

 Through your              You may call your financial advisor to place your
 financial advisor         sell order. To receive the current trading day's
                           price, your financial advisor firm must receive your request prior to the close of the NYSE, usually 4:00 p.m. Eastern time.

 By exchange               You or your financial advisor may sell
                           shares by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.


 By telephone              You or your financial advisor may sell shares by
                           telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.


 By mail You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.


                           Mail your letter of instruction
                           to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.


 By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

 By electronic             You may sell shares and request that the proceeds be
 funds transfer            electronically transferred to your bank. Proceeds may
                           take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


DISTRIBUTION AND SERVICE FEES


The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual distribution fee and service fee may equal up to 0.00% and 0.25%, respectively, for Class A shares and 0.75% and 0.25%, respectively, for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(9)



(9) Class B shares automatically convert to Class A shares after eight years, eliminating the distribution fee upon conversion.

YOUR ACCOUNT

OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the NAV (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



The Fund determines its NAV for each share class by dividing each class's total net assets by the number of that class's shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's NAV on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.



You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.



ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.



SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS


The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


  TYPES OF DISTRIBUTIONS


 Dividend Represents interest and dividends earned from securities held by the Fund.



 Capital gains        Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.



DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.(10) To change your distribution option call 1-800-345-6611.


DISTRIBUTION OPTIONS

 Reinvest all distributions in additional shares of your current fund

 Reinvest all distributions in shares of another fund


 Receive dividends in cash (see options below) and reinvest capital gains(11)


 Receive all distributions in cash (with one of the following options) (11):


-        send the check to your address of record

-        send the check to a third party address


-        transfer the money to your bank via electronic funds transfer


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.



(10) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



(11) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

YOUR ACCOUNT


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income taxes.

                               MANAGING THE FUND



INVESTMENT ADVISOR


Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Stein Roe is a successor to an investment advisory business that was founded in 1932. As of January 31, 2000, Stein Roe managed over $24 billion in assets.






Stein Roe's mutual funds and institutional investment advisory business are part of a larger business unit that includes several legal entities known as Liberty Funds Group LLC (LFG). LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.



For the 1999 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.40% of average daily net assets of the Fund. On February 26, 1999, LFC Utilities Trust collapsed into the Fund, therefore, terminating the master/feeder fund structure. The Fund reorganized from a master/feeder structure to a stand-alone fund. Prior to February 26, 1999, the management fee was paid by LFC Utilities Trust.



PORTFOLIO MANAGERS


OPHELIA BARSKETIS, Senior Vice President of Stein Roe, has co-managed the Fund since September, 1993. Ms. Barsketis joined Stein Roe in 1983 and progressed through a variety of equity analyst positions before assuming her current responsibilities.



DEBORAH A. JANSEN, Senior Vice President of Stein Roe, has co-managed the Fund since April, 1996. Ms. Jansen joined Stein Roe in 1987 and served as an associate economist and senior economist before assuming her current responsibilities. Ms. Jansen left Stein Roe in January, 1995 and returned to her position as Vice President in March, 1996. From June 5, 1995 through June 30, 1995, Ms. Jansen was a Senior Equity Research Analyst for BancOne Investment Advisers Corporation.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND


                                                                          Year ended October 31,
                                                       1999                        1998                      1997
                                           Class A   Class B  Class C   Class A  Class B   Class C  Class A  Class B  Class C(a)
  Net asset value--
  Beginning of period ($)                   14.920    14.910   14.920    13.720   13.720    13.720   12.000   12.010    12.000

  INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (b)(c)               0.195    0.075     0.075    0.234    0.123     0.123     0.328   0.225     0.225
  Net realized and unrealized gain           2.470    2.479     2.469    2.134    2.124     2.134     1.740   1.732     1.742
  Total from Investment Operations           2.665    2.554     2.544    2.368    2.247     2.257     2.068   1.957     1.967
                                             =====    =====     =====    =====    =====     =====     =====   =====     =====

  LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS ($):
  From net investment income                (0.155)  (0.044)   (0.044)  (0.248)  (0.137)   (0.137)   (0.348) (0.247)   (0.247)
  From net realized gains (loss)            (0.580)  (0.580)   (0.580)  (0.920)  (0.920)   (0.920)     ---     ---       ---
  Total Distributions Declared to
  Shareholders                              (0.735)  (0.624)   (0.624)  (1.168)  (1.057)   (1.057)   (0.348) (0.247)   (0.247)
                                             =====    =====     =====    =====    =====     =====     =====   =====     =====

  Net asset value--
  End of period ($)                         16.850    16.840   16.840    14.920   14.910    14.920   13.720   13.720    13.720

  Total return (%) (d)                       18.31    17.50     17.42    18.09    17.12     17.20     17.40   16.43     16.53
                                             =====    =====     =====    =====    =====     =====     =====   =====     =====

  RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (c)(e)                            1.33      2.08     2.08      1.30     2.05      2.05     1.31     2.06      2.06

  Net investment income (c)(e)               1.21      0.46     0.46      1.58     0.83      0.83     2.46     1.71      1.71

  Portfolio turnover  %                       43        43       43      48(f)    48(f)     48(f)     48(f)   48(f)     48(f)

  Net assets at end of period (000) ($)     174,521   7,594     1,191   165,566   4,957      970     162,267  3,243      818



(a) Effective July 1, 1997, Class D shares were redesignated Class C shares.

(b) Per share data was calculated using the average shares outstanding during the period.


(c) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of LFC Utilities Trust prior to the termination of their master/feeder fund structure on February 26, 1999.


(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.



(f)      Portfolio turnover disclosed is for LFC Utilities Trust.

FINANCIAL HIGHLIGHTS

THE FUND




                                                                               Year ended October 31,
                                                                      1996                                 1995
                                                        Class A     Class B    Class C(b)    Class A   Class B(c)   Class C(b)(c)
  Net asset value--
  Beginning of period ($)                                11.080     11.080       11.080       10.610     10.420        10.420

  INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (d)(e)                           0.427       0.340        0.340        0.536(a)   0.248(a)      0.248(a)
  Net realized and unrealized gain                       0.878       0.889        0.879        0.520      0.665         0.665

  Total from Investment Operations                       1.305       1.229        1.219        1.056      0.913         0.913
                                                         =====       =====        =====        =====      =====         =====


  LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS ($):
  From net investment income                            (0.385)     (0.299)      (0.299)      (0.517)    (0.253)       (0.253)
  From net realized gains (loss)                          ---         ---          ---        (0.069)       ---          ---
  Total Distributions Declared to Shareholders          (0.385)     (0.299)      (0.299)      (0.586)    (0.253)       (0.253)
                                                         =====       =====        =====        =====      =====         =====

  Net asset value--
  End of period ($)                                      12.000     12.010       12.000       11.080     11.080        11.080

  Total return (%) (f)                                   11.99       11.25        11.16        10.32(g)    8.82(g)(h)    8.82(g)(h)
                                                         =====       =====        =====        =====      =====         =====


  RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (e)(i)                                         1.38       2.13         2.13          1.29        2.05(j)      2.05(j)
  Net investment income (e)(i)                            3.70       2.95         2.95          5.14        3.73(j)      3.73(j)
  Fees and expenses waived or borne by
  Liberty Securities and LFC Utilities Trust              ---         ---          ---          0.03        0.02(j)      0.02(j)
  Portfolio turnover (%) (k)                               34         34           34            46           46           46

  Net assets at end of period (000) ($)                 169,840      1,538         584       211,916          745          307


  (a) Net of fees and expenses waived or borne
      by Liberty Securities which amounted to ($):        ---         ---          ---        0.002           ---          ---




(b) Effective July 1, 1997, Class D shares were redesignated Class C shares.



(c) Class B and Class C shares were initially offered on March 27, 1995. Per share data reflects activity from that date.



(d) Per share data was calculated using the average shares outstanding during the period.



(e) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of LFC Utilities Trust.


(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Total return would have been lower had Liberty Securities and LFC Utilities Trust not waived certain expenses.

(h)      Not annualized.


(i) The benefits derived from custody credits and directed brokerage arrangements had no impact.



(j)      Annualized.



(k)      Portfolio turnover disclosed is for LFC Utilities Trust.

NOTES

FOR MORE INFORMATION

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.



You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com


Text-only versions of all Fund documents can be viewed online or downloaded from the Securities and Exchange Commission at www.sec.gov.



You can review and copy information about the Fund by visiting the following location and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-Mail address publicinfo@sec.gov or, by writing the:



Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009


Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust III (formerly Colonial Trust III): 811-881


-        Colonial Global Utilities Fund

[LIBERTY FUNDS LOGO]

ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

     Liberty Funds Distributor, Inc.(c)2000
     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
     www.libertyfunds.com

xx-00/000x-0000x (x/xx)

COLONIAL STRATEGIC BALANCED FUND                       PROSPECTUS, MARCH 1, 2000




CLASS A, B AND C SHARES


Advised by Colonial Management Associates, Inc.





Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE



TABLE OF CONTENTS


THE FUND ...............................................................       2

Investment Goals .......................................................       2

Primary Investment Strategies ..........................................       2

Primary Investment Risks ...............................................       3

Performance History ....................................................       5

Your Expenses ..........................................................       6

YOUR ACCOUNT ...........................................................       7

How to Buy Shares ......................................................       7

Sales Charges ..........................................................       8

How to Exchange Shares .................................................      11

How to Sell Shares .....................................................      12

Distribution and Service Fees ..........................................      13

Other Information About Your Account ...................................      14



MANAGING THE FUND ......................................................      16

Investment Advisor .....................................................      16

Portfolio Managers .....................................................      16

FINANCIAL HIGHLIGHTS ...................................................      17

THE FUND




INVESTMENT GOALS

The Fund seeks both current income and long-term growth, consistent with prudent risk.


PRIMARY INVESTMENT STRATEGIES


The Fund seeks to achieve its objective by investing in both equity and debt securities of U.S. and foreign issuers. Under normal conditions, at least 25% of the Fund's total assets will be invested in debt securities and at least 40% will be invested in equity securities. The Fund's investment advisor may vary this allocation between debt securities and equity securities at any given time. The advisor will also use futures and options to gain or reduce exposure to particular securities or markets.


Equity Securities


In selecting equity securities for the Fund's portfolio, the advisor will invest the Fund's assets in the following categories:



         1.       Stocks of U.S. companies of any size; and






         2.       Foreign securities.


The allocation of the equity portion of the Fund's assets will depend upon the advisor's assessment of the relative risk and expected performance of each category.

Debt Securities


In selecting debt securities for the Fund's portfolio, the advisor will invest the Fund's assets in the following categories:


         1.       U.S. government securities;





         2. Securities issued by foreign companies, governments and government-related entities;



         3.       Securities guaranteed by foreign governments;



         4. Investment grade debt securities, which are bonds rated within the four highest investment grades assigned by a nationally recognized statistical rating organization; and



         5.       Lower rated debt securities.


The allocation of the debt security portion of the Fund's assets will depend upon the advisor's assessment of the relative risk and expected performance of each category.

THE FUND



At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.



In seeking to achieve its goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.



PRIMARY INVESTMENT RISKS


The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions. Market risk includes interest rate risk.



Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.



The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.



Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of

THE FUND




foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.



Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.



Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.



Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its ability to make timely payments of interest or principal. This could result in a decrease in the price of the security.



Lower-rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.are securities rated below BBB by Standard & Poor's Corporation or below Baa by Moody's Investor Services, Inc. The advisor may determine that certain unrated securities qualify as lower rated if the security has comparable credit quality. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

THE FUND



UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year and the life of the Fund periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.



The Fund's return is compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of U.S. stock market securities, and the Lehman Government/Corporate Bond Index (Lehman Index), an unmanaged index that tracks the performance of U.S. government and U.S. corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Balanced Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.




PERFORMANCE HISTORY


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.



  CALENDAR YEAR TOTAL RETURNS (CLASS A)


                                  [BAR CHART]

 1995      1996      1997      1998     1999
 ----      ----      ----      ----     ----
27.40%    15.68%    14.64%    15.51%    5.13%





For period shown in bar chart:


Best quarter: 4th quarter 1998, +12.01%

Worst quarter: 3rd quarter 1998, -6.99%




AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999





                                                                            LIFE OF THE
                          INCEPTION DATE      1 YEAR         5 YEARS           FUND
                          --------------      ------         -------           ----
Class A (%)                  9/19/94           0.14           14.34          12.82

Class B (%)                  9/19/94          (0.10)          14.67          13.19

Class C (%)                  9/19/94           3.52           14.89          13.31

S&P Index (%)                  N/A            21.03           28.54          27.01(1)

Lehman Index (%)               N/A            (2.15)           7.61           7.31(1)

Lipper Average (%)             N/A             8.98           16.33          15.25(1)




(1) Performance information is from September 30, 1994.

THE FUND





UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same


- Assumes reinvestment of all dividends and distributions





YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                      CLASS A      CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)               4.75         0.00        0.00

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)         1.00(3)      5.00        1.00

Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                                  (4)          (4)         (4)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)



                                                       CLASS A     CLASS B     CLASS C
Management fee (%)                                     0.70          0.70        0.70

Distribution and service (12b-1) fees (%)              0.35(5)       1.00        1.00

Other expenses (%)                                     0.47          0.47        0.47

Total annual fund operating expenses (5) (%)           1.52(5)       2.17        2.17



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)



 CLASS                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
 Class A                                   $622        $932       $1,265      $2,201

 Class B: did not sell your shares         $220        $679       $1,164      $2,339

          sold all your shares at
          the end of the period            $720        $979       $1,364      $2,339

 Class C: did not sell your shares         $220        $679       $1,164      $2,503

          sold all your shares at
          the end of the period            $320        $679       $1,164      $2,503




(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.



(4)      There is a $7.50 charge for wiring sale proceeds to your bank.




(5) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. As a result, the actual 12b-1 fee for Class A shares would be 0.30% and the total annual fund operating expenses for Class A shares would be 1.47%. This arrangement may be terminated by the distributor at any time.

                                  YOUR ACCOUNT



INVESTMENT MINIMUMS(6)



Initial Investment .......................................                $1,000
Subsequent Investments ...................................                $   50
Automatic Investment Plan ................................                $   50
Retirement Plans .........................................                $   25



HOW TO BUY SHARES


Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.





OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:





  METHOD              INSTRUCTIONS
 Through your         Your financial advisor can help you establish your account and
 financial advisor    buy Fund shares on your behalf.

 By check             For new accounts, send a completed application and check made
 (new account)        payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

 By check             For existing accounts, fill out and return the additional
 (existing account)   investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty
                      Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.

 By exchange          You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class of the
                      Fund at no additional cost.  There may be an additional charge if exchanging from a money market fund.  To exchange by
                      telephone, call 1-800-422-3737.

 By wire              You may purchase shares by wiring money from your bank account to your fund account.  To wire funds to your fund account, call
                      1-800-422-3737 to obtain a control number and the wiring
                      instructions.

 By electronic        You may purchase shares by electronically transferring money
 funds transfer       from your bank account to your fund account by calling
                      1-800-422-3737. Electronic funds transfers may take up to
                      two business days to settle and be considered in "good
                      form." You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the application.

 Automatic            You can make monthly or quarterly investments automatically
 investment plan      from your bank account to your fund account.  You can select a pre-authorized amount to be sent via electronic funds
                      transfer.  Be sure to complete the appropriate section of the application for this feature.

 By dividend          You may automatically invest dividends distributed by one fund
 diversification      into the same class of shares of the Fund at no additional sales charge.  To invest your dividends in another fund, call
                      1-800-345-6611.



(6) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

YOUR ACCOUNT




CHOOSING A SHARE CLASS


The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.



SALES CHARGES


You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.



CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.




CLASS A SALES CHARGES





                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,000                               4.75           4.99          4.25

$50,000 to less than $100,000                   4.50           4.71          4.00

$100,000 to less than $250,000                  3.50           3.63          3.00

$250,000 to less than $500,000                  2.50           2.56          2.00

$500,000 to less than $1,000,000                2.00           2.04          1.75

$1,000,000 or more(7)                           0.00           0.00          0.00



For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:



PURCHASES OVER $1 MILLION





AMOUNT PURCHASED                                            COMMISSION %
First $3 million                                               1.00

Next $2 million                                                0.50

Over $5 million                                                0.25(8)




         (7) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. Purchases in accounts aggregating over $5 million are subject to a 1.00% CDSC only to the extent that the sale of shares within 18 months of purchase cause the value of the accounts to fall below the $5 million level. The 18-month period begins on the first day of the month following each purchase.


(8) Paid over 12 months but only to the extent the shares remain outstanding.

YOUR ACCOUNT



UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)


Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.





REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV), which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. The distributor pays the financial advisor firm an up-front commission of 5.00% on sales of Class B shares.




CLASS B SALES CHARGES



                                                               % DEDUCTED WHEN
      HOLDING PERIOD AFTER PURCHASE                            SHARES ARE SOLD
      Through first year                                             5.00

      Through second year                                            4.00

      Through third year                                             3.00

      Through fourth year                                            3.00

      Through fifth year                                             2.00

      Through sixth year                                             1.00

      Longer than six years                                          0.00


CLASS C SHARES Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

YOUR ACCOUNT



CLASS C SALES CHARGES





YEARS AFTER PURCHASE                             % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                            1.00

Longer than one year                                          0.00

HOW TO EXCHANGE SHARES


You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned.
No interest will be paid on uncashed redemption checks.

YOUR ACCOUNT



                  Outlined below are the various options for selling shares:


                  METHOD                INSTRUCTIONS
                  Through your          You may call your financial advisor to
                  financial advisor     place your sell order. To receive the
                                        current trading day's price, your
                                        financial advisor firm must receive your
                                        request prior to the close of the NYSE,
                                        usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------
                  By exchange           You or your financial advisor may sell
                                        shares by exchanging from the Fund into
                                        the same share class of another fund at
                                        no additional cost. To exchange by
                                        telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
                  By telephone          You or your financial advisor may sell
                                        shares by telephone and request that a
                                        check be sent to your address of record
                                        by calling 1-800-422-3737, unless you
                                        have notified the Fund of an address
                                        change within the previous 30 days. The
                                        dollar limit for telephone sales is
                                        $100,000 in a 30-day period. You do not
                                        need to set up this feature in advance
                                        of your call. Certain restrictions apply
                                        to retirement accounts. For details,
                                        call 1-800-345-6611.
--------------------------------------------------------------------------------
                  By mail               You may send a signed letter of
                                        instruction or stock power form along
                                        with any certificates to be sold to the
                                        address below. In your letter of
                                        instruction, note the Fund's name, share
                                        class, account number, and the dollar
                                        value or number of shares you wish to
                                        sell. All account owners must sign the
                                        letter, and signatures must be
                                        guaranteed by either a bank, a member
                                        firm of a national stock exchange or
                                        another eligible guarantor institution.
                                        Additional documentation is required for
                                        sales by corporations, agents,
                                        fiduciaries, surviving joint owners and
                                        individual retirement account owners.
                                        For details, call 1-800-345-6611.

                                        Mail your letter of instruction to
                                        Liberty Funds Services, Inc., P.O. Box
                                        1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
                  By wire               You may sell shares and request that the
                                        proceeds be wired to your bank. You must
                                        set up this feature prior to your
                                        telephone request. Be sure to complete
                                        the appropriate section of the account
                                        application for this feature.
--------------------------------------------------------------------------------
                  By electronic         You may sell shares and request that the
                  funds transfer        proceeds be electronically transferred
                                        to your bank. Proceeds may take up to
                                        two business days to be received by your
                                        bank. You must set up this feature prior
                                        to your request. Be sure to complete the
                                        appropriate section of the account
                                        application for this feature.


                  DISTRIBUTION AND SERVICE FEES


                  The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual distribution fee and service fee may equal up to 0.10% and 0.25%, respectively, for Class A shares and 0.75% and 0.25%, respectively, for each of Class B and Class C shares and are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Class A share distribution fee so that it does not exceed 0.05% annually. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(9)




                  (9) Class B shares automatically convert to Class A after
                      eight years, eliminating a portion of the distribution fee upon conversion.

YOUR ACCOUNT



                  OTHER INFORMATION ABOUT YOUR ACCOUNT


                  HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value
                  (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).



                  When you request a transaction, it will be processed at the NAV (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



                  The Fund determines its NAV for each share class by dividing each class's total net assets by the number of that class's shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's NAV on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.



                  You can find the daily price of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.



                  ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.



                  SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT



UNDERSTANDING FUND DISTRIBUTIONS


The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


                  DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

                  TYPE OF DISTRIBUTIONS



                  Dividend              Represents interest and dividends earned
                                        from securities held by the Fund.
                  --------------------------------------------------------------
                  Capital gains         Represents net long-term capital gains
                                        on sales of securities held for more
                                        than 12 months and net short-term
                                        capital gains, which are gains on sales
                                        of securities held for a 12-month period
                                        or less.



                  DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.(10) To change your distribution option call 1-800-345-6611.


                  DISTRIBUTION OPTIONS


                  Reinvest all distributions in additional shares of your current fund

                  Reinvest all distributions in shares of another fund


                  Receive dividends in cash (see options below) and reinvest capital gains(11)



                  Receive all distributions in cash (with one of the following options) (11):


                  - send the check to your address of record

                  - send the check to a third party address


                  - transfer the money to your bank via electronic funds
                    transfer


                  TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


                  In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.



                  In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.



(10) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.




(11) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

MANAGING THE FUND


INVESTMENT ADVISOR


Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, Massachusetts 02111, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of January 31, 2000, Colonial managed over $15.9 billion in assets.



Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe). Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.



For the 1999 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.70% of average daily net assets of the Fund.


Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGERS


HARVEY B. HIRSCHHORN, a senior vice president of Colonial, is the lead portfolio manager for the Fund and has managed the Fund since January, 2000. Mr. Hirschhorn is an executive vice president and chief economist and investment strategist of Stein Roe, has been affiliated with and has managed various other funds for Stein Roe since 1973.



MICHAEL T. KENNEDY, a senior vice president of Colonial, has co-managed the Fund since January, 2000. Mr. Kennedy is a senior vice president of Stein Roe and has been affiliated with and has managed various other funds for Stein Roe since 1987.



CARL C. ERICSON, a senior vice president and Director and Manager of the Taxable Fixed Income Group of Colonial, has co-managed the Fund since its inception in 1994 and has been employed by Colonial as a portfolio manager since 1985.



LAURA A. OSTRANDER, a senior vice president of Colonial, has co-managed the Fund since July, 1999 and has co-managed various other Colonial funds since December, 1996. Prior to joining Colonial, Ms. Ostrander was a portfolio manager with American Express Financial Advisers from July, 1994 to November, 1996.

MANAGING THE FUNDS

                              FINANCIAL HIGHLIGHTS


                  The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


THE FUND



                                                                                              Year ended October 31,
                                                         1999                                         1998
                                      --------------------------------------        -----------------------------------------
                                      Class A           Class B      Class C        Class A         Class B           Class C
Net asset value--
Beginning of period ($)                15.170           15.140        15.170        14.450           14.430           14.450

INCOME FROM INVESTMENT
OPERATIONS ($):
Net investment income (a)(c)            0.504(d)         0.409         0.409         0.418            0.350            0.350
Net realized and
unrealized gain (loss)                  0.756            0.763         0.751         0.890            0.882            0.891
Total from Investment Operations        1.260            1.172         1.160         1.308            1.232            1.241

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
From net investment income             (0.470)          (0.382)       (0.380)       (0.440)          (0.374)          (0.373)
From net realized gains (loss)         (0.600)          (0.600)       (0.600)       (0.148)          (0.148)          (0.148)
Total Distributions
Declared to Shareholders               (1.070)          (0.982)       (0.980)       (0.588)          (0.522)          (0.521)
Net asset value--
End of period ($)                      15.360           15.330        15.350        15.170           15.140           15.170
Total return (d) (%)                     8.47(e)          7.87          7.78          9.25(f)          8.71(f)          8.76(f)

RATIOS TO AVERAGE NET ASSETS
Expenses (g)                             1.55(h)          2.17          2.17          1.69             2.14             2.14
Net investment income (g)                3.26(h)          2.64          2.64          2.76             2.31             2.31
Fees and expenses waived or
borne by the Advisor (g)                 --               --            --            0.01             0.01             0.01
Portfolio turnover (%)                     61               61            61            51               51               51
Net assets at end of
period (000) ($)                       54,385          112,213         9,122        53,639          105,513            8,268
(a)  Net of fees and expenses
waived or borne by the Advisor
which amounted to ($):                   --               --            --           0.001            0.001            0.001

                                                  Year ended October 31,
                                                          1997
                                        -------------------------------------------
                                        Class A          Class B         Class C(b)
Net asset value--
Beginning of period ($)                  12.910           12.890           12.910

INCOME FROM INVESTMENT
OPERATIONS ($):
Net investment income (a)(c)              0.404            0.342            0.342
Net realized and
unrealized gain (loss)                    1.762            1.766            1.766
Total from Investment Operations          2.166            2.108            2.108

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
From net investment income               (0.393)          (0.335)          (0.335)
From net realized gains (loss)           (0.233)          (0.233)          (0.233)
Total Distributions
Declared to Shareholders                 (0.626)          (0.568)          (0.568)
Net asset value--
End of period ($)                        14.450           14.430           14.450
Total return (d) (%)                      17.24(f)         16.77(f)         16.75(f)

RATIOS TO AVERAGE NET ASSETS
Expenses (g)                               1.65             2.10             2.10
Net investment income (g)                  2.93             2.48             2.48
Fees and expenses waived or
borne by the Advisor (g)                   0.09             0.09             0.09
Portfolio turnover (%)                       45               45               45
Net assets at end of
period (000) ($)                         45,736           77,005            6,388
(a)  Net of fees and expenses
waived or borne by the Advisor
which amounted to ($):                    0.013            0.013            0.013



(b)  Class D shares were redesignated Class C shares on July 1, 1997.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.


(h) Net of fees waived by the Distributor which amounted to $0.005 per share and 0.05% (annualized).

THE FUND


                                                                          Year ended October 31,
                                             ---------------------------------------------------------------------------------
                                                            1996                                         1995
                                             ------------------------------------        -------------------------------------
                                             Class A       Class B        Class C        Class A        Class B        Class C
Net asset value--
Beginning of period ($)                      11.650        11.640         11.650          9.910          9.900          9.900

INCOME FROM INVESTMENT
OPERATIONS ($):
Net investment income(a)(b)                   0.369         0.314          0.314          0.325          0.277          0.277
Net realized and
unrealized gain (loss)                        1.264         1.260          1.258          1.764          1.769          1.774
Total from Investment Operations              1.633         1.574          1.572          2.089          2.046          2.051

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
From net investment income                   (0.333)       (0.284)        (0.272)        (0.349)        (0.306)        (0.301)
From net realized gains (loss)               (0.040)       (0.040)        (0.040)          --             --             --
Total Distributions
Declared to Shareholders                     (0.373)       (0.324)        (0.312)          --             --             --
Net asset value--
End of period ($)                            12.910        12.890         12.910         11.650         11.640         11.650
Total return (%) (c)(d)                       14.24         13.71          13.68          21.47          21.00          21.04

RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                   1.65          2.10           2.10           1.65           2.10           2.10
Net investment income (e)                      2.99          2.54           2.54           3.05           2.60           2.60
Fees and expenses waived or
borne by the Advisor (e)                       0.19          0.19           0.19           0.43           0.43           0.43
Portfolio turnover (%)                           59            59             59             49             49             49
Net assets at end of
period (000) ($)                             25,580        40,065          3,554         16,346         18,284          4,164

(a)  Net of fees and expenses
waived or borne by the Advisor
which amounted to ($):                        0.023         0.023          0.023          0.042          0.042          0.042

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                  NOTES



                  ______________________________________________________________

                  ______________________________________________________________

                  ______________________________________________________________

                  ______________________________________________________________

                  NOTES



                  ______________________________________________________________

                  ______________________________________________________________

                  ______________________________________________________________

                  ______________________________________________________________

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.



You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com


Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.



You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:



Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102



Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.




INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust III (formerly Colonial Trust III): 811-881


- Colonial Strategic Balanced Fund

LIBERTY FUNDS LOGO       LIBERTY
                         ------------------------
                                            FUNDS

ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR



791-01/432A-0200
                   Liberty Funds Distributor, Inc. (C) 2000
                   One Financial Center, Boston, MA  02111-2621, 1-800-426-3750
                   www.libertyfunds.com

CRABBE HUSON FUNDS                                     Prospectus, March 1, 2000


- CRABBE HUSON SMALL CAP FUND

- THE CRABBE HUSON SPECIAL FUND

- CRABBE HUSON EQUITY FUND

- CRABBE HUSON MANAGED INCOME & EQUITY FUND

- CRABBE HUSON CONTRARIAN INCOME FUND


CLASS A, B AND C SHARES


Advised by Crabbe Huson Group, Inc.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Not FDIC Insured
May Lose Value
No Bank Guarantee

TABLE OF CONTENTS


THE FUNDS
--------------------------------------------------------------------------------

Each of these sections discusses the following topics: Investment
Goals, Primary Investment Strategies, Primary Investment Risks,
Performance History and Your Expenses.

Crabbe Huson Small Cap Fund................................................

The Crabbe Huson Special Fund..............................................

Crabbe Huson Equity Fund...................................................

Crabbe Huson Managed Income & Equity Fund..................................

Crabbe Huson Contrarian Income Fund........................................

YOUR ACCOUNT
--------------------------------------------------------------------------------

How to Buy Shares..........................................................

Sales Charges..............................................................

How to Exchange Shares.....................................................

How to Sell Shares.........................................................

Distribution and Service Fees..............................................

Other Information About Your Account.......................................

MANAGING THE FUNDS
--------------------------------------------------------------------------------

Investment Advisor.........................................................

Portfolio Managers.........................................................

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Crabbe Huson Small Cap Fund................................................

The Crabbe Huson Special Fund..............................................

Crabbe Huson Equity Fund...................................................

Crabbe Huson Managed Income & Equity Fund..................................

Crabbe Huson Contrarian Income Fund........................................

THE FUNDS  CRABBE HUSON SMALL CAP FUND

UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.


INVESTMENT GOAL

The Fund seeks to provide long-term capital appreciation.


PRIMARY INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 65% of its assets in smaller companies. Smaller companies are companies with a market capitalization of under $1 billion. In selecting investments for the Fund, the Fund's investment advisor invests in a diversified portfolio consisting primarily of stocks and follows a basic value, contrarian approach in selecting such stocks for its portfolio.



At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


PRIMARY INVESTMENT RISKS


The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could or prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.



Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

THE FUNDS  CRABBE HUSON SMALL CAP FUND



Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

THE FUNDS  CRABBE HUSON SMALL CAP FUND


UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year and the life of the Fund periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.



The Fund's return is compared to the Russell 2000 Index (Russell Index), an unmanaged index that tracks the performance of small-capitalization stocks traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Small Cap Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.





PERFORMANCE HISTORY


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A compare with those of a broad measure of market performance for 1 year and the life of the Fund. As of December 31, 1999 no Class B or Class C shares had been issued, however they would have had substantially similar returns to those of Class A. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.


  CALENDAR YEAR TOTAL RETURNS (CLASS A)

[BAR CHART]

 1997      1998
 ----      ----
26.14%   -32.11%



For period shown in bar chart:



Best quarter:  2nd quarter 1999, +21.94%



Worst quarter:  3rd quarter 1998, -32.05%




  AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999



                              INCEPTION
                                 DATE          1 YEAR         LIFE OF THE FUND
Class A (%)                    2/20/96          3.76                1.49
--------------------------------------------------------------------------------
Russell Index (%)                N/A           21.26(1)            13.66(1)
--------------------------------------------------------------------------------
Lipper Average (%)               N/A           33.49(1)            17.12(1)



(1) Performance information is from February 29, 1996.

THE FUNDS  CRABBE HUSON SMALL CAP FUND

UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same


- Assumes reinvestment of all dividends and distributions



YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



  SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                    CLASS A   CLASS B   CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)               5.75      0.00      0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser of
purchase price or redemption price)                   1.00(3)   5.00      1.00
--------------------------------------------------------------------------------
Redemption fee(4) (as a percentage of amount
redeemed, if applicable)                              None      None      None



  ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                 CLASS A     CLASS B    CLASS C
Management and administration fee(5) (%)          1.05         0.61       0.61
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)         0.25         1.00       1.00
--------------------------------------------------------------------------------
Other expenses(5) (%)                             0.62         0.62       0.62
--------------------------------------------------------------------------------
Total annual fund operating expenses(5) (%)       1.92         2.23       2.23



  EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A                                   $758     $1,142    $1,550    $2,685
--------------------------------------------------------------------------------
Class B: did not sell your shares         $270     $  828    $1,413    $2,818
         sold all your shares at
         the end of the period            $770     $1,128    $1,613    $2,818
--------------------------------------------------------------------------------
Class C: did not sell your shares         $270     $  828    $1,413    $2,999
         sold all your shares at
         the end of the period            $370     $  828    $1,413    $2,999



(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.



(4)      There is a $7.50 charge for wiring sale proceeds to your bank.



(5) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fee[s] and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.25%. As a result, the actual management and administration fee[s] for each share class would be 0.66%, other expenses for each share class would be 0.59% and total annual fund operating expenses would be 1.50% for Class A shares and 2.25% for Class B and Class C shares. This arrangement may be terminated by the advisor or administrator at any time.

THE FUNDS  THE CRABBE HUSON SPECIAL FUND


UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.


INVESTMENT GOAL

The Fund seeks significant long-term capital appreciation.


PRIMARY INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 75% of its assets in securities of companies that have small (under $1 billion) to medium (from $1 billion to $3 billion) market capitalizations. The Fund may engage in short sales if the Fund's investment advisor believes that a stock may decline in price. In managing the Fund, the advisor follows a basic value contrarian approach in selecting stocks for its portfolio.


In selecting investments for the Fund, the advisor purchases primarily U.S. stocks that represent more aggressive investments than the U.S. equity market as a whole. The Fund may sell securities short when the advisor believes that the price of a particular security that the Fund does not own will decline in price.


At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.



PRIMARY INVESTMENT RISKS


The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.



Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

THE FUNDS  THE CRABBE HUSON SPECIAL FUND






Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may be widely followed by the investment community, which can lower the demand for their stock.






The Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same shares at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

THE FUNDS  THE CRABBE HUSON SPECIAL FUND


UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year, and ten-year periods. It includes the effects of Fund expenses. The table shows Class A returns with sales charges.



The Fund's return is compared to the Russell 2000 Index (Russell Index), an unmanaged index that tracks the performance of small-capitalization stocks traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Small Cap Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.





PERFORMANCE HISTORY


The bar chart below shows the Fund's performance from year to year by illustrating the Fund's calendar-year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. As of December 31, 1999 no Class B or Class C shares had been issued, however they would have had substantially similar returns to those of Class A. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.




  CALENDAR YEAR TOTAL RETURNS (CLASS A)


[BAR GRAPH]

17.29%  3.82% 17.08%  33.38% 34.54% 11.72%  10.79%  5.92%  11.28% -42.85%  8.14%
1989    1990    1991    1992  1993   1994    1995   1996    1997    1998   1999


For period shown in bar chart:



Best quarter:  2nd quarter 1999, +29.61%



Worst quarter:  3rd quarter 1998, -33.61%




  AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999



                                    Inception
                                     Date       1 Year     5 Years     10 Years
Class A (%)                         4/9/87       1.92       -5.32         6.37
--------------------------------------------------------------------------------
Russell Index (%)                    N/A        21.26       13.08        13.40
--------------------------------------------------------------------------------
Lipper Average (%)                   N/A        39.35       23.31        16.04

THE FUNDS  THE CRABBE HUSON SPECIAL FUND

THE FUNDS  THE CRABBE HUSON SPECIAL FUND

Understanding Expenses


SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.



ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same

- Assumes reinvestment of all dividends and distributions



YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The table below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



  SHAREHOLDER FEES(6) (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                  CLASS A     CLASS B    CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)            5.75       0.00       0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser
of purchase price or redemption price)             1.00(7)    5.00       1.00
--------------------------------------------------------------------------------
Redemption fee(%) (as a percentage of amount
redeemed, if applicable)                               (8)        (8)        (8)



  ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                CLASS A     CLASS B     CLASS C
Management and administration fees(9) (%)         1.05       1.05        1.05
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)         0.25       1.00        1.00
--------------------------------------------------------------------------------
Other expenses(9) (%)                             0.95       0.95        0.95
--------------------------------------------------------------------------------
Total annual fund operating expenses(9) (%)       2.25       3.00        3.00



  EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
Class A                                 $790      $1,237     $1,709     $3,007
--------------------------------------------------------------------------------
Class B: did not sell your shares       $303      $  926     $1,575     $3,139
         sold all your shares at
         the end of the period          $803      $1,226     $1,775     $3,139
--------------------------------------------------------------------------------
Class C: did not sell your shares       $303      $  926     $1,575     $3,314
         sold all your shares at
         the end of the period          $403      $  926     $1,575     $3,314




(6) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(7) This charge applies only to certain Class A shares bought without an initial sales charge that we sold within 18 months of purchase.



(8)      There is a $7.50 charge for wiring sale proceeds to your bank.



(9) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fee[s] and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.95%. As a result, the actual management and administration fee[s] for each share class would be 0.30%, other expenses for each share class would be 0.95% and total annual fund operating expenses would be 1.50% for Class A shares and 2.25% for Class B and Class C shares. This arrangement may be terminated by the advisor or administrator at any time.

THE FUNDS  CRABBE HUSON EQUITY FUND


UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.

INVESTMENT GOAL

The Fund seeks long-term capital appreciation.

PRIMARY INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In selecting investments for the Fund, the Fund's investment advisor purchases primarily U.S. stocks of companies with medium (from $1 billion to $3 billion) and large (in excess of $3 billion) market capitalizations. In managing the Fund, the advisor follows a basic value, contrarian approach in selecting stocks for its portfolio.



At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.



PRIMARY INVESTMENT RISKS


The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.



Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

THE FUNDS  CRABBE HUSON EQUITY FUND


UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses, but not the effect of sales charges. If sales charges were included, these returns would be lower.



AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year and the-year periods. It includes the effects of Fund expenses. The table shows Class A returns with sales charges.



The Fund's return is compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.


PERFORMANCE HISTORY


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.



  CALENDAR YEAR TOTAL RETURNS (CLASS A)

[GRAPHIC]

1990 - - 1.54%
1991 -  35.07%
1992 -  16.40%
1993 -  25.97%
1994 -   1.60%
1995 -  23.80%
1996 -  11.74%
1997 -  25.72%
1998 - - 8.83%
1999 -  10.45%


For period shown in bar chart:



Best quarter:  1st quarter 1991, +18.98%



Worst quarter:  3rd  quarter 1998, -19.93%




  AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999



                                           1 YEAR       5 YEARS     10 YEARS
Class A (%)                                  4.09       10.54        12.58
--------------------------------------------------------------------------------
Class B (%)                                  4.53       11.41(10)    13.15
--------------------------------------------------------------------------------
Class C (%)                                  8.53       11.63(10)    13.15
--------------------------------------------------------------------------------
S&P 500 Index (%)                           21.03       16.53        18.19
--------------------------------------------------------------------------------
Lipper Average (%)                          29.32       25.05        16.53



(10) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A shares returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares. would be lower. Class A shares were initially offered on January 31, 1989 and Class B and C shares were initially offered on January 27, 1999.

THE FUNDS  CRABBE HUSON EQUITY FUND



--------------------------------------------------------------------------------
Lipper Average (%)                          29.32       25.05        16.53

THE FUNDS  CRABBE HUSON EQUITY FUND


UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.



ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same


- Assumes reinvestment of all dividends and distributions



YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



  SHAREHOLDER FEES(11) (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                CLASS A    CLASS B    CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)          5.75       0.00        0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser
of purchase price or redemption price)           1.00(12)   5.00        1.00
--------------------------------------------------------------------------------
Redemption fee(%) (as a percentage of amount
redeemed, if applicable)                             (13)       (13)        (13)



  ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                CLASS A     CLASS B     CLASS C
Management and administration fees(14) (%)       0.99         0.99        0.99
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)        0.25         1.00        1.00
--------------------------------------------------------------------------------
Other expenses(14) (%)                           0.46         0.46        0.46
--------------------------------------------------------------------------------
Total annual fund operating expenses(14) (%)     1.70         2.45        2.45


  EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
Class A                               $ 737     $1,079     $1,443     $2,464
-------------------------------------------------------------------------------
Class B: did not sell your shares     $ 248     $  762     $1,304     $2,597
         sold all your shares at      $ 748     $1,062     $1,504     $2,597
         the end of the period
-------------------------------------------------------------------------------
Class C: did not sell your shares     $ 248     $  762     $1,304     $2,782
         sold all your shares at      $3480     $  762     $1,304     $2,782
         the end of the period



(11) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(12) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.



(13)     There is a $7.50 charge for wiring sale proceeds to your bank.



(14) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fee[s] and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.40%. As a result, the actual management and administration fee[s] for each share class would be 0.77%, other expenses for each share class would be 0.40% and total annual fund operating expenses for each share class would be 1.42% for Class A shares and 2.17% for Class B and Class C shares. This arrangement may be terminated by the advisor or administrator at any time.

THE FUNDS  CRABBE HUSON MANAGED INCOME AND EQUITY FUND



UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.

INVESTMENT GOALS

The Fund seeks preservation of capital, capital appreciation and income.

PRIMARY INVESTMENT STRATEGIES


The Fund invests in a combination of stocks, bonds and cash. The Fund's investment advisor will constantly adjust the Fund's allocation of stocks, bonds and cash to adapt to changing market and economic conditions. Under normal market conditions, the Fund expects to invest its assets as follows: 25% to 60% in stocks; 30% to 55% in bonds; and 5% to 30% in cash or cash equivalents. In managing the Fund, the advisor follows a basic value, contrarian approach in selecting securities for its portfolio.



The Fund's stock investments will consist primarily of U.S. stocks of companies with medium (from $1 billion to $3 billion) to large (in excess of $3 billion) market capitalizations. The Fund's bond investments will consist primarily of U.S. government securities and investment grade bonds. The U. S. government securities may consist of U.S. treasuries and mortgage-backed securities issued or guaranteed by the U.S. government, its agents or instrumentalities. The advisor may purchase bonds of any maturity.



At times the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.



In seeking to achieve its goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.


PRIMARY INVESTMENT RISKS


The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund. Market risk includes interest rate risk.



Interest rate risk is the risk of a change in the price of a bond when interest rates increase of decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

THE FUNDS  CRABBE HUSON MANAGED INCOME AND EQUITY FUND



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic, or political conditions.



Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.



Because the Fund may invest in debt securities issued by private entities, including certain types of mortgage-backed securities and corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.









Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

THE FUNDS  CRABBE HUSON MANAGED INCOME AND EQUITY FUND


UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each of the last ten complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year and ten year periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.



The Fund's return is compared to the Standard & Poors 500 Index (S&P Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks and the Lehman Brothers Government/Corporate Bond Index (Lehman Index), an unmanaged index that tracks the performance of a selection of U.S. government and investment grade U.S. corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Flexible Portfolio Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.



PERFORMANCE HISTORY


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.




  CALENDAR YEAR TOTAL RETURNS (CLASS A)


[BAR GRAPHIC]

1990 -  -.76%
1991 - 21.22%
1992 - 12.20%
1993 - 18.20%
1994 - -0.84%
1995 - 20.21%
1996 -  6.84%
1997 - 19.19%
1998 - -0.18%
1999 -  6.16%


For period shown in bar chart:



Best quarter:  2nd quarter 1997, +11.85%



Worst quarter:  3rd quarter 1998, -10.21%




  AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999



                                           1 YEAR      5 YEARS      10 YEARS
Class A (%)                                  1.12        9.09         9.35
--------------------------------------------------------------------------------

Class B (%)                                  0.42(15)    9.73(15)     9.80(15)
--------------------------------------------------------------------------------

Class C (%)                                  4.42(15)   10.00(15)     9.80(15)
--------------------------------------------------------------------------------
Lehman Index(%)                             -2.15        7.61         7.65
--------------------------------------------------------------------------------
S&P Index (%)                               21.03       28.54        18.19
--------------------------------------------------------------------------------
Lipper Average (%)                          12.53       16.84        12.27

THE FUNDS  CRABBE HUSON MANAGED INCOME AND EQUITY FUND


(15) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares . If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on January 31, 1989 and Class B and C shares were initially offered on January 27, 1999.

THE FUNDS    CRABBE HUSON MANAGED INCOME AND EQUITY FUND

Understanding Expenses


Sales Charges are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.



Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.



Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:


- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same


- Assumes reinvestment of all dividends and distributions



YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The table below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


Shareholder Fees (paid directly from your investment)




                                                     CLASS A     CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                4.75        0.00        0.00
-----------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser of
purchase price or redemption price)                  1.00(17)      5.00        1.00
------------------------------------------------------------------------------------
Redemption fee(%)  (as a percentage of amount
redeemed, if applicable)                               None        None        None




Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                    CLASS A     CLASS B      CLASS C
Management and administration fees(19) (%)            1.05        1.05        1.05
-----------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)             0.25        1.00        1.00
------------------------------------------------------------------------------------
Other expenses (19) (%)                               0.49        0.49        0.49
------------------------------------------------------------------------------------
Total annual fund operating expenses(19) (%)          1.79        2.54        2.54


Example Expenses (your actual costs may be higher or lower)



 CLASS                               1 YEAR      3 YEARS        5 YEARS       10 YEARS
 Class A                              $648        $1,010        $1,397         $2,476
 -------------------------------------------------------------------------------------
 Class B: did not sell your shares    $257         $789         $1,348         $2,688
          sold all your shares at
          the end of the period       $757        $1,089        $1,548         $2,688
 -------------------------------------------------------------------------------------
 Class C: did not sell your shares    $257         $789         $1,348         $2,871
          sold all your shares at
          the end of the period       $357         $789         $1,348         $2,871




(16) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(17) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.



(18)     There is a $7.50 charge for wiring sale proceeds to your bank.



19) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fee[s] and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage, commissions, interest, taxes and extraordinary expenses, if any), will not exceed 0.49%. As a result, the actual management and administration fee[s] for each class of shares would be 0.68%, other expenses for each class of shares would be 0.49% and total annual fund operating expenses would be 1.42% for Class A shares and 2.17% for Class B and Class C shares. This arrangement may be terminated by the advisor or administrator at any time.

The Funds Crabbe Huson Contrarian Income Fund


UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.




INVESTMENT GOALS
The Fund seeks the highest level of current income that is consistent with preservation of capital.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in a combination of (i) U.S. government debt securities (such as U.S. treasury bonds and mortgage-backed securities), (ii) "investment grade" corporate bonds ranked in the four highest grades by Moody's or Standard and Poor's, and (iii) cash and cash equivalents.



In managing the Fund, the Fund's investment advisor follows a basic value, contrarian approach in selecting securities for its portfolio. The advisor is not subject to any limitations on the average maturity of the Fund's holdings. The advisor may adjust the maturity from time to time in response to changes in interest rates.



At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.



In seeking to achieve its goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.



PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political or conditions.



Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

THE FUNDS CRABBE HUSON CONTRARIAN INCOME FUND




Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its ability to make timely payments of interest or principal. This could result in a decrease in the price of the security.



Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

THE FUNDS CRABBE HUSON CONTRARIAN INCOME FUND

UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each of the last ten complete calendar year. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year and ten year periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.



The Fund's return is compared to the Lehman Government/Corporate Bond Index (Lehman Index), an unmanaged index that tracks the performance of a selection of U.S. government and investment grade U.S. Corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Corporate Debt A-Rated Average Funds category average (Lipper Average). The Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B, and C shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of expense reduction arrangements, if any.




Calendar Year Total Returns (Class A)

[GRAPHIC BAR CHART]


1990 -  5.87%
1991 - 16.21%
1992 -  6.25%
1993 -  6.27%
1994 - -3.60%
1995 - 16.98%
1996 -  1.99%
1997 - 11.58%
1998 -  9.75%
1999 - -0.68%


For period shown in bar chart:



Best quarter:  4th quarter 1991, + 6.09%



Worst quarter:  1st quarter 1996, -2.73%



Average Annual Total Returns -- for periods ended December 31, 1999


                                                                                       LIFE OF
                                                                 1 YEAR     5 YEARS    THE FUND
       Class A (%)                                                -5.40      6.69        6.35
       -------------------------------------------------------------------------------------------
       Class B (%)                                                -5.79      7.36      6.83(20)
       -------------------------------------------------------------------------------------------
       Class C (%)                                                -1.93      7.67      6.84(20)
       -------------------------------------------------------------------------------------------
       Lehman Gov't/Corporate Bond Index (%)                      -2.15      7.61        7.65
       -------------------------------------------------------------------------------------------
       Lipper Corporate Debt A-Rated Average (%)                  -2.59      6.89        7.29


Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A shares returns are not restated to reflect any difference in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on January 31, 1989 and Class B and C shares were initially offered on September 15, 1999.

THE FUNDS CRABBE HUSON CONTRARIAN INCOME FUND

UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to the Fund's distributor.



ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.


EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same


- Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



Shareholder Fees(21) (paid directly from your investment)



                                                      CLASS A     CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                 4.75        0.00        0.00
----------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser of
purchase price or redemption price)                   1.00(22)      5.00        1.00
----------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                                (23)        (23)        (23)



Annual Fund Operating Expenses (deducted directly from Fund assets)




                                                                   CLASS A     CLASS B      CLASS C
             Management and administration fees(24) (%)              0.80        0.80        0.80
             -----------------------------------------------------------------------------------------
             Distribution and service (12b-1) fees (%)               0.25        1.00        1.00
             -----------------------------------------------------------------------------------------
             Other expenses(24) (%)                                  2.22        2.22        2.22
             -----------------------------------------------------------------------------------------
             Total annual fund operating expenses(24) (%)            3.27        4.02        4.02



Example Expenses (your actual costs may be higher or lower)




CLASS                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
 Class A                                   $789       $1,434      $2,101      $3,873
 --------------------------------------------------------------------------------------
 Class B: did not sell your shares         $404       $1,224      $2,060      $4.064
          sold all your shares at
          the end of the period            $904       $1,524      $2,260      $4,064
 --------------------------------------------------------------------------------------
 Class C: did not sell your shares         $404       $1,224      $2,060      $4,223
          sold all your shares at
          the end of the period            $504       $1,224      $2,060      $4,223




(21) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(22) This charge applies only to certain Class A shares bought without an initial sales charges that are sold within 18 months of purchase.



(23) There is a $7.50 charge for wiring sale proceeds to your bank.



(24) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.55%. As a result, the actual management and administration fee[s] for each share class would be 0.00%, other expenses for all share classes would be 0.55% and total annual fund operating expenses would be 0.80% for Class A shares and 1.55% for Class B and Class C shares. This arrangement may be terminated by the advisor or administrator at any time.

Investment Minimums(25)


Initial Investment.............     $1,000
Subsequent Investments.........        $50
Automatic Investment Plan......        $50
Retirement Plans...............        $25


YOUR ACCOUNT

HOW TO BUY SHARES
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.



Buying Shares


 METHOD                  INSTRUCTIONS
 Through your         Your financial advisor can help you establish your account
 financial advisor    and buy Fund shares on your behalf.
--------------------------------------------------------------------------------

 By check             For new accounts, send a completed application and check
 (new account)        made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
--------------------------------------------------------------------------------
 By check             For existing accounts, fill out and return the additional
 (existing account)   investment stub included in your quarterly statement, or
                      send a letter of instruction including your Fund name and
                      account number with a check made payable to the Fund to
                      Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
--------------------------------------------------------------------------------
 By exchange          You or your financial advisor may acquire shares by
                      exchanging shares you own in one fund for shares of the
                      same class of the Fund at no additional cost. To exchange
                      by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
 By wire              You may purchase shares by wiring money from your bank
                      account to your fund account. To wire funds to your fund
                      account, call 1-800-422-3737 to obtain a control number
                      and the wiring instructions.
--------------------------------------------------------------------------------
 By electronic        You may purchase shares by electronically transferring
 funds transfer       money from your bank account to your fund account by
                      calling 1-800-422-3737. Electronic funds transfers may
                      take up to two business days to settle and be considered
                      in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate
                      section of the application.
--------------------------------------------------------------------------------
 Automatic            You can make monthly or quarterly investments
 investment plan      automatically from your bank account to your fund account.
                      You can select a pre-authorized amount to be sent via
                      electronic funds transfer. Be sure to complete the
                      appropriate section of the application for this feature.
--------------------------------------------------------------------------------
 By dividend          You may automatically invest dividends distributed by one
 diversification      fund into the same class of shares of the fund at no
                      additional sales charge. To invest your dividends in
                      another fund, call 1-800-345-6611.



25) Each Fund reserves the right to change the investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

YOUR ACCOUNT

CHOOSING A SHARE CLASS


The Funds offer three classes of shares in this prospectus - Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $250,000 or more but less than $1 million can be made only in Class A or Class
C shares. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.






The Small Cap, Equity, Managed Income & Equity and Contrarian Income Funds also offer an additional class of shares, Class I shares, exclusively to certain institutional and high net worth investors. Class I shares are made available through a separate prospectus provided to eligible investors.


SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of a Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.



CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the tables below.



Crabbe Huson Small Cap, Special and Equity Fund


                                                                              % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,00                                5.75           6.10          5.00
---------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          3.75
---------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          2.75
---------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
---------------------------------------------------------------------------------------
$500,000 to less than 1,000,000                 2.00           2.04          1.75
---------------------------------------------------------------------------------------
1,000,000 or more(30)                           0.00           0.00          0.00


Crabbe Huson Managed Income & Equity and Contrarian Income Fund


                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,000                               4.75           4.99          4.25
---------------------------------------------------------------------------------------
$ 50,000 to less than $100,000                  4.50           4.71          4.00
---------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          3.00
---------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
---------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
---------------------------------------------------------------------------------------
$1,000,000 or more(26)                          0.00           0.00          0.00




(26) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.

YOUR ACCOUNT

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES


Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.



For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:



Purchases Over $1 Million


AMOUNT PURCHASED                                           COMMISSION %
First $3 million                                               1.00
-------------------------------------------------------------------------------
Next $2 million                                                0.50
-------------------------------------------------------------------------------
Over $5 million                                                0.25(27)






REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV), which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at the Funds' NAV. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. The distributor pays the financial advisor firm an up-front commission of 5.00 on sales of Class B shares.



(27) Paid over 12 months but only to the extent the shares remain outstanding.

Your Account




The Funds



                                                               % DEDUCTED WHEN
      HOLDING PERIOD AFTER PURCHASE                            SHARES ARE SOLD
      Through first year                                             5.00
      -------------------------------------------------------------------------
      Through second year                                            4.00
      -------------------------------------------------------------------------
      Through third year                                             3.00
      -------------------------------------------------------------------------
      Through fourth year                                            3.00
      -------------------------------------------------------------------------
      Through fifth year                                             2.00
      -------------------------------------------------------------------------
      Through sixth year                                             1.00
      -------------------------------------------------------------------------
      Longer than six years                                          0.00

Your Account



CLASS C SHARES Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an upfront commission of 1.00% on sales of Class C shares.



The Funds



      YEARS AFTER PURCHASE                          % DEDUCTED WHEN SHARES ARE SOLD
      Through first year                                         1.00
      --------------------------------------------------------------------------
      Longer than one years                                      0.00


HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a

Your Account

gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements, please call 1-800-799-7526 for more information.

Your Account


The Funds will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.



Outlined below are the various options for selling shares


 METHOD               INSTRUCTIONS
 Through your         You may call your financial advisor to place your sell
 financial advisor    order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to
                      the close of the NYSE, usually 4:00 p.m. Eastern time.
 -------------------------------------------------------------------------------
 By exchange          You or your financial advisor may sell shares by
                      exchanging from Fund into the same share class of another
                      fund at no additional cost. To exchange by telephone, call
                      1-800-422-3737.
 -------------------------------------------------------------------------------
 By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, Unless you have notified the
                      Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                      period. You do not need to set up this feature in advance
                      of your call. Certain restrictions apply to retirement
                      accounts. For details, call 1-800-345-6611.
 -------------------------------------------------------------------------------
 By mail              You may send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the
                      address below. In your LOI, note your fund's name, share
                      class, account number, and the dollar value or number of
                      shares you wish to sell. All account owners must sign the
                      letter, and signatures must be guaranteed by either a
                      bank, a member firm of a national stock exchange or
                      another eligible guarantor institution. Additional
                      documentation is required for sales by corporations,
                      agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners. For details, call
                      1-800-345-6611.

                      Mail your LOI to Liberty Funds Services, Inc., P.O. Box
                      1722, Boston, MA 02105-1722.
 -------------------------------------------------------------------------------
 By wire              You may sell shares and request that the proceeds be
                      wired to your bank. You must set up this feature prior to
                      your telephone request. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
 -------------------------------------------------------------------------------
 By electronic        You may sell shares and request that the proceeds be
 funds transfer       electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                      must set up this feature prior to your request. Be sure to complete the appropriate section of the account
                      application for this feature.


Your Account

DISTRIBUTION AND SERVICE FEES

Each Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual distribution fee and service fee may equal up to 0.00% and 0.25%, respectively, for Class A shares and 0.75% and 0.25%, respectively, for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(28)

Your Account

OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW A FUND'S SHARE PRICE IS DETERMINED The price of each class of a Fund's shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the NAV (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



Each Fund determines its NAV for each share class by dividing each class's total net assets by the number of that class's shares outstanding. In determining the NAV, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.



You can find the daily prices of many share classes for each Fund in most major daily newspapers under the caption "Liberty". You can find daily prices for all share classes by visiting the Funds' web site at www.libertyfunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.



(28) Class B shares automatically convert to Class A shares after eight years eliminating the distribution fee upon conversion.

Your Account


Understanding Fund Distributions

Each Fund earns income from the securities it holds. Each Fund also may experience capital gains and losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS, AND TAXES Each Fund has the potential to make the following distributions:

Types of Distributions


 Dividend                   Represents interest and dividends earned from
                            securities held by the Funds.
 -------------------------------------------------------------------------------
 Capital gains              Represents net long-term capital gains on sales of
                            securities held for more than 12 months and net
                            short-term capital gains which are gains on sales of
                            securities held for a 12-month period or less.



DISTRIBUTION OPTIONS The Small Cap, Special and Equity Funds declare and distribute dividend distributions and any capital gains annually. The Managed Income & Equity Fund declares and distributes dividend distributions quarterly and any capital gains annually. You can choose one of the options listed in the table below for these distributions when you open your account. (29) To change your distribution option call 1-800-345-6611.



Distribution Options


 Reinvest all distributions in additional shares of your current fund
 -------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
 -------------------------------------------------------------------------------
 Receive dividends in cash (see options below) and reinvest capital gains(30)
 -------------------------------------------------------------------------------
 Receive all distributions in cash (with one of the following options):(30)


- send the check to your address of record

- send the check to a third party address


- Transfer the money to your bank via electronic funds transfer


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distributions which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor on, federal, state, local or other applicable tax laws.



In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling and exchanging shares of a Fund. Such transactions may be subject to federal, state and local income tax.



(29) If you do not indicate on your application your preference for handling distributions, a Fund will automatically reinvest all distributions in additional shares of the Fund.



(30) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

MANAGING THE FUNDS


INVESTMENT ADVISOR

Crabbe Huson Group, Inc. (Crabbe Huson), located at 121 S. W. Morrison, Suite 1400, Portland, OR 97204, is the Funds' investment advisor. In its duties as investment advisor, Crabbe Huson runs the Funds' day-to-day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Crabbe Huson has been an investment advisor since 1980. As of December 31, 1999, Crabbe Huson managed over $1.7 billion in assets.



For the 1999 fiscal year, aggregate advisory fees paid to Crabbe Huson by the Crabbe Huson Small Cap Fund, The Crabbe Huson Special Fund, Crabbe Huson Equity Fund, Crabbe Huson Managed Income & Equity Fund and Crabbe Huson Contrarian Income Fund amounted to 0.66%, 0.30%, 0.77%, 0.68% and 0.00% of average daily net assets of each Fund, respectively.



PORTFOLIO MANAGERS

Management of the SMALL CAP and SPECIAL FUND portfolios is handled on a day-to-day basis by a team consisting of James E. Crabbe and John W. Johnson. Mr. Crabbe is coordinator of the team. Mr. Crabbe has served in various management positions with Crabbe Huson since 1980 and has managed the predecessor to the Special Fund since January 1, 1990. Prior to joining Crabbe Huson, Mr. Johnson was a private investment banker from November, 1991 to May, 1995.



Management of the EQUITY and MANAGED INCOME & EQUITY portfolios is handled on a day-to-day basis by a team consisting of John E. Maack, Jr.CFA, Robert E. Anton, Garth R. Nisbet CFA and Paul Rocheleau. Mr. Maack is the coordinator of the team. Mr. Maack was employed as a portfolio and securities analyst by Crabbe Huson from 1988 to July, 1999. After being on sabbatical, he returned to employment with Crabbe Huson in December, 1999 as Director of Equities, Portfolio Manager and Analyst. Mr. Anton joined Crabbe Huson in June, 1995. Prior to joining Crabbe Huson, Mr.Anton served for 17 years as Chief Investment Officer and as a portfolio manager at Financial Aims Corporation. Mr. Nisbet, Chief Investment Officer, joined Crabbe Huson in April 1995. Between February, 1993 and March, 1995, Mr. Nisbet was employed at Capital Consultants, Inc. as a portfolio manager of its fixed income portfolio. Mr.Rocheleau joined Crabbe Huson in December, 1992.



Management of the INCOME portfolio is handled on a day-to-day basis by a team consisting of Mr. Nisbet and Paul C. Rocheleau.

MANAGING THE FUNDS

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, which run from November 1 to October 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for the year ended October 31, 1999, has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Funds' annual report. The information for all periods prior to October 31, 1998, has been derived from the Funds' financial statements which have been audited by KPMG LLP, the Funds' previous independent auditors, whose report expressed an unqualified opinion on the financial highlights. You can request a free annual report by calling 1-800-426-3750.



Crabbe Huson Small Cap Fund

                                                                              Year ended October 31,
                                                               1999        1998(h)       1997       1996(b)
                                                              Class A      Class A      Class A     Class A
 Net asset value -
 Beginning of period ($)                                       8.650       15.480       11.020      10.000
--------------------------------------------------------------------------------------------------------------

 Income from Investment Operations ($)
 Net investment income (loss)                                (0.078)(a)    (0.030)        ---        0.030
--------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains (loss)                     (0.391)      (5.560)       4.620       0.990
--------------------------------------------------------------------------------------------------------------
 Total from investment operations                             (0.469)      (5.590)       4.620       1.020
--------------------------------------------------------------------------------------------------------------

 Less Distributions Declared to Shareholders
 ($):
 From net investment income                                     ---          ---        (0.020)       ---
--------------------------------------------------------------------------------------------------------------
 From net realized gains (loss)                               (0.039)      (1.240)      (0.140)       ---
--------------------------------------------------------------------------------------------------------------
 In excess of net realized gains                              (0.012)        ---          ---         ---
--------------------------------------------------------------------------------------------------------------
 Total Distributions
 Declared to Shareholders                                     (0.051)      (1.240)      (0.160)       ---
--------------------------------------------------------------------------------------------------------------
 Net asset value -
 End of period ($)                                             8.130        8.650       15.480      11.020
 Total return (%) (c)(d)                                       (5.48)      (38.64)       42.38       10.20

 Ratios to average net assets (%):
 Expenses                                                     1.50(e)      1.37(e)      1.50(f)   1.51(f)(g)
--------------------------------------------------------------------------------------------------------------
 Net investment income                                       (0.89)(e)    (0.65)(e)     0.03(f)   0.70(f)(g)
--------------------------------------------------------------------------------------------------------------
 Fees and expenses waived or borne
 by the Advisor/Administrator                                 0.41(e)      0.25(e)      0.23(f)     0.81(f)
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover (%)                                          12          30           65          39
--------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions/000)
 ($)                                                           6,895       14,462       42,563      19,156



(a) Per share data was calculated using average shares outstanding during the period.



(b)      The Fund commenced investment operation on February 20, 1996.



(c) Total return at net asset value assuming all distribution reinvested and no initial sales charge or contingent deferred sales charge.



(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.



(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.



(f) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.



(g)      Annualized.



(h) Effective October 19, 1998, the Primary shares were redesignated as Class A shares.

Financial Highlights

 The Crabbe Huson Special Fund

                                                                              Year ended October 31,

                                                               1999        1998(b)       1997        1996        1995
                                                              Class A      Class A      Class A     Class A     Class A

 NET ASSET VALUE -
 Beginning of period ($)                                       8.100       16.800       13.710      13.800      14.080
--------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($)
 Net investment income (loss)                               (0.069)(a)      0.070        0.150       0.140       0.270
--------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains (loss)                     (1.061)      (6.920)       3.410       0.550      (0.290)
--------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                             (1.130)      (6.850)       3.560       0.690      (0.020)
--------------------------------------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
 ($):
 From net investment income                                     ---        (0.140)      (0.140)     (0.210)     (0.020)
--------------------------------------------------------------------------------------------------------------------------
 From net realized gains                                        ---        (1.690)      (0.330)     (0.570)     (0.240)
--------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders                   ---        (1.850)      (0.470)     (0.780)     (0.260)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value -
 End of period ($)                                             6.970        8.100       16.800      13.710      13.800
--------------------------------------------------------------------------------------------------------------------------
 Total return (%) (c)(d)                                      (13.95)      (44.94)       26.62       5.03        1.78

 RATIOS to average net assets (%):
 Expenses                                                     1.50(e)      1.50(e)       1.50       1.37(f)      1.40
--------------------------------------------------------------------------------------------------------------------------
 Net investment income                                       (0.85)(e)     0.40(e)       0.86       0.72(f)      1.95
--------------------------------------------------------------------------------------------------------------------------
 Fees and expenses waived or borne
 by the Advisor/Administrator                                 0.75(e)      0.34(e)       0.08         ---         ---
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover (%)                                         11           22           33          33          123
--------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions/000)
 ($)                                                          47,472       104,504      396,335     481,039     878,560



(a) Per share data was calculated using average shares outstanding during the period.



(b) Effective October 19, 1998, the Primary shares were redesignated Class A shares.



(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.



(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.



(f) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.

Financial Highlights

 Crabbe Huson Equity Fund

                                                                                Year ended October 31,
                                                                     1999               1998(c)    1997       1996      1995
                                                                   Class     Class
                                                         Class A     B(b)      C(b)     Class A   Class A   Class A    Class A

Net asset value-
Beginning of period ($)                                   16.600    16.440    16.440    23.320    19.500     18.170    16.440

Income from Investment
Operations ($)
Net investment income (loss)                             0.031(a)  (0.076)(a) (0.076)    0.070     0.070     0.110      0.220
--------------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)                                    0.550      0.296     0.306    (2.000)    5.360     2.330      1.750
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment
Operations                                                0.860      0.220     0.230    (1.930)    5.430     2.440      1.970
--------------------------------------------------------------------------------------------------------------------------------

Less Distributions Declared
to Shareholders ($):
From net investment
income                                                   (0.099)      ---       ---     (0.050)   (0.070)   (0.170)    (0.090)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                  (0.581)      ---       ---     (4.740)   (1.540)   (0.940)    (0.150)
--------------------------------------------------------------------------------------------------------------------------------
From capital paid in
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions
Declared to Shareholders                                 (0.680)      ---       ---     (4.790)   (1.610)   (1.110)    (0.240)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -
End of period ($)                                         16.780    16.660    16.670    16.600    23.320     19.500    18.170
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (d)(e)                                    5.29     1.34(f)   1.40(f)   (10.08)    29.87     13.78      13.37
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average
net assets (%):
Expenses                                                 1.42(g)    2.17(g)   2.17(g)   1.39(h)   1.42(h)   1.38(h)     1.40
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                    0.18(g)   (0.56)(g) (0.56)(g)  0.38(h)   0.29(h)   0.56(h)     1.30
--------------------------------------------------------------------------------------------------------------------------------
Fees and expenses
waived or borne by the
Advisor/Administrator                                    0.28(g)    0.28(g)   0.28(g)    0.03      0.02       ---       0.10
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                134        134       134        1        129       117        92
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions/000's) $          102,428      466        6      226,628   380,047   436,578    387,184
--------------------------------------------------------------------------------------------------------------------------------




(a) Per share data was calculated using average shares outstanding during the period.



(b) Class B, and Class C shares were initially offered on January 27, 1999. Per share amounts reflect activity from that date.



(c) Effective October 19, 1998, the Primary shares were redesignated Class A and Class I shares, respectively.




(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(e) Had the advisor not waived or reimbursed a portion of expenses, total return would have been reduced.



(f)      Not annualized.



(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.



(h) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.

Financial Highlights

Crabbe Huson Managed Income & Equity Fund

                                                                           Years ended October 31,
                                                            1999                   1998         1997        1996       1995
                                                         Class B
                                               Class A      (b)     Class C(b)  Class A(c)     Class A    Class A     Class A
                                              ----------------------------------------------------------------------------------
 Net asset value--
 Beginning of period ($)                        12.810     12.760     12.760      14.940       13.390      13.640     12.870
 -------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT
 OPERATIONS ($)
 Net investment income (loss)                  0.275(a)   0.143(a)    0.143(a)        0.290        0.320      0.300       0.340
 -------------------------------------------------------------------------------------------------------------------------------

 Net realized and
 unrealized gain (loss)                         0.262      0.016      0.016       (0.370)       2.290      0.880       1.210
 -------------------------------------------------------------------------------------------------------------------------------

 Total from Investment
 Operations                                     0.537      0.159      0.159       (0.080)       2.610      1.180       1.550
 -------------------------------------------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS ($):
 From net investment
 income                                        (0.281)    (0.149)    (0.149)      (0.240)      (0.320)    (0.300)     (0.330)
 -------------------------------------------------------------------------------------------------------------------------------
 IN EXCESS OF NET
 INVESTMENT INCOME
 -------------------------------------------------------------------------------------------------------------------------------
 From net realized gains                       (0.276)      ---        ---        (1.81)       (0.740)    (1.130)     (0.450)
 -------------------------------------------------------------------------------------------------------------------------------
 From capital paid in
 -------------------------------------------------------------------------------------------------------------------------------
 Total Distributions
 Declared to Shareholders                      (0.557)      ---        ---        (2.050)      (1.060)    (1.430)     (0.780)
 -------------------------------------------------------------------------------------------------------------------------------
 Net asset value -
 End of period ($)                              12.790     12.770     12.770      12.810       14.940      13.390     13.640
 -------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (d)(e)                         4.22     1.18(f)    1.18(f)      (0.69)        20.60       8.96       13.00
 -------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE
 NET ASSETS (%):
 Expenses                                      1.42(g)    2.17(g)    2.17(g)      1.32(h)      1.42(h)    1.47(h)      1.48
 Net investment income                         2.08(g)    1.40(g)    1.40(g)      2.27(H)      2.25(H)    2.22(H)      2.57
 -------------------------------------------------------------------------------------------------------------------------------
 Fees and expenses
 waived or borne by the
 Advisor/Administrator                         0.33(g)    0.40(g)    1.40(g)       0.16         0.13        ---        0.01
 -------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                      99         99         99          115          119        252         226
 -------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000's) $            37,791       29         3         67,681       95,960     125.018     136,530
 -------------------------------------------------------------------------------------------------------------------------------



(a) Per share data was calculated using average shares outstanding during the period.



(b)      Class B, and C shares were initially offered on January 27, 1999.



(c)Effective October 19, 1998, the Primary shares were redesignated Class A shares.



(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.




(f)      Not annualized.



(g) The benefits derived form custody credits and directed brokerage arrangements had no impact.



(h) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.

Financial Highlights

Crabbe Huson Contrarian Income Fund


                                                                                  Years ended October 31
                                                                     1999                   1998       1997      1996      1995
                                                         Class A   Class B(b) Class C(b) Class A(h)  Class A    Class A   Class A
Net asset value--
Beginning of period ($)                                  10.880      10.170     10.170     10.580     10.200    10.260     9.710
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($)
Net investment income (loss)                            0.583(a)    0.020(a)    0.013(a)      0.500      0.620      0.540     0.530
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                  (0.538)     0.002      0.037      0.590      0.380     (0.050)    0.580
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment
Operations                                                0.045      0.022      0.050      1.090      1.000      0.490     1.110
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($)
From net investment
income                                                   (0.620)    (0.062)    (0.070)    (0.790)    (0.620)    (0.550)   (0.530)
-----------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                          ---        ---        ---        ---        ---        ---     (0.030)
-----------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                  (0.195)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions
Declared to Shareholders                                 (0.815)    (0.062)    (0.070)    (0.790)    (0.620)    (0.550)   (0.560)
 -------------------------------------------------------------------------------------------------------------------------------
Net asset value -
End of period ($)                                        10.110      10.130     10.150     10.880     10.580    10.200    10.260
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (c)(d)                                   0.42      0.22(e)    0.49(e)     11.21      10.25      4.94      11.92
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS (%):
Expenses                                                 0.80(f)    1.55(f)    1.55(f)    0.80(f)      0.80      0.80      0.80
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                    5.57(f)   4.46(f)(g) 4.46(f)(g)  5.36(f)      5.96      5.31      5.47
-----------------------------------------------------------------------------------------------------------------------------------
Fees and expenses
waived or borne by the
Advisor/Administrator                                    2.24(f)   5.84(f)(g) 5.84(f)(g)  1.56(f)      1.98      1.49      1.115
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         196        196        196        158         56        469       543
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (in millions/000)($)                               3,843        16         1        8,799      3,248      4,694     7,190
-----------------------------------------------------------------------------------------------------------------------------------




(a) Per share data was calculated using average share outstanding during the period.



(b) Class B and Class C shares were initially offered on September 15, 1999.



(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.



(e)      Not annualized.



(f) The benefits derived from custody credits and directed brokerage arrangement had no impact.



(g)      Annualized.



(h) Effective October 19, 1998, the Primary shares were redesignated Class A shares.

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                                                                              41

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                                                                              42

FOR MORE INFORMATION
You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.



You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' Distributor at:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com


Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.



You can review and copy information about the Funds by visiting the following location and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:



Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102



Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


Investment Company Act file number:

Liberty Funds Trust III (formerly Colonial Trust III):  811-00881

- Crabbe Huson Small Cap Fund

- Crabbe Huson Special Fund

- Crabbe Huson Equity Fund

- Crabbe Huson Managed Income & Equity Fund

- Crabbe Huson Contrarian Income Fund


[LIBERTY LOGO]

ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

Liberty Funds Distributor, Inc. [Copyright]2000
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
www.libertyfunds.com

CH-01/641G-0299(3/99)

CRABBE HUSON OREGON TAX-FREE FUND      PROSPECTUS, MARCH 1, 2000



CLASS A AND B SHARES


Advised by Crabbe Huson Group, Inc.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.




TABLE OF CONTENTS

THE FUND                                      XX
------------------------------------------------
Investment Goal........................      xx

Primary Investment Strategies..........      xx

Primary Investment Risks...............      xx

Performance History....................      xx

Your Expenses..........................      xx


YOUR ACCOUNT                                 XX
------------------------------------------------

How to Buy Shares......................      xx

Sales Charges..........................      xx

How to Exchange Shares.................      xx

How to Sell Shares.....................      xx

Distribution and Service Fees..........      xx

Other Information About Your Account...      xx


MANAGING THE FUND                            XX
------------------------------------------------

Investment Advisor.....................      xx

Portfolio Managers.....................      xx

FINANCIAL HIGHLIGHTS                       XX
------------------------------------------------


Not FDIC                        May Lose Value
Insured                         No Bank Guarantee

THE FUND

UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many issuers often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their intrinsic value.

INVESTMENT GOAL
-------------------------------------------------------------------------------
The Fund seeks to provide as high a level of income exempt from federal and Oregon income taxes as is consistent with prudent investment management and the preservation of capital.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal market conditions, at least 80% of the Fund's total assets will be invested in municipal bonds, the interest on which is exempt from federal and Oregon income taxes. In addition, at least 65% of its total assets will be invested in municipal bonds issued by the State of Oregon (including its subdivisions, agencies, authorities and instrumentalities). Bonds that are subject to the federal alternative minimum tax are not subject to the 80% or 65% tests. The Fund's investment advisor follows a basic value, contrarian approach in selecting securities for its portfolio. The Fund is a non-diversified mutual fund and it may invest more than 5% of its total assets in the securities of a single issuer.



In selecting municipal bonds for the Fund, the advisor primarily invests in "investment grade" securities, which are securities rated in the four highest grades by Moody's or Standard & Poor's or unrated securities that the advisor believes to be comparable in quality to investment grade securities.



At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not discussed in this prospectus. These types of securities and investment practices are identified and described in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

THE FUND




Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.


Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact its ability to make timely payments of interest or principal. This could result in a decrease in the price of the security.



As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.


The Fund's investments in Oregon municipal bonds carry special risks. Because the Fund invests primarily in these bonds, the value of the Fund's shares will be affected by any economic, political or regulatory developments that affect the ability of Oregon issuers to pay interest or repay principal on their obligations. In particular, certain Oregon municipal bonds rely on property taxes as a source of revenue for the payment of principal and interest. Constitutional and statutory limits on the collection of property taxes could adversely affect the revenues of certain issuers of Oregon municipal bonds.

THE FUND


UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one- year, five- year and ten- year periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.



The Fund's return is compared to the Lehman Muni Bond Index, an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper States Intermediate Muni Fund Average Fund category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.






PERFORMANCE HISTORY

The bar chart below shows the Fund's performance from year to year by illustrating the Fund's total calendar year returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A and B shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.


CALENDAR-YEAR TOTAL RETURNS (CLASS A)

[BAR CHART]



1990      6.36%
1991      9.75%
1992      8.94%
1993      8.94%
1994     -2.69%
1995     12.15%
1996      2.94%
1997      7.02%
1998      5.40%
1999     -4.76%



For period shown in bar chart:



Best quarter:  1st quarter 1995, +4.71%



Worst quarter:  1st quarter 1994, -3.68%



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999



                                  INCEPTION
                                     DATE        1 YEAR       5 YEARS      10 YEARS
Class A (%)                        10/4/84        -9.29        3.39          4.62
------------------------------   ------------   ----------   ----------   ------------
Class B (%)                        1/27/99       -10.13        3.98        5.09(1)
------------------------------   ------------   ----------   ----------   ------------
Lehman Muni Bond Index (%)           N/A          -0.14        6.35          3.00
------------------------------   ------------   ----------   ----------   ------------
Lipper Average (%)                   N/A          -2.01        5.20          5.32



(1) Class B is a newer class of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be lower. Class A shares were initially offered on November 4, 1984 and Class B shares were initially offered on January 27, 1999.

THE FUND


UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.



ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same


- Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A       CLASS B
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                 4.75           0.00
---------------------------------------------------   -----------   -----------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)          1.00(3)         5.00
---------------------------------------------------   -----------   -----------
Redemption fee(%) (as a percentage of amount
redeemed, if applicable)                                 (4)           (4)



  ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                       CLASS A       CLASS B
Management and administration fee(5) (%)                 0.55          0.55
---------------------------------------------------   -----------   -----------
Distribution and service (12b-1) fees (%)                0.25          1.00
---------------------------------------------------   -----------   -----------
Other expenses(5) (%)                                    0.50          0.50
---------------------------------------------------   -----------   -----------
Total annual fund operating expenses(5) (%)              1.30          2.05



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


 CLASS                                     1 YEAR       3 YEARS       5 YEARS       10 YEARS
 Class A                                     $601          $868         $1,154        $1,968
 ---------------------------------------   ----------   -----------   -----------   -----------
 Class B: did not sell your shares           $208          $643         $1,103        $2,187
          Sold all your shares at
          the end of the period              $708          $943         $1,303        $2,187



(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.



(4)  There is a $7.50 charge for wiring sale proceeds to your bank.



(5) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees so that the actual management and administration fees for each share class would be 0.33%, other expenses for each share class would be 0.40% and total annual fund operating expenses for Class A, B and C shares (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) would be 0.73%, 0.73% and 0.73%, respectively. This arrangement may be terminated by the advisor or administrator at any time.

YOUR ACCOUNT



INVESTMENT MINIMUMS(6)

Initial Investment.............          $1,000
Subsequent Investments.........             $50
Automatic Investment Plan......             $50
Retirement Plans...............             $25


HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.



  OUTLINED BELOW ARE THE VARIOUS WAYS OPTIONS FOR BUYING SHARES:


 METHOD               INSTRUCTIONS

 Through your         Your financial advisor can help you establish your account
 financial advisor    and buy Fund shares on your behalf.
--------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check
(new account)         made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
--------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
existing account)     investment stub included in your quarterly statement, or
                      send a letter of instruction including your Fund name and
                      account number with a check made payable to the Fund to
                      Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may acquire shares by
                      exchanging shares you own in one fund for shares of the
                      same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market
                      fund. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your bank
                      account to your fund account. To wire funds to your fund
                      account, call 1-800-422-3737 to obtain a control number
                      and the wiring instructions.
--------------------------------------------------------------------------------
By electronic         You may purchase shares by electronically transferring
funds transfer        money from your bank account to your fund account by
                      calling 1-800-422-3737. Electronic funds transfers may
                      take up to two business days to settle and be considered
                      in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate
                      section of the application.
--------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments
investment plan       automatically from your bank account to your fund account.
                      You can select a pre-authorized amount to be sent via
                      electronic funds transfer. Be sure to complete the
                      appropriate section of the application for this feature.
--------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by one
diversification       fund into the same class of shares of the Fund at no
                      additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.




(6) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

YOUR ACCOUNT


CHOOSING A SHARE CLASS


The Fund offers two classes of shares in this prospectus -- Class A and B. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $250,000 or more but less than $1 million can be made only in Class A shares. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.



SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.



CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.



  CLASS A SALES CHARGES


                                                                                      % OF
                                                                                    OFFERING
                                                 AS A % OF                            PRICE
                                                THE PUBLIC          AS A %         RETAINED BY
                                                 OFFERING          OF YOUR          FINANCIAL
AMOUNT OF PURCHASE                                 PRICE          INVESTMENT      ADVISOR FIRM
Less than $50,000                                  4.75              4.99             4.25
-------------------------------------------    --------------    -------------    --------------
$50,000 to less than $100,000                      4.50              4.71             4.00
-------------------------------------------    --------------    -------------    --------------
$100,000 to less than $250,000                     3.50              3.63             3.00
-------------------------------------------    --------------    -------------    --------------
$250,000 to less than $500,000                     2.50              2.56             2.00
-------------------------------------------    --------------    -------------    --------------
$500,000 to less than $1,000,000                   2.00              2.04             1.75
-------------------------------------------    --------------    -------------    --------------
$1,000,000 or more(7)                              0.00              0.00             0.00



(7) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. Purchases in accounts aggregating over $5 million are subject to a 1.00% CDSC only to the extent that the sale of shares within 18 months of purchase cause the value of the accounts to fall below the $5 million level. The 18-month period begins on the first day of the month following each purchase.

YOUR ACCOUNT


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)


Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.



For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:



PURCHASES OVER $1 MILLION


AMOUNT PURCHASED                                                COMMISSION %
First $3 million                                                        1.00
--------------------------------------------------------------------------------
Next $2 million                                                         0.50
--------------------------------------------------------------------------------
Over $5 million                                                      0.25(8)






REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV), which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but they do carry a CDSC that imposed only on shares sold prior to the completion of the periods shown in the following charts. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. The distributor pays the financial advisor firm an up-front commission of 5.00% on sales of Class B shares.




(8) Paid over twelve months but only to the extent the shares remain outstanding.

YOUR ACCOUNT



CLASS B SALES CHARGES




   HOLDING PERIOD AFTER PURCHASE                    % DEDUCTED WHEN
                                                    SHARES ARE SOLD

      Through first year                                  5.00
      --------------------------------------------------------------------------
      Through second year                                 4.00
      --------------------------------------------------------------------------
      Through third year                                  3.00
      --------------------------------------------------------------------------
      Through fourth year                                 3.00
      --------------------------------------------------------------------------
      Through fifth year                                  2.00
      --------------------------------------------------------------------------
      Through sixth year                                  1.00
      --------------------------------------------------------------------------
      Longer than six years                               0.00
      --------------------------------------------------------------------------

YOUR ACCOUNT

YOUR ACCOUNT



CLASS C SALES CHARGES



YEARS AFTER PURCHASE                             % DEDUCTED WHEN SHARES ARE SOLD

Through first year                                             1.00
--------------------------------------------------------------------------------
Longer than one year                                           0.00



HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements, please call 1-800-799-7526 for more information.



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your initial purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

YOUR ACCOUNT


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


 METHOD               INSTRUCTIONS


Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to
                      the close of the NYSE, usually 4:00 p.m. Eastern time.
 -------------------------------------------------------------------------------
 By exchange          You or your financial advisor may sell shares by
                      exchanging from the Fund into the same share class of
                      another fund at no additional cost. To exchange by
                      telephone, call 1-800-422-3737.
 -------------------------------------------------------------------------------
 By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, Unless you have notified the
                      Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                      period. You do not need to set up this feature in advance
                      of your call. Certain restrictions apply to retirement
                      accounts. For details, call 1-800-345-6611.
-------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note the Fund's
                      name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by
                      either a bank, a member firm of a national stock exchange
                      or another eligible guarantor institution. Additional
                      documentation is required for sales by corporations,
                      agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                      1-800-345-6611. Mail your letter of instruction to Liberty
                      Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
-------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be
                      wired to your bank. You must set up this feature prior
                      to your telephone request. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
-------------------------------------------------------------------------------

By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.



DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A and B shares and the services provided to you by your financial advisor. The annual distribution fee and service fee may equal up to 0.00% and 0.25%, respectively, for Class A shares and 0.75% and 0.25%, respectively, for Class B shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(9)



(9) Class B shares automatically convert to Class A shares after a certain number of years, depending on the program you purchased your shares under, eliminating the distribution fee upon conversion.

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the NAV (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



The Fund determines its NAV for each share class by dividing each class's total net assets by the number of that class's shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.



You can find the daily prices of many share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.



ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.



SHARE CERTIFICATES Share certificates are not available for Class B shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS


The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.



DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS



Dividend              Represents interest and dividends earned from securities
                      held by the Fund.
--------------------------------------------------------------------------------
Capital gains         Represents net long term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.



DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that we receive payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account.(10) To change your distribution option call 1-800-345-6611.



DISTRIBUTION OPTIONS

 Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------

 Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------


 Receive dividends in cash (see options below) and reinvest capital gains(11)
--------------------------------------------------------------------------------



 Receive all distributions in cash (with one of the following options):(11)


-    send the check to your address of record

-    send the check to a third party address


-    transfer the money to your bank via electronic fund transfer




TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax both for individuals and corporate shareholders.




You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.




(10) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



(11) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

YOUR ACCOUNT



In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND



INVESTMENT ADVISOR

Crabbe Huson Group, Inc. (Crabbe Huson), located at 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204, is the Fund's investment advisor. In its duties as investment advisor, Crabbe Huson runs the Fund's day-to day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Crabbe Huson has been an investment advisor since 1980. As of January 31, 2000, Crabbe Huson managed over $1.7 billion in assets.



For the 1999 fiscal year, aggregate advisory fees paid to Crabbe Huson by the Fund amounted to 0.30% of average daily net assets of the Fund.



PORTFOLIO MANAGERS
GARTH R. NISBET CFA, Chief Investment Officer, has been employed by Crabbe Huson since April, 1995. Between February, 1993 and March, 1995, Mr. Nisbet worked for Capital Consultants, Inc.as a portfolio manager of its fixed income portfolio.

PAUL C. ROCHELEAU has been employed by Crabbe Huson since December, 1992.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended October 31, 1999, has been derived from the Fund's financial statements which have been audited by Ernst & Young, LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for all periods prior to October 31, 1998, has been derived from the Fund's financial statements which have been audited by KPMG LLP, the Fund's previous independent auditors, whose report expressed an unqualified opinion on the financial highlights. You can request a free annual report by calling 1-800-426-3750.



 THE FUND


                                                                               Year ended October 31,
                                                         1999               1998         1997        1996        1995
                                                  Class A    Class B (a)  Class A (b)   Class A     Class A     Class A
 Net asset value--
 Beginning of period ($)                           13.030      12.750      12.780       12.500      12.620      11.990

 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income (loss)                      0.524       0.326        0.280        0.540       0.540       0.550
 Net realized and unrealized gains (loss)         (1.103)     (1.147)       0.270        0.280      (0.120)      0.700
 Total from investment operations                 (0.579)     (0.821)       0.550        0.820       0.420       1.250

 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
 ($):
 From net investment income                       (0.514)     (0.309)      (0.270)      (0.470)     (0.540)     (0.550)
 From net realized gains (loss)                   (0.317)       ---        (0.030)      (0.070)       ---       (0.070)
 Total Distributions Declared to Shareholders     (0.831)     (0.309)      (0.300)      (0.540)     (0.540)     (0.620)
 Net asset value--
 End of period ($)                                 11.620      11.620      13.030       12.780      12.500      12.620
 Total return (%) (c)(d)                           (4.70)    (6.43)(e)      6.39         6.67        3.43        10.66

 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses                                         0.98(f)    1.73(f)(g)    0.98(f)       0.98        0.98        0.98
 Net investment income                            4.12(f)    3.39(f)(g)    4.12(f)       4.25        4.33        4.45
 Fees and expenses waived or borne
 by the Advisor/Administrator                     0.32(f)    0.31(f)(g)    ---(f)        0.12        0.06        0.10
 Portfolio turnover (%)                              4           4           44           17          16          23
 Net assets, end of period (000)($)               20,568        52        25,591       26,487      26,135      28,070




(a) Class B shares were initially offered on January 27, 1999. Per share amounts reflect activity from that date.



(b) Effective October 19, 1998, the Primary shares were redesignated Class A shares.



(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.



(e)  Not annualized.



(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.



(g)  Annualized.

NOTES

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                                                                              18

NOTES



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                                                                              19

FOR MORE INFORMATION
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.



You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:



Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com



Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.



You can review and copy information about the Fund by visiting the following location and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address public@sec.gov or, by writing or calling the:



Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102
Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.



INVESTMENT COMPANY ACT FILE NUMBERS:


Liberty Funds Trust III (formerly Colonial Trust III): 811-00881

-    Crabbe Huson Oregon Tax-Free Fund

[LIBERTY FUNDS LOGO]

ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

     Liberty Funds Distributor, Inc.(c)2000
     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
     www.libertyfunds.com

742-01/575A-0200

CRABBE HUSON REAL ESTATE INVESTMENT FUND              PROSPECTUS, MARCH 1, 2000



CLASS A, B AND C SHARES


Advised by Crabbe Huson Group, Inc.



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



TABLE OF CONTENTS


THE FUND
-------------------------------------------------------------------------------
Investment Goals...........................................................

Primary Investment Strategies..............................................

Primary Investment Risks...................................................

Performance History........................................................

Your Expenses..............................................................

YOUR ACCOUNT
-------------------------------------------------------------------------------

How to Buy Shares..........................................................

Sales Charges..............................................................

How to Exchange Shares.....................................................

How to Sell Shares.........................................................

Distribution and Service Fees..............................................

Other Information About Your Account.......................................

MANAGING THE FUND
-------------------------------------------------------------------------------

Investment Advisor.........................................................

Portfolio Managers.........................................................

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


Not FDIC   May Lose Value
Insured   No Bank Guarantee

THE FUND                               CRABBE HUSON REAL ESTATE INVESTMENT FUND


UNDERSTANDING CONTRARIAN INVESTING
-------------------------------------------------------------------------------
The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a shares of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.


INVESTMENT GOALS
-------------------------------------------------------------------------------
The Fund seeks to provide growth of capital and current income.


PRIMARY INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

Under normal market conditions, the Fund invests at least 75% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry companies. In managing the Fund, the Fund's investment advisor follows a basic value, contrarian approach in selecting securities for its portfolio.


REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate loans or interest. The Fund's REIT investments will consist primarily of equity REITs which invests the majority of their assets directly in real estate and derive income primarily from rents.

Other real estate industry companies in which the Fund may invest are companies that derive at least 50% of their revenues or profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry, such as building supplies or mortgage servicing.


At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.



In seeking to achieve its goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.



PRIMARY INVESTMENT RISKS
-------------------------------------------------------------------------------

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

THE FUND




The Fund may invest in equity real estate investment trusts (REITs). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or finance companies.



Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. REITs are subject to heavy cash flow dependency and default by borrowers. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, and changes in interest rates.

THE FUND



UNDERSTANDING PERFORMANCE
-------------------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five years and the life of Fund periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.








The Fund's return is compared to the National Association of Real Estate Investment Trusts Index (NAREIT Index), an unmanaged index that tracks the performance of all equity real estate investment trusts (REITs) that trade on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Real Estate Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.




PERFORMANCE HISTORY
-------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares compare with those of a broad measure of market performance for a 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.



CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  [BAR CHART]

1995                                                                     9.46%
1996                                                                    36.04%
1997                                                                    18.77%
1998                                                                   -13.22%
1999                                                                   - 7.90%


For period shown in bar chart:


Best quarter:  Fourth quarter 1996, +16.31%

Worst quarter:  Third quarter 1998, -11.65%


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999

                                                  INCEPTION                             LIFE OF THE
                                                    DATE        1 YEAR       5 YEARS        FUND
           Class A (%)                             4/1/94       -12.27        6.13          5.41

           Class B (%)                             1/27/99      -13.58       6.70(1)      6.04(1)

           Class C (%)                             1/27/99       -9.58       7.01 (1)     6.17 (1)


           NAREIT Index (%)                          N/A         -4.62        9.85        8.34(2)

           Lipper Average (%)                        N/A         -3.28        8.30        6.40(2)

THE FUND



(1) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on April 1, 1994, Class B shares were initially offered on January 27, 1999, and Class C shares were initially offered on January 27, 1999.



(2) Performance information is from April 30, 1994.

THE FUND


UNDERSTANDING EXPENSES
-------------------------------------------------------------------------------

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.



ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-        $10,000 initial investment

-        5% total return for each year

-        Fund operating expenses remain the same


-        Assumes reinvestment of all dividends and distributions




YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                     CLASS A     CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                4.75        0.00        0.00
-----------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)        1.00(4)       5.00        1.00
-----------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                               (4)         (4)         (4)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                    CLASS A     CLASS B      CLASS C
Management and administration fees(6) (%)             1.05        1.05        1.05
------------------------------------------------------------------------------------
Distribution and service (12b-1) fees(6) (%)          0.25        1.00        1.00
------------------------------------------------------------------------------------
Other expenses(6) (%)                                 1.02        1.02        1.02
------------------------------------------------------------------------------------
Total annual fund operating expenses(6) (%)           2.32        3.07        3.07


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

 CLASS                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
 Class A                                   $699       $1,164      $1,654      $3,001
 ------------------------------------------------------------------------------------
 Class B:    did not sell your shares      $310       $  947      $1,609      $3,205

             sold all your shares at
             the end of the period         $810       $1,247      $1,809      $3,205
 ------------------------------------------------------------------------------------
 Class C:    did not sell your shares      $310       $  947      $1,609      $3,379

             sold all your shares at
             the end of the period         $410       $  947      $1,609      $3,379




(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.



(5)      There is a $7.50 charge for wiring sale proceeds to your bank.



(6) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.25%. As a result, the actual management and administration fees for each share class would be 0.48%, other expenses for each share class would be 0.77% and total annual fund operating expenses for Class A, B and C shares would be 1.25%, 1.25% and 1.25%, respectively. This arrangement may be terminated by the advisor or administrator at any time.

YOUR ACCOUNT


INVESTMENT MINIMUMS(7)


Initial Investment ..................................................    $1,000
Subsequent Investments ..............................................    $   50
Automatic Investment Plan ...........................................    $   50
Retirement Plans ....................................................    $   25



HOW TO BUY SHARES
-------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.




OUTLINED BELOW ARE VARIOUS OPTIONS FOR BUYING SHARES:




 METHOD                  INSTRUCTIONS
 Through your            Your financial advisor can help you establish your
 financial advisor       account and buy Fund shares on your behalf.
--------------------------------------------------------------------------------

 By check                For new accounts, send a completed application and
 (new account)           check made payable to the Fund to the transfer agent,
                         Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                         02105-1722.

--------------------------------------------------------------------------------
 By check                For existing accounts, fill out and return the
(existing account)       additional investment stub included in your quarterly
                         statement, or send a letter of instruction including
                         your Fund name and account number with a check made
                         payable to the Fund to Liberty Funds Services, Inc.,
                         P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By exchange              You or your financial advisor may acquire shares by
                         exchanging shares you own in one fund for shares of the
                         same class of the Fund at no additional cost. There may
                         be an additional charge if exchanging from a money
                         market fund. To exchange by telephone, call
                         1-800-422-3737.
--------------------------------------------------------------------------------

By wire                  You may purchase shares by wiring money from your bank
                         account to your fund account. To wire funds to your
                         fund account, call 1-800-422-3737 to obtain a control
                         number and the wiring instructions.
--------------------------------------------------------------------------------

By electronic            You may purchase shares by electronically transferring
funds transfer           money from your bank account to your fund account by
                         calling 1-800-422-3737. Electronic funds transfers may
                         take up to two business days to settle and be
                         considered in "good form". You must set up this feature
                         prior to your telephone request. Be sure to complete
                         the appropriate section of the application.
--------------------------------------------------------------------------------
Automatic                You can make monthly or quarterly investments
investment plan          automatically from your bank account to your fund
                         account. You can select a pre-authorized amount to be
                         sent via electronic funds transfer. Be sure to complete
                         the appropriate section of the application for this
                         feature.
--------------------------------------------------------------------------------
By dividend              You may automatically invest dividends distributed by
diversification          one fund into the same class of shares of the Fund at
                         no additional sales charge. To invest your dividends in
                         another fund, call 1-800-345-6611.
--------------------------------------------------------------------------------



(7) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

YOUR ACCOUNT


CHOOSING A SHARE CLASS
-------------------------------------------------------------------------------

The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.






The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.



SALES CHARGES
-------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.



CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.




CLASS A SALES CHARGES



                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM

Less than $50,000                               4.75           4.99          4.25
-------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          4.00
-------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          3.00
-------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
-------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
-------------------------------------------------------------------------------------
$1,000,000 or more(8)                           0.00           0.00          0.00




(8) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. Purchases in accounts aggregating over $5 million are subject to a 1.00% CDSC only to the extent that the sale of shares within 18 months of purchase cause the value of the accounts to fall below $5 million level. The 18-month period begins on the first day of the month following each purchase.

YOUR ACCOUNT


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)
-------------------------------------------------------------------------------

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.




For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:



PURCHASES OVER $1 MILLION


AMOUNT PURCHASED                                                 COMMISSION %
First $3 million                                                   1.00
-----------------------------------------------------------------------------
Next $2 million                                                    0.50
-----------------------------------------------------------------------------
Over $5 million                                                    0.25(9)







REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV), which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. The distributor pays the financial advisor firm an up-front commission of 5.00% on sales of Class B shares.



(9)  Paid over 12 months but only to the extent the shares remain outstanding.

YOUR ACCOUNT







CLASS B SALES CHARGES



      HOLDING PERIOD AFTER PURCHASE                            % DEDUCTED WHEN
                                                               SHARES ARE SOLD
      Through first year                                             5.00
------------------------------------------------------------------------------
      Through second year                                            4.00
------------------------------------------------------------------------------
      Through third year                                             3.00
------------------------------------------------------------------------------
      Through fourth year                                            3.00
------------------------------------------------------------------------------
      Through fifth year                                             2.00
------------------------------------------------------------------------------
      Through sixth year                                             1.00
------------------------------------------------------------------------------
      Longer than six years                                          0.00

YOUR ACCOUNT



CLASS C SHARES Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.




CLASS C SALES CHARGES

YEARS AFTER PURCHASE                             % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                             1.00
--------------------------------------------------------------------------------
Longer than one year                                           0.00


HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares

YOUR ACCOUNT




will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
-------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements, please call 1-800-799-7526 for more information.



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

YOUR ACCOUNT



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


 METHOD                  INSTRUCTIONS
Through your             You may call your financial advisor to place your sell
financial advisor        order. To receive the current trading day's price, your
                         financial advisor firm must receive your request prior
                         to the close of the NYSE, usually 4:00 p.m. Eastern
                         time.
--------------------------------------------------------------------------------
By exchange              You or your financial advisor may sell shares by
                         exchanging from the Fund into the same share class of
                         another fund at no additional cost. To exchange by
                         telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone             You or your financial advisor may sell shares by
                         telephone and request that a check be sent to your
                         address of record by calling 1-800-422-3737, unless you
                         have notified the Fund of an address change within the
                         previous 30 days. The dollar limit for telephone sales
                         is $100,000 in a 30-day period. You do not need to set
                         up this feature in advance of your call. Certain
                         restrictions apply to retirement accounts. For details,
                         call 1-800-345-6611
--------------------------------------------------------------------------------
By mail                  You may send a signed letter of instruction or stock
                         power form along with any certificates to be sold to
                         the address below. In your letter of instruction, note
                         the Fund's name, share class, account number, and the
                         dollar value or number of shares you wish to sell. All
                         account owners must sign the letter, and signatures
                         must be guaranteed by either a bank, a member firm of a
                         national stock exchange or another eligible guarantor
                         institution. Additional documentation is required for
                         sales by corporations, agents, fiduciaries, surviving
                         joint owners and individual retirement account owners.
                         For details, call 1-800-345-6611. Mail your letter of
                         instruction to Liberty Funds Services, Inc., P.O. Box
                         1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire                  You may sell shares and request that the proceeds be
                         wired to your bank. You must set up this feature prior
                         to your telephone request. Be sure to complete the
                         appropriate section of the account application for this
                         feature.
-------------------------------------------------------------------------------
By electronic            You may sell shares and request that the proceeds be
funds transfer           electronically transferred to your bank. Proceeds may
                         take up to two business days to be received by your
                         bank. You must set up this feature prior to your
                         request. Be sure to complete the appropriate section of
                         the account application for this feature.


DISTRIBUTION AND SERVICE FEES
-------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual distribution fee and service fee may equal up to 0.00% and 0.25%, respectively, for Class A shares and 0.75% and 0.25%, respectively for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(10)



(10) Class B shares automatically convert to Class A shares after eight years eliminating the distribution fee upon conversion.

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the NAV (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



The Fund determines its NAV for each share class by dividing each class's total net assets by the number of that class's shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.



You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.



ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.



SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS
-------------------------------------------------------------------------------

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.



DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS

 Dividend                Represents interest and dividends earned from
                         securities held by the Fund.
--------------------------------------------------------------------------------
Capital gains            Represents net long-term capital gains on sales of
                         securities held for more than 12 months and net
                         short-term capital gains, which are gains on sales of
                         securities held for a 12-month period or less.


DISTRIBUTION OPTIONS
-------------------------------------------------------------------------------

The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.(11) To change your distribution option call 1-800-345-6611.



DISTRIBUTION OPTIONS
-------------------------------------------------------------------------------
Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------

Receive dividends in cash (see options below) and reinvest capital gains(12)
--------------------------------------------------------------------------------



Receive all distributions in cash (with one of the following options):(12)



-        send the check to your address of record

-        send the check to a third party address


-        transfer the money to your bank via electronic funds transfer


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.




(11) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



(12) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

YOUR ACCOUNT








In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND


INVESTMENT ADVISOR
--------------------------------------------------------------------------------


Crabbe Huson Group, Inc. (Crabbe Huson), located at 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204, is the Fund's investment advisor. In its duties as investment advisor, Crabbe Huson runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Crabbe Huson has been an investment advisor since 1980. As of January 31, 2000, Crabbe Huson managed over $1.7 billion in assets.



For the 1999 fiscal year, aggregate advisory fees paid to Crabbe Huson by the Fund amounted to 0.45% of average daily net assets of the Fund.



PORTFOLIO MANAGER

--------------------------------------------------------------------------------




MICHAEL B. STOKES, CFA, joined Crabbe Huson as an analyst in August, 1996. Prior to joining Crabbe Huson, Mr. Stokes was a financial analyst for Salomon Brothers from July, 1994 to June, 1996.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended October 31, 1999 has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for all periods prior to October 31, 1998, has been derived from the Fund's financial statements which have been audited by KPMG LLP, the Fund's previous independent auditors, whose report expressed an unqualified opinion on the financial highlights. You can request a free annual report by calling 1-800-426-3750.



THE FUND

                                                                                    YEAR ENDED OCTOBER 31,
                                                                 1999                    1998      1997        1996      1995
                                                    CLASS A   CLASS B     CLASS C     CLASS A     CLASS A      CLASS A   CLASS A
                                                               (B)          (B)        (H)
 Net asset value--
 Beginning of period ($)                            10.440    10.580      10.580       14.090     11.580       9.690         9.500
----------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($)
 Net investment income (loss)                        0.581(a)  0.424(a)    0.425(a)     0.400      0.380       0.380         0.440
----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)            (0.939)   (1.269)     (1.280)      (2.000)     3.020       2.010         0.310
----------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                   (0.358)   (0.845)     (0.855)      (1.600)     3.400       2.390         0.750
----------------------------------------------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS ($):
 From net investment income                         (0.357)   (0.185)     (0.185)      (0.360)    (0.380)     (0.380)       (0.440)
----------------------------------------------------------------------------------------------------------------------------------
 From net realized gains (loss)                     (0.175)     --          --         (1.690)    (0.510)     (0.120)       (0.120)
----------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders       (0.532)   (0.185)     (0.185)      (2.050)    (0.890)     (0.500)       (0.560)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value--
 End of period ($)                                   9.550     9.550       9.540       10.440     14.090      11.580         9.690
----------------------------------------------------------------------------------------------------------------------------------

 Total return (%) (c)(d)                             (3.73)    (8.12)(e)   (8.21)(e)   (13.39)     30.56       25.39          8.31
----------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses (f)                                         1.50      2.25(g)     2.25(g)      1.50       1.50        1.50          1.50
----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (f)                            5.59      5.01(g)     5.01(g)      3.71       2.93        3.59          4.59
----------------------------------------------------------------------------------------------------------------------------------
 Fees and expenses waived or borne
 by the Advisor/Administrator (f)                     0.81      0.98(g)     0.98(g)      0.42       0.26        0.38          0.39
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover (%)                                 82        82          82           97         80         120            60
----------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)               8,185       764          64       17,423     34,259      20,649        18,986




(a) Per share data was calculated using average shares outstanding during the period.



(b) Class B and Class C shares were initially offered on January 27, 1999. Per share amounts reflect activity from that date.



(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(d) Had the Advisor or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.



(e)      Not annualized.



(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.



(g)      Annualized.



(h) Effective October 19, 1998, the Primary shares were redesignated Class A shares.

NOTES

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                                                                              19

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.



You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.



You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com


Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.



You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or, by writing or calling the:



Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102



Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.



INVESTMENT COMPANY ACT FILE NUMBERS:


Liberty Funds Trust III (formerly Colonial Trust III): 811-00881


- Crabbe Huson Real Estate Investment Fund

[LIBERTY FUNDS LOGO]

ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

     Liberty Funds Distributor, Inc.(c)2000
     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
     www.libertyfunds.com

CRABBE HUSON REAL ESTATE INVESTMENT FUND     PROSPECTUS, MARCH 1, 2000



CLASS Z SHARES


Advised by Crabbe Huson Group, Inc.


The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from Liberty Funds Distributor, Inc. the Fund's distributor, or through a third party broker-dealer, (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS


THE FUND
-----------------------------------------

Investment Goals.........................

Primary Investment Strategies............

Primary Investment Risks.................

Performance History......................

Your Expenses............................

YOUR ACCOUNT
-----------------------------------------

How to Buy Shares........................

How to Exchange Shares...................

How to Sell Shares.......................

Other Information About Your Account.....

MANAGING THE FUND
-----------------------------------------

Investment Advisor.......................

Portfolio Manager........................

FINANCIAL HIGHLIGHTS
-----------------------------------------



-----------------------------
Not FDIC      May Lose Value
Insured     -----------------
            No Bank Guarantee
-----------------------------

THE FUND     CRABBE HUSON REAL ESTATE INVESTMENT FUND



UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.


INVESTMENT GOALS
--------------------------------------------------------------------------------

The Fund seeks to provide growth of capital and current income.

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


Under normal market conditions, the Fund invests at least 75% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry companies. In managing the Fund, the Fund's investment advisor follows a basic value contrarian approach in selecting securities for its portfolio.


REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interest. The Fund's REIT investments will consist primarily of equity REITs which invest the majority of their assets directly in real estate and derive income primarily for rents.

Other real estate industry companies in which the Fund may invest are companies that derive at least 50% of their revenues or profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry, such as building supplies or mortgage servicing.


At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.



In seeking to achieve its goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's goals or investment strategies.


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------


The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

THE FUND







The Fund may invest in equity real estate investment trusts (REITs). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. REITs are subject to heavy cash flow dependency and default by borrowers. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, and changes in interest rates.

THE FUND



UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.



AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five- year and the life of the fund periods. It includes the effects of Fund expenses.



The Fund's return is compared to the National Association of Real Estate Investment Trust Index (NAREIT Index), an unmanaged index that tracks the performance of all equity real estate investment trusts (REITs) that trade on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Real Estate Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.






PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.



CALENDAR-YEAR TOTAL RETURNS (CLASS Z)(1)



                              [BAR CHART]

1995                                                                     9.46%
1996                                                                    36.04%
1997                                                                    18.77%
1998                                                                   -13.22%
1999                                                                   - 7.90%



For period shown in bar chart:



Best quarter: 4th quarter 1996, +16.31%



Worst quarter: 3rd quarter 1998, -11.65%




AVERAGE ANNUAL TOTAL RETURNS-- FOR PERIODS ENDED DECEMBER 31, 1999



                         INCEPTION                                  LIFE OF THE
                            DATE         1 YEAR       5 YEARS           FUND
                         ---------       ------       -------       ------------
Class Z (%)               1/29/99         -7.71        7.21(2)          6.34(2)
NAREIT Index (%)            N/A           -4.62        9.85             8.34(3)
Lipper Average (%)          N/A           -3.28        8.30             6.40(3)



(1) Because the Class Z shares have not completed a full calendar year the bar chart shown is for Class A shares, the oldest existing fund class.



(2) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. The Class A share returns are not restated to reflect any differences in expenses between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be higher, since Class Z shares are not subject to sales (1) charges or service fees. Class A shares were initially offered on April 1, 1994, and Class Z shares were initially offered on January 29, 1999.



(3)  Performance information is from March 31, 1994.

THE FUND

THE FUND


UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to the Fund's distributor.



ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, brokerage costs, and administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-    $10,000 initial investment

-    5% total return for each year

-    Fund operating expenses remain the same


-    Assumes reinvestment of all dividends and distributions



YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(4) (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                                         CLASS Z
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                    0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)      0.00
--------------------------------------------------------------------------------
Redemption fee(%) (as a percentage of amount redeemed, if applicable)        (5)



ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                                         CLASS Z
Management and administration fees(6) (%)                                  1.05
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                  0.00
--------------------------------------------------------------------------------
Other expenses(6) (%)                                                      1.02
--------------------------------------------------------------------------------
Total annual fund operating expenses(6) (%)                                2.07



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                              1 YEAR       3 YEARS     5 YEARS     10 YEARS
Class Z                             $210         $648        $1,111      $2,396



(4) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(5)  There is a $7.50 charge for wiring sale proceeds to your bank.



(6) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.25%. As a result, the actual management and administration fees for Class Z shares would be 0.23%, other expenses would be 1.02% and total annual fund operating expenses would be 1.25%. This arrangement may be terminated by the advisor or administrator at any time.

YOUR ACCOUNT

WHO IS ELIGIBLE TO BUY CLASS Z SHARES?


The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from the distributor or through a third party broker-dealer; (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.(7)



HOW TO BUY SHARES
--------------------------------------------------------------------------------


Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


 METHOD               INSTRUCTIONS
 Through your         Your financial advisor can help you establish your account and
 financial advisor    buy Fund shares on your behalf.
-------------------------------------------------------------------------------------
 By check             For new accounts, send a completed application and check made
 (new account)        payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
-------------------------------------------------------------------------------------
 By check             For existing accounts, fill out and return the additional
 (existing account)   investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
-------------------------------------------------------------------------------------
 By exchange          You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class or
                      Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund.
                      To exchange by telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------------
 By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                      1-800-422-3737 to obtain a control number and the wiring
                      instructions.
-------------------------------------------------------------------------------------
 By electronic        You may purchase shares by electronically transferring money
 funds transfer       from your bank account to your fund account by calling
 (EFT)                1-800-422-3737.  Electronic funds transfers may take up to two business days to settle and be considered in "good form".
                      You must set up this feature prior to your telephone
                      request. Be sure to complete the appropriate section of
                      the application.
-------------------------------------------------------------------------------------
 Automatic            You can make monthly or quarterly investments automatically
 investment plan      from your bank account to your fund account.  You can select a pre-authorized amount to be sent via electronic funds
                      transfer. Be sure to complete the appropriate section of
                      the application for this feature.
-------------------------------------------------------------------------------------
 By dividend          You may automatically invest dividends distributed by one fund
 diversification      into the same class of shares of the Fund at no additional sales charge.  To invest your dividends in another fund, call
                      1-800-345-6611.



(7) The Fund reserves the right to change the criteria for eligible investors. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

YOUR ACCOUNT


CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.



SALES CHARGES
--------------------------------------------------------------------------------



Your purchases of Class Z shares generally are at net asset value, which is the value of a Fund share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------


You may exchange your shares for shares of the same share class of another fund or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

YOUR ACCOUNT



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


 METHOD              INSTRUCTIONS
 Through your        You may call your financial advisor to place your sell order.
 financial advisor   To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                     of the NYSE, usually 4:00 p.m. Eastern time.
-------------------------------------------------------------------------------------
 By exchange         You or your financial advisor may sell shares by  exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional cost. To exchange by telephone, call
                     1-800-422-3737.
-------------------------------------------------------------------------------------
 By telephone        You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                     calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                     1-800-345-6611.
-------------------------------------------------------------------------------------
 By mail             You may send a signed letter of instruction  or stock power form to the address below.  In your letter of instruction, note your
                     Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries,
                     surviving joint owners and individual retirement account owners.
                      For details, call 1-800-345-6611.

                     Mail your letter of instruction to Liberty Funds Services, Inc.,
                     P.O. Box 1722, Boston, MA 02105-1722.
-------------------------------------------------------------------------------------
 By wire             You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------------
 By electronic       You may sell shares and request that the proceeds be
 funds transfer      electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

YOUR ACCOUNT



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the NAV next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



The Fund determines its NAV for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of Class Z shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.



You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

YOUR ACCOUNT



UNDERSTANDING FUND DISTRIBUTIONS


The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.



DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS


 Dividend             Represents interest and dividends earned from securities
                      held by the Fund.
--------------------------------------------------------------------------------
 Capital gains        Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.




DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.(8) To change your distribution option call 1-800-345-6611.


DISTRIBUTION OPTIONS


 Reinvest all distributions in additional shares of your current fund
 -------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
 -------------------------------------------------------------------------------
 Receive dividends in cash (see options below) and reinvest capital gains(9)
 -------------------------------------------------------------------------------
 Receive all distributions in cash (with one of the following options)(9):


-    send the check to your address of record

-    send the check to a third party address


-    transfer the money to your bank via electronic funds transfer


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains distributions are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.



In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.



(8) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



(9) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

MANAGING THE FUND


INVESTMENT ADVISOR
--------------------------------------------------------------------------------


Crabbe Huson Group, Inc. (Crabbe Huson) located at 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204 is the Fund's investment advisor. In its duties as investment advisor, Crabbe Huson runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Crabbe Huson has been an investment advisor since 1980. As of January 31, 2000, Crabbe Huson managed over $1.7 billion in assets.



For the 1999 fiscal year, aggregate advisory fees paid to Crabbe Huson by the Fund amounted to 0.45% of average daily net assets of the Fund.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------





MICHAEL B. STOKES, CFA, joined Crabbe Huson as an analyst in August, 1996. Prior to joining Crabbe Huson, Mr. Stokes was a financial analyst for Salomon Brothers from July, 1994 to June 1996.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the period January 27, 1999 (inception date) to October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended October 31, 1999, has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for all periods prior October 31, 1998, has been derived from the Fund's financial statements which have been audited by KPMG LLP, the Fund's previous independent auditors, whose report expressed an unqualified opinion on the financial highlights. You can request a free annual report by calling 1-800-426-3750.



THE FUND


                                                                  Period ended
                                                                October 31, 1999

                                                                    CLASS Z(b)
  Net asset value --
  Beginning of period ($)                                             10.440
--------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS ($)

  Net investment income (a)                                            0.495
--------------------------------------------------------------------------------
  Net realized and unrealized loss                                    (1.129)
--------------------------------------------------------------------------------
  Total from Investment Operations                                    (0.634)
================================================================================
  LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS ($):

  From net investment income                                          (0.246)
--------------------------------------------------------------------------------
  Distributions from capital gains                                        --
--------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                        (0.246)
================================================================================
  Net asset value --
  End of period ($)                                                    9.560
--------------------------------------------------------------------------------
  Total return (%) (c)(d)(e)                                           (6.24)
================================================================================
  RATIOS TO AVERAGE NET ASSETS (%):

  Expenses (f)                                                          1.25
--------------------------------------------------------------------------------
  Net investment income (f)                                             6.04
--------------------------------------------------------------------------------
  Fees and expenses waived or borne
  by the advisor (f)                                                    0.98
--------------------------------------------------------------------------------
  Portfolio turnover (%)                                                  82
--------------------------------------------------------------------------------
  Net assets at end of period (000) ($)                                  493



(a) Per share data was calculated using average shares outstanding during the period.


(b) Class Z shares were initially offered on January 29, 1999. Per share amounts reflect activity from that date.


(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(d) Had the advisor or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.


(e)  Not annualized


(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

NOTES


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                                                                              14

NOTES


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                                                                              15

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.



You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com


Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.



You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or, by writing the:



Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102



Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust III (formerly Colonial Trust III): 811-00881

- Crabbe Huson Real Estate Investment Fund

[LIBERTY FUNDS LOGO]

ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

     Liberty Funds Distributor, Inc.(c)2000
     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
     www.libertyfunds.com

CRABBE HUSON CONTRARIAN INCOME FUND                     PROSPECTUS MARCH 1, 2000


CLASS Z SHARES

Advised by Crabbe Huson Group, Inc.


The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from Liberty Funds Distributor, Inc., the Funds distributor, or through a third party broker-dealer; (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates. Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


-------------------------------------------------------------------------------
TABLE OF CONTENTS



THE FUND                                                                     2
------------------------------------------------------------------------------
Investment Goal.........................................................     2

Primary Investment Strategies...........................................     2

Primary Investment Risks................................................     2

Performance History.....................................................     4

Your Expenses...........................................................     5

YOUR ACCOUNT                                                                 6
------------------------------------------------------------------------------

How to Buy Shares.......................................................     6

Sales Charges...........................................................

How to Exchange Shares..................................................     7

How to Sell Shares......................................................     7

Other Information About Your Account....................................     9

MANAGING THE FUND                                                           12
------------------------------------------------------------------------------

Investment Advisor......................................................    12

Portfolio Managers......................................................    12


FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------




NOT FDIC        MAY LOSE VALUE
INSURED         NO BANK GUARANTEE

THE FUND


UNDERSTANDING CONTRARIAN INVESTING


The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value, contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.


INVESTMENT GOAL
-------------------------------------------------------------------------------

The Fund seeks the highest level of current income that is consistent with preservation of capital.


PRIMARY INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

Under normal market conditions, the Fund invests at least 65% of its total assets in a combination of (i) U.S. government debt securities (such as U.S. Treasury bonds and mortgage-backed securities), (ii) "investment grade" corporate bonds ranked in the four highest grades by Moody's Investor Service or Standard and Poor's Corporation, and (iii) cash and cash equivalents.


In managing the Fund, the Fund's investment advisor follows a basic value, contrarian approach in selecting securities for its portfolio. The advisor is not subject to any limitations on the average maturity of the Fund's holdings. The advisor may adjust the maturity from time to time in response to changes in interest rates.



At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in the prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information (SAI), which you may obtain free of charge(see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.



PRIMARY INVESTMENT RISKS
-------------------------------------------------------------------------------


The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.



Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

THE FUND



Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its ability to make timely payments of interest or principal. This could result in a decrease in the price of the security.



Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and may result in greater volatility.

THE FUND

THE FUND


UNDERSTANDING PERFORMANCE
-------------------------------------------------------------------------------


CALENDAR YEAR TOTAL RETURN shows the Fund's Class Z share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.



AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses.



The Fund's return is compared to the Lehman Brothers Government/Corporate Bond Index (Lehman Brothers Index), an unmanaged index that tracks the performance of a selection of U.S. government and investment grade U.S. corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Corporate A-Rated Debt Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.




PERFORMANCE HISTORY

-------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.



CALENDAR-YEAR TOTAL RETURNS (1) (CLASS Z)


                                  [BAR CHART]

1990                                                                     5.87%
1991                                                                    16.21%
1992                                                                     6.27%
1993
1994                                                                    -3.60%
1995                                                                    16.98%
1996                                                                     1.99%
1997                                                                    11.58%
1998                                                                     9.75%
1999                                                                    -0.68%





For period shown in bar chart:



Best quarter:  4th  quarter 1991, +6.09%



Worst quarter:  1st  quarter 1996, -2.73%




AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999




                                             INCEPTION
                                               DATE          1 YEAR        5 YEARS       10 YEARS
             Class Z (%)                      9/15/99         -0.72        7.72(2)        6.86(2)
-------------------------------------------------------------------------------------------------
             Lehman Brothers Index (%)          N/A           -2.15          7.61          7.65
-------------------------------------------------------------------------------------------------
             Lipper Average (%)                 N/A           -2.59          6.89          7.29




(1) Because the Class Z shares have not completed a full calendar year, the bar chart shown is for Class A shares, the oldest existing fund class.



(2) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. The Class A share returns are not restated to reflect any differences in expenses between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be higher, since Class Z shares are not subject to sales charges or service fees. Class A shares were initially offered on January 31, 1989. Class Z shares were initially offered on September 15, 1999.

THE FUND


UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.



ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, brokerage costs, and administrative costs including pricing and custody services.


EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

-        $10,000 initial investment

-        5% total return for each year

-        Fund operating expenses remain the same


-        Assumes reinvestment of all dividends and distributions.



YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



SHAREHOLDER FEES (4) (PAID DIRECTLY FROM YOUR INVESTMENT)






                                                                 CLASS Z
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                            None
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
offering price)                                                    None
-------------------------------------------------------------------------------
Redemption fee(5) (%) (as a percentage of amount
redeemed, if applicable)                                           (4)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                                 CLASS Z
Management and administration fees(6) (%)                          0.80
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                          0.00
--------------------------------------------------------------------------------
Other expenses(6)(%)                                               2.22
--------------------------------------------------------------------------------
Total annual fund operating expenses(6) (%)                        3.02
--------------------------------------------------------------------------------




EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


 CLASS                             1 YEAR     3 YEARS     5 YEARS     10 YEARS
 Class Z                            $305        $933       $1,587      $3,337
--------------------------------------------------------------------------------



(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.




(4)      There is a $7.50 charge for wiring sale proceeds to your bank.




(5) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees for Class Z shares and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) will not exceed 1.51%. As a result, the actual management and administrative fees for Class Z shares would be 0.00%, other expenses for Class Z shares would be 0.55% and total annual fund operating expenses for Class Z shares would be 1.51% This arrangement may be terminated by the advisor or administrator at any time.

YOUR ACCOUNT

WHO IS ELIGIBLE TO BUY CLASS Z SHARES?

The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from the distributor or through a third party broker-dealer; (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.(6)


HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:



METHOD                   INSTRUCTIONS
Through your             Your financial advisor can help you establish your
financial advisor        account and buy Fund shares on your behalf.
--------------------------------------------------------------------------------
By check                 For new accounts, send a completed application and
 (new account)           check made payable to the Fund to the transfer agent,
                         Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                         02105-1722.
--------------------------------------------------------------------------------
By check                 For existing accounts, fill out and return the
(existing account)       additional investment stub included in your quarterly
                         statement, or send a letter of instruction including
                         your Fund name and account number with a check made
                         payable to the Fund to Liberty Funds Services, Inc.,
                         P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By exchange              You or your financial advisor may acquire shares by
                         exchanging shares you own in one fund for shares of the
                         same class or Class A of the Fund at no additional
                         cost. There may be an additional charge if exchanging
                         from a money market fund. To exchange by telephone,
                         call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire                  You may purchase shares by wiring money from your bank
                         account to your fund account. To wire funds to your
                         fund account, call 1-800-422-3737 to obtain a control
                         number and the wiring instructions.
--------------------------------------------------------------------------------
By electronic            You may purchase shares by electronically transferring
transfer                 money funds from your bank account to your fund account
                         by calling 1-800-422-3737. Electronic funds transfers
                         may take up to two business days to settle and be
                         considered in "good form". You must set up this feature
                         prior to your telephone request. Be sure to complete
                         the appropriate section of the application.
--------------------------------------------------------------------------------
Automatic                You can make monthly or quarterly investments
investment plan          automatically from your bank account to your fund
                         account. You can select a pre-authorized amount to be
                         sent via electronic funds transfer. Be sure to complete
                         the appropriate section of the application for this
                         feature.
--------------------------------------------------------------------------------
By dividend              You may automatically invest dividends distributed by
diversification          one fund into the same class of shares of the Fund at
                         no additional sales charge. To invest your dividends in
                         another fund, call 1-800-345-6611.





(6) The Fund reserves the right to change the criteria for eligible investors. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

YOUR ACCOUNT


CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.


The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.




SALES CHARGES

--------------------------------------------------------------------------------

Your purchases of Class Z shares generally are not net asset value, which is the value of a Fund share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.



HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------


You may exchange your shares for shares of the same share class of another fund or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

YOUR ACCOUNT



  OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


 METHOD               INSTRUCTIONS
 Through your         You may call your financial advisor to place your sell
 financial advisor    order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to
                      the close of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into Class Z shares or Class A
                      shares of another fund at no additional cost. To exchange
                      by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                      Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                      period. You do not need to set up this feature in advance
                      of your call. Certain restrictions apply to retirement
                      accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction or stock power form to the address below. In your letter of instruction,
                      note your Fund's name, share class, account number, and
                      the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must
                      be guaranteed by either a bank, a member firm of a
                      national stock exchange or another eligible guarantor
                      institution. Additional documentation is required for
                      sales by corporations, agents, fiduciaries, surviving
                      joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                      must set up this feature prior to your request. Be sure to complete the appropriate section of the account
                      application for this feature.

YOUR ACCOUNT



OTHER INFORMATION ABOUT YOUR ACCOUNT


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the NAV next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



The Fund determines its NAV for its Class Z shares by dividing its total net assets attributable to Class Z shares by the number of Class Z shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.





You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

YOUR ACCOUNT



UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS


Dividend              Represents interest and dividends earned from securities
                      held by the Fund.
--------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.



DISTRIBUTION OPTIONS The Fund distributes dividends monthly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.(7) To change your distribution option call 1-800-345-6611.



DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------

Receive dividends in cash (see options below) and reinvest capital gains(8)
--------------------------------------------------------------------------------



Receive all distributions in cash (with one of the following options) (8):


-     send the check to your address of record

-     send the check to a third party address

-     transfer the money to your bank via electronic funds transfer



(7) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



(8) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

YOUR ACCOUNT


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.



In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND



INVESTMENT ADVISOR


Crabbe Huson Group, Inc. (Crabbe Huson), located at 121 S. W. Morrison, Suite 1400, Portland, OR 97204, is the Fund's investment advisor. In its duties as investment advisor, Crabbe Huson runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Crabbe Huson has been an investment advisor since 1980. As of January 31, 2000, Crabbe Huson managed over $1.7 billion in assets.



For the 1999 fiscal year, aggregate advisory fees paid to Crabbe Huson by the Fund amounted to 0.00% of average daily net assets of the Fund.



PORTFOLIO MANAGERS


Management of the Fund is handled on a day-to-day basis by a team consisting of Garth R. Nisbet CFA and Paul C. Rocheleau. Mr. Nisbet, the Chief Investment Officer joined Crabbe Huson in April, 1995. Between February, 1993 and March, 1995, Mr. Nisbet was employed at Capital Consultants, Inc. as a portfolio manager of its fixed income portfolio. Mr.Rocheleau joined Crabbe Huson in December, 1992 and also manages other Crabbe Huson fixed-income mutual funds.

FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the period January 27, 1999 (inception date) to October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended October 31, 1999 has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for all periods prior to October 31, 1998, has been derived from the Fund's financial statements which have been audited by KPMG LLP, the Fund's previous independent auditors, whose report expressed an unqualified opinion on the financial highlights. You can request a free annual report by calling 1-800-426-3750.




THE FUND



                                                            Period ended
                                                          October 31, 1999

                                                            CLASS Z(b)
  Net asset value--
  Beginning of period ($)                                     10.170
--------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS ($):

  Net investment income (a)                                    0.007
--------------------------------------------------------------------------------
  Net realized and unrealized gain                            (0.046)
--------------------------------------------------------------------------------
  Total from Investment Operations                             0.053
--------------------------------------------------------------------------------

  LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS ($):
  From net investment income                                  (0.113)
--------------------------------------------------------------------------------

  In excess of net investment income                            ---
--------------------------------------------------------------------------------

  From net realized gains                                       ---
--------------------------------------------------------------------------------

  From capital paid in                                          ---
--------------------------------------------------------------------------------
  Total Distributions Declared to
  Shareholders                                                (0.113)
--------------------------------------------------------------------------------
  Net asset value --
  End of period ($)                                           10.110
--------------------------------------------------------------------------------
  Total return (%) (c)(d)(e)                                   0.53
--------------------------------------------------------------------------------

  RATIOS TO NET ASSETS (%):
  Expenses (f)(g)                                              0.55
--------------------------------------------------------------------------------
  Net investment income (f)(g)                                 5.46
--------------------------------------------------------------------------------
  Fees and expenses waived or borne
  by the advisor/administrator (f)(g)                          5.84
--------------------------------------------------------------------------------
  Portfolio turnover (%)                                        196
--------------------------------------------------------------------------------
  Net assets at end of period (/000) ($)                      4,246



(a) Per share data was calculated using average shares outstanding during the period.



(b)   Class Z shares were initially offered on September 15, 1999.



(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(d) Had the advisor not waived or reimbursed a portion of expenses, total return would have been reduced.



(e)   Not annualized.



(f) The benefits derived from custody credits and directed brokerage arrangement had no impact.



(g)   Annualized.

NOTES

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                                                                              15

NOTES


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                                                                              16

FOR MORE INFORMATION

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.



You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com


Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.



You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:



Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102



Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.



INVESTMENT COMPANY ACT FILE NUMBER:


Liberty Funds Trust III: 811-00881


- Crabbe Huson Contrarian Income Fund

[LIBERTY FUNDS LOGO]

ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

     Liberty Funds Distributor, Inc.(c)2000
     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
     www.libertyfunds.com

746-01/576A-0200

CRABBE HUSON FUNDS PROSPECTUS, MARCH 1, 2000



- CRABBE HUSON SMALL CAP FUND



- CRABBE HUSON EQUITY FUND



- CRABBE HUSON MANAGED INCOME & EQUITY FUND



- CRABBE HUSON CONTRARIAN INCOME FUND




CLASS I SHARES



Advised by Crabbe Huson Group, Inc.

Class I shares may be purchased only by pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations and high net worth individuals, or through certain broker-dealers, financial institutions and other financial intermediaries which have entered into agreements with a Fund and which invest a minimum of $1 million. Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


THE FUNDS
--------------------------------------------------------------------------------

Each of these sections discusses the following topics: Investment Goals, Primary
Investment Strategies, Primary Investment Risks, Performance History and Your
Expenses.

Crabbe Huson Small Cap Fund...............................................

Crabbe Huson Equity Fund..................................................

Crabbe Huson Managed Income & Equity Fund.................................

Crabbe Huson Contrarian Income Fund.......................................

YOUR ACCOUNT
--------------------------------------------------------------------------------

How to Buy Shares.........................................................

How to Exchange Shares....................................................

How to Sell Shares........................................................

Other Information About Your Account......................................

MANAGING THE FUNDS
--------------------------------------------------------------------------------

Investment Advisor........................................................

Portfolio Managers........................................................

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Crabbe Huson Small Cap Fund...............................................

Crabbe Huson Equity Fund..................................................

Crabbe Huson Managed Income & Equity Fund.................................

Crabbe Huson Contrarian Income Fund.......................................



---------------------------
NOT FDIC    MAY LOSE VALUE
INSURED   -----------------
          NO BANK GUARANTEE
---------------------------

THE FUNDS  CRABBE HUSON SMALL CAP FUND

UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks to provide long-term capital appreciation.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


Under normal market conditions, the Fund invests at least 65% of its assets in smaller companies. Smaller companies are companies with a market capitalization of under $1 billion. In selecting investments for the Fund, the Fund's investment advisor invests in a diversified portfolio consisting primarily of stocks and follows a basic value, contrarian approach in selecting such stocks for its portfolio.



At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's goal or investment strategies.



PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------


The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.



Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

THE FUNDS  CRABBE HUSON SMALL CAP FUND



Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of small companies may trade less frequently, may trade in smaller volume and may fluctuate more sharply than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

THE FUNDS  CRABBE HUSON SMALL CAP FUND


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURN shows the Fund's Class I share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.



AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, and the life of the Fund periods. It includes the effects of Fund expenses.



The Fund's return is compared to the Russell 2000 Index, an unmanaged index that tracks the performance of small-capitalization stocks traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. Unlike the Fund, the index does not incur fees or expenses and is not professionally managed.. It is not possible to invest in the index. The Fund's return is also compared to the average return of the funds included in the Lipper Small Cap Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class I shares. The performance table following the bar chart shows how the Fund's average annual returns for Class I shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.




CALENDAR-YEAR TOTAL RETURNS (CLASS I)


[BAR CHART]

1989 -   0.00%
1990 -   0.00%
1991 -   0.00%
1992 -   0.00%
1993 -   0.00%
1994 -   0.00%
1995 -   0.00%
1996 -   0.00%
1997 -  26.67%
1998 - -31.82%
1999 -  10.59%


Best quarter:  2nd quarter 1999, +21.94%
Worst quarter:  3rd quarter 1998_, -32.05%




AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999



                                       INCEPTION                     LIFE OF THE
                                         DATE           1 YEAR           FUND
                                       ---------        ------       -----------
Class I (%)                             2/20/96          10.59           3.42
--------------------------------------------------------------------------------
Russell 2000 Index (%)                    N/A            21.26          13.66(1)
--------------------------------------------------------------------------------
Lipper Average (%)                        N/A            33.49          17.12(1)



(1) Performance information is from February 29, 1996.

THE FUNDS  CRABBE HUSON SMALL CAP FUND

THE FUNDS  CRABBE HUSON SMALL CAP FUND


UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to the Fund's distributor.



ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, brokerage costs, and administrative costs including pricing and custody services.


EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same


- Assumes reinvestment of all dividends and distributions



YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                                         CLASS I
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                    0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price of
redemption price)                                                          0.00
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed,
if applicable)                                                                 (3)



ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                                         CLASS I
Management and administration fees(4) (%)                                  1.05
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                  0.00
--------------------------------------------------------------------------------
Other expenses (%)                                                         0.37
--------------------------------------------------------------------------------
Total annual fund operating expenses(4) (%)                                1.42



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class I                              $145        $449        $776       $1,702



(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.


(3)  There is a $7.50 charge for wiring sale proceeds to your bank.


(4) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees so that the (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.00%. As a result, the actual management and administration fees for Class I shares would be 0.63%, other expenses for Class I shares would be 0.37% and total annual fund operating expenses for Class I shares would be 1.00%. This arrangement may be terminated by the advisor or administrator at any time.

THE FUNDS  CRABBE HUSON EQUITY FUND


UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.


INVESTMENT GOAL
--------------------------------------------------------------------------------

The Fund seeks long-term capital appreciation.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In selecting investments for the Fund, the advisor purchases primarily U.S. stocks of companies with medium (from $1 billion to $3 billion) and large (in excess of $3 billion) market capitalizations. In managing the Fund, the Fund's investment advisor follows a basic value, contrarian approach in selecting stocks for its portfolio.



At times the Fund's investment advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's goal or investment strategies.



PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------


The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic, or political conditions.



Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

THE FUNDS  CRABBE HUSON EQUITY FUND

UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURN shows the Fund's Class I share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.



AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-, five- and ten-year periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.



The Fund's return is compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Growth Funds category (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class I shares. The performance table following the bar chart shows how the Fund's Class I average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and ten year periods. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.




CALENDAR-YEAR TOTAL RETURNS (CLASS I)


[BAR CHART]

1989 -  0.00%
1990 - -1.54%
1991 - 35.07%
1992 - 16.40%
1993 - 25.97%
1994 -  1.60%
1995 - 23.80%
1996 - 11.83%
1997 - 26.27%
1998 - -8.49%
1999 - 10.95%


For period shown in bar chart:
Best quarter:  1st quarter 1991, +18.98%
Worst quarter:  3rd quarter 1998, -19.93%




AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999



                        INCEPTION DATE      1 YEAR       5 YEARS      10 YEARS
Class I (%)                10/3/96           10.95        12.16(5)      13.40(5)
--------------------------------------------------------------------------------
S&P 500 Index (%)            N/A             21.03        28.54         18.19
--------------------------------------------------------------------------------
Lipper Average (%)           N/A             29.32        25.05         16.53



(5) Class I is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. These Class A share returns are not restated to reflect any differences in expenses between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be higher, since Class I shares are not subject to sales charges or service fees. Class A shares were initially offered on January 31, 1989, and Class I shares were initially offered on October 3, 1996.

THE FUNDS  CRABBE HUSON EQUITY FUND

THE FUNDS  CRABBE HUSON EQUITY FUND


UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to the Fund's distributor.



ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, brokerage costs, and administrative costs including pricing and custody services.


EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same


- Assumes reinvestment of all dividends and distribution



YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The table below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



SHAREHOLDER FEES(6) (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                                      CLASS I
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 0.00
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)                           0.00
-------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                                                 (7)



ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                                         CLASS I
Management and administration fee(8) (%)                                   0.99
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                  0.00
--------------------------------------------------------------------------------
Other expenses (%)                                                         0.24
--------------------------------------------------------------------------------
Total annual fund operating expenses(8) (%)                                1.23



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class I                               $125        $390        $676       $1,489


(6) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(7)  There is a $7.50 charge for wiring sale proceeds to your bank.

(8) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees so that the (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.00%. As a result, the actual management and administration fees for Class I shares would be 0.77%, other expenses for Class I shares would be 0.23% and total annual fund operating expenses for Class I shares would be 1.00%. This arrangement may be terminated by the advisor or administrator at any time.

THE FUNDS   CRABBE HUSON MANAGED INCOME & EQUITY FUND


UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.


INVESTMENT GOALS
--------------------------------------------------------------------------------

The Fund seeks preservation of capital appreciation and income.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


The Fund invests in a combination of stocks, bonds and cash. The Fund's investment advisor will constantly adjust the Fund's allocation of stocks, bonds and cash to adapt to changing market and economic conditions. Under normal market conditions, the Fund expects to invest its assets as follows: 25% to 60% in stocks; 30% to 55% in bonds; and 5% to 30% in cash or cash equivalents. In managing the Fund, the advisor follows a basic value, contrarian approach in selecting stocks for its portfolio.


The Fund's stock investments will consist primarily of U.S. stocks of companies with medium (from $1 billion to $3 billion) to large (in excess of $3 billion) market capitalizations. The Fund's bond investments will consist primarily of U.S. government securities and investment grade bonds. The U.S. government securities may consist of U.S. Treasuries and mortgage-backed securities issued or guaranteed by the U.S. government, its agents or instrumentalities. The advisor may purchase bonds of any maturity.


At times the Fund's investment advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.



In seeking to achieve its goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's goals or investment strategies.



PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------


The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.



Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to

THE FUNDS   CRABBE HUSON EQUITY FUND



be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.






Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.



Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cashflows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.



Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact the issuer's ability to make timely payments of interest or principal. This could result in a decrease in the price of the security.

THE FUNDS   CRABBE HUSON MANAGED INCOME & EQUITY FUND


UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURN shows the Fund's Class I share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.



AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses.



The Fund's return is compared to the Lehman Brothers Government/Corporate Bond Index (Lehman Brothers Index), an unmanaged index that tracks the performance of a selection of U.S. government and investment grade U.S. corporate bonds and the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held large-capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Flexible Portfolio Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class I shares. The performance table following the bar chart shows how the Fund's annual returns for Class I shares compare with those of a broad measure of market performance for 1 year, 5 years(1) and 10 years(1). The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.




CALENDAR-YEAR TOTAL RETURNS (CLASS I)


[BAR CHART]

1989 -  0.00%
1990 - -0.76%
1991 - 21.22%
1992 - 12.20%
1993 - 18.20%
1994 - -0.84%
1995 - 20.21%
1996 -  6.90%
1997 - 19.68%
1998 -  0.12%
1999 -  6.65%


For period shown in bar chart:
Best quarter: 2nd quarter 1997, +11.85%
Worst quarter: 3rd quarter 1998, -10.21%




AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999



                                INCEPTION
                                  DATE        1 YEAR     5 YEARS      TEN YEARS
Class I (%)                     10/28/96        6.65      10.43(1)      10.02(1)
--------------------------------------------------------------------------------
Lehman Brothers  Index (%)         N/A         -2.15       7.61          7.65
--------------------------------------------------------------------------------
S&P 500 Index (%)                  N/A         21.03      28.54         18.19
--------------------------------------------------------------------------------
Lipper                             N/A         12.53      16.84         12.27



(9) Class I is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. These Class A share returns are not restated to reflect any differences in expenses between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be higher, since Class I shares are not subject to sales charges or service fees. Class A shares were initially offered on January 31, 1989, and Class I shares were initially offered on October 28, 1996.

THE FUNDS   CRABBE HUSON MANAGED INCOME & EQUITY FUND



-------------------------------------------------------------------------------
Average (%)

THE FUNDS   CRABBE HUSON MANAGED INCOME & EQUITY FUND


UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to the Fund's distributor.



ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, brokerage costs, and administrative costs including pricing and custody services.


EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same


- Assumes reinvestment of all dividends and distributions





YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The table below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



SHAREHOLDER FEES(10) (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                                      CLASS I
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)                           0.00
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                                                    (11)



ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                                         CLASS I
Management and administration fees(12) (%)                                 1.05
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                  0.00
--------------------------------------------------------------------------------
Other expenses (%) (12)                                                    0.24
--------------------------------------------------------------------------------
Total annual fund operating expenses(12) (%)                               1.29



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class I                               $131        $409        $708       $1,556
--------------------------------------------------------------------------------


(10) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(11) There is a $7.50 charge for wiring sale proceeds to your bank.



(12) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.00%. As a result, the actual management and administration fees for Class I shares would be 0.74%, other expenses for Class I shares would be 0.26% and total annual fund operating expenses for Class I shares would be 1.00%. This arrangement may be terminated by the advisor or administrator at any time.

THE FUNDS    CRABBE HUSON CONTRARIAN INCOME FUND

UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks the highest level of current income that is consistent with preservation of capital.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 65% of its total assets in a combination of (i) U.S. government debt securities (such as U.S. Treasury bonds and mortgage-backed securities), (ii) "investment grade" corporate bonds ranked in the four highest grades by Moody's or Standard and Poor's, and (iii) cash and cash equivalents.


In managing the Fund, the Fund's investment advisor follows a basic value, contrarian approach in selecting securities for the Fund's portfolio. The advisor is not subject to any limitations on the average maturity of the Fund's holdings. The advisor may adjust the maturity from time to time in response to changes in interest rates.



At times the Fund's investment advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's goals or investment strategies.



PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. It is possible to lose money by investing in the Fund.



Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.



Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

THE CRABBE HUSON CONTRARIAN INCOME FUND


Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.






Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its ability to make timely payments of interest or principal. This could result in a decrease in the price of the security.

THE CRABBE HUSON CONTRARIAN INCOME FUND

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURN shows the Fund's Class I share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.


AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses.



The Fund's return is compared to the Lehman Government/Corporate Bond Index (Lehman Brothers Index), an unmanaged index that tracks the performance of a selection of U.S. government and investment grade U.S. Corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Corporate Debt A-Rated Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar-year returns for its Class I shares. The performance table following the bar chart shows how the Fund's average annual returns for Class I shares compare with those of a broad measure of market performance for 1 year, 5 years and ten year periods. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include the effect of expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.



CALENDAR-YEAR TOTAL RETURNS (CLASS I)

[BAR GRAPH]

1990 -  5.87%
1991 - 16.21%
1992 -  6.25%
1993 -  6.27%
1994 - -3.60%
1995 - 16.98%
1996 -  1.99%
1997 - 11.58%
1998 -  9.97%
1999 - -0.20%

For period shown in bar chart:

Best quarter:  4th quarter 1991, +6.09%

Worst quarter:  1st quarter 1996, -2.73%


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999


                                      INCEPTION DATE     1 YEAR         5 YEARS        10 YEARS

            Class I (%)                  10/1/98          -0.20         7.88(13)       6.94(13)

            Lehman Brothers Index(%)       N/A            -2.15           7.61           7.65

            Lipper Average (%)             N/A            -2.59           6.89           7.29



(13) Class I is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. These Class A share returns are not restated to reflect any differences in expenses between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be higher, since Class I shares are not subject to sales charges or service fees. Class A shares were initially offered on January 31, 1989, and Class I shares were initially offered on October 1, 1998.

THE CRABBE HUSON CONTRARIAN INCOME FUND

UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to the Fund's distributor.



ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, brokerage costs, and administrative costs including pricing and custody services.


EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same


- Assumes reinvestment of all dividends and distributions



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The table below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(14) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                            CLASS I

Maximum sales charge (load) on purchases (%) (as a percentage of the
offering price)                                                              0.00

Maximum deferred sales charge (load) on redemptions (%) (as a
percentage of the lesser of purchase price or redemption price)              0.00

Redemption fee (%) (as a percentage of amount redeemed, if applicable)       (15)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM THE FUND)

                                                                            CLASS I
Management and administration fees(16) (%)                                    0.80

Distribution and service (12b-1) fees (%)                                     0.00

Other expenses(16) (%)                                                        2.05

Total annual fund operating expenses(16) (%)                                  2.85


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

 CLASS                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
 Class I                    $288        $883       $1,504      $3,176



(14) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(15) There is a $7.50 charge for wiring sale proceeds to your bank.



(16) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.38%. As a result, the actual management and administration fees for Class I shares would be 0.00%, other expenses for Class I shares would be 0.38% and total annual fund operating expenses for Class I shares would be 0.38%. This arrangement may be terminated by the advisor or administrator at any time.

YOUR ACCOUNT


HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.(17)



OUTLINED BELOW ARE VARIOUS WAYS YOU CAN PURCHASE SHARES:

METHOD               INSTRUCTIONS

Through your         Your financial advisor can help you establish your account and
financial advisor    buy Fund shares on your behalf.

By check             For new accounts, send a completed application and check made
(new account)        payable to the Fund to the transfer agent, Liberty Funds
                     Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

By check             For existing accounts, fill out and return the additional
(existing account)   investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty
                     Funds Services, Inc., P.O. Box 1722, Boston, MA
                     02105-1722.

By exchange          You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be and additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

By wire              You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account,
                     call 1-800-422-3737 to obtain a control number and the
                     wiring instructions.

By electronic        You may purchase shares by electronically transferring money
funds transfer       from your bank account to your fund account by calling
                     1-800-422-3737. Electronic funds transfers may take up to
                     two business days to settle and be considered in "good
                     form". You must set up this feature prior to your
                     telephone request. Be sure to complete the appropriate
                     section of the application.

Automatic            You can make monthly or quarterly investments automatically
investment plan      from your bank account to your fund account.  You can select a pre-authorized amount to be sent via electronic funds
                     transfer. Be sure to complete the appropriate section of
                     the application for this feature.

By dividend          You may automatically invest dividends distributed by one fund
diversification      into the same class of shares the Fund at no additional sales charge.  To invest your dividends in another fund, call
                     1-800-345-6611.



(17) Each Fund reserves the right to change the criteria for eligible investors Each Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD               INSTRUCTIONS

Through your         You may call your financial advisor to place your sell order.
financial advisor    To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                     of the NYSE, usually 4:00 p.m. Eastern time.

By exchange          You or your financial advisor may sell shares by
                     exchanging from a Fund into Class I shares or Class A
                     shares of another fund at no additional cost. To exchange
                     by telephone, call 1-800-422-3737.

By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                     calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                     1-800-345-6611.

By mail              You may send a signed letter of instruction or stock power form to the address below.  In your letter of instruction, note the
                     Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries,
                     surviving joint owners and individual retirement account
                     owners.  For details, call 1-800-345-6611.
                     Mail your letter of instruction to Liberty Funds Services,
                     Inc., P.O. Box 1722, Boston, MA 02105-1722.

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By electronic        You may sell shares and request that the proceeds be
funds transfer       electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                     complete the appropriate section of the account application for this feature.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW A FUND'S SHARE PRICE IS DETERMINED The price of a Fund's Class I shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the NAV next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



Each Fund determines its NAV for its Class I shares by dividing total net assets attributable to Class I shares by the number of Class I shares outstanding. In determining the NAV, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Funds may use other data to determine the fair value of the securities.






You can find the daily prices of some share classes for each Fund in most major daily newspapers under the caption "Liberty". You can find daily prices for all share classes by visiting the Funds' web site at www.libertyfunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class I shares.

UNDERSTANDING FUND DISTRIBUTIONS

Each Fund earns income from the securities it holds. Each Fund also may experience capital gains and losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Funds have the potential to make the following distributions:


TYPES OF DISTRIBUTIONS

Dividend Represents interest and dividends earned from securities held by the Funds;

Capital gains       Represents net long-term capital gains on sales of
                    securities held for more than 12 months and net short-term capital gains which are gains on sales of securities held
                    for a 12-month period or less.


DISTRIBUTION OPTIONS The Small Cap and Equity Funds distribute dividends and any capital gains (including short-term capital gains) at least annually. The Managed Income & Equity Fund distributes dividend distributions quarterly and any capital gains (including short-term capital gains) at least annually. The Contrarian Income Fund distributes dividend distributions monthly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options (listed in the table below) for these distributions when you open your account.(18) To change your distribution option call 1-800-345-6611.



DISTRIBUTION OPTIONS



Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains(19)
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):(19)


- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer (EFT)

TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distributions which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.




(18) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



(19) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUNDS


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Crabbe Huson Group, Inc. (Crabbe Huson), located at 121 S. W. Morrison, Suite 1400, Portland, OR 97204, is the Funds' investment advisor. In its duties as investment advisor, Crabbe Huson runs the Funds' day-to-day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Crabbe Huson has been an investment advisor since 1980. As of January 31, 2000, Crabbe Huson managed over $1.7 billion in assets.



For the 1999 fiscal year, aggregate advisory fees paid to Crabbe Huson by the Crabbe Huson Small Cap Fund, Crabbe Huson Equity Fund, Crabbe Huson Managed Income & Equity Fund and Crabbe Huson Contrarian Income Fund amounted to 0.61%, 0.77%, 0.68% and 0.00% of average daily net assets of each Fund, respectively.



PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Management of the SMALL CAP portfolio is handled on a day-to-day basis by a team consisting of James E. Crabbe, President, and John W. Johnson CFA. Mr. Crabbe is coordinator of the team. Mr. Crabbe has served in various management positions with Crabbe Huson since 1980 and has managed the predecessor to the Special Fund since January 1, 1990. Prior to joining Crabbe Huson, Mr. Johnson was a private investment banker from November, 1991 to May, 1995.



Management of the EQUITY and MANAGED INCOME & EQUITY portfolios is handled on a day-to-day basis by a team consisting of John E. Maack, Jr.CFA, Robert E. Anton and Garth R. Nisbet CFA and Paul Rocheleau. Mr. Maack is coordinator of the team. Mr. Maack was employed as a portfolio manager and securities analyst by Crabbe Huson from 1988 to July, 1999. He returned to employment with Crabbe Huson in December, 1999 as Director of Equities, Portfolio Manager and Analyst after being on sabbatical. Mr. Anton joined Crabbe Huson in June, 1995. Prior to joining Crabbe Huson Mr. Anton served for 17 years as Chief Investment Officer and as a portfolio manager at Financial Aims Corporation. Mr. Nisbet, Chief Investment Officer, joined Crabbe Huson in April 1995. Between February, 1993 and March, 1995, Mr. Nisbet was employed at Capital Consultants, Inc. as a portfolio manager of its fixed income portfolio. Mr. Rocheleau joined Crabbe Huson in December, 1992.


Management of the INCOME portfolio is handled on a day-to-day basis by a team consisting of Mr. Nisbet and Paul C. Rocheleau.

Other Investment Strategies and Risks

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Funds' financial performance. Information is shown for the Funds' last four fiscal years, which run from November 1 to October 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the year ended October 31, 1999, has been derived from the Funds'financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Funds' annual report. The information for all periods prior to October 31, 1998, has been derived from the Funds' financial statements which have been audited by KPMG LLP, the Funds' previous independent auditors, whose report expressed an unqualified opinion on the financial highlights.
You can request a free annual report by calling 1-800-426-3750.


CRABBE HUSON SMALL CAP FUND - CLASS I

                                                                                  Years ended October 31
                                                                 1999              1998              1997             1996(f)

                                                                Class I           Class I           Class I           Class I
                                                                -------           -------           -------           -------
Net asset value--
Beginning of period ($)                                          8.680            15.530            11.010            11.050

INCOME FROM INVESTMENT OPERATIONS ($)
Net investment income (loss) (a)                                (0.035)(a)         0.030             0.070              ---

Net realized and unrealized gain (loss)                         (0.394)           (5.580)            4.620            (0.040)

Total from Investment Operations                                (0.429)           (5.550)            4.690            (0.040)


LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($)
From net investment income                                        ---             (0.010)           (0.030)             ---

In excess of net investment income                                ---             (0.050)             ---               ---

From net realized gains                                         (0.039)           (1.240)           (0.140)             ---

In excess of net realized gains                                 (0.012)             ---

Total Distributions Declared to Shareholders                    (0.051)           (1.300)           (0.170)             ---

Net asset value -End of period ($)                               8.200             8.680            15.530            11.010

Total return (%) (c)(d)                                         (5.00)            (38.37)           43.11             (0.36)(g)

RATIOS TO AVERAGE
NET ASSETS (%):
Expenses                                                         1.00(e)           1.00(e)           1.00(h)(i)        1.00(h)(i)

Net investment income                                           (0.39)(e)         (0.28)(e)          0.60(h)(i)       (0.43)(h)(i)

Fees and expenses waived or borne by the
Advisor/Administrator                                            0.42(e)           0.21(e)           0.28(h)           2.55(h)

Portfolio turnover                                              12                30                65                39

Net assets at end of
period (in millions/000)($)                                     24,481            62,539            71,655            1,514



(a) Per share data was calculated using average shares outstanding during the period.



(b) Effective October 19, 1998, the Institutional shares were redesignated Class I shares.



(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.



(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.



(f)  The Fund commenced investment operations on October 10, 1996



(g)  Not annualized.



(h) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangement.



(i)  Annualized.

Financial Highlights

CRABBE HUSON EQUITY FUND - CLASS I

                                                                                  Years ended October 31
                                                                 1999             1998(c)            1997             1996(b)

                                                                Class I           Class I           Class I           Class I
                                                                -------           -------           -------           -------
Net asset value--
Beginning of period ($)                                         16.650            23.400            19.510            19.820

INCOME FROM INVESTMENT OPERATIONS ($)

Net investment income (loss) (a)                                 0.115(a)          0.170             0.210             0.000

Net realized and unrealized gain (loss)                          0.818            (2.030)            5.310            (0.310)

Total from Investment Operations                                 0.933            (1.860)            5.520            (0.310)


LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($)
From net investment income                                      (0.182)           (0.150)           (0.090)            0.000

In excess of net investment income

From net realized gains                                         (0.581)           (4.740)           (1.540)            0.000

Total Distributions Declared to Shareholders                    (0.763)           (4.890)           (1.630)            0.000

Net asset value -End of period ($)                              16.820            16.650            23.400            19.510

Total return (%) (d)(e)                                          5.75             (9.72)            30.35             (1.56)

RATIOS TO AVERAGE
NET ASSETS (%):
Expenses                                                         0.93(g)           1.01(h)           1.00(h)           1.00(h)(i)

Net investment income                                            0.67(g)           0.76(h)           0.71(h)           0.15(h)(i)

Fees and expenses waived or borne by the
Advisor/Administrator                                            0.28(g)            0.12              0.23             0.58(i)

Portfolio turnover                                             134                  1               129              117

Net assets at end of
period (in millions/000)($)                                    14,190            27,672             24,084           4,415



(a) Per share data was calculated using average shares outstanding during the period.



(b) Class I shares were initially offered on October 3, 1996. Per share amounts reflect activity from that date.



(c) Effective October 19, 1998, the Institutional shares were redesignated Class I shares.



(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.



(f)  Not annualized.



(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.



(h) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.



(i)  Annualized.

Financial Highlights

CRABBE HUSON MANAGED INCOME & EQUITY FUND - CLASS I

                                                                                  Years ended October 31
                                                                 1999             1998(c)            1997             1996(b)

                                                                Class I           Class I           Class I           Class I
Net asset value--
Beginning of period ($)                                         12.810            14.940            13.390            13.380


INCOME FROM INVESTMENT OPERATIONS ($)
Net investment income (loss)                                     0.334(a)          0.320             0.420             0.010

Net realized and unrealized gain (loss)                          0.269            (0.370)            2.240             0.080

Total from Investment Operations                                 0.603            (0.050)            2.660             0.090


LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($)
From net investment income                                      (0.367)           (0.270)           (0.370)           (0.080)




In excess of net realized gains

From capital paid in

Total Distributions Declared to Shareholders                    (0.643)           (2.080)           (1.110)           (0.080)

Net asset value -End of period ($)                              12.770            12.810            14.940            13.390

Total return (%) (d)(e)                                          4.75             (0.44)             21.18             0.59(f)

RATIOS TO AVERAGE
NET ASSETS (%):
Expenses                                                         0.96(g)           1.01(h)           1.00(h)           1.00(h)(i)


Net investment income                                            2.54(g)           2.58(h)           2.70(h)           2.87(h)(i)

Fees and expenses waived or borne by the
Advisor/Administrator                                            0.33(g)           0.24              0.42              1.00

Portfolio turnover (%)                                          99                115              119               252

Net assets at end of
period (in millions/000)($)                                     21,188            33,723            28,598             2,526



(a) Per share data was calculated using average shares outstanding during the period.



(b) Class I shares were initially offered on October 28, 1996. Per share amounts reflect activity from that date.



(c) Effective October 19, 1998, the Institutional shares were redesignated Class I shares.



(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(e) Had the Advisor or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.



(f)  Not annualized.



(g) The benefits derived form custody credits and directed brokerage arrangements had no impact.



(h) Includes expenses paid indirectly through directed brokerage and certain expenses offset arrangements.



(i)  Annualized.

FINANCIAL HIGHLIGHTS



 CRABBE HUSON CONTRARIAN INCOME FUND - CLASS I


                                               Years ended October 31
                                                                     1999                 1998(b)
                                                                   Class I               Class I
                                                                   -------               -------
Net asset value--
Beginning of period ($)                                             10.900                 10.990
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS ($)
Net investment income (loss)                                         0.607(a)               0.020
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                             (0.512)                (0.070)
-----------------------------------------------------------------------------------------------------
Total from Investment Operations                                    (0.095)                (0.050)
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($)
From net investment income                                          (0.700)                (0.040)
-----------------------------------------------------------------------------------------------------
In excess of net realized gains
-----------------------------------------------------------------------------------------------------
From capital paid in
-----------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                        (0.895)                (0.040)
-----------------------------------------------------------------------------------------------------
Net asset value -End of period ($)                                  10.100                 10.900
-----------------------------------------------------------------------------------------------------
Total return (%) (c)(d)                                               0.90                  (0.45)(e)
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE
NET ASSETS (%):
Expenses(f)                                                           0.38                   0.38(g)
-----------------------------------------------------------------------------------------------------
Net investment income(f)                                              5.99                   5.88(g)
-----------------------------------------------------------------------------------------------------
Fees and expenses waived or borne by the
Advisor/Administrator(f)                                              2.36                   4.62(g)
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                 196                    158
-----------------------------------------------------------------------------------------------------
Net assets at end of
period (in millions/000)($)                                            101                    100
-----------------------------------------------------------------------------------------------------



(a) Per share data was calculated using average shares outstanding during the period.



(b) Class I shares were initially offered on October 19, 1998. Per share amounts reflect activity from that date.



(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(d) Had the Advisor or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.



(e)  Not annualized.



(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.



(g)  Annualized.

NOTES



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                                                                              32

NOTES



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                                                                              33

FOR MORE INFORMATION

You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.



You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' Distributor at:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com


Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about the Funds by visiting the following location and you can obtain copies upon payment of a duplicating fee, by writing or calling the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102
Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.



INVESTMENT COMPANY ACT FILE NUMBER:


Liberty Funds Trust III (formerly Colonial Trust III): 811-00881


- Crabbe Huson Small Cap Fund

- Crabbe Huson Equity Fund

- Crabbe Huson Managed Income & Equity Fund

- Crabbe Huson Contrarian Income Fund

[LIBERTY FUNDS LOGO]

ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

     Liberty Funds Distributor, Inc.(c)2000
     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
     www.libertyfunds.com

--------------------------------------------------------------------------------

                           COLONIAL SELECT VALUE FUND
                       A SERIES OF LIBERTY FUNDS TRUST III
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2000



This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Colonial Select Value Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated March 1, 2000. This SAI should be read together with a Prospectus and the Fund's most recent Annual Report dated October 31, 1999. Investors may obtain a free copy of a Prospectus and the Annual from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Accountants appearing in the October 31, 1999 Annual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectuses.


TABLE OF CONTENTS


        PART 1                                                      PAGE

        Definitions
        Organization and History
        Investment Objective and Policies
        Fundamental Investment Policies
        Other Investment Policies
        Fund Charges and Expenses
        Investment Performance
        Custodian
        Independent Accountants

        PART 2

        Miscellaneous Investment Practices
        Taxes
        Management of the Funds
        Determination of Net Asset Value
        How to Buy Shares
        Special Purchase Programs/Investor Services
        Programs for Reducing or Eliminating Sales Charges
        How to Sell Shares
        Distributions
        How to Exchange Shares
        Suspension of Redemptions
        Shareholder Liability
        Shareholder Meetings
        Performance Measures
        Appendix I
        Appendix II

                                     PART 1
                           COLONIAL SELECT VALUE FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2000

DEFINITIONS
        "Trust"          Liberty Funds Trust III
        "Fund"           Colonial Select Value Fund
        "Advisor"        Colonial Management Associates, Inc., the Fund's
                         investment advisor
        "LFD"            Liberty Funds Distributor, Inc.,  the Fund's
                         distributor
        "LFS"            Liberty Funds Services, Inc., the Fund's shareholder
                         services and transfer agent


ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1986. The Fund, a diversified series of the Trust, represents the entire interest in a separate series of the Trust. The Fund commenced investment operations as a Delaware corporation on July 21, 1949; a Massachusetts corporation on June 15, 1959; and then as a Massachusetts business trust on May 30, 1986.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.


Effective February 28, 1997, the Fund changed its name from "Colonial Growth Shares Fund" to its current name. Effective April 1, 1999, the Trust changed its name from "Colonial Trust III" to its current name.


INVESTMENT OBJECTIVE AND POLICIES

The Fund's Prospectuses describe its investment objective and policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques utilized by the Fund:


         Short-Term Trading
         Lower Rated Debt Securities
         Foreign Securities
         Foreign Currency Options
         Foreign Currency Transactions
         Securities Loans
         Repurchase Agreements
         Small Companies

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.


The Fund may:
1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;
2. Only own real estate acquired as the result of owning securities; and not more than 5% of total assets;
3.      Purchase and sell futures
        contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;
4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the Act;
5. Underwrite securities issued by others only when disposing of portfolio securities;

                                      b

6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and
7. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase the Fund would own more than 10% of the outstanding voting shares of such issuer.


OTHER INVESTMENT POLICIES
As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:
1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;
2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and
3.      Invest more than 15% of its net assets in illiquid assets.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest substantially all of its investable assets in another investment company that has substantially the same investment objective, policies and restrictions as the Fund.

FUND CHARGES AND EXPENSES
Under the Fund's Management Agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.70%.


Under the Funds pricing and bookkeeping agreement, the Fund pays the Advisor a monthly fee of $2,250 plus the following percentages of the Fund's average daily net assets over $50 million:

               0.035% on the next $950 million
               0.025% on the next $1 billion
               0.015% on the next $1 billion
               0.001% on the excess over $3 billion

Under the Fund's transfer agency and shareholder servicing agreement, the Fund pays LFS a monthly fee at the annual rate of 0.236% of average daily net assets, plus certain out-of-pocket expenses.


RECENT FEES PAID TO THE ADVISOR, LFD AND LFS (dollars in thousands)


                                                         Years Ended October 31
                                                         ----------------------
                                                 1999             1998              1997
                                                 ----             ----              ----
Management fee                                  $5,245            $4,410          $1,899(a)
Bookkeeping fee                                    272               230             171
Shareholder service and transfer agent fee       2,200             1,816           1,404
12b-1 fees:
      Service fee (Classes A, B and C)(b)        1,825             1,544           1,108
      Distribution fee (Class B)                 2,433             1,837           1,229
      Distribution fee (Class C)(b)                141                41               1


(a) On September 30, 1997, the Fund's shareholders approved a management fee increase from 0.60%, subject to an upward or downward performance adjustment, to 0.70%, without a performance adjustment.
(b) Class C shares were initially offered on August 1, 1997.

BROKERAGE COMMISSIONS (dollars in thousands)

                                                         Years Ended October 31
                                                         ----------------------
                                                 1999             1998              1997
                                                 ----             ----              ----

                                       c


Total commissions                                $938              $347             $456
Directed transactions(c)                            0                 0               --
Commissions on directed transactions                0                 0               --
Commissions paid to AlphaTrade Inc.               255                58               --


(c)  See  "Management of the Funds - Portfolio  transactions -
     Brokerage and Research  Services" in Part 2 of this SAI.

TRUSTEES AND TRUSTEES' FEES

For the fiscal year ended October 31, 1999 and the calendar year ended December 31, 1999, the Trustees received the following compensation for serving as Trustees (d):



                                      Aggregate             Total Compensation From The
                                     Compensation            Fund Complex Paid To The
                                From The Fund For The        Trustees For The Calendar
                                  Fiscal Year Ended                  Year Ended
Trustee                            October 31, 1999             December 31, 1999(e)
-------                         ---------------------       ---------------------------

Robert J. Birnbaum (f)                 $3,125                        $ 97,000
Tom Bleasdale                           3,590(g)                      103,000(h)
John V. Carberry(i)                       N/A                             N/A
Lora S. Collins                         3,093                          96,000
James E. Grinnell                       3,224                         100,000
Richard W. Lowry                        3,126                          97,000
Salvatore Macera                        3,376                          95,000
William E. Mayer                        3,133                         101,000
James L. Moody, Jr.                     2,906(j)                       91,000(k)
John J. Neuhauser                       3,260                         101,252
Thomas Stitzel                          3,376                          95,000
Robert L. Sullivan                      3,291                         104,100
Anne-Lee Verville                       3,429(l)                       96,000(m)



(d) The Fund does not currently provide pension or retirement plan benefits to the Trustees.
(e) At December 31, 1999, the complex consisted of 51 open-end and 8 closed-end management investment portfolios in the Liberty Funds Group - Boston (Liberty Funds) and 12 open-end management investment portfolios in the Liberty Variable Investment Trust (LVIT) (together, the Fund Complex).
(f)           Retired as Trustee of the Trust on December 31, 1999.
(g)           Includes $1,697 payable in later years as deferred compensation.
(h)           Includes $52,000 payable in later years as deferred compensation.
(i) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial Companies, Inc. (Liberty Financial).
(j) Total compensation of $2,906 for the fiscal year ended October 31, 1999, will be payable in later years as deferred compensation.
(k)           Total compensation of $91,000 for the calendar year ended
              December 31, 1999, will be payable in later years as deferred compensation.
(l) Total compensation of $3,429 for the fiscal year ended October 31, 1999, will be payable in later years as deferred compensation.
(m)           Total compensation of $96,000 for the calendar year ended
              December 31, 1999, will be payable in later years as deferred compensation.


                                       d

For the calendar year ended December 31, 1999, certain of the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, Liberty All-Star Funds):




                                         Total Compensation
                                   From Liberty All-Star Funds For
                                       The Calendar Year Ended
Trustee                                 December 31, 1999 (n)
-------                            -------------------------------
Robert J. Birnbaum(o)                         $25,000
John V. Carberry (o)(p)                           N/A
James E. Grinnell(o)                           25,000
Richard W. Lowry(o)                            25,000
William E. Mayer (o)                           25,000
John J. Neuhauser (o)                          25,000

(n) The Liberty All-Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Advisor).
(o)       Elected by the sole Trustee of Liberty Funds IX on December 17, 1999.
(p) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial.


OWNERSHIP OF THE FUND

As of record on January 29, 2000, the Trustees and officers of the Trust as a group owned less than 1% of the then outstanding Class A, B, C and Z shares of the Fund.

As of record on February 4, 2000, the following shareholders of record owned 5% or more of one or more of each class of the Fund's shares:

Banc One Securities Corp. 733 Greencrest Drive, Westerville, OH 43081, owned 315,834 shares representing 29.69% of the Fund's outstanding Class C shares.

Merrill Lynch, Pierce, Fenner & Smith, Inc., 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32216, owned175,097 shares representing 16.48% of the then outstanding Class C shares.


At January 31, 2000, there were 22,096 Class A, 31,695 Class B, 1,340 Class C and 2 Class Z record holders of the Fund.


 SALES CHARGES (dollars in thousands)

                                                           Class A Shares
                                                           --------------
                                                       Years Ended October 31
                                                       ----------------------
                                              1999              1998               1997
                                              ----              ----               ----
Aggregate initial sales charges
  on Fund share sales                        $1,043            $1,039              $702
Initial sales charges retained by LFD           102               887               106
Aggregate contingent deferred sales
  charges (CDSC) on Fund
  redemptions retained by LFD                     4                 7                 0

                                       e


                                                          Class B Shares
                                                          --------------
                                                       Years Ended October 31
                                                       ----------------------
                                              1999              1998             1997
                                              ----              ----             ----
Aggregate CDSC on Fund
  redemptions retained by LFD                $1,102             $377             $346

                                                          Class C Shares
                                                          --------------
                                                       Years Ended October 31
                                                       ----------------------
                                              1999              1998               1997
                                              ----              ----               ----
Aggregate CDSC on Fund
  redemptions retained by LFD                  $78                $4                 $0


12B-1 PLAN, CDSC AND CONVERSION OF SHARES

The Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.15% of the Fund's net assets attributed to shares outstanding prior to April 1, 1989 and 0.25% of the Fund's net assets attributed to outstanding shares issued thereafter attributed to all classes except Class Z shares. The Fund also pays LFD monthly a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributed to Class B and Class C shares. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees.


The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares. The Trustees believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.


Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.


No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.


                                       f

SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Fund were:



                                                        Year Ended October 31, 1999
                                                        ---------------------------
                                               Class A Shares    Class B Shares   Class C Shares
                                               --------------    --------------   --------------
Fees to FSFs                                        $922             $3,801             $103
Cost of sales material relating to the Fund
  (including printing and mailing expenses)          215                263               57
Allocated travel, entertainment and other
  Promotional expenses (including                    159                210               45
  advertising)


INVESTMENT PERFORMANCE


The Fund's Class A, B, C and Class Z share average annual total returns at October 31, 1999 were:



                                                                 Class A Shares
                                                                 --------------
                                        1 Year                      5 Years                     10 Years
                                        ------                      -------                     --------
With sales charge of 5.75%               6.01%                       17.99%                      13.29%
Without sales charge                    12.48%                       19.40%                      13.97%

                                                               Class B Shares (q)
                                                               ------------------
                                        1 Year                      5 Years                   10 Years (R)
                                        ------                      -------                   ------------
With applicable CDSC                 6.66% (5.00% CDSC)              18.29%                       13.34%
Without CDSC                        11.66%                           18.49%                       13.34%

                                                               Class C Shares(s)
                                                               -----------------
                                        1 Year                    5 Years (R)                 10 Years (R)
                                        ------                    -----------                 ------------
With applicable CDSC                10.71% (1.00% CDSC)              19.04%                 13.79% (1.00% CDSC)
Without CDSC                        11.71%                           19.04%                 13.79%

                                                              Class Z Shares(r)(t)
                                                              --------------------
                                        1 Year                      5 Years                     10 Years
                                        ------                      -------                     --------
                                        12.63%                       19.43%                      13.98%

(q)       Class B shares were initially offered on June 8, 1992.
(r) Class B, Class C and Class Z shares (newer classes of shares) performance includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the new classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of Class B and Class C shares would be lower and for Class Z shares would be higher, since Class Z shares are not subject to sales charges or service fees.
(s)       Class C shares were initially offered on August 1, 1997.
(t)       Class Z shares were initially offered on January 11, 1999.

See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN
The Chase Manhattan Bank, located at 270 Park Avenue, New York, NY 10017-2070, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.


                                       g

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, MA 02110-2624, are the Fund's independent accountants, providing audit and tax return preparation services and assistance and consultation in connection with the review of various SEC filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.


                                       h

                        STATEMENT OF ADDITIONAL INFORMATION

                                      PART 2


The following information applies generally to most funds advised by the Advisor. "Funds" include each series of Liberty Funds Trust I (formerly Colonial Trust I), Liberty Funds Trust II (formerly Colonial Trust II), Liberty Funds
Trust III (formerly Colonial Trust III), Liberty Funds Trust IV (formerly Colonial Trust IV), Liberty Funds Trust V (formerly Colonial Trust V), Liberty Funds Trust VI (formerly Colonial Trust VI), Liberty Funds Trust VII (formerly Colonial Trust VII), Liberty Funds Trust VIII (formerly LFC Utilities Trust) and Liberty Funds Trust IX (formerly LAMCO Trust I) . In certain cases, the discussion applies to some, but not all of the funds, and you should refer to your Fund's Prospectus and to Part 1 of this SAI to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.


MISCELLANEOUS INVESTMENT PRACTICES


Part 1 of this SAI lists on page b which of the following investment practices are available to your Fund. If an investment practice is not listed in Part 1 of this SAI, it is not applicable to your Fund.


Short-Term Trading


In seeking the fund's investment objective, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the fund may have owned the security. From time to time, the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the fund's portfolio.


Lower Rated Debt Securities


Lower rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,


1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower rated debt securities;

2. the secondary market for lower rated debt securities may at time become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of th bonds;

3. the Advisor's credit analysis of lower rated debt securities may have greater impact on the fund's achievement of its investment objective; and

4. lower rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower rated debt securities may not pay interest in cash on a current basis.

Small Companies

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

Foreign Securities

The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxation" below.

Other Investment Companies

The fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

Zero Coupon Securities (Zeros)


The fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.


Step Coupon Bonds (Steps)

The fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

Tender Option Bonds

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

Pay-In-Kind (PIK) Securities

The fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

Money Market Instruments

Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposits are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.

Securities Loans

The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

Forward Commitments ("When-Issued" and "Delayed Delivery" Securities)

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

Mortgage Dollar Rolls


In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the fund from the transaction.


Mortgage-Backed Securities


Mortgage-backed  securities,  including  "collateralized  mortgage  obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.


Non-Agency Mortgage-Backed Securities


The fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy, and the fund may incur a loss.


Repurchase Agreements

The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter  (OTC)  options.  The  Staff  of  the  Division  of  Investment
Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.


Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.


Futures Contracts and Related Options

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Options on futures contracts. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the fund's custodian. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Use by tax-exempt funds of interest rate and U.S. Treasury security futures contracts and options. The funds investing in tax-exempt securities issued by a governmental entity may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.


In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.


Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on indices. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

Foreign Currency Transactions

The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.


Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.


A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

Municipal Lease Obligations

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

Participation Interests

The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

Stand-by Commitments


When the fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.


The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

Inverse Floaters

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

Rule 144A Securities

The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 ("1933 Act"). That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than its investment restriction on illiquid securities allows. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TAXES

In this section, all discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.


Federal Taxes. The fund (even if it is a fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. As a regulated investment company, the fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and fund distributions would generally be taxable as ordinary dividend income to the shareholders.

Alternative Minimum Tax. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

Return of Capital Distributions. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.


Funds that invest in U.S. Government Securities. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.


Fund Distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 20%.


Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a fund's net asset value also reflects unrealized losses.

Distributions from Tax-Exempt Funds. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.


Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 20% tax rate for shareholders who are individuals) regardless of the length of time fund shares are held.


A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

Special Tax Rules Applicable to Tax-Exempt Funds. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.


Sales of Shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.


Backup Withholding. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

Excise Tax. To the extent that the fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.


Tax Accounting Principles. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities) and (c) must distribute at least 90% of its ordinary income (inclusive of net short-term capital gains) earned each year.

Hedging Transactions. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund and its shareholders.

Securities Issued at a Discount. The fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In such cases, the fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.


Foreign Currency-Denominated Securities and Related Hedging Transactions. The fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, including a holding period requirement , as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the fund in certain "passive foreign investment companies" could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return.

MANAGEMENT OF THE FUNDS (in this section, and the following sections entitled "Trustees and Officers," "The Management Agreement," "Administration Agreement," "The Pricing and Bookkeeping Agreement," "Portfolio Transactions," "Investment decisions," and "Brokerage and research services," the "Advisor" refers to Colonial Management Associates, Inc.)

The Advisor is the investment advisor to each of the funds (except for Colonial Money Market Fund, Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Stein Roe Advisor Tax-Managed Value Fund, Newport Tiger Fund, Stein Roe Small Cap Asian Tiger Fund, Newport Japan Opportunities Fund, Newport Greater China Fund, Newport Europe Fund and Newport Asia Pacific Fund - see Part I of each Fund's respective SAI for a description of the investment advisor).
The Advisor is a subsidiary of Liberty Funds Group LLC (LFG), One Financial Center, Boston, MA 02111. LFG is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct majority-owned subsidiary of Liberty Corporate Holdings, Inc., which in turn is a direct wholly-owned subsidiary of LFC Management Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Equity Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the United States. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.


Trustees and Officers (this section applies to all of the funds)


                                          Position with
Name and Address                 Age          Fund           Principal Occupation During Past Five Years
----------------                 ---      --------------     -------------------------------------------

Tom Bleasdale                    69       Trustee            Retired (formerly Chairman of the Board and Chief
102 Clubhouse Drive #275                                     Executive Officer, Shore Bank & Trust Company from 1992
Naples, Florida  34105                                       to 1993);  Director of Lemeire Co..

John V. Carberry *               52       Trustee            Senior Vice President of Liberty Financial (formerly
56 Woodcliff Road                                            Managing Director, Salomon Brothers (investment banking)
Wellesley Hills, MA  02481                                   from January, 1988 to January, 1998).

Lora S. Collins                  64       Trustee            Attorney (formerly Attorney, Kramer, Levin, Naftalis &
1175 Hill Road                                               Frankel from September, 1986 to November, 1996).

Southold, NY 11971


James E. Grinnell                70       Trustee            Private Investor since November, 1988.
22 Harbor Avenue

Marblehead, MA 01945


Richard W. Lowry                 63       Trustee            Private Investor since August, 1987.
10701 Charleston Drive

Vero Beach, FL 32963


Salvatore Macera                 68       Trustee            Private Investor (formerly Executive Vice President and
26 Little Neck Lane                                          Director of Itek Corporation (electronics) from 1975 to
New Seabury, MA  02649                                       1981).

William E. Mayer                 59       Trustee            Partner, Development Capital, LLC (venture capital)
500 Park Avenue, 5th Floor                                   (formerly Dean, College of Business and Management,
New York, NY 10022                                           University of Maryland from October, 1992 to November,
                                                             1996); Director, Johns Manville; Director, Lee
                                                             Enterprises.

James L. Moody, Jr.              68       Trustee            Retired (formerly Chairman of the Board, Hannaford Bros.
16 Running Tide Road                                         Co. (food retailer) from May, 1984 to May, 1997, and
Cape Elizabeth, ME 04107                                     Chief Executive Officer, Hannaford Bros. Co. from May,

                                                             1973 to May, 1992).


John J. Neuhauser                56       Trustee            Academic Vice President and Dean of Faculties since
                                                             August, 1999, Boston College (formerly Dean, Boston
84 College Road                                              College School of Management from September, 1977 to
Chestnut Hill, MA 02467-3838                                 September, 1999).

Thomas E. Stitzel                64       Trustee            Business Consultant (formerly Professor of Finance from
2208 Tawny Woods Place                                       1975 to 1999 and Dean from 1977 to 1991, College of
Boise, ID  83706                                             Business, Boise State University; Chartered Financial
                                                             Analyst.

Robert L. Sullivan               72       Trustee            Retired (formerly Partner, KPMG Peat Marwick LLP, from
45 Sankaty Avenue                                            July, 1966 to June, 1985).

Siasconset, MA 02564


Anne-Lee Verville                54       Trustee            Consultant (formerly General Manager, Global Education
359 Stickney Hill Road                                       Industry from 1994 to 1997, and President, Applications
Hopkinton, NH  03229                                         Solutions Division from 1991 to 1994, IBM Corporation

                                                             (global education and global applications)).


Stephen E. Gibson                46       President          President of the Funds since June, 1998, Chairman of the
                                                             Board since July, 1998, Chief Executive Officer and
                                                             President since December 1996 and Director, since July
                                                             1996 of the Advisor (formerly Executive Vice President
                                                             from July, 1996 to December, 1996); Director, Chief
                                                             Executive Officer and President of LFG since December,
                                                             1998 (formerly Director, Chief Executive Officer and
                                                             President of The Colonial Group, Inc. (TCG) from
                                                             December, 1996 to December, 1998); Assistant Chairman of
                                                             Stein Roe & Farnham Incorporated (SR&F) since August,
                                                             1998 (formerly Managing Director of Marketing of Putnam
                                                             Investments, June, 1992 to July, 1996.)

J. Kevin Connaughton             35       Controller and     Controller and Chief Accounting Officer of the Funds
                                          Chief Accounting   since February, 1998; Vice President of the Advisor since
                                          Officer            February, 1998 (formerly Senior Tax Manager, Coopers &
                                                             Lybrand,  LLP  from April, 1996 to January, 1998; Vice
                                                             President, 440 Financial Group/First Data Investor Services Group
                                                             from  March, 1994 to April, 1996).

Timothy J. Jacoby                47       Treasurer and      Treasurer and Chief Financial Officer of the Funds since
                                          Chief Financial    October, 1996 (formerly Controller and Chief Accounting
                                          Officer            Officer from October, 1997 to February, 1998); Senior
                                                             Vice  President  of the  Advisor  since September, 1996;
                                                             Vice President, Chief Financial Officer and Treasurer since
                                                             December,  1998  of LFG (formerly Vice President, Chief Financial
                                                             Officer and Treasurer from July, 1997 to December, 1998 of
                                                             TCG);  Senior  Vice President of SR&F since August,  1998
                                                             (formerly Senior Vice President, Fidelity Accounting and Custody
                                                             Services from September, 1993 to September, 1996).

Nancy L. Conlin                  46       Secretary          Secretary of the Funds since April, 1998 (formerly
                                                             Assistant Secretary from July, 1994 to April, 1998);
                                                             Director, Senior Vice President, General Counsel, Clerk
                                                             and Secretary of the Advisor since April, 1998 (formerly
                                                             Vice President, Counsel, Assistant Secretary and
                                                             Assistant Clerk from July, 1994 to April, 1998); Vice
                                                             President, General Counsel and Secretary of LFG since
                                                             December, 1998 (formerly Vice President-, General Counsel
                                                             and Clerk of TCG from April, 1998 to December, 1998;
                                                             (formerly Assistant Clerk from July, 1994 to April, 1998).

Joseph R. Palombo                46       Vice President     Vice President of the Funds since April, 1999; Executive
                                                             Vice President and Director of the Advisor since April,
                                                             1999; Executive Vice President and Chief Administrative
                                                             Officer of LFG since April, 1999 (formerly Chief
                                                             Operating Officer, Putnam Mutual Funds from 1994 to 1998).




* A Trustee who is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the fund or the Advisor.


The business address of the officers of each fund is One Financial Center, Boston, MA 02111.


The Trustees serve as trustees of all funds for which each Trustee (except Mr. Carberry) will receive an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs receive an annual retainer of $5,000 and Committee chairs receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the funds based on each fund's relative net assets and one-third of the fees are divided equally among the funds.


The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 39 open-end and 5 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust. More than 30,000 financial advisors have recommended the funds to over 800,000 clients worldwide, representing more than $17 billion in assets.


The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the funds into a master fund/feeder fund structure. Under this structure, a fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objectives, policies and restrictions as the fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.


The Management Agreement (this section does not apply to Colonial Money Market Fund, Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Stein Roe Advisor Tax-Managed Value Fund, Newport Tiger Fund, Newport Japan Opportunities Fund, Stein Roe Small Cap Asian Tiger Fund, Newport Greater China Fund, Newport Europe Fund or Newport Asia Pacific Fund)


Under a Management Agreement (Agreement), the Advisor has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFD pays the cost of printing and distributing all other Prospectuses.


Administration Agreement (this section applies only to Colonial Money Market Fund, Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Stein Roe Advisor Tax-Managed Value Fund, Newport Tiger Fund, Newport Japan Opportunities Fund, Stein Roe Small Cap Asian Tiger Fund, Newport Greater China Fund, Newport Europe Fund and Newport Asia Pacific Fund and their respective Trusts).


Under an Administration Agreement with each fund named above, the Advisor, in its capacity as the Administrator to each fund, has contracted to perform the following administrative services:

(a) providing office space, equipment and clerical personnel;

(b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each fund;

(c) preparing and, if applicable, filing all documents required for compliance by each fund with applicable laws and regulations;

(d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

(e) coordinating and overseeing the activities of each fund's other third-party service providers; and

(f) maintaining certain books and records of each fund.

With respect to Colonial Money Market Fund and Colonial Municipal Money Market Fund, the Administration Agreement for these funds provides for the following services in addition to the services referenced above:

              (g) Monitoring compliance by the fund with Rule 2a-7 under the (1940 Act and reporting to the Trustees from time to time with respect thereto; and


              (h)       Monitoring  the   investments   and  operations  of  the
                        following Portfolios: SR&F Municipal Money Market Portfolio (Municipal Money Market Portfolio) in which Colonial Municipal Money Market Fund is invested; and SR&F Cash Reserves Portfolio in which Colonial Money Market Fund is invested.


The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

The Pricing and Bookkeeping Agreement


The Advisor provides pricing and bookkeeping services to each fund pursuant to a Pricing and Bookkeeping Agreement. The Advisor, in its capacity as the Administrator to each of Colonial Money Market Fund, Colonial Municipal Money Market Fund and Colonial Global Utilities Fund, is paid an annual fee of $18,000, plus 0.0233% of average daily net assets in excess of $50 million. For each of the other funds (except for Newport Tiger Fund, Newport Japan Opportunities Fund, Stein Roe Small Cap Asian Tiger Fund, Newport Greater China Fund, Newport Europe Fund and Newport Asia Pacific Fund), the Advisor is paid monthly a fee of $2,250 by each fund, plus a monthly percentage fee based on net assets of the fund equal to the following:


                                    1/12 of 0.000%  of the  first  $50  million;
                                    1/12 of  0.035%  of the next  $950  million;
                                    1/12 of 0.025% of the next $1 billion;  1/12
                                    of 0.015% of the next $1 billion; and 1/12 of 0.001% on the excess over $3 billion


The Advisor provides pricing and bookkeeping services to Newport Tiger Fund, Newport Japan Opportunities Fund, Stein Roe Small Cap Asian Tiger Fund, Newport Greater China Fund, Newport Europe Fund and Newport Asia Pacific Fund for an annual fee of $27,000, plus 0.035% of each fund's average daily net assets over $50 million.

Stein Roe & Farnham Incorporated, the investment advisor of the Municipal Money Market Portfolio, provides pricing and bookkeeping services to the Portfolio for a fee of $25,000 plus 0.0025% annually of average daily net assets of the Portfolio over $50 million.


Portfolio Transactions


The following sections entitled "Investment decisions" and "Brokerage and research services" do not apply to Colonial Money Market Fund, Colonial Municipal Money Market Fund, Stein Roe Advisor Tax-Managed Value Fund and Colonial Global Utilities Fund. For each of these funds, see Part 1 of its respective SAI. The Advisor of Newport Tiger Fund, Newport Japan Opportunities Fund, Stein Roe Small Cap Asian Tiger Fund, Newport Greater China Fund, Newport Europe Fund and Newport Asia Pacific Fund follows the same procedures as those set forth under "Brokerage and research services."

Investment decisions. The Advisor acts as investment advisor to each of the funds (except for the Colonial Money Market Fund, Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Stein Roe Advisor Tax-Managed Value Fund, Newport Tiger Fund, Newport Japan Opportunities Fund, Stein Roe Small Cap Asian Tiger Fund, Newport Greater China Fund, Newport Europe Fund and Newport Asia Pacific Fund, each of which is administered by the Advisor. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The funds and clients advised by the Advisor or the funds administered by the Advisor sometimes invest in securities in which the fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the funds outweighs the disadvantages, if any, which might result from these practices.

The portfolio managers of Colonial Utilities Fund, a series of Liberty Funds Trust IV (formerly Colonial Trust IV), will use the trading facilities of Stein Roe & Farnham Incorporated, an affiliate of the Advisor, to place all orders for the purchase and sale of this fund's portfolio securities, futures contracts and foreign currencies.


Brokerage and research services. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the funds as a factor in the selection of broker-dealers to execute securities transactions for a fund.

The Advisor places the transactions of the funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the funds' transactions where the funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.


The Advisor may use the services of AlphaTrade Inc. (ATI), a registered broker-dealer and subsidiary of the Advisor, when buying or selling equity securities for a fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays ATI on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through ATI so that the Trustees may consider whether such trades complied with these procedures and the Rule. ATI employs electronic trading methods by which it seeks to obtain best price and execution for the fund, and will use a clearing broker to settle trades.


Principal Underwriter

LFD is the principal underwriter of the Trust's shares. LFD has no obligation to buy the funds' shares, and purchases the funds' shares only upon receipt of orders from authorized FSFs or investors.

Investor Servicing and Transfer Agent


LFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to LFS is based on the average daily net assets of each fund plus reimbursement for certain out-of-pocket expenses. See "Fund Charges and Expenses" in Part 1 of this SAI for information on fees received by LFS. The agreement continues indefinitely but may be terminated by 90 days' notice by the fund to LFS or generally by 6 months' notice by LFS to the fund. The agreement limits the liability of LFS to the fund for loss or damage incurred by the fund to situations involving a failure of LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the fund will indemnify LFS against, among other things, loss or damage incurred by LFS on account of any claim, demand, action or suit made on or against LFS not resulting from LFS's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.


DETERMINATION OF NET ASSET VALUE


Each fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time, 3:00 p.m. Central time) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the fund's redeemable securities on days when an investor cannot redeem such securities. The net asset value of the Municipal Money Market Portfolio will not be determined on days when the Exchange is closed unless, in the judgment of the Municipal Money Market Portfolio's Board of Trustees, the net asset value of the Municipal Money Market Portfolio should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.


Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Board of Trustees.


(The following two paragraphs are applicable only to Newport Tiger Fund, Newport Japan Opportunities Fund, Stein Roe Small Cap Asian Fund, Newport Greater China Fund, Newport Europe Fund and Newport Asia Pacific Fund. " Advisor" in these two paragraphs refers to each fund's investment advisor, Newport Fund Management, Inc.)


Trading in securities on stock exchanges and over-the-counter markets in the Far East is normally completed well before the close of the business day in New York. Trading on Far Eastern securities markets may not take place on all business days in New York, and trading on some Far Eastern securities markets does take place on days which are not business days in New York and on which the fund's NAV is not calculated.

The calculation of the fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the fund's NAV is calculated) will not be reflected in the fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the fund's shares into U.S. dollars at prevailing market rates.

Amortized Cost for Money Market Funds (this section currently does not apply to Colonial Money Market funds, - see "Amortized Cost for Money Market Funds" under "Other Information Concerning the Portfolio" in Part 1 of the SAI of Colonial Municipal Money Market Fund for information relating to the Municipal Money Market Portfolio)

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Portfolio instruments are valued under the amortized cost method, whereby the instrument is recorded at cost and thereafter amortized to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. When a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Colonial Money Market Fund for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the fund before the fund processes that day's transactions. If the FSF fails to transmit before the fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.


The fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.


Checks presented for the purchase of shares of the fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.

Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, T or Z shares. The Colonial money market funds will not issue certificates. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.


LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Fund's SAI) to FSFs that agree to promote the sale of shares of the Fund or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.


Special Purchase Programs/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.


Automatic Investment Plan. As a convenience to investors, shares of most funds advised by Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc. and Stein Roe & Farnham Incorporated may be purchased through the Automatic Investment Plan. Preauthorized monthly bank drafts or electronic funds transfers for a fixed amount of at least $50 are used to purchase a fund's shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.


Automated Dollar Cost Averaging (Classes A, B and C). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc. and Stein Roe & Farnham Incorporated in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc. P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

Tax-Sheltered Retirement Plans. LFD offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges a $15 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Telephone Address Change Services. By calling LFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

Cash Connection.  Dividends and any other  distributions,  including  Systematic
Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFS for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES


Right of Accumulation (Class A, Class B and Class T shares only) (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares). Reduced sales charges on Class A, B and T shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T and Z shares of the funds distributed by LFD. The applicable sales charge is based on the combined total of:


1.            the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund and Class B, C, T and Z shares).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFS. A fund may terminate or amend this Right of Accumulation.


Statement of Intent (Class A and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.


During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.


Colonial Asset Builder Investment Program (this section currently applies only to the Class A shares of Colonial Select Value Fund and The Colonial Fund, each a series of Liberty Funds Trust III (formerly Colonial Trust III)). A reduced sales charge applies to a purchase of certain funds' Class A shares under a Statement of Intent for the Colonial Asset Builder Investment Program (Program). The Program offer may be withdrawn at any time without notice. A completed Program may serve as the initial investment for a new Program, subject to the maximum of $4,000 in initial investments per investor. Shareholders in this program are subject to a 5% sales charge. LFS will escrow shares to secure payment of the additional sales charge on amounts invested if the Program is not completed. Escrowed shares are credited with distributions and will be released when the Program has ended. Shareholders are subject to a 1% fee on the amount invested if they do not complete the Program. Prior to completion of the Program, only scheduled Program investments may be made in a fund in which an investor has a Program account. The following services are not available to Program accounts until a Program has ended:


Systematic Withdrawal Plan            Share Certificates

Sponsored Arrangements                Exchange Privilege

$50,000 Fast Cash                     Colonial Cash Connection

Right of Accumulation                 Automatic Dividend Diversification

Telephone Redemption                  Reduced Sales Charges for any "person"

Statement of Intent

*Exchanges may be made to other funds offering the Program.

Because of the unavailability of certain services, this Program may not be suitable for all investors.

The FSF receives 3% of the investor's intended purchases under a Program at the time of initial investment and 1% after the 24th monthly payment. LFD may require the FSF to return all applicable commissions paid with respect to a Program terminated within six months of inception, and thereafter to return commissions in excess of the FSF discount applicable to shares actually purchased.

Since the Asset Builder plan involves continuous investment regardless of the fluctuating prices of funds shares, investors should consult their FSF to determine whether it is appropriate. The Plan does not assure a profit nor protect against loss in declining markets.

Reinstatement Privilege. An investor who has redeemed Class A, B, C or T shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of any fund at the NAV next determined after LFS receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

Privileges of Colonial Employees or Financial Service Firms (in this section, the "Advisor" refers to Colonial Management Associates, Inc. in its capacity as the Advisor or Administrator to certain funds). Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, LFD and other companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.

Sponsored Arrangements. Class A and Class T shares (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares) of certain funds may be purchased at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A and Class T shares (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which the funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

Waiver of Contingent Deferred Sales Charges (CDSCs) (in this section, the "Advisor" refers to Colonial Management Associates, Inc. in its capacity as the Advisor or Administrator to certain funds) (Classes A, B and C) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1.             Death.  CDSCs may be waived on redemptions within one year
               -----
               following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
               (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.


2.             Systematic Withdrawal Plan (SWP).  CDSCs may be waived on ,
               --------------------------------
               redemptions occurring pursuant to a monthly quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SW is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."


3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document).
               CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES


Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.


To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

Systematic Withdrawal Plan If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

Telephone Redemptions. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Telephone redemption privileges for larger amounts may be elected on the Application. LFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

Checkwriting (in this section, the "Advisor" refers to Colonial Management Associates, Inc. in its capacity as the Advisor or Administrator of certain funds) (Available only on the Class A shares of certain funds) Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. LFS will provide checks to be drawn on BankBoston (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

Non Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a fund's net asset value, a fund may make the payment or a portion of the payment with portfolio securities held by that fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Colonial Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.

How to Exchange Shares

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of the other funds. The prospectus of each fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds are not available to residents of all states. Consult LFS before requesting an exchange.

By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A and Class T shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFS. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

As described under the caption "Organization and History", the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES

Total Return

Standardized average annual total return. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

Nonstandardized total return. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e. cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.


Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares (except Colonial Money Market Fund); if the newer class is Class B or Class C shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B or Class C shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class). Performance results reflect any voluntary waivers or reimbursements of fund expenses by the Advisor, Administrator or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.


Yield

Money market. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.


Non-money market.  The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and, in some cases, state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by the Advisor or its affiliates have been added back to actual expenses.


Distribution rate. The distribution rate for each class of shares of a fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.


The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated, Bloomberg and Ibbotson.


All data are based on past performance and do not predict future results.


Tax-Related Illustrations.  The fund also may present hypothetical illustrations
(i) comparing the fund's and other mutual funds' pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.

General. From time to time, the fund may discuss or quote its current portfolio manager as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New ValueTM investment strategy that expands upon the principles of traditional value investing; the fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.


The fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

 From time to time, the fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                  APPENDIX I
                         DESCRIPTION OF BOND RATINGS

                      Standard & Poor's Corporation (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+).
Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                        MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Municipal Notes:

MIG 1. This designation denotes best quality. There is present strong protection
by  established  cash  flows,   superior   liquidity   support  or  demonstrated
broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                            Fitch Investors Service

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Conditional

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Speculative-Grade Bond Ratings

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.

                       Duff & Phelps Credit Rating Co.

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A - Protection factors are average but adequate. However, risk factors are more available and greater in periods of economic stress.

BBB+, BBB, BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC - Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                                              APPENDIX II

                                                                  1999

SOURCE                             CATEGORY                                        RETURN (%)

CREDIT SUISSE FIRST BOSTON:

                           First Boston High Yield Index-                                3.28
                           Global

LIPPER, INC.:

                           AMEX Composite Index P                                       27.28
                           AMEX Computer Tech IX P                                      75.02
                           AMEX Institutional IX P                                      24.46
                           AMEX Major Market IX P                                       17.76
                           Bse Sensex Index                                             63.83
                           CAC 40:FFR IX P                                              51.12
                           CD Rate 1 Month Index Tr                                      5.31
                           CD Rate 3 Month Index Tr                                      5.46
                           CD Rate 6 Month Index Tr                                      5.59
                           Consumer Price Index                                          2.99
                           Copnhgn SE:Dkr IX P                                          20.46
                           DAX:Dm IX Tr                                                 39.10
                           Domini 400 Social Index                                      24.50
                           Dow Jones 65 Comp Av P                                       11.97
                           Dow Jones Ind Average P                                      25.22
                           Dow Jones Ind Dly Reinv                                      27.21
                           Dow Jones Ind Mth Reinv                                      27.29
                           Dow Jones Trans Av P                                         -5.47
                           Dow Jones Trans Av Tr                                        -4.52
                           Dow Jones Util Av P                                          -9.27
                           Dow Jones Util Av Tr                                         -6.02
                           Ft/S&P Act Wld Ex US IX                                        N/A
                           Ft/S&P Actuaries Wld IX                                        N/A
                           FT-SE 100:Pd IX P                                            17.81
                           FT-SE Gold Mines IX                                           0.20
                           Hang Seng:Hng Kng $ IX                                       68.80
                           Jakarta Composite Index                                      70.06
                           Jasdaq Index:Yen P                                          244.48
                           Klse Composite Index                                         38.59
                           Kospi Index                                                  82.78
                           Lear High Growth Rate IX                                       N/A
                           Lear Low Priced Value IX                                       N/A
                           Lehman 1-3 Govt/Corp P                                       -2.89
                           Lehman 1-3 Govt/Corp Tr                                       3.15
                           Lehman Aggregate Bd P                                        -7.03
                           Lehman Aggregate Bd Tr                                       -0.82
                           Lehman Cp Bd Int P                                           -6.43
                           Lehman Cp Bd Int Tr                                           0.16
                           Lehman Govt Bd Int P                                         -5.36
                           Lehman Govt Bd Int Tr                                         0.49
                           Lehman Govt Bd Long P                                       -14.59
                           Lehman Govt Bd Long Tr                                       -8.73
                           Lehman Govt Bd P                                             -8.08
                           Lehman Govt Bd Tr                                            -2.23
                           Lehman Govt/Cp Bd P                                          -8.26
                           Lehman Govt/Cp Bd Tr                                         -2.15
                           Lehman Govt/Cp Int P                                         -5.70
                           Lehman Govt/Cp Int Tr                                         0.39
                           Lehman High Yield P                                          -6.64
                           Lehman High Yield Tr                                          2.39
                           Lehman Muni 10 Yr IX P                                       -6.08
                           Lehman Muni 10 Yr IX Tr                                      -1.25
                           Lehman Muni 3 Yr IX P                                        -3.36
                           Lehman Muni 3 Yr IX Tr                                        1.96
                           Lehman Muni Bond IX P                                        -7.08
                           Lehman Muni Bond IX Tr                                       -2.06
                           Lipper 1000                                                    N/A
                           Lipper Mgmt Co Price IX                                      12.57
                           Madrid SE:Pst IX P                                           16.22
                           ML 10+ Yr Treasury IX Tr                                     -8.61
                           ML 1-3 Yr Muni IX P                                          -2.72
                           ML 1-3 Yr Muni IX Tr                                          2.51
                           ML 1-3 Yr Treasury IX P                                      -2.85
                           ML 1-3 Yr Treasury IX Tr                                      3.06
                           ML 1-5 Yr Gv/Cp Bd IX P                                      -3.84
                           ML 1-5 Yr Gv/Cp Bd IX Tr                                      2.19
                           ML 15 Yr Mortgage IX P                                       -4.14
                           ML 15 Yr Mortgage IX Tr                                       2.17
                           ML 1-5 Yr Treasury IX P                                      -3.83
                           ML 1-5 Yr Treasury IX Tr                                      2.04
                           ML 3 MO T-Bill IX Tr                                          4.85
                           ML 3-5 Yr Govt IX P                                          -5.45
                           ML 3-5 Yr Govt IX Tr                                          0.32
                           ML 3-7 Yr Muni IX Tr                                          0.66
                           ML Corp Master Index P                                       -8.53
                           ML Corp Master Index Tr                                      -1.89
                           ML Glbl Govt Bond Inx P                                      -6.83
                           ML Glbl Govt Bond Inx Tr                                     -1.66
                           ML Glbl Gv Bond IX II P                                      -9.65
                           ML Glbl Gv Bond IX II Tr                                     -4.52
                           ML Global Bond Index P                                       -9.04
                           ML Global Bond Index Tr                                      -3.50
                           ML Gov Corp Master IX Tr                                     -2.05
                           ML Govt Master Index P                                       -8.02
                           ML Govt Master Index Tr                                      -2.11
                           ML Govt/Corp Master IX P                                     -8.19
                           ML High Yld Master IX P                                      -7.86
                           ML High Yld Master IX Tr                                      1.57
                           ML Master Muni IX Tr                                         -6.35
                           ML Mortgage Master IX P                                      -4.86
                           ML Mortgage Master IX Tr                                      1.61
                           ML Treasury Master IX P                                      -8.31
                           ML Treasury Master IX Tr                                     -2.38
                           MSCI AC Americas Free ID                                     22.71
                           MSCI AC Asia Fr-Ja IX GD                                     64.67
                           MSCI AC Asia Fr-Ja IX ID                                     61.95
                           MSCI AC Asia Pac - Ja GD                                     55.23
                           MSCI AC Asia Pac - Ja ID                                     52.30
                           MSCI AC Asia Pac Fr-J GD                                     49.83
                           MSCI AC Asia Pac Fr-J ID                                     46.80
                           MSCI AC Asia Pac IX GD                                       59.66
                           MSCI AC Asia Pac IX ID                                       57.86
                           MSCI AC Europe IX GD                                         17.35
                           MSCI AC Europe IX ID                                         15.22
                           MSCI AC Fe - Ja IX GD                                        67.83
                           MSCI AC Fe - Ja IX ID                                        65.24
                           MSCI AC Fe Free IX GD                                        61.81
                           MSCI AC Fe Free IX ID                                        60.29
                           MSCI AC Fe Fr-Ja IX GD                                       62.11
                           MSCI AC Fe Fr-Ja IX ID                                       59.40
                           MSCI AC Pac Fr-Jpn IX GD                                     46.89
                           MSCI AC Pac Fr-Jpn IX ID                                     43.84
                           MSCI AC World Free IX GD                                     26.82
                           MSCI AC World Fr-USA GD                                      30.91
                           MSCI AC World Fr-USA ID                                      28.80
                           MSCI AC World IX GD                                          27.31
                           MSCI AC World IX ID                                          25.49
                           MSCI AC World-USA IX GD                                      31.79
                           MSCI AC Wrld Fr-Ja IX GD                                     23.07
                           MSCI AC Wrld Fr-Ja IX ID                                     21.20
                           MSCI AC Wrld-Ja IX GD                                        23.64
                           MSCI AC Wrld-Ja IX ID                                        21.77
                           MSCI Argentina IX GD                                         34.29
                           MSCI Argentina IX ID                                         30.05
                           MSCI Australia IX GD                                         18.67
                           MSCI Australia IX ID                                         15.19
                           MSCI Australia IX ND                                         17.62
                           MSCI Austria IX GD                                           -8.66
                           MSCI Austria IX ID                                          -10.47
                           MSCI Austria IX ND                                           -9.11
                           MSCI Belgium IX GD                                          -13.75
                           MSCI Belgium IX ID                                          -15.77
                           MSCI Belgium IX ND                                          -14.26
                           MSCI Brazil IX GD                                            67.23
                           MSCI Brazil IX ID                                            61.57
                           MSCI Canada IX GD                                            54.40
                           MSCI Canada IX ID                                            51.78
                           MSCI Canada IX ND                                            53.74
                           MSCI Chile IX GD                                             39.01
                           MSCI Chile IX ID                                             36.45
                           MSCI China Dom Fr IX ID                                      31.10
                           MSCI China Free IX ID                                         9.94
                           MSCI China Non Dom IX ID                                      5.82
                           MSCI Colombia IX GD                                         -13.69
                           MSCI Colombia IX ID                                         -19.14
                           MSCI Czech Rep IX GD                                          5.35
                           MSCI Czech Rep IX ID                                          3.97
                           MSCI Denmark IX GD                                           12.47
                           MSCI Denmark IX ID                                           10.85
                           MSCI Denmark IX ND                                           12.06
                           MSCI EAFE - UK IX GD                                         31.45
                           MSCI EAFE - UK IX ID                                         29.63
                           MSCI EAFE - UK IX ND                                         31.01
                           MSCI EAFE + Canada IX GD                                     28.27
                           MSCI EAFE + Canada IX ID                                     26.22
                           MSCI EAFE + Canada IX ND                                     27.93
                           MSCI EAFE + Em IX GD                                         31.03
                           MSCI EAFE + EM IX ID                                         28.93
                           MSCI EAFE + EMF IX GD                                        30.33
                           MSCI EAFE + EMF IX ID                                        28.24
                           MSCI EAFE Fr IX ID                                           25.03
                           MSCI EAFE GDP Wt IX GD                                       31.38
                           MSCI EAFE GDP Wt IX ID                                       29.49
                           MSCI EAFE GDP Wt IX ND                                       31.00
                           MSCI EAFE IX GD                                              27.30
                           MSCI EAFE IX ID                                              25.27
                           MSCI EAFE IX ND                                              26.96
                           MSCI EASEA IX GD                                             18.12
                           MSCI EASEA IX ID                                             15.90
                           MSCI EASEA IX ND                                             17.77
                           MSCI Em Asia IX GD                                           69.73
                           MSCI Em Asia IX ID                                           67.96
                           MSCI Em Eur/Mid East GD                                      79.61
                           MSCI Em Eur/Mid East ID                                      76.67
                           MSCI Em Europe IX GD                                         83.98
                           MSCI Em Europe IX ID                                         81.28
                           MSCI Em Far East IX GD                                       67.27
                           MSCI Em Far East IX ID                                       65.67
                           MSCI Em IX GD                                                68.82
                           MSCI Em IX ID                                                66.18
                           MSCI Em Latin Am IX GD                                       65.45
                           MSCI Em Latin Am IX ID                                       61.81
                           MSCI EMF Asia IX GD                                          69.41
                           MSCI EMF Asia IX ID                                          67.65
                           MSCI EMF Far East IX GD                                      65.50
                           MSCI EMF Far East IX ID                                      63.97
                           MSCI EMF IX GD                                               66.41
                           MSCI EMF IX ID                                               63.70
                           MSCI EMF Latin Am IX GD                                      58.89
                           MSCI EMF Latin Am IX ID                                      55.48
                           MSCI Europe - UK IX GD                                       17.84
                           MSCI Europe - UK IX ID                                       16.00
                           MSCI Europe - UK IX ND                                       17.35
                           MSCI Europe GDP Wt IX ID                                     14.08
                           MSCI Europe IX GD                                            16.23
                           MSCI Europe IX ID                                            14.12
                           MSCI Europe IX ND                                            15.89
                           MSCI European Union GD                                       19.22
                           MSCI European Union ID                                       16.99
                           MSCI Far East Free IX ID                                     59.99
                           MSCI Far East IX GD                                          62.63
                           MSCI Far East IX ID                                          61.10
                           MSCI Far East IX ND                                          62.41
                           MSCI Finland IX GD                                          153.33
                           MSCI Finland IX ID                                          150.71
                           MSCI Finland IX ND                                          152.60
                           MSCI France IX GD                                            29.69
                           MSCI France IX ID                                            28.00
                           MSCI France IX ND                                            29.27
                           MSCI Germany IX GD                                           20.53
                           MSCI Germany IX ID                                           18.70
                           MSCI Germany IX ND                                           20.04
                           MSCI Greece IX GD                                            49.64
                           MSCI Greece IX ID                                            47.58
                           MSCI Hongkong IX GD                                          59.52
                           MSCI Hongkong IX ID                                          54.85
                           MSCI Hongkong IX ND                                          59.52
                           MSCI Hungary IX GD                                           11.66
                           MSCI Hungary IX ID                                           10.81
                           MSCI India IX GD                                             87.35
                           MSCI India IX ID                                             84.67
                           MSCI Indonesia IX GD                                         93.46
                           MSCI Indonesia IX ID                                         92.04
                           MSCI Ireland IX ID                                          -14.02
                           MSCI Israel Dom IX ID                                        51.10
                           MSCI Israel IX ID                                            56.29
                           MSCI Israel Non Dom Ixid                                     47.06
                           MSCI Italy IX GD                                              0.19
                           MSCI Italy IX ID                                             -1.48
                           MSCI Italy IX ND                                             -0.26
                           MSCI Japan IX GD                                             61.77
                           MSCI Japan IX ID                                             60.56
                           MSCI Japan IX ND                                             61.53
                           MSCI Jordan IX GD                                             6.26
                           MSCI Jordan IX ID                                             2.00
                           MSCI Kokusai IX GD                                           21.26
                           MSCI Kokusai IX ID                                           19.43
                           MSCI Kokusai IX ND                                           20.84
                           MSCI Korea IX GD                                             92.42
                           MSCI Korea IX ID                                             90.17
                           MSCI Luxembourg IX ID                                        50.50
                           MSCI Malaysia IX GD                                         109.92
                           MSCI Malaysia IX ID                                         107.23
                           MSCI Mexico Free IX GD                                       80.07
                           MSCI Mexico Free IX ID                                       78.50
                           MSCI Mexico IX GD                                            81.76
                           MSCI Mexico IX ID                                            80.19
                           MSCI Netherland IX GD                                         7.43
                           MSCI Netherland IX ID                                         5.25
                           MSCI Netherland IX ND                                         6.88
                           MSCI New Zealand IX GD                                       14.30
                           MSCI New Zealand IX ID                                        9.70
                           MSCI New Zealand IX ND                                       12.90
                           MSCI Nordic IX GD                                            87.75
                           MSCI Nordic IX ID                                            85.11
                           MSCI Nordic IX ND                                            87.00
                           MSCI Norway IX GD                                            32.43
                           MSCI Norway IX ID                                            29.52
                           MSCI Norway IX ND                                            31.70
                           MSCI Nth Amer IX GD                                          23.47
                           MSCI Nth Amer IX ID                                          21.91
                           MSCI Nth Amer IX ND                                          23.00
                           MSCI Pac - Japan IX GD                                       43.20
                           MSCI Pac - Japan IX ID                                       39.35
                           MSCI Pac - Japan IX ND                                       42.58
                           MSCI Pacific Free IX ID                                      55.19
                           MSCI Pacific Fr-Jpn ID                                       34.95
                           MSCI Pacific IX GD                                           57.96
                           MSCI Pacific IX ID                                           56.17
                           MSCI Pacific IX ND                                           57.63
                           MSCI Pakistan IX GD                                          49.62
                           MSCI Pakistan IX ID                                          42.24
                           MSCI Peru IX GD                                              18.86
                           MSCI Peru IX ID                                              16.34
                           MSCI Philippines Fr Ixgd                                      3.32
                           MSCI Philippines Fr Ixid                                      2.33
                           MSCI Philippines IX GD                                        8.90
                           MSCI Philippines IX ID                                        7.62
                           MSCI Portugal IX GD                                          -8.45
                           MSCI Portugal IX ID                                         -10.86
                           MSCI Russia IX GD                                           247.06
                           MSCI Russia IX ID                                           246.20
                           MSCI Sing/Mlysia IX GD                                       99.40
                           MSCI Sing/Mlysia IX ID                                       97.08
                           MSCI Sing/Mlysia IX ND                                       99.40
                           MSCI Singapore Fr IX GD                                      60.17
                           MSCI Singapore Fr IX ID                                      58.43
                           MSCI South Africa IX GD                                      57.20
                           MSCI South Africa IX ID                                      53.43
                           MSCI Spain IX GD                                              5.27
                           MSCI Spain IX ID                                              3.53
                           MSCI Spain IX ND                                              4.83
                           MSCI Sri Lanka IX GD                                         -6.27
                           MSCI Sri Lanka IX ID                                         -9.73
                           MSCI Sweden IX GD                                            80.60
                           MSCI Sweden IX ID                                            77.76
                           MSCI Sweden IX ND                                            79.74
                           MSCI Swtzrlnd IX GD                                          -6.59
                           MSCI Swtzrlnd IX ID                                          -7.81
                           MSCI Swtzrlnd IX ND                                          -7.02
                           MSCI Taiwan IX GD                                            52.71
                           MSCI Taiwan IX ID                                            51.52
                           MSCI Thailand IX GD                                          40.92
                           MSCI Thailand IX ID                                          40.49
                           MSCI Turkey IX GD                                           252.41
                           MSCI Turkey IX ID                                           244.36
                           MSCI UK IX GD                                                12.45
                           MSCI UK IX ID                                                 9.74
                           MSCI UK IX ND                                                12.45
                           MSCI USA IX GD                                               22.38
                           MSCI USA IX ID                                               20.86
                           MSCI USA IX ND                                               21.92
                           MSCI Venezuela IX GD                                          8.71
                           MSCI Venezuela IX ID                                          1.68
                           MSCI World - UK IX GD                                        26.83
                           MSCI World - UK IX ID                                        25.17
                           MSCI World - UK IX ND                                        26.38
                           MSCI World - USA IX GD                                       28.27
                           MSCI World - USA IX ID                                       26.22
                           MSCI World - USA IX ND                                       27.93
                           MSCI World GDP Wt IX ID                                      27.26
                           MSCI World IX Free ID                                        23.45
                           MSCI World IX GD                                             25.34
                           MSCI World IX ID                                             23.56
                           MSCI World IX ND                                             24.93
                           MSCI Wrld - Austrl IX GD                                     25.42
                           MSCI Wrld - Austrl IX ID                                     23.67
                           MSCI Wrld - Austrl IX ND                                     25.03
                           NASDAQ 100 IX P                                             101.95
                           NASDAQ Bank IX P                                             -7.98
                           NASDAQ Composite IX P                                        85.59
                           NASDAQ Industrial IX P                                       71.67
                           NASDAQ Insurance IX P                                         5.54
                           NASDAQ Natl Mkt Cmp IX                                       85.87
                           NASDAQ Natl Mkt Ind IX                                       72.04
                           NASDAQ Transport IX P                                         1.82
                           Nikkei 225 Avg:Yen P                                         36.79
                           NYSE Composite P                                              9.15
                           NYSE Finance IX P                                            -0.92
                           NYSE Industrials IX P                                        11.37
                           NYSE Transportation IX                                       -3.25
                           NYSE Utilities IX P                                          14.62
                           Oslo SE Tot:Fmk IX P                                         45.54
                           Philippines Composite IX                                      8.85
                           PSE Technology IX P                                         116.40
                           Russell 1000 Grow IX Tr                                      33.16
                           Russell 1000 IX P                                            19.46
                           Russell 1000 IX Tr                                           20.91
                           Russell 1000 Value IX Tr                                      7.35
                           Russell 2000 Grow IX Tr                                      43.09
                           Russell 2000 IX P                                            19.62
                           Russell 2000 IX Tr                                           21.26
                           Russell 2000 Value IX Tr                                     -1.49
                           Russell 3000 IX P                                            19.43
                           Russell 3000 IX Tr                                           20.90
                           Russell Midcap Grow IX                                       51.29
                           Russell Midcap IX Tr                                         18.23
                           Russell Midcap Value IX                                      -0.11
                           S & P 100 Index P                                            31.26
                           S & P 500 Daily Reinv                                        21.04
                           S & P 500 Index P                                            19.53
                           S & P 500 Mnthly Reinv                                       21.03
                           S & P 600 Index P                                            11.52
                           S & P 600 Index Tr                                           12.41
                           S & P Financial IX P                                          2.19
                           S & P Financial IX Tr                                         3.97
                           S & P Industrial IX Tr                                       25.87
                           S & P Industrials P                                          24.52
                           S & P Midcap 400 IX P                                        13.35
                           S & P Midcap 400 IX Tr                                       14.72
                           S & P Transport Index P                                     -10.69
                           S & P Transport IX Tr                                        -9.32
                           S & P Utility Index P                                       -12.48
                           S & P Utility Index Tr                                       -8.88
                           S & P/Barra Growth IX Tr                                     27.98
                           S & P/Barra Value IX Tr                                      12.72
                           SB Cr-Hdg Nn-US Wd IX Tr                                      2.88
                           SB Cr-Hdg Wd Gv Bd IX Tr                                      1.31
                           SB Non-US Wd Gv Bd IX Tr                                     -5.07
                           SB Wd Gv Bd:Austrl IX Tr                                      4.07
                           SB Wd Gv Bd:Germny IX Tr                                    -16.42
                           SB Wd Gv Bd:Japan IX Tr                                      15.53
                           SB Wd Gv Bd:UK IX Tr                                         -4.30
                           SB Wd Gv Bd:US IX Tr                                         -2.45
                           SB World Govt Bond IX Tr                                     -4.27
                           SB World Money Mkt IX Tr                                      0.39
                           Straits Times Index                                          77.54
                           Swiss Perf:Sfr IX Tr                                         11.69
                           Taiwan SE:T$ IX P                                            42.86
                           T-Bill 1 Year Index Tr                                        4.91
                           T-Bill 3 Month Index Tr                                       4.74
                           T-Bill 6 Month Index Tr                                       4.85
                           Thailand Set Index                                           35.44
                           Tokyo 2nd Sct:Yen IX P                                      121.27
                           Tokyo Se(Topix):Yen IX                                       58.44
                           Toronto 300:C$ IX P                                          29.72
                           Toronto SE 35:C$ IX P                                        36.42
                           Value Line Cmp IX-Arth                                       10.56
                           Value Line Cmp IX-Geom                                       -1.40
                           Value Line Industrl IX                                       -0.05
                           Value Line Railroad IX                                       -9.93
                           Value Line Utilties IX                                       -7.10
                           Lipper CE Pac Ex Jpn IX                                      73.32
                           Lipper Pac Ex-Jpn Fd IX                                      74.88

THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST::

                           Real Estate Investment Trust Index                           -4.62

SALOMON SMITH BARNEY WGBI MARKET SECTORS:                                             LOCAL CURRENCY        U.S. DOLLARS
-----------------------------------------                                             --------------        ------------

                           U.S. Government (Sovereign)                                -2.45                  -2.45
                           United Kingdom (Sovereign)                                 -1.20                   -4.3
                           France (Sovereign)                                         -2.95                -17.16
                           Germany (Sovereign)                                        -2.08                -16.42
                           Japan (Sovereign)                                          4.83                   15.53
                           Canada (Sovereign)                                         -1.46                   4.29

Each Russell Index listed above is a trademark/service mark of the Frank Russell
Company. Russell(TM) is a trademark of the Frank Russell Company.

*in U.S. currency

                                THE COLONIAL FUND
                       A SERIES OF LIBERTY FUNDS TRUST III
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2000




This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of The Colonial Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 1, 2000. The SAI should be read together with the Prospectus and the Fund's most recent Annual Report dated October 31, 1999. Investors may obtain a free copy of the Prospectus and the Annual Report from Liberty Funds Distributor, Inc., (LFD) One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Auditors appearing in the October 31, 1999 Annual Report, are incorporated in this SAI by reference.



Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectuses.


TABLE OF CONTENTS


PART 1                                                                  PAGE
Definitions
Organization and History
Investment Objectives and Policies
Fundamental Investment Policies
Other Investment Policies
Fund Charges and Expenses
Investment Performance
Custodian
Independent Auditors


PART 2
Miscellaneous Investment Practices
Taxes
Management of the Funds
Determination of Net Asset Value
How to Buy Shares
Special Purchase Programs/Investor Services
Programs for Reducing or Eliminating Sales Charges
How to Sell Shares
Distributions
How to Exchange Shares
Suspension of Redemptions
Shareholder Liability
Shareholder Meetings
Performance Measures
Appendix I
Appendix II



TF

                                     PART 1

                                THE COLONIAL FUND
                      STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH 1, 2000


DEFINITIONS


            "Trust"     Liberty Funds Trust III


            "Fund"      The Colonial Fund

            "Advisor"   Colonial Management Associates, Inc., the Fund's
                        investment advisor

            "LFD"       Liberty Funds Distributor, Inc., the Fund's distributor

            "LFS" Liberty Funds Services, Inc., the Fund's investor services and transfer agent

ORGANIZATION AND HISTORY


The Trust is a Massachusetts business trust organized in 1986. The Fund, a diversified series of the Trust, represents the entire interest in a separate series of the Trust. The Fund commenced investment operations on April 30, 1982 and is a successor to a corporation organized in 1904.



The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.



Effective April 1, 1999 the Trust changed its name from Colonial Trust III to its current name.


INVESTMENT OBJECTIVES AND POLICIES


The Fund is a diversified open-end management investment company. The Fund's Prospectus describes its investment goals and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:






             Foreign Currency Transactions
             Foreign Securities
             Forward Commitments
             Futures Contracts and Related Options


             Money Market Investments
             Mortgage-Backed Securities
             Mortgage Dollar Rolls
             Non-Agency Mortgage-Back Securities
             Options on Securities
             Repurchase Agreements
             Reverse Repurchase Agreements
             Rule 144A Securities
             Securities Loans
             Short-Term Trading
             Zero Coupon Securities

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if





                                       b
more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.




The Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;


4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the 1940 Act;



5. Underwrite securities issued by others only when disposing of portfolio securities;



6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and



7. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer.




Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act's diversification requirement, an issuer is the entity whose revenues support the security.


OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.          Invest more than 15% of its net assets in illiquid assets.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund.

FUND CHARGES AND EXPENSES


Under the Fund's management agreement, the Fund pays the Advisor monthly a fee at the annual rate of 0.55% of the first $1 billion of the average daily net assets of the Fund and 0.50% in excess of $1 billion.


Under the Fund's pricing and bookkeeping agreement, the Fund pays the Advisor a monthly pricing and bookkeeping fee of $2,250 plus the following percentages of the Fund's average daily net assets over $50 million:



                      0.035% on the next $950 million
                      0.025% on the next $1 billion
                      0.015% on the next $1 billion
                      0.001% on the excess over $3 billion


Under the Fund's transfer agency and shareholder servicing agreement, the Fund pays LFS a monthly fee at the annual rate of 0.236% of average daily net assets, plus certain out-of-pocket expenses.





                                       c

RECENT FEES PAID TO THE ADVISOR, LFD AND LFS (dollars in thousands)



                                                             Year ended October 31
                                                   1999              1998              1997
                                                  ------           ------            ------
Management fee                                    $8,985           $8,555            $7,578
Bookkeeping fee                                      534              512               455
Shareholder service and transfer agent fee         4,728            4,521             4,022
12b-1 fees:
    Service fee (Classes A , B and C)              4,082            3,871             3,284
    Distribution fee (Class B)                     5,311            4,720             3,909
    Distribution fee (Class C)                        59               24                 1


BROKERAGE COMMISSIONS (dollars in thousands)


                                                 Year ended October 31
                                         1999               1998           1997
                                         ----               ----         -------
Total commissions                         $0                $582         $   870
Directed transactions (a)                  0                   0          95,622
Commissions on directed transactions       0                   0             114
Commissions paid to AlphaTrade Inc.        0                 124               0



(a) See "Management of the Fund - Portfolio Transactions - Brokerage and Research Services" in Part 2 of this SAI.


TRUSTEES AND TRUSTEES' FEES


For the fiscal year ended October 31, 1999 and the calendar year ended December 31, 1999, the Trustees received the following compensation for serving as
Trustees: (b)






                                                                Total Compensation from the
                                    Aggregate Compensation       Fund Complex Paid to the
                                        from Fund for            Trustees for the Calendar
                                    the Fiscal Year Ended               Year Ended
Trustee                                October 31, 1999            December 31, 1999 (c)
-------                             ----------------------      ---------------------------
Robert J. Birnbaum (d)                      6,454                         97,000
Tom Bleasdale                               7,468 (e)                    103,000 (f)
John V. Carberry (g)                          N/A                            N/A
Lora S. Collins                             6,387                         96,000
James E. Grinnell                           6,657                        100,000
Richard W. Lowry                            6,453                         97,000
Salvatore Macera                            6,971                         95,000
William E. Mayer                            6,460                        101,000
James L. Moody, Jr.                         6,007 (h)                     91,000 (i)
John J. Neuhauser                           6,728                        101,252
Thomas E. Stitzel                           6,971                         95,000
Robert L. Sullivan                          6,758                        104,100
Anne-Lee Verville                           7,088 (j)                     96,000(k)




(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.



(c) At December 31, 1999, the complex consisted of 51 open-end and 8 closed-end management investment portfolios in the Liberty Funds Group - Boston (Liberty Funds) and 12 open-end management investment portfolios in the Liberty Variable Investment Trust (LVIT) (together, the Fund Complex).



(d)   Retired as Trustee of the Trust on December 31, 1999.



(e) Includes $3,508 payable in later years as deferred compensation.



(f) Includes $52,000 payable in later years as deferred compensation.



                                       d

(g) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial Companies, Inc. (Liberty Financial).


(h) Total compensation of $6,007 for the fiscal year ended October 31, 1999, will be payable in later years as deferred compensation.



(i) Total compensation of $91,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.



(j) Total compensation of $7,088 for the fiscal year ended October 31, 1999 will be payable in later years as referred compensation.



(k) Total compensation of $96,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.



For the fiscal year ended December 31, 1999, some of the Trustees received the following compensation in their capacities as trustees or directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, Liberty All-Star Funds):



                                        Total Compensation from
                                    Liberty All-Star Funds for the
Trustee                         Calendar Year Ended December 31, 1999(l)
-------                         ----------------------------------------
Robert J. Birnbaum (m)                          $25,000
John V. Carberry  (m)(n)                          N/A
James E. Grinnell (m)                           25,000
Richard W. Lowry (m)                            25,000
William E. Mayer (m)                            25,000
John J. Neuhauser (m)                           25,000



(l) The Liberty All-Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial (an intermediate parent of the Advisor).



(m)   Elected by the sole Trustee of Liberty Funds Trust IX on December 17,
      1998.



(n) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial.



OWNERSHIP OF THE FUND

As of record on January 31, 2000, the officers and Trustees of the Trust as group beneficially owned less than 1% of the Class A and Class B shares the outstanding.



As of record on February 5, 2000, the following shareholders owned of record more than 5% or more of the each class of the Fund's outstanding shares:



Merrill Lynch, Pierce, Fenner & Smith For the Sole Benefit of its Customers,
Attn: Fund Administration, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32216 owned of record 54,158 Class C shares representing 6.63% of the then outstanding shares of such Class.









Louis A. Valante Jr. and Rosemarie A. Volante Jtwros, 32 Shepard Ave, North Providence, RI 02904 owned of record 308 Class Z shares representing 100% of the oustanding shares of such Class.



There were 41,665 Class A, 48,027 Class B, 816 Class C and 1 Class Z shareholders of record of the Fund.



                                       e

SALES CHARGES (dollars in thousands)


                                                               Class A Shares
                                                           Year ended October 31
                                                 1999               1998               1997
                                                ------             ------             ------
Aggregate initial sales charges on
     Fund share sales                           $1,385             $1,210             $1,169
Initial sales charges retained by LFD              134                189                175
Aggregate contingent deferred sales
   charges (CDSC) on Fund redemptions
   retained by LFD                                   4                  1                  0




                                                                              Class B Shares
                                                                          Year ended October 31
                                                                 1999           1998              1997
                                                                ------          ----              ----
Aggregate CDSC on Fund redemptions Retained by LFD              $1,390          $829              $956



                                                                              Class C Shares
                                                                          Year ended October 31
                                                                 1999           1998              1997
                                                                 ----           ----              ----
Aggregate CDSC on Fund redemptions Retained by LFD                $8             $5                $0


12b-1 PLAN, CDSCS AND CONVERSION OF SHARES

The Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) pursuant to Rule 12b-1 under the Act for Class A, Class B and Class C shares. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.15% of the Fund's net assets attributable to Class A shares outstanding prior to April 1, 1989, and a service fee at an annual rate of 0.25% of the Fund's net assets attributable to shares of each Class issued thereafter. The Fund also pays LFD monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributable to its Class B and Class C shares. LFD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of LFD's expenses, LFD may realize a profit from the fees. The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years of purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or on amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


Eights years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.






                                       f

SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Fund for the fiscal year ended October 31, 1999, were:




                                                    Class A                 Class B               Class C
                                                    -------                 -------               -------
Fees to FSFs                                        $2,289                  $7,0822                 $47
Cost of sales material relating to the Fund
(including                                          $   162                 $   487                 $17
      Printing and mailing expenses)
Allocated travel, entertainment and other
     Promotional expenses (including advertising)   $   148                 $   367                 $13


INVESTMENT PERFORMANCE


The Fund's Class A, Class B, Class C and Class Z yields for the month ended October 31, 1999 were 1.78%, 1.16%,1.16% and 2.13%, respectively.



The Fund's Class A, Class B, Class C and Class Z share average annual total returns at October 31, 1999 were:


                                     Class A


                                     1 year                 5 years                          10 years
                                     ------                 -------                          --------
With sales charge of 5.75%           4.56%                  15.38%                            12.21%
Without sales charge                 10.94%                 16.75%                            12.88%


                                     Class B

                                     1 year                 5 years                          10 years
                                     ------                 -------                          --------
With applicable CDSC           5.11% (5.00% CDSC)     15.65% (2.00% CDSC)                     12.24% (No CDSD)
Without CDSC                         10.11%                  15.88%                           12.24%


                                     Class C

                                     1 year                 5 years                          10 years
                                     ------                 -------                          --------
With applicable CDSC           9.15% (1.00% CDSC)            16.36%                           12.69%
Without CDSC                         10.15%                  16.36%                           12.69%


                                     Class Z

                                     1 year                 5 years                          10 years
                                     ------                 -------                          --------
                                     15.92%                  18.03%                           13.49%



(o) Classes B, C and Z shares are the newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of Class B and C shares would be lower and for Class Z shares would be higher, since Class Z shares are not subject to sales charges or service fees. Class B were initially offered on May 5, 1992, Class C shares were initially offered on August 1, 1997, and Class Z shares were initially offered on July 31, 1995.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN



                                       g

The Chase Manhattan Bank, located at 270 Park Avenue, New York, New York 10017-2070, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.


INDEPENDENT AUDITORS



Ernst & Young LLP, located at 200 Clarendon Street, Boston, Massachusetts 02116-5072, are the Fund's independent auditors, providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, Massachusetts 02110-2624, were the Fund's independent accountants for the periods prior to the year ended October 31, 1999. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of Ernst & Young LLP, for the year ended October 31, 1999, and PricewaterhouseCoopers LLP, for the periods prior to the year ended
October 31, 1999, given on the authority of said firms as experts in accountin and auditing.




                                       h

                             COLONIAL GLOBAL EQUITY FUND
                         A SERIES OF LIBERTY FUNDS TRUST III
                         STATEMENT OF ADDITIONAL INFORMATION
                                    MARCH 1, 2000



This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Global Equity Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 1, 2000. This SAI should be read together with the Prospectus and the Fund's most recent Annual Report dated October 31, 1999. Investors may obtain a free copy of the Prospectus and the Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Accountants appearing in the October 31, 1999 Annual Report are incorporated into this SAI by reference.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS


PART 1                                                                  PAGE
Definitions
Organization and History
Investment Objective and Policies
Fundamental Investment Policies
Other Investment Policies
Portfolio Turnover
Fund Charges and Expenses
Investment Performance
Custodian
Independent Accountants

PART 2
Miscellaneous Investment Practices
Taxes
Management of the Funds
Determination of Net Asset Value
How to Buy Shares
Special Purchase Programs/Investor Services
Programs for Reducing or Eliminating Sale Charges
How to Sell Shares
Distributions
How to Exchange Shares
Suspension of Redemptions
Shareholder Liability
Shareholder Meetings
Performance Measures
Appendix I
Appendix II



GE-16/7

                                        PART 1
                             COLONIAL GLOBAL EQUITY FUND
                         STATEMENT OF ADDITIONAL INFORMATION
                                    MARCH 1, 2000


DEFINITIONS



         "Trust"           Liberty Funds Trust III


         "Fund"            Colonial Global Equity Fund

         "Advisor"         Colonial Management Associates, Inc., the Fund's
                           investment advisor

         "LFD" Liberty Funds Distributor, Inc., the Fund's distributor

         "LFS" Liberty Funds Services, Inc., the Fund's shareholder services and transfer agent

ORGANIZATION AND HISTORY


The Trust, a Massachusetts business trust organized in 1986. The Fund a diversified series of the Trust, represents the entire interest in a separate series of the Trust. The Fund commenced investment operations on June 8, 1992.



The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.



Effective April 1, 1999, the Trust changed its name from Colonial Trust III to its current name.


INVESTMENT OBJECTIVE AND POLICIES


The Fund's Prospectus describes its investment goal and investment policies.
Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:


         Foreign Securities
         Foreign Currency Transactions
         Currency Forwards and Futures Contracts
         Futures Contracts and Related Options
         Repurchase Agreements
         Money Market Instruments
         Borrowing Money
         Small Companies
         Securities Loans
         Short Sales

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

                                       b

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

The Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities; and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;


4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the 1940 Act;



5. Underwrite securities issued by others only when disposing of portfolio securities;



6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and



7. Not concentrate more than 25% of its total assets in any one industry, or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer.


Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act's diversification requirement, an issuer is the entity whose revenues support the security.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3. Invest more than 15% of its net assets in illiquid assets.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund.

PORTFOLIO TURNOVER

Portfolio turnover for the last two fiscal years is included in the Prospectus under "Financial Highlights." High portfolio turnover may cause the Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commission and other transaction costs, which will be borne directly by the Fund.





                                       c

FUND CHARGES AND EXPENSES


Under the Fund's management agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.95%, subject to any fee waiver by the Advisor.


Under the Fund's pricing and bookkeeping agreement, the Fund pays the Advisor a monthly pricing and bookkeeping fee of $2,250 plus the following percentages of the Fund's average daily net assets over $50 million:

                                     0.035% on the next $950 million
                                     0.025% on the next $1 billion
                                     0.015% on the next $1 billion
                                     0.001% on the excess over $3 billion


Under the Fund's transfer agency and shareholder servicing agreement, the Fund pays LFS a monthly fee at the annual rate of 0.236% of average daily net assets, plus certain out-of-pocket expenses.



RECENT FEES PAID TO THE ADVISOR, LFD AND LFS (dollars in thousands)



                                                       Year ended October 31
                                                       1999       1998       1997
Management fee(a)                                    $1,281     $1,180       $771
Bookkeeping fee                                          57         53         44
Shareholder service and transfer agent fee              442        386        323
12b-1 fees:
                 Service fee (Classes A, B, and C)      338        312        253
                 Distribution fee (Class B )            616        590        538
                 Distribution fee (Class C) (b)          16         10          1
Fees and expenses waived or borne by the Advisor       (141)      (132)       ---


(a) Prior to September 30, 1997, the Fund's monthly management fee was 0.75% annually.

(b)      Class C Shares were initially offered on August 1, 1997.


BROKERAGE COMMISSIONS (dollars in thousands)


                                                     Year ended October 31
                                                   1999       1998       1997

Total commissions                                 $ 175      $ 127      $ 212
Directed transactions (c)                             0          0      6,510
Commissions on directed transactions                  0          0          9
Commissions paid to AlphaTrade Inc.                  40          5          0



(c) See "Management of the Fund - Portfolio Transactions - Brokerage and Research Services" in Part 2 of this SAI.




                                       d

TRUSTEES AND TRUSTEES' FEES


For the fiscal year ended October 31, 1999 and the calendar year ended December 31, 1999, the Trustees received the following compensation for serving as
Trustees: (d)



                                                                                Total Compensation from the
                                       Aggregate Compensation                     Fund Complex Paid to the
                               from the Fund for the Fiscal Year Ended      Trustees for the Calendar Year Ended
Trustee                                   October 31, 1999                         December 31, 1999 (e)
-------                                   ----------------                         ---------------------
Robert J. Birnbaum (f)                         $1,011                                        $  97,000
Tom Bleasdale                                   1,188 (g)                                      103,000 (h)
John V. Carberry (i)                                0                                                   N/A
Lora S. Collins                                 1,001                                           96,000
James E. Grinnell                               1,043                                          100,000
Richard W. Lowry                                1,011                                           97,000
Salvatore Macera                                1,115                                           95,000
William E. Mayer                                1,010                                          101,000
James L. Moody, Jr.                               940 (j)                                       91,000 (k)
John J. Neuhauser                               1,057                                          101,252
Thomas E. Stitzel                               1,115                                           95,000
Robert L. Sullivan                              1,088                                          104,100
Anne-Lee Verville                               1,134(l)                                        96,000 (m)



(d) The Fund does not currently provide pension or retirement plan benefits to the Trustees.



(e) At December 31, 1999, the complex consisted of 51 open-end and 10 closed-end management investment portfolios in the Liberty Funds Group
         - Boston (Liberty Funds) and 12 open-end management investment portfolios in the Liberty Variable Investment Trust (LVIT) (together, the Fund Complex).



(f)      Retired as Trustee of the Trust on December 31, 1999.



(g)      Includes $546 payable in later years as deferred compensation.



(h)      Includes $52,000 payable in later years as deferred compensation.



(i) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial Companies, Inc. (Liberty Financial).



(j) Total compensation of $940 for the fiscal year ended October 31, 1999, will be payable in later years as deferred compensation.



(k) Total compensation of $91,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.



(l) Total compensation of $1,134 for the fiscal year ended October 31, 1999, will be payable in later years as deferred compensation.



(m) Total compensation of $96,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.



For the fiscal year ended December 31, 1999, some of the Trustees received the following compensation in their capacities as trustees or directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, Liberty All-Star Funds):



                                       e

                            Total Compensation From
                    Liberty All-Star Funds For The Calendar



Trustee                           Year Ended December 31, 1999 (n)
Robert J. Birnbaum (o)                         $25,000
John E. Carberry (p)                             N/A
James E. Grinnell (o)                          25,000
Richard W. Lowry (o)                           25,000
William E. Mayer (o)                           25,000
John J. Neuhauser (o)                          25,000



(n) The Liberty All-Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial (an intermediate parent of the Advisor).



(o)      Elected by the sole Trustee of Liberty Funds Trust IX on December 17,
         1998.



(p) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial.



OWNERSHIP OF THE FUND
As of record on February 5, 2000, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding Class A, Class B and Class C shares of the Fund.

As of record on January 31, 2000, the following shareholders owned of record more than 5% or more of one or more of each class of the Fund's outstanding shares:

Class B
Merrill Lynch Pierce Fenner & Smith                         13.23%
for the Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Dr. E. 3rd Floor
Jacksonville, FL 32246

Class C
Merrill Lynch Pierce Fenner & Smith                          6.27%
for the Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Dr. E. 3rd Floor
Jacksonville, FL 32246


As of record on January 31, 2000, there were 4,376 Class A, 11,276 Class B and 579 Class C record holders of the Fund.


                                       f

SALES CHARGES (dollars in thousands)


                                                                    Class A Shares
                                                                Years ended October 31
                                                           1999           1998         1997
Aggregate initial sales charges on Fund share sales         $139          $101         $104
Initial sales charges retained by LFD                         11            16           16
Aggregate contingent deferred sales charges
  (CDSC) on Fund redemptions retained by LFD                   8             1            0




                                                                   Class B Shares
                                                               Years ended October 31
                                                           1999         1998         1997
Aggregate CDSC on Fund redemptions retained by LFD         $271         $152         $114



                                                                  Class C Shares                           August 1, 1997
                                                              Years ended October 31                       (Inception date)
                                                                                                       through October 31, 1997
                                                             1999                1998
Aggregate CDSC on Fund redemptions retained by LFD            $2                  $1                           0


12b-1 PLAN, CDSC AND CONVERSION OF SHARES

The Fund offers three classes of shares - Class A, Class B and Class C. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to each Class of shares. The Fund also pays LFD monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to Class B and Class C shares. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees. The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares.

The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing

                                       g
capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.



SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Fund for the fiscal year ended October 31, 1999 were:



                                                  Class A Shares  Class B Shares   Class C Shares
Fees to FSFs                                           $156            $901              $15
Cost of sales material relating to the Fund              31             108                9
  (including printing and mailing expenses)
Allocated travel, entertainment and other                19              48                3
  promotional Expenses (including advertising)


INVESTMENT PERFORMANCE


The Fund's Class A, Class B and Class C average annual total returns at October 31, 1999 were (q):



                                                                     Class A Shares
                                                                                            Period June 8, 1992
                                                                                  (commencement of investment operations)
                                      1 year                   5 years                    through October 31, 1999
With sales charge of 5.75%          5.62%                       11.80%                             11.94%
Without sales charge               12.06%                       13.13%                             12.84%




                                                                    Class B Shares
                                                                                            Period June 8, 1992
                                                                                  (commencement of investment operations)
                                      1 year                   5 years                   through October 31, 1999
With applicable CDSC            6.20% (5.00% CDSC)       11.96% (2.00% CDSC)                      11.93%
Without CDSC                          11.20%                    12.21%                            11.93%



                                                                    Class C Shares
                                                                                           Period August 1, 1997
                                      1 year                 5 years (p)          (commencement of investment operations)
                                                                                       through October 31, 1999 (r)
With applicable CDSC            10.20(5.00% CDSC)%       12.23% (2.00% CDSC)                      11.94%
Without CDSC                          11.20%                    12.23%                            11.94%


See Part 2 of this SAI, "Performance Measures," for how calculations are made.


(q) Performance results reflect any voluntary waiver or reimbursement by the Advisor and/or its affiliates of class expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See the prospectus for details.



(r) Class C is the (newer class of shares). Its performance information includes returns of the Fund's Class B shares (the oldest existing fund class with a similar cost structure) for periods prior to the inception of the newer class of shares. The Class B share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class B shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be lower. Class A shares were initially




                                       h
         offered on June 8, 1992, Class B share were initially offered on June 8, 1992, and Class C shares were initially offered on August 1, 1997.


CUSTODIAN

The Chase Manhattan Bank, located at 270 Park Avenue, New York, New York 10017-2070, is the Fund's custodian. The custodian is responsible for safeguarding and controlling the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, Massachusetts 02110-2624, are the Fund's independent accountants, providing audit and tax return preparation services and assistance and consultation in connection with the review of various SEC filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.

                      COLONIAL INTERNATIONAL HORIZONS FUND
                       A SERIES OF LIBERTY FUNDS TRUST III
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2000

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Colonial International Horizons Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated March 1, 2000. This SAI should be read together with a Prospectus and the Fund's most recent Annual Report dated October 31, 1999. Investors may obtain a free copy of a Prospectus and the Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Accountants appearing in the October 31, 1999 Annual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectuses.


TABLE OF CONTENTS

PART 1                                                          PAGE

Definitions
Organization and History
Investment Objective and Policies
Fundamental Investment Policies
Other Investment Policies
Fund Charges and Expenses
Investment Performance
Custodian
Independent Accountants

PART 2

Miscellaneous Investment Practices
Taxes
Management of the Funds
Determination of Net Asset Value
How to Buy Shares
Special Purchase Programs/Investor Services
Programs for Reducing or Eliminating Sales Charges
How to Sell Shares
Distributions
How to Exchange Shares
Suspension of Redemptions
Shareholder Liability
Shareholder Meetings
Performance Measures
Appendix I
Appendix II


HZ--0200

                                     PART 1
                      COLONIAL INTERNATIONAL HORIZONS FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2000

DEFINITIONS


         "Trust"              Liberty Funds Trust III
         "Fund"               Colonial International Horizons Fund
         "Advisor"            Colonial Management Associates, Inc., the Fund's
                              investment advisor
         "LFD"                Liberty Funds Distributor, Inc., the Fund's
                              distributor
         "LFS"                Liberty Funds Services, Inc., the Fund's
                              shareholder services and transfer agent


ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1986. The Fund, a non-diversified series of the Trust, represents the entire interest in a separate series of the Trust. The Fund commenced investment operations on June 8, 1992.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.


Effective February 28, 1997, the Fund changed its name from "Colonial Global Natural Resources Fund" to its current name. Effective April 1, 1999, the Trust changed its name from "Colonial Trust III" to its current name. On July 24, 1998, Colonial International Fund for Growth was merged into the Fund.


INVESTMENT OBJECTIVE AND POLICIES

The Fund's Prospectuses describe its investment objective and policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:


         Foreign Securities
         Foreign Currency Transactions
         Currency Forward and Futures Contracts
         Repurchase Agreements
         Futures Contracts and Related Options
         Options
         Money Market Instruments

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.


The Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;
2.           Only own real estate acquired as the result of owning securities;
             and not more than 5% of total assets;
3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts does not exceed 5% of its total assets;

                                       b

4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the Act;
5. Underwrite securities issued by others only when disposing of portfolio securities;
6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and
7. Not concentrate more than 25% of its total assets in any one industry.


Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

OTHER INVESTMENT POLICIES
As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;
2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and
3.           Invest more than 15% of its net assets in illiquid securities.

Notwithstanding the investment policies of the Fund, the Fund may invest substantially all of its investable assets in another investment company that has substantially the same investment objective, policies and restrictions as the Fund.

FUND CHARGES AND EXPENSES
Under the Fund's Management Agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.75%.


Under the Fund's pricing and bookkeeping agreement, the Fund pays the Advisor a monthly fee of $2,250 plus the following percentages of the Fund's average daily net assets over $50 million:

               0.035% on the next $950 million
               0.025% on the next $1 billion
               0.015% on the next $1 billion
               0.001% on the excess over $3 billion

Under the Fund's transfer agency and shareholder servicing agreement, theFund pays LFS a monthly fee at the annual rate of 0.236% of average daily net assets, plus certain out-of-pocket expenses.


RECENT FEES PAID TO THE ADVISOR, LFD AND LFS (dollars in thousands)

                                                         Years Ended October 31
                                                         ----------------------
                                                 1999             1998              1997
                                                 ----             ----              ----
Management fee                                   $861              $557            $ 483
Bookkeeping fee                                    50                35               32
Shareholder service and transfer agent fee        395               245              213
12b-1 fees:
  Service fee (Class A, B & C)                    ---               183              163
  Service fee (Class A)                           139               ---              ---
  Service fee (Class B)                           138               ---              ---
  Service fee (Class C)(a)                          3               ---              ---
  Distribution fee (Class B)                      411               257              208
  Distribution fee (Class C)(a)                     9                 4                (b)


(a) Class C shares were initially offered on August 1, 1997.
(b) Rounds to less than one.

                                       c

BROKERAGE COMMISSIONS (dollars in thousands)

                                                         Years Ended October 31
                                                         ----------------------
                                                 1999             1998              1997
                                                 ----             ----              ----
Total commissions                                $161              $187            $ 123
Directed transactions(c)                            0                 0               --
Commissions on directed transactions                0                 0               --
Commissions on AlphaTrade Inc.                      0                 1               --


(c) See "Management of the Funds - Portfolio Transactions - Brokerage and Research Services" in Part 2 of this SAI.

TRUSTEES AND TRUSTEES' FEES

For fiscal year ended October 31, 1999 and the calendar year ended December 31, 1999, the Trustees received the following compensation for serving as Trustees(d):




                              Aggregate Compensation From     Total Compensation From The Fund Complex Paid
                                Fund For The Fiscal Year      To The Trustees For The Calendar Year Ended
Trustee                          Ended October 31, 1999                   December 31, 1999(e)
-------                       ---------------------------     ---------------------------------------------
Robert J. Birnbaum (f)                    $  947                                   $97,000
Tom Bleasdale                              1,104(g)                                103,000(h)
John V. Carberry(i)                          N/A                                       N/A
Lora S. Collins                              937                                    96,000
James E. Grinnell                            976                                   100,000
Richard W. Lowry                             946                                    97,000
Salvatore Macera                           1,039                                    95,000
William E. Mayer                             945                                   101,000
James L. Moody, Jr.                          879(j)                                 91,000(k)
John J. Neuhauser                            989                                   101,252
Thomas E. Stitzel                          1,039                                    95,000
Robert L. Sullivan                         1,015                                   104,100
Anne-Lee Verville                          1,055(l)                                 96,000(m)



(d) The Fund does not currently provide pension or retirement plan benefits to the Trustees.
(e)           At December 31, 1999, the complex consisted of 51open-end and
              8 closed-end management investment portfolios in the Liberty Funds Group - Boston (Liberty Funds) and 12 open-end management investment portfolios in the Liberty Variable Investment Trust
              (LVIT) (together, the Fund Complex).
(f)           Retired as Trustee of the Trust effective December 31, 1999.
(g)           Includes $511 payable in later years as deferred compensation.
(h)           Includes $52,000 payable in later years as deferred compensation.
(i) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial Companies, Inc. (Liberty Financial).
(j)           Total  compensation of $879 for the fiscal year ended
              October 31, 1999, will be payable in later years as deferred compensation.
(k) Total compensation of $91,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.


                                       e

(l) Total compensation of $1,055 for the fiscal year ended October 31, 1999, will be payable in later years as deferred compensation.

(m) Total compensation of $96,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.


For the calendar year ended December 31, 1999, certain of the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, Liberty All-Star Funds):


                                              Total Compensation
                                      From Liberty All-Star Funds For The
Trustee                            Calendar Year Ended December 31, 1999(n)
-------                            ----------------------------------------

Robert J. Birnbaum(o)                              $25,000
John V. Carberry (o)(p)                                N/A
James E. Grinnell(o)                                25,000
Richard W. Lowry(o)                                 25,000
William E. Mayer (o)                                25,000
John J. Neuhauser (o)                               25,000


(n) The Liberty All-Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Advisor).

(o)  Elected by the sole Trustee of Liberty Funds Trust IX on December 17, 1998.

(p) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial.




OWNERSHIP OF THE FUND


As of record on January 29, 2000, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding Class A, B, C and Z shares of the Fund.

As of record on February 4, 2000, the following shareholders of record owned 5% or more of one or more of each class of the Fund's shares:

Class B Shares: Merrill Lynch, Pierce, Fenner & Smith, Inc., 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, Florida 32246-6484, owned 417,555 shares representing 10.93% of the then outstanding Class B shares.

Class C Shares: Merrill Lynch, Pierce, Fenner & Smith, Inc., 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, Florida 32246, owned 5,928 shares representing 5.83%; Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111-2621, owned 18,041 shares representing 17.73%; Investors Bank & Trust Company Custodian, Peter M. Salvano IRA, 303 Westbridge Drive, Mt.
Airy, JD 21771, owned 6,285 shares representing 6.18%.

Class Z Shares: Colonial Counselor Select Growth Portfolio, 245 Summer Street, Boston, MA 02111, owned 135,742 shares representing 34.03%; Colonial Counselor Select Balanced Portfolio, 245 Summer Street, Boston, MA 02111, owned 263,095 shares representing 65.95%.

At January 31, 2000, there were 5,794 Class A, 7,998 Class B, 269 Class C and 3 Class Z record holders of the Fund.



                                       f

SALES CHARGES (dollars in thousands)


                                                       Class A Shares
                                                   Years Ended October 31
                                                ---------------------------
                                                1999       1998        1997
                                                ----       ----        ----
Aggregate initial sales charges on Fund
   share sales                                  $70         $33        $37
Initial sales charges retained by LFD            59           6          5
Aggregate contingent deferred sales
   charges (CDSC) on Fund redemptions
   retained by LFD                                8         (q)          0

                                                       Class B Shares
                                                  Years Ended October 31
                                                ---------------------------
                                                1999       1998        1997
                                                ----       ----        ----
Aggregate CDSC on Fund redemptions
  retained by LFD                              $202        $139        $82

                                                       Class C Shares
                                                  Years Ended October 31
                                                ---------------------------
                                                1999       1998        1997
                                                ----       ----        ----
Aggregate CDSC on Fund redemptions
  retained by LFD                                $1          $1         $0

(q) Rounds to less than one.


12B-1 PLAN, CDSC AND CONVERSION OF SHARES

The Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to each class of shares, except for Class Z shares. The Fund also pays LFD monthly a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributed to Class B and Class C shares. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees.


The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus. Class Z shares are offered at net asset value and are not subject to a CDSC.


                                       g

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.


SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Fund were:


                                                                     Year Ended October 31, 1999
                                                          Class a Shares     Class B Shares   Class C Shares
                                                          --------------     --------------   --------------

  Fees to FSFs                                                  $152              $342              $6
  Cost of sales material relating to the Fund
    (including printing and mailing expenses)                    118               23                7
  Allocated travel, entertainment and other promotional
    expenses (including advertising)                             87                15                1


INVESTMENT PERFORMANCE

The Fund's Class A, Class B, Class C and Class Z share average annual total returns at October 31, 1999 were:


                                                                 Class A Shares
                                                                 --------------

                                                                                      Period June 8, 1992
                                                                            (commencement of investment operations)
                                       1 Year               5 Years                Through October 31, 1999
                                       ------               -------                ------------------------
  With sales charge of 5.75%           11.00%                8.86%                          10.34%
  Without sales charge                 17.77%                10.16%                         11.23%

                                                                  Class B Shares
                                                                  --------------

                                                                                      Period June 8, 1992
                                                                            (commencement of investment operations)
                                       1 Year               5 Years                Through October 31, 1999
                                       ------               -------                ------------------------
  With applicable CDSC          11.85%(5.00% CDSC)      9.06%(2.00% CDSC)                    10.40%
  Without CDSC                  16.85%                        9.34%                          10.40%







                                       h

                                                                 Class C Shares(r)
                                                                 -----------------

                                                                                      Period June 8, 1992
                                                                            (commencement of investment operations)
                                       1 Year              5 Years(s)             Through October 31, 1999(S)
                                       ------              ----------             ---------------------------

  With applicable CDSC         15.90% (1.00% CDSC)           9.40%                          10.44%
  Without CDSC                 16.90%                        9.40%                          10.44%

                                                                 Class Z Shares(t)
                                                                 -----------------

                                                                                      Period June 8, 1992
                                                                            (commencement of investment operations)
                                       1 Year               5 Years                Through October 31, 1999
                                       ------               -------                ------------------------
                                       17.95%                10.19%                         11.25%




(r) Class C shares were initially offered on August 1, 1997.

(s) Classes C and Z shares (newer classes of shares) performance includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of Class C would be lower and Class Z shares would be higher since Class Z shares are not subject to sales charges or service fees.

(t)  Class Z shares were initially offered on February 16, 1999.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN
The Chase Manhattan Bank, located at 270 Park Avenue, New York, NY 10017-0270, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, MA 02110-2624, are the Fund's independent accountants, providing audit and tax return services and assistance and consultation in connection with the review of various SEC filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.

                         COLONIAL GLOBAL UTILITIES FUND
                       A SERIES OF LIBERTY FUNDS TRUST III
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2000



This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Global Utilities Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 1, 2000. This SAI should be read together with the Prospectus and the Fund's most recent Annual Report dated October 31, 1999. Investors may obtain a free copy of the Prospectus and Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Fund's Financial Statements and Report of Independent Accountants appearing in the October 31, 1999 Annual Report are incorporated into this SAI by reference.





Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS


        PART 1                                                                                      PAGE
        Definitions
        Organization and History
        Investment Objective and Policies
        Fundamental Investment Policies
        Other Investment Policies
        Fund Charges and Expenses
        Investment Performance
        Custodian
        Independent Accountants
        Management of the Fund

        PART 2

        Miscellaneous Investment Practices
        Taxes
        Management of the Funds
        Determination of Net Asset Value
        How to Buy Shares
        Special Purchase Programs/Investor Services
        Programs for Reducing or Eliminating Sales Charges
        How to Sell Shares
        Distributions
        How to Exchange Shares
        Suspension of Redemptions
        Shareholder Liability
        Shareholder Meetings
        Performance Measures
        Appendix I
        Appendix II



GU-xxx-xxx

                                     PART 1
                         COLONIAL GLOBAL UTILITIES FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2000


DEFINITIONS


        "Fund"                      Colonial Global Utilities Fund
        "Trust"                     Liberty Funds Trust III
        "Advisor"                   Stein Roe & Farnham Incorporated, the Fund's investment advisor
        "Administrator"             Colonial Management Associates, Inc., the Fund's administrator
        "LFD"                       Liberty Funds Distributor, Inc., the Fund's distributor
        "LFS"                       Liberty Funds Services, Inc., the Fund's shareholder services and transfer agent
        "Portfolio"                 LFC Utilities Trust


ORGANIZATION AND HISTORY


The Trust is a Massachusetts business trust organized in 1978. The Fund, a diversified series of the Trust, represents the entire interest in a separate series of the Trust. The Fund commenced investment operations on August 23, 1991. The Fund is the successor by reorganization to the Liberty Financial Utilities Fund. The reorganization occurred on March 27, 1995. All references to the Fund as of a time prior to such date shall be deemed to refer to the Liberty Financial Utilities Fund.



On February 26, 1999, LFC Utilities Trust collapsed into the Fund, therefore, terminating the master/feeder fund structure.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.


Effective April 1, 1999, the Trust changed its name from "Colonial Trust III" to its current name.


INVESTMENT OBJECTIVE AND POLICIES


The Fund's Prospectus describes the Fund's investment goals and investment policies. Part 1 of this SAI contains additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 of this SAI contains additional information about the following securities and investment techniques that may be utilized by the Fund:


         Lower Rated Bonds
         Foreign Securities
         Money Market Instruments
         Forward Commitments
         Repurchase Agreements
         Futures Contracts and Related Options
         Foreign Currency Transactions
         Securities Lending
         Zero Coupon Securities
         Pay-In-Kind Securities
         Options on Securities
         Rule 144A Securities

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

                                       b

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

As fundamental policies, the Fund may not:

1. Borrow from banks, other affiliated funds and other entities except to the extent permitted by applicable law and, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Purchase any security on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities (this restriction does not apply to securities purchased on a when-issued basis or to margin deposits in connection with futures and options transactions);


3. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the 1940 Act;



4. Underwrite securities issued by other persons, except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a security and except that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective as the Fund;



5. Make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions,
             (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and
             (d) through repurchase agreements;



6. Purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, as to which there are no percentage limits or restrictions) if immediately after and as a result of such purchase
             (a) more than 5% of the value of its assets would be invested in that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer and except that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective as the Fund;



7. Purchase or sell real estate or interests in real estate limited partnerships (other than securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities and to enter into futures and options transactions in accordance with its investment policies); or



8. Invest more than 25% of its total assets in the securities of issuers whose principal business activities are in the same industry (excluding obligations of the U.S. government and repurchase agreements collateralized by obligations of the U.S. government), except that the Fund may invest without limit (but may not invest less than 25% of its total assets) in the securities of companies in the public utilities industry and except that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective as the Fund.


Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act's diversification requirement, an issuer is the entity whose revenues support the security.

                                       c

OTHER INVESTMENT POLICIES
As non-fundamental investment policies which may be changed without a shareholder vote the Fund may not:

1. Invest in illiquid securities, including repurchase agreements maturing in more than seven days but excluding securities which may be resold pursuant to Rule 144A under the Securities Act of 1933, if, as a result thereof, more than 15% of the net assets (taken at market value at the time of each investment of the Fund, as the case may be) would be invested in such securities and except that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective as the Fund;

2. Invest in companies for the purpose of exercising control or management except that the Fund may invest all or substantially all its assets in another registered investment company having substantially the same investment restrictions as the Fund;

3. Invest in the voting securities of a public utility company if, as a result, it would own 5% or more of the outstanding voting securities of more than one public utility company;

4. Make investments in the securities of other investment companies except that the Fund may invest all or substantially all its assets in another registered investment company having substantially the same investment restrictions as the Fund;


5. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned by the Fund except
             (a) as may be necessary in connection with borrowings mentioned in
             (1) under Fundamental Investment Policies, and (b) the Fund may enter into futures and options transactions; or


6. Invest more than 5% of its total assets in puts, calls, straddles, spreads, or any combination thereof (except that the Fund may enter into transactions in options, futures and options on futures).

FUND CHARGES AND EXPENSES


Under the Fund's management agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.40%.



Under the Fund's administration agreement, the Fund pays the Administrator a monthly fee at the annual rate of 0.25% of its average daily net assets. In addition, under a separate pricing and bookkeeping agreement the Fund pays the Administrator a monthly fee of $2,250 plus the following percentages of the Fund's average daily net assets over $50 million:


                  0.035% on the next $950 million
                  0.025% on the next $1 billion
                  0.015% on the next $1 billion
                  0.001% on the excess over $3 billion


Under the Fund's transfer agency and shareholder servicing agreement, the Fund pays LFS a monthly fee at the annual rate of 0.236% of average daily net assets, plus certain out-of-pocket expenses.


Prior to February 26, 1999, the Fund operated under a "master/feeder" structure as a feeder fund to the Portfolio. This structure was dissolved on February 26, 1999. The following is the expense breakdown for the Portfolio and the Fund prior to February 26, 1999:


Aggregate Fund expenses included the expenses of the Portfolio, which were borne indirectly by the Fund, and the Fund's direct expenses. The Portfolio's expenses included (i) a management fee paid to the Advisor at an annual rate of 0.55% of average daily net assets up to $400 million and 0.50% of average daily net assets thereafter, (ii) an annual $7,500 accounting services fee paid to the Administrator, (iii) an annual pricing and bookkeeping fee of $25,000 plus 0.0025% of the Portfolio's average daily net assets in excess of $50 million and reimbursement of the Advisor's out-of-pocket expenses, and (iv) custody, legal and audit fees and other miscellaneous expenses. The Fund's expenses included
(i) an administrative fee paid to the Administrator at the annual rate of 0.10% of average daily net assets, (ii) a transfer agency and shareholder services fee paid to LFS at the annual rate of 0.20% of average daily net assets plus LFS's out-of-pocket expenses, (iii) the Rule 12b-1 fees paid to LFD described below,
(iv) a pricing and bookkeeping fee paid to the Administrator in the amount of $18,000 per year plus 0.0233% of average daily net assets in excess of $50 million and (v) custody, legal and audit fees and other miscellaneous expenses.


                                       d

RECENT FEES PAID TO THE ADVISOR, ADMINISTRATOR, LFD AND LFS (dollars in thousands)



                                                           Years ended October 31,
                                                   1999              1998             1997
                                                   ----              ----             ----
Management fee                                      $484             $990              $967
Administration fee                                   363              180               176
Bookkeeping fee                                       65               48                47
Shareholder services and transfer agent fee          509              446               495
Allocated expenses from LFC Utilities Trust          348
12b-1 fees
  Service fee (Class A, Class B, Class C)(a)         457              452               439
  Distribution fee (Class B)                          48               31                21
  Distribution fee (Class C)(a)                        8                8                 5



(a) On July 1, 1997, Class D shares were redesignated Class C shares.





BROKERAGE COMMISSIONS


Total brokerage commissions paid by the Fund and the Portfolio for the fiscal years ended October 31, 1997, 1998 and 1999 were $, $329,183, $359,361 and
$235,296 respectively.


TRUSTEES AND TRUSTEES' FEES


For the fiscal year ended October 31, 1999 and the calendar year ended December 31, 1999, the Trustees received the following compensation for serving as Trustees of the Fund (b):



                                 Aggregate Compensation              Total Compensation from
                                      from the Fund                      the Fund Complex
                                   and the Portfolio                 Paid to the Trustees for
                               for the Fiscal Year ended             the Calendar Year ended
Trustee                             October 31, 1999                   December 31, 1999(c)
-------                             ----------------                   --------------------
Robert J. Birnbaum(d)                    $1,176                               $ 97,000
Tom Bleasdale                             1,387(e)                             103,000(f)
John V. Carberry(g)                       N/A                                      N/A
Lora S. Collins                           1,164                                 96,000
James E. Grinnell                         1,213                                100,000

Richard W. Lowry                          1,176                                 97,000
Salvatore Macera                          1,294                                 95,000
William E. Mayer                          1,176                                101,000
James L. Moody, Jr.                       1,094(h)                              91,000(i)
John J. Neuhauser                         1,230                                101,252

Thomas E. Stitzel                         1,294                                 95,000
Robert L. Sullivan                        1,261                                104,100
Anne-Lee Verville                         1,316(j)                              96,000(k)



(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.



(c) At December 31, 1999, the complex consisted of 51 open-end and 10 closed-end management investment portfolios in the Liberty Funds Group - Boston (Liberty Funds) and 12 open-end management investment portfolios in the Liberty Variable Investment Trust (LVIT) (together, the Fund Complex).






(d) Retired as Trustee of the Trust on December 31, 1999.



(e) Includes $636 payable in later years as deferred compensation.


                                       e

(f) Includes $52,000 payable in later years as deferred compensation.






(g) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial Companies, Inc. (Liberty Companies)







(h) Total compensation of $1,094 for the fiscal year ended October 31, 1999, will be payable in later years as deferred compensation.



(i) Total compensation of $91,000 for the calendar year ended December 31, 1999 will be payable in later years as deferred compensation.



(j) Total compensation of $1,316 for the fiscal year ended October 31, 1999 will be payable in later years as deferred compensation.



(k) Total compensation of $96,000 for the calendar year ended December 31, 1999 will be payable in later years as deferred compensation.



For the fiscal year ended December 31, 1999, some of the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc.
and Liberty Funds Trust IX (together, Liberty All-Star Funds):



                                Total Compensation from Liberty All-Star
                                   Funds for the Calendar Year ended
Trustee                                   December 31, 1999(l)
-------                                   --------------------
Robert J. Birnbaum(m)                           $25,000
John V. Carberry(m)(n)                            N/A
James E. Grinnell(m)                            $25,000
Richard W. Lowry(m)                             $25,000
William E. Mayer(m)                             $25,000
John J. Neuhauser(m)                            $25,000



(l) The Liberty All-Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial (an intermediate parent of the Advisor).



(m) Elected by the sole Trustee of Liberty Funds Trust IX on December 17, 1998.



(n) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial.






OWNERSHIP OF THE FUND


The following information is as of record on January 31, 2000:



The officers and Trustees of the Trust as a group beneficially owned less than 1% of the then outstanding Class A, B and C shares of the Fund.



As of record on February 5, 2000, the following shareholders of record owned 5% or more of one or more of each class of the Fund's outstanding shares:



Colonial Management Associates, Inc. Attn: Philip Iudice/Controller, One Financial Center, 11th Floor, Boston, MA 02111-2621, owned 31,597.275 shares representing 40.11% of the then outstanding Class C shares.



Merrill Lynch Pierce Fenner & Smith Inc. for the Sole Benefit of its Customers,
Attn: Fund Administration, 4800 Deer Lake Drive, E 2nd Fl, Jacksonville, FL 32246-6484, owned 32,631.576 shares representing 5.75% of the then outstanding Class B shares and 12,889.322 shares representing 16.36% of the then outstanding Class C shares.


                                       f

As of record on At January 31, 2000, there were 11,729 Class A, 849 Class B and 64 Class C record holders of the Fund.


SALES CHARGES (dollars in thousands)


                                                                      Class A Shares
                                                                  Year ended October 31,
                                                          1999             1998              1997
                                                          ----             ----              ----
Aggregate initial sales charges on Fund share sales       $489              $116             $103
Initial sales charge retained by LFD                        77                22               12



                                                                      Class B Shares
                                                                  Year ended October 31,
                                                          1999             1998              1997
                                                          ----             ----              ----
Aggregate contingent deferred sales charge (CDSC)
   on Fund redemptions retained by LFD                     $12               $13               $4



                                                                      Class C Shares
                                                                  Year ended October 31,
                                                          1999              1998             1997
                                                          ----              ----             ----
Aggregate CDSC on Fund redemptions retained by
   LFD                                                     (o)                (o)             (o)



(o)   Rounds to less than one.


12b-1 PLAN, CDSCS AND CONVERSION OF SHARES
The Fund offers three classes of shares - Class A, Class B and Class C. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to each class of shares. The Fund also pays LFD monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to Class B and Class C shares. LFD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees. The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Administrator) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a contingent deferred sales charge (CDSC). Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing

                                       g
capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value which are not subject to the distribution fee. See the prospectus for a description of the different programs.



SALES RELATED EXPENSES (dollars in thousands) of LFD relating to the Fund for the fiscal year ended October 31, 1999 were:



                                                                  Class A           Class B           Class C
Fees to FSFs                                                        $427              $131                $4
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                           24                15               (p)
Allocated travel, entertainment and other promotional
expenses (including advertising)                                      14                 7               (p)



(p) Rounds to less than one.


INVESTMENT PERFORMANCE


The Fund's average annual total returns at October 31, 1999 were:



                                                                  Class A Shares
                                         ----------------------------------------------------------------------
                                                                                   Period October 15, 1991
                                         1 year               5 years            (commencement of investment
                                                                            operations) through October 31, 1999
                                                                            ------------------------------------
With sales charge of 5.75%               11.50%               13.82%                        11.56%
Without sales charge                     18.31%               15.17%                        12.38%



                                                                  Class B Shares
                                        ----------------------------------------------------------------------
                                                                                  Period October 15, 1991
                                         1 year             5 years(r)    (commencement of investment operations)
                                                                              through October 31, 1999 (q)(r)
                                                                              -------------------------------
With applicable CDSC              12.50% (5.00% CDSC)         14.15%                     11.91% (3.00% CDSC)
Without CDSC                      17.50%                      14.38%                     11.91%



                                                                  Class C Shares
                                        ----------------------------------------------------------------------
                                                                                   Period October 15, 1991
                                         1 year           5 years(q)(r)   (commencement of investment operations)
                                                                              through October 31, 1999 (q)(r)
                                                                              -------------------------------
With applicable CDSC              16.42% (1.00% CDSC)         14.38%                     11.91%
Without CDSC                      17.42%                      14.38%                     11.91%






(q) Class B and C are newer classes of shares their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer


                                       h
     classes of shares would be lower. Class A shares were initially offered on October 15, 1991, Class B shares were initially offered on March 27, 1995 and Class C shares were initially offered on March 27, 1995.



(r) Performance results reflect any voluntary waiver or reimbursement by the Advisor and/or its affiliates of class expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See the prospectus for details.









See Part 2 of this SAI, "Performance Measures" for how calculations are made.


CUSTODIAN
The Chase Manhattan Bank, located at 270 Park Avenue, New York, New York 10017-2070, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, Massachusetts 02110-2624, are the Fund's independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.


MANAGEMENT OF THE FUND
INVESTMENT ADVISOR
Under its Management Agreement with the Fund, the Advisor provides the Fund with discretionary investment services. Specifically, the Advisor is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objective, program, and restrictions as provided in the Fund's prospectus and this Statement of Additional Information. The Advisor is also responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions (See "Fund Transactions" below). The Management Agreement provides for the payment to the Advisor of the fee described above under "Fund Charges and Expenses."

The Advisor is an indirect wholly-owned subsidiary of Liberty Financial, which in turn is an indirect subsidiary of Liberty Mutual Insurance Company.


The Advisor is the successor to an investment advisory business that was founded in 1932. The Advisor acts as investment advisor to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations and other institutional investors. As of December 31, 1999, the Advisor managed over $30 billion in assets.



The director of the Advisor is C. Allen Merritt, Jr. Mr. Merritt is President and Chief Executive Officer of Liberty Financial; Stephen E. Gibson is President of the Advisor's Mutual Funds division and William E. Rankin is President of the Advisor's Private Capital Management division. The business address of Mr. Merritt is 600 Atlantic Avenue, Federal

Reserve Plaza, Boston, Massachusetts 02210; that of Mr. Rankin is One South Wacker Drive, Chicago, Illinois 60606 and that of Mr. Gibson is One Financial Center, Boston, Massachusetts 02111-2624.


Under the Management Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which such Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.

See Part 2 of this SAI, "Management of the Funds" for information about the trustees and officers of the Fund.

FUND TRANSACTIONS
The Advisor places the orders for the purchase and sale of the Fund's portfolio securities and options and futures contracts. The Advisor's overriding objective in effecting transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Advisor's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the Advisor's knowledge of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Advisor's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Fund may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Advisor's staff while effecting transactions. The general level of brokerage commissions paid is reviewed by the Advisor, and reports are made annually to the Board of Trustees of the Fund.

With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular transaction for the Fund, the Advisor often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer databases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Advisor uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Fund, to such brokers or dealers to ensure the continued receipt of research products or services that the Advisor feels are useful. In certain instances, the Advisor receives from brokers and dealers products or services which are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, the Advisor makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Advisor (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions by clients (including the Fund), while the portions of the costs attributable to non-research usage of such products or services is paid by the Advisor in cash. No person acting on behalf of the Fund is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. The Advisor may also receive research connection with selling concessions and designations in fixed price offerings in which the Fund participates. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Advisor and not all such research products or services are used in connection with the management of the Fund.

As stated above, the Advisor's overriding objective in effecting transactions for the Fund is to seek to obtain the best combination of price and execution. However, consistent with the provisions of the Rules of Fair Practice of the National Association of Securities Dealers, Inc., the Advisor may, in selecting broker dealers to effect transactions for the Fund, and where more than one broker dealer is believed capable of providing the best combination of price and execution with respect to a particular transaction, select a broker dealer in recognition of its sales of shares of the Fund. The Advisor maintains an internal procedure to identify broker dealers which have sold shares of the Fund and the amount of such shares sold by them. Neither the Fund nor the Advisor have entered into any agreement with, or made any commitment to, any broker dealer which would bind the Advisor or the Fund to compensate any broker dealer, directly or indirectly, for sales of shares of the Fund. The Advisor does not cause the Fund to pay brokerage commissions higher than those obtainable from other broker dealers in recognition of such sales.

                                       j

With respect to the Fund's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, the Advisor may also consider the part, if any, played by the broker or dealer in bringing the security involved to the Advisor's attention, including investment research related to the security and provided to the Fund.

The Fund has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for the Fund's portfolio securities held by the Fund. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of Fair Practice of the National Association of Securities Dealers.







                                       k

                        COLONIAL STRATEGIC BALANCED FUND
                       A SERIES OF LIBERTY FUNDS TRUST III
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2000




This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Strategic Balanced Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 1, 2000. This SAI should be read together with the Prospectus and the Fund's most recent Annual Report dated October 31, 1999. Investors may obtain a free copy of the Prospectus and Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Accountants appearing in the October 31, 1999 Annual Report, are incorporated in this SAI by reference.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS


        PART 1                                                              PAGE
        Definitions                                                          b
        Organization and History                                             b
        Investment Objective and Policies                                    b
        Fundamental Investment Policies                                      c
        Other Investment Policies                                            c
        Fund Charges and Expenses                                            c
        Investment Performance                                               f
        Custodian                                                            g
        Independent Accountants                                              g


        PART 2

        Miscellaneous Investment Practices                                   1
        Taxes                                                               11
        Management of the Funds                                             14
        Determination of Net Asset Value                                    19
        How to Buy Shares                                                   20
        Special Purchase Programs/Investor Services                         21
        Programs for Reducing or Eliminating Sales Charges                  22
        How to Sell Shares                                                  24
        Distributions                                                       26
        How to Exchange Shares                                              26
        Suspension of Redemptions                                           27
        Shareholder Liability                                               27
        Shareholder Meetings                                                27
        Performance Measures                                                27
        Appendix I                                                          29
        Appendix II                                                         34



791-16/433A-0200

                                     PART 1
                        COLONIAL STRATEGIC BALANCED FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2000


DEFINITIONS


        "Trust"       Liberty Funds Trust III


        "Fund"        Colonial Strategic Balanced Fund

        "Advisor"     Colonial Management Associates, Inc., the Fund's
                        investment advisor

        "LFD"         Liberty Funds Distributor, Inc., the Fund's distributor


        "LFS"         Liberty Funds Services, Inc., the Fund's shareholder
                        services and transfer agent


ORGANIZATION AND HISTORY


The Trust is a Massachusetts business trust organized in 1986. The Fund, a diversified series of the Trust, commenced investment operations on September 19, 1994 and represents the entire interest in a separate series of the Trust.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.


Effective April 1, 1999, the Trust changed its name from Colonial Trust III to its current name. Effective July 1, 1997 the Fund's Class D shares were redesignated Class C shares.


INVESTMENT OBJECTIVE AND POLICIES


The Fund's Prospectus describes its investment objective and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:


          Lower Rated Debt Securities
          Small Companies
          Foreign Securities
          Zero Coupon Securities
          Pay-in-Kind Securities
          Money Market Instruments
          Forward Commitments
          Repurchase Agreements
          Futures Contracts and Related Options
          Foreign Currency Transactions
          Other Investment Companies
          Non-Agency Mortgage Backed Securities
          Rule 144A Securities

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.


                                       b

As fundamental policies, the Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;


3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;



4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the 1940 Act;



5. Underwrite securities issued by others only when disposing of portfolio securities;



6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and



7. Not concentrate more than 25% of its total assets in any one industry or, with respect to 75% of total assets, purchase any security (other than obligations of the U.S. government and cash items including receivables), if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer.


Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.       Invest more than 15% of its net assets in illiquid assets.

Notwithstanding the investment policies of the Fund, the Fund may invest substantially all of its investable assets in another investment company that has substantially the same investment objective, policies and restrictions as the Fund.

FUND CHARGES AND EXPENSES

Under the Fund's Management Agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.70%.


Under the Fund's pricing and bookkeeping agreement, the Fund pays the Advisor a monthly fee of $2,250 plus the following percentages of the Fund's average daily net assets over $50 million:



                     0.035% on the next $950 million
                     0.025% on the next $1 billion
                     0.015% on the next $1 billion
                     0.001% on the excess over $3 billion



Under the Fund's transfer agency and shareholder servicing agreement, the Fund pays LFS a monthly fee at the annual rate of 0.236% of average daily net assets, plus certain out-of-pocket expenses.



                                       c

RECENT FEES PAID TO THE ADVISOR, LFD AND LFS (dollars in thousands)



                                                         Years ended October 31
                                                      1999        1998        1997
                                                    -------     -------     -------
Management fee                                      $ 1,263     $ 1,063     $   712
Bookkeeping fee                                          73          63          45
Shareholder service and transfer agent fee              550         455         318
12b-1 fees:
      Service fee (Classes A, B and C)                  452         381         256
      Distribution fee (Class A)                         94         157         110
      Distribution fee (Class B)                        862         691         450
      Distribution fee (Class C)                         68          56          39(a)
Fees and expenses waived or borne by the Advisor       --           (15)        (94)
Fees and expenses waived or borne by the
      Distributor (Class A)                             (19)       --          --


(a) On July 1, 1997 the Fund's Class D shares were redesignated Class C shares.

BROKERAGE COMMISSIONS (dollars in thousands)


                                                        Years ended October 31
                                                      1999       1998       1997
                                                      ----       ----       ----
Total commissions                                     $ 93       $ 81       $ 29
Directed transactions                                    0          0        591
Commissions on directed transactions                     0          0          1
Commissions paid to AlphaTrade Inc.                     66         22          0


TRUSTEES AND TRUSTEES' FEES


For the fiscal year ended October 31, 1999 and the calendar year ended December 31, 1999 the Trustees received the following compensation for serving as Trustees(b):



                                                                Total Compensation from the Fund
                               Aggregate Compensation from      Complex Paid to the Trustees for
                              Fund for the Fiscal Year Ended        the Calendar Year Ended
Trustee                              October 31, 1999                 December 31, 1999(c)
-------                       ------------------------------    --------------------------------
Robert J. Birnbaum(d)                   $  1,169                           $ 97,000
Tom Bleasdale                              1,361(e)                         103,000(f)
John V. Carberry(g)                          N/A                                N/A
Lora S. Collins                            1,157                             96,000
James E. Grinnell                          1,205                            100,000
Richard W. Lowry                           1,169                             97,000
Salvatore Macera                           1,280                             95,000
William E. Mayer                           1,168                            101,000
James L. Moody, Jr                         1,087(h)                          91,000(i)
John J. Neuhauser                          1,221                            101,252
Thomas E. Stitzel                          1,280                             95,000
Robert L. Sullivan                         1,252                            104,100
Anne-Lee Verville                          1,301(j)                          96,000(k)



(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.



(c) At December 31, 1999, the complex consisted of 51 open-end and 8 closed-end management investment portfolios in the Liberty Funds Group
         - Boston (Liberty Funds) and 12 open-end management investment portfolios in the Liberty Variable Investment Trust (LVIT) (together, the Fund Complex).



                                       d

(d)      Retired as Trustee of the Trust on December 31, 1999.



(e)      Includes $632 payable in later years as deferred compensation.



(f)      Includes $52,000 payable in later years as deferred compensation.



(g) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial Companies, Inc. (Liberty Financial).



(h) Total compensation of $1,087 for the fiscal year ended October 31, 1999, will be payable in later years as deferred compensation.



(i) Total compensation of $91,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.



(j) Total compensation of $1,301 for the fiscal year ended October 31, 1999, will be payable in later years as deferred compensation.



(k) Total compensation of $96,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.



For the fiscal year ended December 31, 1999, some of the Trustees received the following compensation in their capacities as trustees or directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, Liberty All-Star Funds):



                                                    Total Compensation From
                                                   Liberty All-Star Funds for
                                                        the Calendar Year
Trustee                                            Ended December 31, 1999 (l)
-------                                            ---------------------------
Robert J. Birnbaum(m)                                        $25,000
John V. Carberry (m)(n)                                        N/A
James E. Grinnell(m)                                          25,000
Richard W. Lowry(m)                                           25,000
William E. Mayer(m)                                           25,000
John J. Neuhauser(m)                                          25,000



(l) The Liberty All-Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial (an intermediate parent of the Advisor).



(m)      Elected by the sole Trustee of Liberty Funds Trust IX on December 17,
         1998.



(n) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial.





OWNERSHIP OF THE FUND


As of record on January 31, 2000, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of the Fund.



As of record on February 5, 2000, the following shareholders of record owned 5% or more of one or more of each Class of the Fund's outstanding shares:



Class A



Sales Marketing Services, Inc.                              7.31%
P.O. Box 516
Metairie, LA 70004-0516






                                       e

As of record on January 31, 2000, there were 3,663 Class A, 10,642 Class B and 743 Class C record holders of the Fund.


SALES CHARGES (dollars in thousands)


                                                                     Class A Shares
                                                                Years ended October 31,
                                                             1999         1998        1997
                                                            ------        ----        ----
Aggregate initial sales charges on Fund share sales         $1,811        $317        $383

Initial sales charges retained by LFD                           23          38          40

Aggregate contingent deferred sales charges (CDSC)
  on Fund redemptions retained by LFD                           (o)          5           0



                                                                     Class B Shares
                                                                 Years ended October 31,
                                                               1999       1998       1997
                                                               ----       ----       ----
Aggregate CDSC on Fund redemptions retained by LFD             $360       $182       $124



                                                                     Class C Shares
                                                                Years ended October 31,
                                                              1999        1998       1997
                                                              ----        ----       ----
Aggregate CDSC on Fund redemptions retained by LFD              $2          $2         $4



(o)      Rounds to less than one.


12b-1 PLAN, CDSC AND CONVERSION OF SHARES


The Fund offers three classes of shares - Class A, Class B and Class C. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.25% of net assets attributed to each Class of shares. The Fund's Class A shares pay LFD monthly a distribution fee at an annual rate of 0.10% of the average daily net assets and Class B and Class C shares pay LFD monthly a distribution fee at an annual rate of 0.75% of the average daily net assets. LFD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees. The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.


The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


                                       f

Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value.

SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Fund were:


                                                              Year ended October 31, 1999
                                                   Class A Shares    Class B Shares    Class C Shares
                                                   --------------    --------------    --------------
Fees to FSFs                                           $  124            $1,289            $   39

Cost of sales material relating to the Fund
  (including printing and mailing expenses)                20                81                10

Allocated travel, entertainment and other
  promotional expenses (including advertising)             17                70                 8


INVESTMENT PERFORMANCE

The Fund's Class A, Class B and Class C share yields for the month ended October 31, 1999 were:


                Class A Shares             Class B Shares            Class C Shares
                     Yield                     Yield                      Yield
                --------------             --------------            --------------
                     3.22%                     2.69%                      2.69%



The Fund's Class A, Class B and Class C share average annual total returns at October 31, 1999 were:



                                                          Class A Shares

                                                                        Period September 19, 1994
                                                                 (commencement of investment operations)
                                   1 year          5 years               through October 31, 1999
                                   ------          -------       ---------------------------------------
With sales charge of 4.75%(p)      3.32%           12.93%                        12.40%
Without sales charge(p)            8.47%           14.03%                        13.48%



                                                              Class B Shares

                                                                                      Period September 19, 1994
                                                                               (commencement of investment operations)
                                    1 year                   5 years                   through October 31, 1999
                                    ------                   -------           ---------------------------------------
With applicable CDSC (p)       2.87% (5.00% CDSC)      13.26% (2.00% CDSC)                12.83% (1.00% CDSC)
Without CDSC(p)                7.87%                   13.51%                             12.95%



                                                              Class C Shares

                                                                                      Period September 19, 1994
                                                                               (commencement of investment operations)
                                    1 year                   5 years                   through October 31, 1999
                                    ------                   -------           ---------------------------------------
With applicable CDSC(p)        6.78% (1.00% CDSC)      13.49% (0.00% CDSC)                12.94% (0.00% CDSC)
Without CDSC(p)                7.78%                   13.49%                             12.94%



(p) Performance results reflect any voluntary waiver or reimbursement by the Advisor and/or its affiliates of class expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See the Prospectus for details.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN


                                       g

The Chase Manhattan Bank, located at 270 Park Avenue, New York, New York 10017-2070, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.


                                       h

INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, Massachusetts 02110-2624, are the Fund's independent accountants, providing audit and tax return preparation services and assistance and consultation in connection with the review of various SEC filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.

                           CRABBE HUSON SMALL CAP FUND
                          THE CRABBE HUSON SPECIAL FUND
                    CRABBE HUSON REAL ESTATE INVESTMENT FUND
                            CRABBE HUSON EQUITY FUND
                    CRABBE HUSON MANAGED INCOME & EQUITY FUND
                        CRABBE HUSON OREGON TAX-FREE FUND
                       CRABBE HUSON CONTRARIAN INCOME FUND
                            (collectively, the Funds)

                       A Series of Liberty Funds Trust III

                       STATEMENT OF ADDITIONAL INFORMATION


                                  March 1, 2000



This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of the Funds. This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectuses of the Funds dated March 1, 2000 and the Funds' most recent Annual Report dated October 31, 1999. This SAI should be read together with the Prospectuses. Investors may obtain a free copy of a Prospectus and Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The financial statements and Independent Auditors' Report appearing in the Funds' October 31, 1999 Annual Report are incorporated in this SAI by reference.


Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS

         Part 1                                                        Page

         Definitions
         Organization and History
         Investment Objective and Policies
         Fundamental Investment Policies
         Other Investment Policies
         Tax Considerations of the Oregon Tax-Free Fund
         Portfolio Turnover
         Fund Charges and Expenses
         Investment Performance
         Custodian
         Independent Auditors

         Part 2

         Miscellaneous Investment Practices
         Taxes
         Management of the Funds
         Determination of Net Asset Value
         How to Buy Shares
         Special Purchase Programs/Investor Services
         Programs for Reducing or Eliminating Sales Charges
         How to Sell Shares
         Distributions
         How to Exchange Shares
         Suspension of Redemptions
         Shareholder Liability
         Shareholder Meetings
         Performance Measures
         Appendix I
         Appendix II

CHF-16/573A-0200

                                     Part 1
                           CRABBE HUSON SMALL CAP FUND
                          THE CRABBE HUSON SPECIAL FUND
                    CRABBE HUSON REAL ESTATE INVESTMENT FUND
                            CRABBE HUSON EQUITY FUND
                    CRABBE HUSON MANAGED INCOME & EQUITY FUND
                        CRABBE HUSON OREGON TAX-FREE FUND
                       CRABBE HUSON CONTRARIAN INCOME FUND

                       Statement of Additional Information

                                  March 1, 2000


DEFINITIONS

       "Trust"                     Liberty Funds Trust III
       "Small Cap Fund"            Crabbe Huson Small Cap Fund
       "Special Fund"              The Crabbe Huson Special Fund
       "Real Estate Fund"          Crabbe Huson Real Estate Investment Fund
       "Equity Fund"               Crabbe Huson Equity Fund
       "Managed Fund"              Crabbe Huson Managed Income & Equity Fund
       "Oregon Tax-Free Fund"      Crabbe Huson Oregon Tax-Free Fund
       "Income Fund"               Crabbe Huson Contrarian Income Fund

       "Advisor" Crabbe Huson Group, Inc., the Funds' investment advisor "Administrator" Colonial Management Associates, Inc., the Funds'
        administrator
       "LFD"  Liberty  Funds   Distributor,   Inc.,  the  Funds' distributor
       "LFS" Liberty Funds Services, Inc., the Funds' shareholder services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1986. Each Fund, a diversified series of the Trust, represents the entire interest in a separate series of the Trust. Small Cap Fund commenced investment operations on February 20, 1996; Special Fund commenced investment operations on February 20, 1996; Real Estate Fund commenced investment operations on April 4, 1994; Equity Fund commenced investment operations on October 3, 1996; Managed Fund commenced investment operations on October 28, 1996; Oregon Tax-Free Fund commenced investment operations on October 4, 1984; and Income Fund commenced investment operations on January 31, 1989.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Funds and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.


Effective April 1, 1999, the Trust changed its name from Colonial Trust III to its current name. Effective October 19, 1998, Crabbe Huson Income Fund's name was changed to Crabbe Huson Contrarian Income Fund and Crabbe Huson Asset Allocation Fund's name was changed to Crabbe Huson Managed Income & Equity Fund.


Each Fund, other than the Special Fund, is the successor to the corresponding series of the former Crabbe Huson Funds, a Delaware business trust organized in 1995. The Special Fund is a successor series to an Oregon corporation organized in 1987. On September 30, 1998, the shareholders of each Fund's predecessor series, other than the Special Fund's predecessor whose shareholders met on December 21, 1998, approved an Agreement and Plan of Reorganization pursuant to which such predecessor series was reorganized as a separate series of the Trust. At the closing of each reorganization, shareholders of the corresponding predecessor series received Class A shares for their shares or those designated as "Primary Class", or Class I shares for those designated as "Institutional Class," of the successor series equal in net asset value to the shares of the predecessor series they held. See Part 2 of this SAI for more information.

INVESTMENT OBJECTIVE AND POLICIES
The Funds' Prospectuses describe their investment objectives and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that are utilized by the Funds:

       Foreign Securities                          Money Market Instruments
       Repurchase Agreements                       Securities Loans
       Participation Interests                     Forward Commitments
       Futures Contracts and Related Options       Options on Securities
       Small Companies                             Rule 144A Securities
       Lower Rated Debt Securities                 Foreign Currency Transactions

Except  as  indicated  under  "Fundamental   Investment  Policies,"  the  Funds'
investment policies are not fundamental and the Trustees may change the policies without shareholder approval.



FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Each Fund may:
1. Borrow from banks, other affiliated funds and other persons to the extent permitted by applicable law, provided that a Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;
2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; provided that the Real Estate Fund may invest in securities that are secured by real estate or interests therein and may purchase and sell mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities;
3. Purchase and sell futures contracts and related options as long as the total initial margin and premiums do not exceed 5% of total assets;

4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the Act;


5. Underwrite securities issued by others only when disposing of portfolio securities;


6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements; and


7. Not concentrate more than 25% (not applicable to the Real Estate Fund) of its total assets in any one industry or with respect to 75% of the Fund's assets (not applicable to the Oregon Tax-Free Fund), purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States or any agency or instrumentality thereof) if, as a result of such purchase, more than 5% of the Fund's total assets would be invested in the securities of such issuer.

Notwithstanding the investment policies and restrictions of the Funds, each Fund may invest all or a portion of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as such Fund.

OTHER INVESTMENT POLICIES
As  non-fundamental   investment   policies  which  may  be  changed  without  a
shareholder vote, each Fund may not:

1. Have a short sales position (except for the Special Fund), unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of securities; and
2. Invest more than 15% of its net assets in illiquid securities.

TAX CONSIDERATIONS OF THE OREGON TAX-FREE FUND
If the Oregon Tax-Free Fund does not qualify as a regulated investment company under the Internal Revenue Code (Code), it will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments made to shareholders and will be unable to pay "exempt interest dividends," as discussed in the Prospectus.

From time to time, proposals have been introduced before Congress and the Internal Revenue Service for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities, including private activity bonds. It is likely that similar proposals will be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Fund and the value of the Fund's portfolio could be adversely affected. In such event, the Fund would re-evaluate its investment objectives and policies and consider recommending to its shareholders changes in the structure of the Fund.

Section 147 of the Code prohibits exemption from taxation of interest on certain governmental obligations paid to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. "Substantial user" is generally defined to include a "nonexempt person" who is entitled to use more than 5% of a facility financed from the proceeds of industrial development bonds. No investigation as to the substantial users of the facilities financed by bonds in the Fund's portfolio will be made by the Fund. Potential investors who may be, or may be related to, substantial users of such facilities should consult their tax advisors before purchasing shares of the Fund.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. The Fund provides each shareholder with an annual statement of the federal income tax status of all distributions, including a statement of percentage of the prior year's distributions designated by the Fund to be treated as tax-exempt interest or long-term capital gain. The dollar amounts of tax-exempt and taxable dividends and distributions paid by the Fund that are reported annually to shareholders will vary for each shareholder, depending upon the size and duration of the shareholder's investment in the Fund. To the extent that the Fund derives investment income from taxable interest, it intends to designate as the actual taxable income the same percentage of each day's dividend as the actual taxable income bears to the total investment income earned on that day. The percentage of the dividend designated as taxable (if any), therefore, may vary from day to day.


Individuals, trusts, and estates who or which are residents of the state of Oregon will not be subject to the Oregon personal income tax on distributions from the Fund representing tax-exempt interest paid on municipal securities issued by the State of Oregon and its political subdivisions. Distributions to Oregon residents representing earnings of the Fund from sources other than such tax-exempt interest will be subject to the Oregon personal income tax. In addition, the Fund anticipates that all distributions from the Fund, from any source, to corporations subject to the Oregon corporation excise tax will be subject to that tax. For purposes of the Oregon personal income tax , income from Fund distributions of interest paid on municipal securities issued by a state, other than Oregon, and its political subdivisions will be reduced by interest on indebtedness incurred to carry such securities and expenses incurred to produce such income. For purposes of the Oregon corporate excise tax, income from Fund distributions of interest paid on municipal securities issued by a state, including Oregon, and its political subdivisions will be reduced by interest on indebtedness incurred to produce such income.


The Oregon Corporation Excise Tax Law of 1929, as amended, generally taxes corporations on income received from municipal securities, including those issued by the state of Oregon and its political subdivisions. Since this Fund is a trust, it would generally be subject to such a tax. However, Oregon Revised Statutes Section 317.309(2) provides that a registered investment company may deduct from its income an amount equal to the exempt interest dividends paid to its shareholders. The Fund expects to distribute substantially all of its interest income as dividends to its shareholders and, therefore, does not expect to be liable for Oregon Corporate Excise tax.


Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying "exempt interest dividends," such as the Fund, is not deductible by the investor. Under rules used by the Internal Revenue Service, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares. In addition, under Sections 265 and 291 of the Code, certain financial institutions acquiring shares may be subject to a reduction in the amount of interest expense that would otherwise be allowable as a deduction for federal income tax purposes.

PORTFOLIO TURNOVER
Portfolio turnover is included in the Prospectuses under "Financial Highlights." High portfolio turnover may cause a Fund to realize capital gains which, if realized and distributed by a Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commission and other transaction costs, which will be borne directly by a Fund.

FUND CHARGES AND EXPENSES
Under the Funds' management agreements, each Fund pays the Advisor a fee for its services that accrues daily and is payable monthly. Fees are based on a percentage of the average daily net assets of each Fund, as set forth below (subject to reductions that the Advisor may agree to periodically):

                                          Small Cap Fund
                                           Special Fund
                                         Real Estate Fund
                                            Equity Fund
                                           Managed Fund                  Income Fund         Oregon Tax-Free Fund
Net Asset Value                            Annual Rate                   Annual Rate              Annual Rate
---------------                            -----------                   -----------              -----------
First $100 million                              1.05%                      0.80%                    0.55%
Next $400 million                               0.90%                      0.65%                    0.50%
Amounts over $500 million                       0.65%                      0.55%                    0.45%

The Funds each pay the Administrator a monthly pricing and bookkeeping fee of $2,250 per Fund plus the following percentages of each Fund's average daily net assets over $50 million (subject to reductions that the Administrator may agree to periodically):

                                            0.035%  on  the  next  $950  million
                                            0.025% on the next $1 billion 0.015%
                                            on the next $1 billion 0.001% on the
                                            excess over $3 billion


Under each Fund's transfer agency and shareholder servicing agreement, the Special, Small Cap, Real Estate, Equity and Managed Funds each pay LFS a monthly fee at the annual rate of 0.236% of the average daily net assets attributable to such Fund's Class A, B, C and Z shares, plus certain out-of-pocket expenses, the Income Fund pays a monthly fee at the annual rate of 0.17% of the average daily net assets attributable to such Fund's Class A, B, C and Z shares, plus certain out-of-pocket expenses and the Oregon Tax-Free Fund pays a monthly fee at the annual rate of 0.13% of the average daily net assets attributable to each class of shares, plus certain out-of-pocket expenses. Each Fund which offers Class I shares pays LFS a monthly fee at the annual rate of 0.0025% of the average daily net assets attributable to such Fund's Class I shares, plus certain out-of-pocket expenses.


Recent Fees paid to the Advisor, LFD and LFS. (dollars in thousands)


Special Fund

                                                                         Year ended October 31

                                                                   1999           1998          1997
                                                                   ----           ----          ----
Management fee                                                     $766          $2,241         $3,610
Fees and expenses waived or borne by the Advisor/Administrator    (576)            (834)          (315)
Bookkeeping fee                                                     36               40           N/A
Administration fee                                                  38              114            174

Shareholder servicing and transfer agent fee:

  Class A, B, C (a)                                                278            593              729
12b-1 fees -   Service Fee Class A                                 192            608              637
Small Cap Fund
                                                                         Year ended October 31

                                                                  1999          1998             1997
                                                                  ----          ----             ----
Management fee                                                    $570         $1,160            $628
Fees and expenses waived or borne by the Advisor/Administrator    (242)           (269)         (124)
Bookkeeping fee                                                       30            14            N/A
Administration fee                                                    29            64             28
Shareholder servicing and transfer
  agent fee - Class A, B C (a)                                        44            63             47
Class I                                                                2            28             14
12b-1 fees - Service Fee Class A                                      25            77             61




Real Estate Fund

                                                                            Year ended October 31

                                                                   1999            1998             1997
                                                                   ----            ----             ----
Management fee                                                     $137            $267             $312
Fees and expenses waived or borne by the Advisor/Administrator     (111)           (114)              (82)
Bookkeeping fee                                                     27                 5            N/A
Administration fee                                                   7                11               13
Shareholder servicing and transfer agent fee: Class A, B, C         44                50               35
(a)

12b-1 fees:

  Service Fee Class A                                               32              69               78             41
  Service Fee Class B                                               (b)
  Service Fee Class C                                               (b)
  Distribution Fee Class B                                           3
  Distribution Fee Class C                                          (b)


The Real Estate Fund entered into a subadvisory  agreement with Aldrich  Eastman
Waltch,  L.P. and the Advisor on September 6, 1995.  The Advisor paid to Adlrich
Eastman Waltch, L.P. a portion of its fee. In the years ending October 31, 1996 and 1997, the Advisor paid advisory fees of $62,591 and $121,986, respectively, to Aldrich Eastman Waltch, L.P. This Subadvisory Agreement has been terminated.

Equity Fund

                                                                            Year ended October 31
                                                                      1999          1998           1997
                                                                      ----          ----           ----
Management fee                                                       $1,621        $3,301         $3,617
Fees and expenses waived or borne by the Advisor/Administrator       (478)            (136)           (78)
Bookkeeping fee                                                        70               41          N/A
Administration fee                                                     87              172            178
Shareholder servicing and transfer
  agent fee - Class A, B, C (a)                                       462              357            349
Shareholder servicing and transfer agent fee: Class I                 (b)              19              12
12b-1 fees:
  Service Fee Class A                                                 378            849            956           1,142
  Service Fee Class B                                                 (b)
  Service Fee Class C                                                 (b)
  Distribution Fee Class B                                            (b)
  Distribution Fee Class C                                            (b)

Managed Fund

                                                                         Year ended October 31

                                                                  1999           1998           1997
                                                                  ----           ----           ----
Management fee                                                    $775          $1,185         $1,180
Fees and expenses waived or borne by the                          (258)            (224)          (162)
Advisor/Administrator
Bookkeeping fee                                                    37                16         N/A
Administration fee                                                 38                61             57
Shareholder servicing and transfer
  agent fee - Class A, B, C (a)                                                      81            88
Class I                                                            (b)              21             14
12b-1 fees:
  Service Fee Class A                                              127           176            265
  Service Fee Class B                                              (b)
  Service Fee Class C                                              (b)
  Distribution Fee Class B                                         (b)
  Distribution Fee Class C                                         (b)





Oregon Tax-Free Fund

                                                                         Year ended October 31

                                                                   1999          1998          1997
                                                                   ----          ----          ----
Management fee                                                     $118          $132          $131
Fees or expenses waived or borne by the Advisor/Administrator      (75)             (2)          (31)
Bookkeeping fee                                                     27                          N/A
Administration fee                                                  12              11            11
Shareholder servicing and transfer agent fee
  Class A, B, C (a)                                                 44            31            34
12b-1 fees - Service Fee Class A                                    59              45          44
  Distribution Fee Class B                                         (b)


Income Fund

                                                                         Year ended October 31

                                                                 1999          1998           1997
                                                                  ----          ----           ----
Management fee                                                    $44           $41             $28
Fees and expenses waived or borne by the                         (150)          (86)            (28)
Advisor/Administrator
Bookkeeping fee                                                    27              3            N/A
Administration fee                                                 3               2              2
Shareholder servicing and transfer
  agent fee - Class A, B, C (a)                                   $14            22             24
Class I                                                           (b)           (a)             N/A
12b-1 fees:
  Service Fee Class A                                              13            13              7
  Service Fee Class B                                             (b)
  Service Fee Class C                                             (b)
  Distribution Fee Class B                                        (b)
  Distribution Fee Class C                                        (b)

(a)  Class B and Class C shares were initially offered on January 27, 1999.(b)
     Rounds to less than $1.



Additionally, the Advisor received a fee for certain shareholder liaison services it provided to the Funds, including responding to shareholder inquiries, providing information on shareholder investments and performing certain clerical tasks. In each of the last three years, for such services, the Advisor has been paid by the Funds an aggregate of $100,000 per year. The Funds paid their pro rata share of such fee based upon their net asset value.

Brokerage Commissions
In addition to placing the Funds' brokerage business with firms that provide research and market and statistical services to the Advisor, the Funds' brokerage business may also be placed with firms that agree to pay a portion of certain Fund expenses, consistent with achieving the best price and execution. On November 29, 1995, the Special, Equity, Managed and Real Estate Funds entered into an arrangement with State Street Brokerage Services, Inc. (SSBSI), in which these Funds will receive credits to offset transfer agency, administration and accounting fees by using SSBSI to execute their portfolio transactions. For the fiscal year ending October 31, 1998, the Equity Fund and Managed Fund received total credits of $31,664.




For the fiscal year ended October 31, 1997, the Special Fund paid $1,277,614, the Small Cap Fund paid $275,266, the Equity Fund paid $1,968,522, the Managed Fund paid $366,934 and the Real Estate Fund paid $115,913 in brokerage commissions. The Oregon Tax-Free Fund and the Income Fund did not pay any brokerage commissions in the fiscal year ended October 31, 1997. Of the commissions paid in the fiscal year ended October 31, 1997, the Special Fund paid $658,128, the Small Cap Fund paid $1,503,609, the Equity Fund paid $275,112, the Managed Fund paid $170,543 and the Real Estate Investment Fund paid $113,258 in commissions to brokers that provided both research and execution services or third party research products.

For the fiscal year ended October 31, 1998, the Special Fund paid $486,983, the Small Cap Fund paid $3,308,657, the Equity Fund paid $2,293,918, the Managed Fund paid $447,992 and the Real Estate Fund paid $104,957 in brokerage commissions. Neither the Oregon Fund nor the Income Fund paid brokerage commissions during the period. Of the commissions paid during the fiscal year ended October 31, 1998, the Equity Fund paid $51,138 and the Managed Fund paid $3,906 in commissions to brokers that provided both research and execution services or third party research products.


Brokerage Commissions for the fiscal year ended October 31, 1999 were:


                                          Special     Small Cap   Equity Fund   Managed       Real         Oregon      Income
                                           Fund         Fund                      Fund     Estate Fund  Tax-Free Fund    Fund

Total commissions                        $323,932     $228,748     $1,122,487   $301,407     $74,742          0            0
Directed transactions                            0            0       37,156        0           0             0            0
Commissions on directed transactions             0            0           198       0           0             0            0

Trustees and Trustees' Fees For the fiscal year ended October 31, 1999 and the calendar year ended December 31, 1999, the Trustees received the following compensation for serving as Trustees: (d):




                                                             Aggregate Compensation From Fund:


Trustee                         Real Estate      Equity      Managed     Oregon Tax-Free     Income     Small Cap    Special
-------                         -----------      ------      -------     ---------------     ------     ---------    -------
Robert J. Birnbaum (e)             $542          $1,089        $758           $572            $514        $693         $756
Tom Bleasdale ()                  570(f)        1,146(g)      797(h)         603(i)          541(j)      729(k)       796(l)
John E. Carberry (m)                -0-           -0-          -0-             -0-            -0-          -0-          -0-
Lora S. Collins                     536          1,077         749             566            509          685          748
James E. Grinnell                   558          1,123         781             590            530          714          779
Richard W. Lowry                    542          1,088         757             573            514          693          756
Salvatore Macera                    537          1,078         750             568            510          686          749
William E. Mayer                    552          1,105         770             583            523          705          768
James L. Moody, Jr.               497(n)         993(o)       694(p)         526(q)          472(r)      635(s)       694(t)
John J. Neuhauser                   568          1,139         793             600            540          726          791
Thomas E. Stitzel                   537          1,078         750             568            510          686          749
Robert L. Sullivan                  596          1,166         821             628            567          753          820
Anne-Lee Verville                 530(u)        1,066(v)      741(w)         533(x)          503(y)      678(z)       768(aa)







                                                                             Total Compensation From The Fund
                                                                           Complex Paid To The Trustees For The

Trustee                                                                 Calendar Year Ended December 31, 1999 (bb)
-------                                                                 ------------------------------------------
Robert J. Birnbaum                                                                       $ 97,000
Tom Bleasdale                                                                            103,000 (cc)
John E. Carberry                                                                           -0-
Lora S. Collins                                                                            96,000
James E. Grinnell                                                                        100,000
Richard W. Lowry                                                                          97,000
Salvatore Macera                                                                          95,000
William E. Mayer                                                                         101,000
James L. Moody, Jr.                                                                       91,000 (dd)
John J. Neuhauser                                                                        101,252
Thomas E. Stitzel                                                                          95,000
Robert L. Sullivan                                                                       104,100
Anne-Lee Verville                                                                         96,000 (ee)

The Fund does not currently provide pension or retirement plan benefits to the Trustees.
(e)    Retired as Trustee of the Trust on December 31, 1999.
(f)    Includes $291 payable in later years as deferred compensation.
(g)    Includes $593 payable in later years as deferred compensation.
(h)    Includes $410 payable in later years as deferred compensation.
(i)    Includes $308 payable in later years as deferred compensation.
(j)    Includes $276 payable in later years as deferred compensation.
(k)    Includes $375 payable in later years as deferred compensation.
(l)    Includes $409 payable in later years as deferred compensation.
(m) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial Companies, Inc. (Liberty Financial).


(n) Total compensation of $497 for the fiscal year ended October 31, 1999, will be payable in later years as deferred compensation (o) Total compensation of $993 for the fiscal year ended October 31, 1999, will be payable in later years as deferred compensation
(p)      Total  compensation  of $694 for the  fiscal  year  ended
         October 31, 1999, will be payable in later years as deferred compensation
(q)      Total  compensation  of $526 for the  fiscal  year  ended
         October 31, 1999, will be payable in later years as deferred compensation
(r)      Total  compensation  of $472 for the  fiscal  year  ended
         October 31, 1999, will be payable in later years as deferred compensation
(s)      Total  compensation  of $635 for the  fiscal  year  ended
         October 31, 1999, will be payable in later years as deferred compensation
(t)      Total  compensation  of $694 for the  fiscal  year  ended
         October 31, 1999, will be payable in later years as deferred compensation

(u)      Total  compensation  of $530 for the  fiscal  year  ended
         October  31,  1999,  will be  payable  in later  years as  deferred compensation
(v)      Total  compensation  of $1,066 for the  fiscal  year ended
         October  31,  1999,  will be  payable in later  years as  deferred compensation
(w)      Total  compensation  of $741 for the  fiscal  year  ended
         October  31,  1999,  will be  payable  in later  years as  deferred compensation
(x)      Total  compensation  of $533 for the  fiscal  year  ended
         October  31,  1999,  will be  payable  in later  years as  deferred compensation
(y)      Total  compensation  of $503 for the  fiscal  year  ended
         October  31,  1999,  will be  payable  in later  years as  deferred compensation
(z)      Total  compensation  of $678 for the  fiscal  year  ended
         October  31,  1999,  will be  payable  in later  years as  deferred compensation
(aa)     Total  compensation  of $768 for the  fiscal  year  ended
         October  31,  1999,  will be  payable  in later  years as  deferred compensation
(bb) At December 31, 1999, the complex consisted of 51 open-end and 8 closed-end management investment portfolios in the Liberty Funds Group
         -  Boston  (Liberty  Funds)  and  12  open-end  management   investment
         portfolios in the Liberty Variable Investment Trust (LVIT) (together, the Fund Complex).
(cc)     Includes $52,000 payable in later years as deferred compensation.
(dd)     Total  compensation  of $91,000  for the  calendar  year ended
         December 31, 1999 will be payable in later years as deferred compensation.
(ee)     Total  compensation  of $96,000  for the  calendar  year ended
         December 31, 1999 will be payable in later years as deferred compensation.

For the fiscal year ended December 31, 1999, the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc., and Liberty Funds Trust IX (together, Liberty All-Star Funds): (ff)


                                                               Total Compensation From
                                                       Liberty All-Star Funds For The Calendar

Trustee                                                   Year Ended December 31, 1999 (gg)
-------                                                   ---------------------------------
Robert J. Birnbaum(hh)                                                 $25,000
John V. Carberry (hh)(ii)                                                N/A
James E. Grinnell (hh)                                                  25,000
Richard W. Lowry(hh)                                                    25,000
William E. Mayer (hh)                                                   25,000
John J. Neuhauser (hh)                                                  25,000

(gg) The Liberty All-Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is a indirect wholly-owned subsidiary of Liberty Financial (an intermediate parent of the Advisor).Elected by the sole Trustee of Liberty Funds Trust IX on December 17, 1998.
(ii) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial Companies, Inc. (Liberty Financial).

 .

Ownership of the Funds

The following information is as of January 31, 2000 and references the ownership of 5% or more of one or more of the Funds' outstanding shares:


Small Cap Fund, Class I:

AAAA Retirement Fund for Member Agencies, Wendy E. Jones, Trustee, Donald S. Lewis, Trustee, 201 McCullough Drive, Suite 100, Charlotte, NC 28262-4345 - 971,191.191 shares (42.66%)

M&I Trust Co. Trustee, Neese/Crabbe Huson, 1000 N. Water Street, 14th Floor, Milwaukee, WI 53202-6648 - 693,681.138 shares (30.47%)

Chicagoland Race Meet Operations Pension Trust Fund 8700 W. Bryn Mawr Ave. Ste. 810N Chicago, IL 60631 - 211,321.471 shares (9.28%)

Enele & Co. Dividend Reinvest C/O Copper Mountain Trust 601 SW Second Avenue STE 1800 Portland, OR 97204 - 144,743.890 shares (6.36%)

Real Estate Fund, Class A:

Enele & Co., Dividend Reinvest, C/O Copper Mountain Trust 601 SW Second Ave. Ste 1800, Portland OR, 97204 - 100,025.616 shares (14.60%)

Real Estate Fund, Class B:

Merrill Lynch Pierce Fenner & Smith For The Sole Benefit of Its Customers Attn:
Fund Administration 4800 Deer Lake Dr. E 2nd Floor Jacksonville, FL 32246-6484
- 6,116.848 shares (6.33%)

Real Estate Fund, Class C:

Daniel Keilitz 17100 Bridgestone Ct. #207 Ft. Myers, FL 33908 - 842.507 shares (10.73%)

Real Estate Fund, Class Z:

Colonial Counselor Select Income Portfolio, C/O Christie McCullough, 245 Summer Street, Boston, MA 02111 - 51,403.826 shares (99.80%)

Equity Fund, Class C:

Colonial Management Associates, Inc., Attn: Finance Dept. One Financial Center, Boston, MA 02111-2621 - 62.69 shares (14.19%)

Don A. McKee & Molly McKee JTWROS 3917 Oakwood Drive N Pearlanad, TX 77581
- 224.056 shares (50.72%)

Investors Bank & Trust Co. Custodian Clyde Williams SARSEP Plan Burnt Ranch Rd. Cherry Creek Ranch, Mitchell, OR 97750 - 126.959 shares (28.74%)

Equity Fund, Class I:

Northwestern Trust Company Cust FBO IBEW Local 76 Supplemental Income Fund 1201 3rd Avenue Ste 2010 Seattle, WA 98101 - 606,489.949 shares (83.22%)

Managed Fund, Class B:

Thomas J. Barton 4099 Ridge Chapel Rd. Marion, NY 14505 - 359.701 shares
(16.58%)

Mac E. McDonald Hurtz TOD Jill Munson Subject To Sta TOD Rules 1206 N. Fairview St. Burbank, CA 91505 - 1603.272 shares (73.90%)

Managed Fund, Class C:

Colonial Management Associates, Inc., One Financial Center, Boston, MA 02111-2621 - 85.430 shares (36.10%)

Investors Bank & Trust Co. Custodian Leslie J. Littleton Rollover IRA 1550 Yellowstone Ave. #116 Pocatello, ID 83201 - 151.238 shares (63.90%)

Managed Fund, Class I:

Union Bank TR Nominee FBO TOC-Burgermeister 610001272-08 P.O. Box 85484 San Diego, CA 92186 - 84,204.418 shares (6.79%)

Norma F. Cole 2590 Birch Lane, Eugene, OR 97403-2135 - 79,702.127 shares
(6.43%)

Mary H. Stevenson PO Box 375, White Salmon, WA 98672-0375 - 92,544.551 shares (7.46%)

Investors Bank & Trust Co. Custodian Joanne Panian Rollover IRA 16112 NW Claremont Dr. Portland, OR 97229-7836 - 67,177.422 shares (5.42%)

Northwestern Trust Company Cust FBO IBEW Local 76 Supplemental Income Fund 1201 3rd Avenue Ste 2010 Seattle, WA 98101 - 731,863.266 shares (59.00%)

Enele Co FBO Wealthtrack Operations Attn: Rosemary Adkins 1211 SW Fifth Ave Suite 1900 Portland, OR 97204-3719 - 102,509.483 shares (8.26%)

Oregon Tax-Free Fund, Class A:

Enele Co. Katherine Crowe Estate #0728 1211 S.W. 5th Ave., Suite 1900, Portland,OR 97204-3719 - 77,790.476 shares (5.01%)

Contrarian Income Fund, Class A

Ibak & Co. PO Box 1700 102 South Clinton, Iowa City, IA 52244 - 133,400.370 shares (39.46%)

Contrarian Income Fund, Class B

William D. Chaffee & Donna S. Chaffee JTWROS, 646 Bellingrath Park, Conroe, TX 77302 - 954.012 shares (13.01%)

Raymond James & Assoc. Inc. CSDN Norma B. Porche IRA *FPC 127 W. McKennon, Bixby, OK 74008-4310 - 1,243.266 shares (16.96%)

Contrarian Income Fund, Class C

Colonial Management Associates Attn: Finance Dept. One Financial Center, Boston, MA 02111 - 100.486 shares (100.00%)

Contrarian Income Fund, Class I

Colonial Management Associates Attn: Philip Iudice/Controller One Financial Center, Boston, MA 02111-2621 - 10,153.479 shares (100.00%)

Contrarian Income Fund, Class Z

Colonial Counselor Select Income Portfolio c/o Christie McCullough 245 Summer St. Boston, MA 02111 - 142,510.608 shares (33.29%)

Colonial Counselor Select Balanced Portfolio c/o Christie McCullough 245 Summer St. Boston, MA 02111 - 285,535.989 shares (66.69%)


The trustees, directors and officers of each of the other Funds owned in the aggregate less than 1% of such Fund's outstanding shares on January 31, 2000. Certain officers and directors of the Administrator also serve as officers of the Trust.



On January 31, 02000, there were the following number of shareholders of record:



                                                                Class A                               Class I
Small Cap Fund                                                    582                                   13
Special Fund                                                    6,230                                  N/A
Equity Fund                                                     3,740                                    6
Managed Income & Equity                                           940                                   14
Real Estate Fund                                                  335                                  N/A
Oregon Tax-Free Fund                                              416                                  N/A
Income Fund                                                       144                                    1


12b-1 Plan, CDSC and Conversion of Shares
The Funds offer multiple classes of shares, including Class A, Class B, Class C, for certain Funds, Class I, and for the Real Estate Fund, Class Z; Income Fund offers only Class A and Class I shares. The Funds may in the future offer other classes of shares. The Trustees have approved 12b-1 plans (Plans) pursuant to Rule 12b-1 under the Act for each of the Class A, Class B and Class C shares of the Funds. Under the Plans, each Fund pays LFD monthly a service fee at an annual rate of 0.25% of net assets attributed to the Class A, Class B and Class C shares and a distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and Class C shares. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of LFD's expenses, LFD may realize a profit from the fees.

The Plans authorize any other payments by a Fund to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.

The Trustees believe the Plans could be a significant factor in the growth and retention of assets, resulting in a more advantageous expense ratio and increased investment flexibility which could benefit shareholders of each class of the Funds. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are non-interested Trustees is effected by such non-interested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class I and Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending upon the program under which the shares are purchased, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.













During the fiscal year ended October 31, 1999, the Funds paid the following amounts under the Funds' Plans to LFD:
                                                       CLASS A SHARES


                              Small Cap      Special      Real Estate       Equity    Managed Fund      Oregon        Income
                                 Fund         Fund            Fund           Fund                    Tax-Free Fund     Fund

Fees to FSFs                     $24          $189            $32            $418        $13,824          $47         $1,422
Cost of sales material

   Relating to the Fund
   (including printing and

   mailing expenses)              13           90              18             59           -0-            12            18
Allocated travel,

   Entertainment and other
   Promotional expenses

   (including advertising)        15           70              6              49           -0-             7            27

                                                        CLASS B SHARES
                              Small Cap      Special      Real Estate       Equity    Managed Fund      Oregon        Income
                                 Fund         Fund            Fund           Fund                    Tax-Free Fund     Fund
Fees to FSFs                      $0           $0             $32            $17         $13,824          $0          $1,422
Cost of sales material
   Relating to the Fund
   (including printing and
   mailing expenses)               0            0              16              1           -0-            -0-             18
Allocated travel,
   Entertainment and other
   Promotional expenses
   (including advertising)         0            0               2              1           -0-            -0-             27

                                                        CLASS C SHARES
                              Small Cap      Special      Real Estate       Equity    Managed Fund      Oregon        Income
                                 Fund         Fund            Fund           Fund                    Tax-Free Fund     Fund
Fees to FSFs                      $0        $188,973           $1            $ 0         $13,824          $0          $1,422
Cost of sales material
   Relating to the Fund
   (including printing and
   mailing expenses)               0             1,405          1           1,529           -0-            -0-            18
Allocated travel,
   entertainment and other
   promotional expenses
   (including advertising)         0            2,085           1           2,271           -0-            -0-            27



investment performance
Class A shares were formerly designated as the "Primary Class" and Class I shares were formerly designated as the "Institutional Class".


Oregon Tax Free Fund and Income  Fund's  yields for the month ended  October 31,
1999 were:

                           Class A Shares     Class B Shares      Class C Shares      Class I Shares     Class Z Shares
Oregon Tax-Free Fund            4.20%              3.64%                N/A                N/A                 N/A
Income Fund                     5.94%             5.26%%               5.18%              6.20%               6.21%


effect.








The average annual total returns for the Funds' shares for the year ending October 31, 1999 are referenced below. Performance results reflect any voluntary fee waiver or expense reimbursement by the Advisor or its affiliates of Fund expenses. Absent these waivers and/or reimbursements, performance results would have been lower:


                                                                         Class A Shares
                                                                          Special Fund
                                                                                                10 years
                                                       1 year             5 years         (or since inception)
                                                       ------             -------         --------------------

With sales charge of 5.75%                            -18.90%             -9.60%                 4.17%
Without sales charge                                  -13.95%              8.52%                 4.79%


                                                                           Equity Fund
                                                                                                10 years

                                                      1 year             5 years        (or since inception)(jj)
                                                      ------             -------        ------------------------
With sales charge of 5.75%                            -0.76%              8.37%                  11.81%
Without sales charge                                   5.29%              9.67%                  12.48%


                                                                          Managed Fund
                                                                                               10 years

                                                      1 year             5 years       (or since inception)(jj)
                                                      ------             -------       ------------------------
With sales charge of 4.75%                            -0.73%              7.92%                  8.95%
Without sales charge                                   4.22%              8.98%                  9.48%


                                                                      Oregon Tax-Free Fund
                                                                                               10 years
                                                      1 year             5 years         (or since inception)
                                                      ------             -------         --------------------

With sales charge of 4.75%                            -9.23%              3.37%                  4.73%
Without sales charge                                  -4.70%              4.38%                  5.24%


                                                                           Income Fund
                                                                                               10 years

                                                      1 year             5 years       (or since inception)(jj)
                                                      ------             -------       ------------------------
With sales charge of 4.75%                             4.35%              6.61%                  6.50%
Without sales charge                                   0.42%              7.65%                  7.02%


                                                                         Small Cap Fund
                                                                                               10 years

                                                      1 year             5 years       (or since inception)(kk)
                                                      ------             -------       ------------------------
With sales charge of 5.75%                            -10.91%              N/A                   N/A%
Without sales charge                                  -5.38%               N/A                   N/A%


                                                                        Real Estate Fund
                                                                                               10 years

                                                      1 year             5 years       (or since inception)(ll)
                                                      ------             -------       ------------------------
With sales charge of 4.75%                            -8.31%              7.09%                  N/A%
Without sales charge                                  -3.73%              8.14%                  N/A%

(jj)  Commencement of investment operations January 31, 1989.
(kk)  Commencement of investment operations February 20, 1996.
(ll)  Commencement of investment operations April 4, 1994.



                                                                      Class B Shares (mm)

                                                                          Equity Fund


                                                  1 year       5 years                   10 years
                                                  ------       -------

                                                                                   (or since inception)
With sales charge of 5.75%                        -6.41%        9.23%                     12.10%
Without sales charge                              4.54%         9.51%                     12.40%

                                                                         Managed Fund
                                                                                         10 years
                                                  1 year       5 years             (or since inception)
                                                  ------       -------             --------------------
With sales charge of 4.75%                        -1.36%        8.56%                     9.42%
Without sales charge                              3.62%         8.85%                     9.42%

                                                                         Oregon Tax-Free Fund
                                                                                         10 years
                                                  1 year       5 years             (or since inception)
                                                  ------       -------             --------------------
With sales charge of 4.75%                       -10.15%        3.92%                     5.18%
Without sales charge                              -5.26%        4.26%                     5.18%

                                                                          Income Fund
                                                                                         10 years
                                                  1 year       5 years             (or since inception)
                                                  ------       -------             --------------------
With sales charge of 4.75%                        -4.63%        7.27%                     6.98%
Without sales charge                              0.04%         7.57%                     6.98%

                                                                          Real Estate Fund
                                                                                         10 years
                                                  1 year       5 years          (or since Fund inception)
                                                  ------       -------          -------------------------
With sales charge of 4.75%                        -9.16%        7.75%                     6.45%
Without sales charge                              -4.16%        8.04%                     6.98%

(mm)      Class B shares were initially offered on January 27, 1999.



                                                                      Class C Shares(nn)

                                                                          Equity Fund
                                                                                         10 years
                                                  1 year       5 years          (or since Fund inception)
                                                  ------       -------          -------------------------
With sales charge of 5.75%                        3.61%         9.52%                     12.40%
Without sales charge                              4.60%         9.52%                     12.40%








                                                                         Managed Fund
                                                                                         10 years
                                                  1 year       5 years          (or since Fund inception)
                                                  ------       -------          -------------------------
With sales charge of 4.75%                        2.62%         8.85%                     9.42%
Without sales charge                              3.61%         8.85%                     9.42%

                                                                          Income Fund
                                                                                         10 years
                                                  1 year       5 years            (since Fund inception)
                                                  ------       -------            ----------------------
With sales charge of 4.75%                        -0.62%        7.63%                     7.01%
Without sales charge                              0.31%         7.63%                     7.01%





                                                                       Real Estate Fund


                                                 1 year       5 years             (since Fund inception)
                                                 ------       -------             ----------------------
With sales charge of 4.75%                       -5.26%        8.02%                      6.56%
Without sales charge                             -4.26%        8.02%                      6.56%

(nn) Class C shares were initially offered on January 27, 1999.


The Class I shares average annual total returns for the Funds' for the year ending October 31, 1999 were as follows:


                                                                                   Managed Fund

                                                         1 year           5 years            Since Fund Inception
                                                         4.75%            9.23%(uu)          9.59%(oo)(uu)


                                                                                   Equity Fund

                                                           1 year          5 years            Since Fund Inception
                                                           5.75%           9.94%(uu)          12.19%(pp)(uu)


                                                                                    Small Cap Fund

                                                          1 year                               Since Fund Inception
                                                          -5.00%                               2.16%(qq)(uu)


                                                                                     Income Fund

                                                           1 year           5 years            Since Fund Inception
                                                             11.42%(uu)       7.01%(uu)-*             8.00%(rr)(uu)

(oo)  Commencement of investment operations October 28, 1996.
(pp)  Commencement of investment operations October 3, 1996.
(qq)  Commencement of investment operations October 10, 1996.
(rr)  Commencement of investment operations October 1, 1998.


                                                                                    Class Z Shares

                                                                                   Income Fund
                                                                                                         10 years
                                                              1 year            5 years         (Since Fund inception)(ss)
                                                               0.15%             8.19%                     6.71%


                                                                                   Real Estate Fund

                                                                                                         10 years

                                                              1 year           5 years        (or Since Fund inception)(tt)
                                                              -3.50%            7.60%                     7.23%


(ss)  Commencement of investment operations on January 28, 1995.
(ss) (tt) Commencement of investment operations on September 15, 1999.(uu) Classes B, C, I, and Z (newer classes of shares) performance includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of Class B and Class C shares would be lower and for Class Z shares would be higher, since Class Z shares are not subject to sales charges or service fees.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN

The Chase Manhattan Bank, located at 270 Park Avenue, New York, New York 10017-2070, is the Fund's custodian. The custodian is responsible for safeguarding and controlling the Funds' cash and securities, receiving and delivering securities and collecting the each Fund's interest and dividends.

INDEPENDENT AUDITORS

Ernst & Young, located at 200 Clarendon Street, Boston, Massachusetts 02116-5072, are the Fund's independent auditors, providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. KPMG LLP, located at 99 High Street, Boston, MA 02110, were the Funds' previous independent auditors for the fiscal periods prior to the year ended
October 31, 1998. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of Ernst & Young LLP, for the year ended October 31, 1999, and KPMG LLP, for the periods prior to the year ended October 31, 1998, given on the authority of said firms as experts in accounting and auditing.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to the funds advised by the Advisor or the Administrator. "Fund" or "funds" include The Crabbe Huson Special Fund, Crabbe Huson Small Cap Fund, Crabbe Huson Real Estate Investment Fund, Crabbe Huson Equity Fund, Crabbe Huson Managed Income & Equity Fund, Crabbe Huson Oregon Tax-Free Fund, Crabbe Huson Contrarian Income Fund and Crabbe Huson Contrarian Fund, each a series of Colonial Trust III and may include other funds advised by the Administrator. In certain cases, the discussion applies to some but not all of the funds, and you should refer to your Fund's Prospectus and to
Part 1 of this SAI to determine whether the matter is applicable to your Fund. You may also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES


PART 1 OF THIS SAI LISTS ON PAGE b WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.


SHORT-TERM TRADING

In seeking the fund's investment objective, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the fund may have owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the fund's portfolio.

LOWER RATED DEBT SECURITIES

Lower rated debt securities are those rated lower than Baa by Moody's, BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower rated debt securities;

2. the secondary market for lower rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower rated debt securities may have a greater impact on the fund's achievement of its investment objective and

4. lower rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

FOREIGN SECURITIES

The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States.

Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxation" below.

OTHER INVESTMENT COMPANIES

The fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

ZERO COUPON SECURITIES (ZEROS)

The fund may invest in zero coupon securities which are securities issued at a significant discount from face value and pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to additional volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSITS are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER IS promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.

SECURITIES LOANS

The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS


In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the fund from the transaction.


MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES


The fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy, and the Fund may incur a loss.


REPURCHASE AGREEMENTS

The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the Securities and Exchange Commission's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

OPTIONS ON FUTURES CONTRACTS. The fund will enter into written options on futures contracts only when, in compliance with the Securities and Exchange Commission's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the fund's custodian. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the fund is subject to the Advisor's ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The funds investing in tax-exempt securities issued by a governmental entity may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

FOREIGN CURRENCY TRANSACTIONS

The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollars, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

PARTICIPATION INTERESTS

The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the fund purchases municipal obligations it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.

The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities.) The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933 (1933 Act). That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than its investment restriction on illiquid securities allows. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TAXES

In this section, all discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.


FEDERAL TAXES. The Fund (even if it is a fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund has elected (or in the case of a new Fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. As a regulated investment company, the Fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions would generally be taxable as ordinary dividend income to the shareholders.


ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.

FUND DISTRIBUTIONS. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 20%.

Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a fund's net asset value also reflects unrealized losses.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from Federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 20% tax rate for shareholders who are individuals) regardless of the length of time fund shares are held.

A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993 with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.

SALES OF SHARES. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

EXCISE TAX. To the extent that the fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.


TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities) and (c) must distribute at least 90% of its ordinary income (inclusive of net short term capital gains) earned each year.


HEDGING TRANSACTIONS. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

SECURITIES ISSUED AT A DISCOUNT. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In such cases, the fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code (including a holding period requirement imposed pursuant to the 1997 Act), as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by the fund in certain "passive foreign investment companies" could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the fund may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return.

MANAGEMENT OF THE FUNDS

The Advisor is the investment advisor to each of The Crabbe Huson Special Fund, Crabbe Huson Small Cap Fund, Crabbe Huson Real Estate Investment Fund, Crabbe Huson Equity Fund, Crabbe Huson Managed Income & Equity Fund, Crabbe Huson Oregon Tax-Free Fund, Crabbe Huson Contrarian Income Fund and Crabbe Huson Contrarian Fund. The Advisor is a subsidiary of Liberty Funds Group LLC (LFG), One Financial Center, Boston, MA 02111. LFG is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct majority-owned subsidiary of Liberty Corporate Holdings, Inc., which in turn is a direct wholly-owned subsidiary of LFC Management Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Equity Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the United States. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.


TRUSTEES AND OFFICERS


Name and Address                 Age   Position with Fund    Principal Occupation During Past Five Years
----------------                 ---   ------------------    -------------------------------------------

Tom Bleasdale                    69       Trustee            Retired (formerly Chairman of the Board and Chief
102 Clubhouse Drive #275                                     Executive Officer, Shore Bank & Trust Company from 1992
Naples, FL 34105                                             to 1993), Director of The Empire Company since June,
                                                             1995.

John V. Carberry*                52       Trustee            Senior Vice President of Liberty Financial (formerly
56 Woodcliff Road                                            Managing Director, Salomon Brothers (investment banking)
Wellesley Hills, MA  02481                                   from January, 1988 to January, 1998).

Lora S. Collins                  63       Trustee            Attorney  (formerly Attorney, Kramer, Levin, Naftalis &
1175 Hill Road                                               Frankel from  September, 1986 to November, 1996).
Southold, NY 11971

James E. Grinnell                69       Trustee            Private Investor since November, 1988.
22 Harbor Avenue
Marblehead, MA 01945

Richard W. Lowry                 63       Trustee            Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL 32963

Salvatore Macera                 67       Trustee            Private Investor (formerly Executive Vice President and
26 Little Neck Lane                                          Director of Itek Corporation (electronics) from 1975 to
New Seabury, MA  02649                                       1981).

William E. Mayer                 59       Trustee            Partner, Development Capital, LLC (venture capital)
500 Park Avenue, 5th Floor                                   (formerly Dean, College of Business and Management,
New York, NY 10022                                           University of Maryland from October, 1992 to November,
                                                             1996;) Director, Johns Manville; Director, Lee
                                                             Enterprises.

James L. Moody, Jr.              67       Trustee            Retired (formerly Chairman of the Board, Hannaford Bros.
16 Running Tide Road                                         Co. (food retailer) from May, 1984 to May, 1997, and
Cape Elizabeth, ME 04107                                     Chief Executive Officer, Hannaford Bros. Co. from May,
                                                             1973 to May, 1992).

John J. Neuhauser                56       Trustee            Academic Vice President and Dean of Faculties since
84 College Road                                              August, 1999, Boston College (formerly Dean, Boston
Chestnut Hill, MA 02467-3838                                 College School of Management from September, 1977 to
                                                             September, 1999).

Thomas E. Stitzel                63       Trustee            Professor of Finance, College of Business, Boise State
2208 Tawny Woods Place                                       University (higher education); Business consultant and
Boise, ID  83706                                             author.


Robert L. Sullivan               71       Trustee            Retired Partner, (formerly Partner, KPMG Peat Marwick
7121 Natelli Woods Lane                                      LLP, from July, 1966 to June, 1985.)
Bethesda, MD 20817

Anne-Lee Verville                53       Trustee            Consultant (formerly General Manager, Global Education
359 Stickney Hill Road                                       Industry from 1994 to 1997, and President, Applications
Hopkinton, NH  03229                                         Solutions Division from 1991 to 1994, IBM Corporation
                                                             (global education and global applications)).

Stephen E. Gibson                45       President          President of the Funds since June, 1998, Chairman of the
                                                             Board since July, 1998, Chief Executive Officer and
                                                             President since December 1996 and Director, since July
                                                             1996 of the Advisor (formerly Executive Vice President
                                                             from July, 1996 to December, 1996); Director, Chief
                                                             Executive Officer and President of LFG since December,
                                                             1998 (formerly Director, Chief Executive Officer and
                                                             President of The Colonial Group, Inc. (TCG) from
                                                             December, 1996 to December, 1998); Assistant Chairman of
                                                             Stein Roe & Farnham Incorporated (SR&F) since August,
                                                             1998 (formerly Managing Director of Marketing of Putnam
                                                             Investments, June, 1992 to July, 1996.)

J. Kevin Connaughton             34       Controller and     Controller and Chief Accounting Officer of the Funds
                                          Chief Accounting   since February, 1998; Vice President of the Advisor since
                                          Officer            February, 1998 (formerly Senior Tax Manager, Coopers &
                                                             Lybrand, LLP from April, 1996 to January, 1998; Vice
                                                             President, 440 Financial Group/First Data Investor
                                                             Services Group from March, 1994 to April, 1996).

Timothy J. Jacoby                46       Treasurer and      Treasurer and Chief Financial Officer of the Funds since
                                          Chief Financial    October, 1996 (formerly Controller and Chief Accounting
                                          Officer            Officer from October, 1997 to February, 1998); Senior
                                                             Vice President of the Advisor since September, 1996; Vice
                                                             President, Chief Financial Officer and Treasurer since
                                                             December, 1998 of LFG (formerly Vice President, Chief
                                                             Financial Officer and Treasurer from July, 1997 to
                                                             December, 1998 of TCG); Senior Vice President of SR&F
                                                             since August, 1998 (formerly Senior Vice President,
                                                             Fidelity Accounting and Custody Services from September,
                                                             1993 to September, 1996).

Nancy L. Conlin                  46       Secretary          Secretary of the Funds since April, 1998 (formerly
                                                             Assistant Secretary from July, 1994 to April, 1998);
                                                             Director, Senior Vice President, General Counsel, Clerk
                                                             and Secretary of the Advisor since April, 1998 (formerly
                                                             Vice President, Counsel, Assistant Secretary and
                                                             Assistant Clerk from July, 1994 to April, 1998); Vice
                                                             President, General Counsel and Secretary of LFG since
                                                             December, 1998 (formerly Vice President - , General
                                                             Counsel and Clerk of TCG from April, 1998 to December,
                                                             1998; (formerly Assistant Clerk from July, 1994 to April,
                                                             1998).

Joseph R. Palombo                46       Vice President     Vice President of the Funds since April, 1999; Executive
                                                             Vice President and Director of the Advisor since April,
                                                             1999; Executive Vice President and Chief Administrative
                                                             Officer of LFG since April, 1999; (formerly Chief
                                                             Operating Officer, Putnam Mutual Funds from 1994 to 1998).

* A Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the fund or the Advisor.


The business address of the officers of each fund is One Financial Center, Boston, MA 02111.


The Trustees serve as trustees of all funds for which each Trustee (except Mr. Carberry) will receive an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs receive an annual retainer of $5,000 and Committee Chairs receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the funds based on each fund's relative net assets and one-third of the fees are divided equally among the funds.

The Advisor has rendered investment advisory services to investment company, institutional or other clients since 1980. The Advisor currently serves as investment advisor for 7 open-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Administrator or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the funds into a master fund/feeder fund structure. Under this structure, a fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objectives, policies and restrictions as the fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

THE MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Administrator pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor or the Administrator including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFD pays the cost of printing and distributing all other Prospectuses.

The Advisor may delegate certain or its administrative duties to the Administrator.

THE PRICING AND BOOKKEEPING AGREEMENT

The Administrator provides pricing and bookkeeping services to each fund pursuant to a Pricing and Bookkeeping Agreement. The Administrator paid monthly a fee of $2,250 by each fund, plus a monthly percentage fee based on net assets of the fund equal to the following:

                    1/12 of 0.000% of the first $50 million;
                    1/12 of 0.035% of the next $950 million;
                    1/12 of 0.025% of the next $1 billion;

                    1/12 of 0.015% of the next $1 billion; and 1/12 of 0.001% on the excess over $3 billion

PORTFOLIO TRANSACTIONS


INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of The Crabbe Huson Special Fund, Crabbe Huson Contrarian Fund, Crabbe Huson Small Cap Fund, Crabbe Huson Real Estate Investment Fund, Crabbe Huson Equity Fund, Crabbe Huson Managed Income & Equity Fund, Crabbe Huson Oregon Tax-Free Fund and Crabbe Huson Contrarian Income Fund and to other institutional, corporate, fiduciary and individual clients. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor or the Administrator. The funds and clients advised by the Advisor or the funds administered by the Administrator sometimes invest in securities in which a Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If a Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as a Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.


BROKERAGE AND RESEARCH SERVICES. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the funds as a factor in the selection of broker-dealers to execute securities transactions for a fund.

The Advisor places the transactions of the funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the funds' transactions where the funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.

PRINCIPAL UNDERWRITER

LFD is the principal underwriter of the Trust's shares. LFD has no obligation to buy the funds' shares, and purchases the funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

LFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to LFS is based on the average daily net assets of each fund plus reimbursement for certain out-of-pocket expenses. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY LFS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to LFS or generally by 6 months' notice by LFS to the Fund. The agreement limits the liability of LFS to the Fund for loss or damage incurred by the Fund to situations involving a failure of LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Fund will indemnify LFS against, among other things, loss or damage incurred by LFS on account of any claim, demand, action or suit made on or against LFS not resulting from LFS's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

DETERMINATION OF NET ASSET VALUE

Each fund determines net asset value (NAV) per share for each Class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time, 3:00 p.m. Central time) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following observed holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities. The net asset value of the Municipal Money Market Portfolio will not be determined on days when the Exchange is closed unless, in the judgment of the Municipal Money Market Portfolio's Board of Trustees, the net asset value of the Municipal Money Market Portfolio should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Board of Trustees.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application

("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.


Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.

Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, I, T or Z shares. The Colonial money market funds will not issue certificates. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.


LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Fund's SAI) to FSF's that agree to promote the sale of shares of the Fund or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.


SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.


AUTOMATIC INVESTMENT PROGRAM. As a convenience to investors, shares of most funds advised by Colonial, The Crabbe Huson Group, Inc., Newport Fund Management, Inc. and Stein Roe & Farnham Incorporated may be purchased through the Automatic Investment Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase a fund's shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Program purchase is by electronic funds transfer, you may request the Automatic Investment Program purchase for any day. Further information and application forms are available from FSFs or from LFD.


AUTOMATED DOLLAR COST AVERAGING (Classes A, B and C). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, The Crabbe Huson Group, Inc., Newport Fund Management, Inc. and Stein Roe & Farnham Incorporated in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc. P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges . These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

TAX-SHELTERED RETIREMENT PLANS. LFD offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank and Trust Company is the Trustee of LFD prototype plans and charges a $10 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFS for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHT OF ACCUMULATION AND STATEMENT OF INTENT (Class A and Class T shares only) (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase with prior purchases of Class A, B, C, I, T and Z shares of the funds advised by Colonial Management Associates, Inc., Crabbe Huson Group, Inc., Newport Fund Management, Inc. and Stein Roe & Farnham Incorporated. The applicable sales charge is based on the combined total of:

1.    the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund and Class B, C, I, T and Z shares).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFS. A fund may terminate or amend this Right of Accumulation.

Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, I, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

REINSTATEMENT PRIVILEGE. An investor who has redeemed Class A, B, C , I or T shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of any fund at the NAV next determined after LFS receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

PRIVILEGES OF EMPLOYEES OR FINANCIAL SERVICE FIRMS. Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor or the Administrator; directors, officers and employees of the Advisor, Administrator, LFD and other companies affiliated with the Advisor and the Administrator; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.

SPONSORED ARRANGEMENTS. Class A and Class T shares (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares) of certain funds may be purchased at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A and Class T shares (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which the funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (Classes A, B and C) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); Otherwise CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver,
      (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LSI for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN

If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

TELEPHONE REDEMPTIONS. All fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Telephone redemption privileges for larger amounts may be elected on the Application. LFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

CHECKWRITING (Available only on the Class A shares of certain funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. LFS will provide checks to be drawn on BankBoston (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a fund's net asset value, a fund may make the payment or a portion of the payment with portfolio securities held by that fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same Class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Colonial Money Market Fund and Colonial Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of the other funds. The prospectus of each fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds are not available to residents of all states. Consult LFS before requesting an exchange.

By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A and Class T shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFS. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

As described under the caption "Organization and History", the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of

1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES

TOTAL RETURN

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e., cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.

APPENDED RETURN. The total return for Class B, C and I shares (newer class) includes performance of the newer class of shares since it was offered for sale and the performance for the oldest existing class of shares (Class A). The performance of the oldest existing class used in the computation of the newer class is not restated to reflect any expense differential between the oldest existing class and the newer class. Had the expense differential been reflected, the returns for the periods prior to inception of Class B and C shares, would have been lower.

YIELD

MONEY MARKET. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.

NON-MONEY MARKET. The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and, in some cases, state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by the Advisor or its affiliates have been added back to actual expenses.

DISTRIBUTION RATE. The distribution rate for each class of shares of a fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

GENERAL. From time to time, the Fund may discuss, or quote its current portfolio manager as well as other investment personnel and members of the tax management oversight team, including such persons' views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Fund, including the New Value(TM) investment strategy that expands upon the principles of traditional value investing; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The Fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar costs averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, the Fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS

                       STANDARD & POOR'S CORPORATION (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                            FITCH INVESTORS SERVICES

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                         DUFF & PHELPS CREDIT RATING CO.

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A - Protection factors are average but adequate. However, risk factors are more available and greater in periods of economic stress.

BBB+, BBB, BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC - Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                   APPENDIX II
                                      1999



SOURCE                                  CATEGORY                                        RETURN (%)

------                                  --------                                        ----------

CREDIT SUISSE FIRST BOSTON:

                                 First Boston High Yield Index-                                3.28
                                 Global

LIPPER, INC.:

                                 AMEX Composite Index P                                       27.28
                                 AMEX Computer Tech IX P                                      75.02
                                 AMEX Institutional IX P                                      24.46
                                 AMEX Major Market IX P                                       17.76
                                 Bse Sensex Index                                             63.83
                                 CAC 40:FFR IX P                                              51.12
                                 CD Rate 1 Month Index Tr                                      5.31
                                 CD Rate 3 Month Index Tr                                      5.46
                                 CD Rate 6 Month Index Tr                                      5.59
                                 Consumer Price Index                                          2.99
                                 Copnhgn SE:Dkr IX P                                          20.46
                                 DAX:Dm IX Tr                                                 39.10
                                 Domini 400 Social Index                                      24.50
                                 Dow Jones 65 Comp Av P                                       11.97
                                 Dow Jones Ind Average P                                      25.22
                                 Dow Jones Ind Dly Reinv                                      27.21
                                 Dow Jones Ind Mth Reinv                                      27.29
                                 Dow Jones Trans Av P                                         -5.47
                                 Dow Jones Trans Av Tr                                        -4.52
                                 Dow Jones Util Av P                                          -9.27
                                 Dow Jones Util Av Tr                                         -6.02
                                 Ft/S&P Act Wld Ex US IX                                        N/A
                                 Ft/S&P Actuaries Wld IX                                        N/A
                                 FT-SE 100:Pd IX P                                            17.81
                                 FT-SE Gold Mines IX                                           0.20
                                 Hang Seng:Hng Kng $ IX                                       68.80
                                 Jakarta Composite Index                                      70.06
                                 Jasdaq Index:Yen P                                          244.48
                                 Klse Composite Index                                         38.59
                                 Kospi Index                                                  82.78
                                 Lear High Growth Rate IX                                       N/A
                                 Lear Low Priced Value IX                                       N/A
                                 Lehman 1-3 Govt/Corp P                                       -2.89
                                 Lehman 1-3 Govt/Corp Tr                                       3.15
                                 Lehman Aggregate Bd P                                        -7.03
                                 Lehman Aggregate Bd Tr                                       -0.82
                                 Lehman Cp Bd Int P                                           -6.43
                                 Lehman Cp Bd Int Tr                                           0.16
                                 Lehman Govt Bd Int P                                         -5.36
                                 Lehman Govt Bd Int Tr                                         0.49
                                 Lehman Govt Bd Long P                                       -14.59
                                 Lehman Govt Bd Long Tr                                       -8.73
                                 Lehman Govt Bd P                                             -8.08
                                 Lehman Govt Bd Tr                                            -2.23
                                 Lehman Govt/Cp Bd P                                          -8.26
                                 Lehman Govt/Cp Bd Tr                                         -2.15
                                 Lehman Govt/Cp Int P                                         -5.70
                                 Lehman Govt/Cp Int Tr                                         0.39

                                 Lehman High Yield P                                          -6.64
                                 Lehman High Yield Tr                                          2.39
                                 Lehman Muni 10 Yr IX P                                       -6.08
                                 Lehman Muni 10 Yr IX Tr                                      -1.25
                                 Lehman Muni 3 Yr IX P                                        -3.36
                                 Lehman Muni 3 Yr IX Tr                                        1.96
                                 Lehman Muni Bond IX P                                        -7.08
                                 Lehman Muni Bond IX Tr                                       -2.06
                                 Lipper 1000                                                    N/A
                                 Lipper Mgmt Co Price IX                                      12.57
                                 Madrid SE:Pst IX P                                           16.22
                                 ML 10+ Yr Treasury IX Tr                                     -8.61
                                 ML 1-3 Yr Muni IX P                                          -2.72
                                 ML 1-3 Yr Muni IX Tr                                          2.51
                                 ML 1-3 Yr Treasury IX P                                      -2.85
                                 ML 1-3 Yr Treasury IX Tr                                      3.06
                                 ML 1-5 Yr Gv/Cp Bd IX P                                      -3.84
                                 ML 1-5 Yr Gv/Cp Bd IX Tr                                      2.19
                                 ML 15 Yr Mortgage IX P                                       -4.14
                                 ML 15 Yr Mortgage IX Tr                                       2.17
                                 ML 1-5 Yr Treasury IX P                                      -3.83
                                 ML 1-5 Yr Treasury IX Tr                                      2.04
                                 ML 3 MO T-Bill IX Tr                                          4.85
                                 ML 3-5 Yr Govt IX P                                          -5.45
                                 ML 3-5 Yr Govt IX Tr                                          0.32
                                 ML 3-7 Yr Muni IX Tr                                          0.66
                                 ML Corp Master Index P                                       -8.53
                                 ML Corp Master Index Tr                                      -1.89
                                 ML Glbl Govt Bond Inx P                                      -6.83
                                 ML Glbl Govt Bond Inx Tr                                     -1.66
                                 ML Glbl Gv Bond IX II P                                      -9.65
                                 ML Glbl Gv Bond IX II Tr                                     -4.52
                                 ML Global Bond Index P                                       -9.04
                                 ML Global Bond Index Tr                                      -3.50
                                 ML Gov Corp Master IX Tr                                     -2.05
                                 ML Govt Master Index P                                       -8.02
                                 ML Govt Master Index Tr                                      -2.11
                                 ML Govt/Corp Master IX P                                     -8.19
                                 ML High Yld Master IX P                                      -7.86
                                 ML High Yld Master IX Tr                                      1.57
                                 ML Master Muni IX Tr                                         -6.35
                                 ML Mortgage Master IX P                                      -4.86
                                 ML Mortgage Master IX Tr                                      1.61
                                 ML Treasury Master IX P                                      -8.31
                                 ML Treasury Master IX Tr                                     -2.38
                                 MSCI AC Americas Free ID                                     22.71
                                 MSCI AC Asia Fr-Ja IX GD                                     64.67
                                 MSCI AC Asia Fr-Ja IX ID                                     61.95
                                 MSCI AC Asia Pac - Ja GD                                     55.23
                                 MSCI AC Asia Pac - Ja ID                                     52.30
                                 MSCI AC Asia Pac Fr-J GD                                     49.83
                                 MSCI AC Asia Pac Fr-J ID                                     46.80
                                 MSCI AC Asia Pac IX GD                                       59.66
                                 MSCI AC Asia Pac IX ID                                       57.86
                                 MSCI AC Europe IX GD                                         17.35
                                 MSCI AC Europe IX ID                                         15.22
                                 MSCI AC Fe - Ja IX GD                                        67.83
                                 MSCI AC Fe - Ja IX ID                                        65.24
                                 MSCI AC Fe Free IX GD                                        61.81
                                 MSCI AC Fe Free IX ID                                        60.29

                                 MSCI AC Fe Fr-Ja IX GD                                       62.11
                                 MSCI AC Fe Fr-Ja IX ID                                       59.40
                                 MSCI AC Pac Fr-Jpn IX GD                                     46.89
                                 MSCI AC Pac Fr-Jpn IX ID                                     43.84
                                 MSCI AC World Free IX GD                                     26.82
                                 MSCI AC World Fr-USA GD                                      30.91
                                 MSCI AC World Fr-USA ID                                      28.80
                                 MSCI AC World IX GD                                          27.31
                                 MSCI AC World IX ID                                          25.49
                                 MSCI AC World-USA IX GD                                      31.79
                                 MSCI AC Wrld Fr-Ja IX GD                                     23.07
                                 MSCI AC Wrld Fr-Ja IX ID                                     21.20
                                 MSCI AC Wrld-Ja IX GD                                        23.64
                                 MSCI AC Wrld-Ja IX ID                                        21.77
                                 MSCI Argentina IX GD                                         34.29
                                 MSCI Argentina IX ID                                         30.05
                                 MSCI Australia IX GD                                         18.67
                                 MSCI Australia IX ID                                         15.19
                                 MSCI Australia IX ND                                         17.62
                                 MSCI Austria IX GD                                           -8.66
                                 MSCI Austria IX ID                                          -10.47
                                 MSCI Austria IX ND                                           -9.11
                                 MSCI Belgium IX GD                                          -13.75
                                 MSCI Belgium IX ID                                          -15.77
                                 MSCI Belgium IX ND                                          -14.26
                                 MSCI Brazil IX GD                                            67.23
                                 MSCI Brazil IX ID                                            61.57
                                 MSCI Canada IX GD                                            54.40
                                 MSCI Canada IX ID                                            51.78
                                 MSCI Canada IX ND                                            53.74
                                 MSCI Chile IX GD                                             39.01
                                 MSCI Chile IX ID                                             36.45
                                 MSCI China Dom Fr IX ID                                      31.10
                                 MSCI China Free IX ID                                         9.94
                                 MSCI China Non Dom IX ID                                      5.82
                                 MSCI Colombia IX GD                                         -13.69
                                 MSCI Colombia IX ID                                         -19.14
                                 MSCI Czech Rep IX GD                                          5.35
                                 MSCI Czech Rep IX ID                                          3.97
                                 MSCI Denmark IX GD                                           12.47
                                 MSCI Denmark IX ID                                           10.85
                                 MSCI Denmark IX ND                                           12.06
                                 MSCI EAFE - UK IX GD                                         31.45
                                 MSCI EAFE - UK IX ID                                         29.63
                                 MSCI EAFE - UK IX ND                                         31.01
                                 MSCI EAFE + Canada IX GD                                     28.27
                                 MSCI EAFE + Canada IX ID                                     26.22
                                 MSCI EAFE + Canada IX ND                                     27.93
                                 MSCI EAFE + Em IX GD                                         31.03
                                 MSCI EAFE + EM IX ID                                         28.93
                                 MSCI EAFE + EMF IX GD                                        30.33
                                 MSCI EAFE + EMF IX ID                                        28.24
                                 MSCI EAFE Fr IX ID                                           25.03
                                 MSCI EAFE GDP Wt IX GD                                       31.38
                                 MSCI EAFE GDP Wt IX ID                                       29.49
                                 MSCI EAFE GDP Wt IX ND                                       31.00
                                 MSCI EAFE IX GD                                              27.30
                                 MSCI EAFE IX ID                                              25.27
                                 MSCI EAFE IX ND                                              26.96
                                 MSCI EASEA IX GD                                             18.12

                                 MSCI EASEA IX ID                                             15.90
                                 MSCI EASEA IX ND                                             17.77
                                 MSCI Em Asia IX GD                                           69.73
                                 MSCI Em Asia IX ID                                           67.96
                                 MSCI Em Eur/Mid East GD                                      79.61
                                 MSCI Em Eur/Mid East ID                                      76.67
                                 MSCI Em Europe IX GD                                         83.98
                                 MSCI Em Europe IX ID                                         81.28
                                 MSCI Em Far East IX GD                                       67.27
                                 MSCI Em Far East IX ID                                       65.67
                                 MSCI Em IX GD                                                68.82
                                 MSCI Em IX ID                                                66.18
                                 MSCI Em Latin Am IX GD                                       65.45
                                 MSCI Em Latin Am IX ID                                       61.81
                                 MSCI EMF Asia IX GD                                          69.41
                                 MSCI EMF Asia IX ID                                          67.65
                                 MSCI EMF Far East IX GD                                      65.50
                                 MSCI EMF Far East IX ID                                      63.97
                                 MSCI EMF IX GD                                               66.41
                                 MSCI EMF IX ID                                               63.70
                                 MSCI EMF Latin Am IX GD                                      58.89
                                 MSCI EMF Latin Am IX ID                                      55.48
                                 MSCI Europe - UK IX GD                                       17.84
                                 MSCI Europe - UK IX ID                                       16.00
                                 MSCI Europe - UK IX ND                                       17.35
                                 MSCI Europe GDP Wt IX ID                                     14.08
                                 MSCI Europe IX GD                                            16.23
                                 MSCI Europe IX ID                                            14.12
                                 MSCI Europe IX ND                                            15.89
                                 MSCI European Union GD                                       19.22
                                 MSCI European Union ID                                       16.99
                                 MSCI Far East Free IX ID                                     59.99
                                 MSCI Far East IX GD                                          62.63
                                 MSCI Far East IX ID                                          61.10
                                 MSCI Far East IX ND                                          62.41
                                 MSCI Finland IX GD                                          153.33
                                 MSCI Finland IX ID                                          150.71
                                 MSCI Finland IX ND                                          152.60
                                 MSCI France IX GD                                            29.69
                                 MSCI France IX ID                                            28.00
                                 MSCI France IX ND                                            29.27
                                 MSCI Germany IX GD                                           20.53
                                 MSCI Germany IX ID                                           18.70
                                 MSCI Germany IX ND                                           20.04
                                 MSCI Greece IX GD                                            49.64
                                 MSCI Greece IX ID                                            47.58
                                 MSCI Hongkong IX GD                                          59.52
                                 MSCI Hongkong IX ID                                          54.85
                                 MSCI Hongkong IX ND                                          59.52
                                 MSCI Hungary IX GD                                           11.66
                                 MSCI Hungary IX ID                                           10.81
                                 MSCI India IX GD                                             87.35
                                 MSCI India IX ID                                             84.67
                                 MSCI Indonesia IX GD                                         93.46
                                 MSCI Indonesia IX ID                                         92.04
                                 MSCI Ireland IX ID                                          -14.02
                                 MSCI Israel Dom IX ID                                        51.10
                                 MSCI Israel IX ID                                            56.29
                                 MSCI Israel Non Dom Ixid                                     47.06
                                 MSCI Italy IX GD                                              0.19

                                 MSCI Italy IX ID                                             -1.48
                                 MSCI Italy IX ND                                             -0.26
                                 MSCI Japan IX GD                                             61.77
                                 MSCI Japan IX ID                                             60.56
                                 MSCI Japan IX ND                                             61.53
                                 MSCI Jordan IX GD                                             6.26
                                 MSCI Jordan IX ID                                             2.00
                                 MSCI Kokusai IX GD                                           21.26
                                 MSCI Kokusai IX ID                                           19.43
                                 MSCI Kokusai IX ND                                           20.84
                                 MSCI Korea IX GD                                             92.42
                                 MSCI Korea IX ID                                             90.17
                                 MSCI Luxembourg IX ID                                        50.50
                                 MSCI Malaysia IX GD                                         109.92
                                 MSCI Malaysia IX ID                                         107.23
                                 MSCI Mexico Free IX GD                                       80.07
                                 MSCI Mexico Free IX ID                                       78.50
                                 MSCI Mexico IX GD                                            81.76
                                 MSCI Mexico IX ID                                            80.19
                                 MSCI Netherland IX GD                                         7.43
                                 MSCI Netherland IX ID                                         5.25
                                 MSCI Netherland IX ND                                         6.88
                                 MSCI New Zealand IX GD                                       14.30
                                 MSCI New Zealand IX ID                                        9.70
                                 MSCI New Zealand IX ND                                       12.90
                                 MSCI Nordic IX GD                                            87.75
                                 MSCI Nordic IX ID                                            85.11
                                 MSCI Nordic IX ND                                            87.00
                                 MSCI Norway IX GD                                            32.43
                                 MSCI Norway IX ID                                            29.52
                                 MSCI Norway IX ND                                            31.70
                                 MSCI Nth Amer IX GD                                          23.47
                                 MSCI Nth Amer IX ID                                          21.91
                                 MSCI Nth Amer IX ND                                          23.00
                                 MSCI Pac - Japan IX GD                                       43.20
                                 MSCI Pac - Japan IX ID                                       39.35
                                 MSCI Pac - Japan IX ND                                       42.58
                                 MSCI Pacific Free IX ID                                      55.19
                                 MSCI Pacific Fr-Jpn ID                                       34.95
                                 MSCI Pacific IX GD                                           57.96
                                 MSCI Pacific IX ID                                           56.17
                                 MSCI Pacific IX ND                                           57.63
                                 MSCI Pakistan IX GD                                          49.62
                                 MSCI Pakistan IX ID                                          42.24
                                 MSCI Peru IX GD                                              18.86
                                 MSCI Peru IX ID                                              16.34
                                 MSCI Philippines Fr Ixgd                                      3.32
                                 MSCI Philippines Fr Ixid                                      2.33
                                 MSCI Philippines IX GD                                        8.90
                                 MSCI Philippines IX ID                                        7.62
                                 MSCI Portugal IX GD                                          -8.45
                                 MSCI Portugal IX ID                                         -10.86
                                 MSCI Russia IX GD                                           247.06
                                 MSCI Russia IX ID                                           246.20
                                 MSCI Sing/Mlysia IX GD                                       99.40
                                 MSCI Sing/Mlysia IX ID                                       97.08
                                 MSCI Sing/Mlysia IX ND                                       99.40
                                 MSCI Singapore Fr IX GD                                      60.17
                                 MSCI Singapore Fr IX ID                                      58.43
                                 MSCI South Africa IX GD                                      57.20

                                 MSCI South Africa IX ID                                      53.43
                                 MSCI Spain IX GD                                              5.27
                                 MSCI Spain IX ID                                              3.53
                                 MSCI Spain IX ND                                              4.83
                                 MSCI Sri Lanka IX GD                                         -6.27
                                 MSCI Sri Lanka IX ID                                         -9.73
                                 MSCI Sweden IX GD                                            80.60
                                 MSCI Sweden IX ID                                            77.76
                                 MSCI Sweden IX ND                                            79.74
                                 MSCI Swtzrlnd IX GD                                          -6.59
                                 MSCI Swtzrlnd IX ID                                          -7.81
                                 MSCI Swtzrlnd IX ND                                          -7.02
                                 MSCI Taiwan IX GD                                            52.71
                                 MSCI Taiwan IX ID                                            51.52
                                 MSCI Thailand IX GD                                          40.92
                                 MSCI Thailand IX ID                                          40.49
                                 MSCI Turkey IX GD                                           252.41
                                 MSCI Turkey IX ID                                           244.36
                                 MSCI UK IX GD                                                12.45
                                 MSCI UK IX ID                                                 9.74
                                 MSCI UK IX ND                                                12.45
                                 MSCI USA IX GD                                               22.38
                                 MSCI USA IX ID                                               20.86
                                 MSCI USA IX ND                                               21.92
                                 MSCI Venezuela IX GD                                          8.71
                                 MSCI Venezuela IX ID                                          1.68
                                 MSCI World - UK IX GD                                        26.83
                                 MSCI World - UK IX ID                                        25.17
                                 MSCI World - UK IX ND                                        26.38
                                 MSCI World - USA IX GD                                       28.27
                                 MSCI World - USA IX ID                                       26.22
                                 MSCI World - USA IX ND                                       27.93
                                 MSCI World GDP Wt IX ID                                      27.26
                                 MSCI World IX Free ID                                        23.45
                                 MSCI World IX GD                                             25.34
                                 MSCI World IX ID                                             23.56
                                 MSCI World IX ND                                             24.93
                                 MSCI Wrld - Austrl IX GD                                     25.42
                                 MSCI Wrld - Austrl IX ID                                     23.67
                                 MSCI Wrld - Austrl IX ND                                     25.03
                                 NASDAQ 100 IX P                                             101.95
                                 NASDAQ Bank IX P                                             -7.98
                                 NASDAQ Composite IX P                                        85.59
                                 NASDAQ Industrial IX P                                       71.67
                                 NASDAQ Insurance IX P                                         5.54
                                 NASDAQ Natl Mkt Cmp IX                                       85.87
                                 NASDAQ Natl Mkt Ind IX                                       72.04
                                 NASDAQ Transport IX P                                         1.82
                                 Nikkei 225 Avg:Yen P                                         36.79
                                 NYSE Composite P                                              9.15
                                 NYSE Finance IX P                                            -0.92
                                 NYSE Industrials IX P                                        11.37
                                 NYSE Transportation IX                                       -3.25
                                 NYSE Utilities IX P                                          14.62
                                 Oslo SE Tot:Fmk IX P                                         45.54
                                 Philippines Composite IX                                      8.85
                                 PSE Technology IX P                                         116.40
                                 Russell 1000 Grow IX Tr                                      33.16
                                 Russell 1000 IX P                                            19.46
                                 Russell 1000 IX Tr                                           20.91

                                 Russell 1000 Value IX Tr                                      7.35
                                 Russell 2000 Grow IX Tr                                      43.09
                                 Russell 2000 IX P                                            19.62
                                 Russell 2000 IX Tr                                           21.26
                                 Russell 2000 Value IX Tr                                     -1.49
                                 Russell 3000 IX P                                            19.43
                                 Russell 3000 IX Tr                                           20.90
                                 Russell Midcap Grow IX                                       51.29
                                 Russell Midcap IX Tr                                         18.23
                                 Russell Midcap Value IX                                      -0.11
                                 S & P 100 Index P                                            31.26
                                 S & P 500 Daily Reinv                                        21.04
                                 S & P 500 Index P                                            19.53
                                 S & P 500 Mnthly Reinv                                       21.03
                                 S & P 600 Index P                                            11.52
                                 S & P 600 Index Tr                                           12.41
                                 S & P Financial IX P                                          2.19
                                 S & P Financial IX Tr                                         3.97
                                 S & P Industrial IX Tr                                       25.87
                                 S & P Industrials P                                          24.52
                                 S & P Midcap 400 IX P                                        13.35
                                 S & P Midcap 400 IX Tr                                       14.72
                                 S & P Transport Index P                                     -10.69
                                 S & P Transport IX Tr                                        -9.32
                                 S & P Utility Index P                                       -12.48
                                 S & P Utility Index Tr                                       -8.88
                                 S & P/Barra Growth IX Tr                                     27.98
                                 S & P/Barra Value IX Tr                                      12.72
                                 SB Cr-Hdg Nn-US Wd IX Tr                                      2.88
                                 SB Cr-Hdg Wd Gv Bd IX Tr                                      1.31
                                 SB Non-US Wd Gv Bd IX Tr                                     -5.07
                                 SB Wd Gv Bd:Austrl IX Tr                                      4.07
                                 SB Wd Gv Bd:Germny IX Tr                                    -16.42
                                 SB Wd Gv Bd:Japan IX Tr                                      15.53
                                 SB Wd Gv Bd:UK IX Tr                                         -4.30
                                 SB Wd Gv Bd:US IX Tr                                         -2.45
                                 SB World Govt Bond IX Tr                                     -4.27
                                 SB World Money Mkt IX Tr                                      0.39
                                 Straits Times Index                                          77.54
                                 Swiss Perf:Sfr IX Tr                                         11.69
                                 Taiwan SE:T$ IX P                                            42.86
                                 T-Bill 1 Year Index Tr                                        4.91
                                 T-Bill 3 Month Index Tr                                       4.74
                                 T-Bill 6 Month Index Tr                                       4.85
                                 Thailand Set Index                                           35.44
                                 Tokyo 2nd Sct:Yen IX P                                      121.27
                                 Tokyo Se(Topix):Yen IX                                       58.44
                                 Toronto 300:C$ IX P                                          29.72
                                 Toronto SE 35:C$ IX P                                        36.42
                                 Value Line Cmp IX-Arth                                       10.56
                                 Value Line Cmp IX-Geom                                       -1.40
                                 Value Line Industrl IX                                       -0.05
                                 Value Line Railroad IX                                       -9.93
                                 Value Line Utilties IX                                       -7.10
                                 Lipper CE Pac Ex Jpn IX                                      73.32
                                 Lipper Pac Ex-Jpn Fd IX                                      74.88




THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST:



                           Real Estate Investment Trust Index                           -4.62

SALOMON SMITH BARNEY WGBI MARKET SECTORS:                        LOCAL CURRENCY        U.S. DOLLARS
-----------------------------------------                        --------------        ------------
                           U.S. Government (Sovereign)           -2.45                  -2.45
                           United Kingdom (Sovereign)            -1.20                  -4.3
                           France (Sovereign)                    -2.95                 -17.16
                           Germany (Sovereign)                   -2.08                 -16.42
                           Japan (Sovereign)                      4.83                  15.53
                           Canada (Sovereign)                    -1.46                   4.29



Each Russell Index listed above is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.



*in U.S. currency

 PART C         OTHER INFORMATION

The Crabbe Huson Special Fund (TCHSF)
Crabbe Huson Small Cap Fund (CHSCF)
Crabbe Huson Equity Fund (CHEF)
Crabbe Huson Managed Income & Equity Fund (CHMIEF) Crabbe Huson Oregon Tax-Free Fund (CHORTFF) Crabbe Huson Real Estate Investment Fund (CHREIF) Crabbe Huson Contrarian Income Fund (CHCIF) Colonial Global Utilities Fund (CGUF) Colonial International Horizons Fund (CIHF) Colonial Select Value Fund (CSVF) Colonial Global Equity Fund (CGEF) The Colonial Fund (TCF) Colonial Strategic Balanced Fund (CSBF)

Item 23.        Exhibits:

(a)(1)            Amendment No. 3 to the Agreement and Declaration of Trust (3)

(a)(2)            Amendment No. 4 to the Agreement and Declaration of Trust (5)

(a)(3)            Amendment No. 5 to the Agreement and Declaration of Trust (12)

(b)               Amended By-Laws (12)

(c) Form of Specimen of share certificate (incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 45 to the Registration Statement of Liberty Funds Trust IV (formerly Colonial Trust IV), Registration Nos. 2-62492 and 811-2865, filed with the Commission on March 21, 1997)

(d)(1)            Form of Management Agreement (TCF) (1)

(d)(2)            Form of Management Agreement (CIHF and CSBF)(2)

(d)(3)            Form of Management Agreement (CGEF) (10)

(d)(4)            Form of Management Agreement (CSVF) (10)

(d)(5)            Form of Management Agreement (TCHSF)(6)

(d)(6)            Form of Management Agreement (CHMIEF)(6)

(d)(7)            Form of Management Agreement (CHCIF)(6)

(d)(8)            Form of Management Agreement (CHEF)(6)

(d)(9)            Form of Management Agreement (CHOTFF)(6)

(d)(10)           Form of Management Agreement (CHSCF)(6)

(d)(11)           Form of Management Agreement (CHREIF)(6)

(d)(12)           Form of Management Agreement (CGUF)(11)

(e)(1) Distribution Agreement (incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 17 to the Registration Statement of Liberty Funds Trust VI (formerly Colonial Trust VI), Registration Nos. 33-45117 and 811-6529 filed with the Commission on May 24, 1999)

(e)(2) Appendix 1 to the Distribution Agreement between the Registrant And Liberty Funds Distributor, Inc. incorporated herein by reference to Exhibit (e) (2) to Post-Effective Amendment No.15 to the Registration Statement on Form N-1A of Liberty Funds Trust VII (formerly Colonial Trust VII) (File Nos. 811-6347 and 33-41559), filed with the Commission on or about
                 September 2, 1999

(e)(3) 12b-1 Plan Implementing Agreement (incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 17 to the Registration Statement of Liberty Funds Trust VI (formerly Colonial Trust VI), Registration Nos. 33-45117 and 811-6529 filed with the Commission on May 24, 1999)

(e)(4) Appendix 1 to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. (incorporated herein by reference to Exhibit (e)(4) to Post-Effective Amendment No. 15 to the Registration Statement of Liberty Funds Trust VII (formerly Colonial Trust VII) Registration Nos. 33-41559 and 811-6347 filed with the Commission on September 7,
                 1999)

(e)(5)           Form of Selling Agreement with Liberty Funds Distributor, Inc.
                 (incorporated herein by reference to Exhibit 6.(b) to Post-Effective Amendment No. 49 to the Registration Statement of Liberty Funds Trust VI (formerly Colonial Trust VI), Registration Nos. 33-45117 and 811-6529 filed with the Commission on November 10, 1998)

(e)(6) Form of Asset Retention Agreement (incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 10 to the Registration Statement of Liberty Funds Trust VI (formerly Colonial Trust VI), Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27, 1996)

(f)              Not Applicable

(g)(1) Global Custody Agreement with The Chase Manhattan Bank (incorporated herein by reference to Exhibit 8. to Post-Effective Amendment No. 13 to the Registration Statement of Liberty Funds Trust VI (formerly Colonial Trust VI), Registration Nos. 33-45117 and 811-6529, filed with the Commission on or about October 24, 1997)

(g)(2) Amendment No. 10 to Appendix A of Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit (g)(2) in Part C,
                 Item 23 of Pre-Effective Amendment No. 46 to the Registration Statement on Form N-1A of Liberty Funds Trust II (formerly Colonial Trust II)(Registration Nos. 2-66976 and 811-3009), filed with the Commission on or about February 4, 2000, and is hereby incorporated by reference and made a part of this Registration Statement.

(g)(3)           Form of Custody Agreement with State Street Bank and Trust
                 Company(6)

(h)(1) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended with Liberty Funds Services, Inc. (formerly Colonial Investors Service Center, Inc.) (incorporated herein by reference to Exhibit 9.(b) to Post-Effective Amendment No. 10 to the Registration Statement of Liberty Funds Trust VI (formerly Colonial Trust VI), Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27, 1996)

(h)(2) Amendment No. 16 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement (incorporated herein by reference to Exhibit (k)(2) in Part C, Item 24(2) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-2 of Liberty-Stein Roe Advisor Floating Rate Fund Registration Nos. 333-91637 and 811-09709, filed with the Commission on or about January 14, 2000 and is hereby incorporated by reference and made a part of this Registration Statement.

(h)(3) Amendment No. 21 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement (incorporated herein by reference to Exhibit (k)(3) in Part C, Item 24(2) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-2 of Liberty-Stein Roe Advisor Floating Rate Advantage Fund, Registration Nos. 333-91637 and 811-09709, filed with the Commission on or about January 14, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(h)(4) Pricing and Bookkeeping Agreement with Colonial Management Associates, Inc. (incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 10 to the Registration Statement of Liberty Funds Trust VI (formerly Colonial Trust
                 VI), Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27, 1996)

(h)(5) Amendment to Appendix I of Pricing and Bookkeeping Agreement (incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 15 to the Registration Statement of Liberty Funds Trust VII, Registration Nos. 33-41559 and 811-6347, filed with the Commission on September 2, 1999)

(h)(6)           Form of Agreement and Plan of Reorganization (TCF and CSVF)(3)

(h)(7) Form of Administration Agreement with Colonial Management Associates, Inc. (CGUF)

(h)(8)           Amended and Restated Credit Agreement (12)

(h)(9)           Agreement and Plan of Reorganization (TCHSF) (8)

(h)(10)          Agreement and Plan of Reorganization (CHSCF) (8)

(h)(11)          Agreement and Plan of Reorganization (CHEF) (8)

(h)(12)          Agreement and Plan of Reorganization (CHMIEF) (8)

(h)(13)          Agreement and Plan of Reorganization (CHOTFF) (8)

(h)(14)          Agreement and Plan of Reorganization (CHCIF) (8)

(h)(15)          Agreement and Plan of Reorganization (CHREIF) (7)

(i)              Opinion and Consent of Counsel (13)

(j)(1)          Consent of Independent Auditors (Ernst & Young LLP)

(j)(2)          Consent of Independent Auditors (KPMG LLP)

(j)(3)          Consent of Independent Accountants (PricewaterhouseCoopers LLP)

(k)             Not Applicable

(l)             Not Applicable

(m)             Rule 12b-1 Distribution Plan - filed as Exhibit (m) in Part C,
                Item  24(2)  of   Post-Effective   Amendment   No.  3  to  the
                Registration Statement on Form N-2 of Liberty-Stein Roe Advisor Floating Rate Advantage Fund (Registration Nos. 811-09709 and 333-91637), filed with the Comission on or about Janauary 24, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(n)             Not Applicable

(o) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 (incorporated herein by reference to Exhibit (o) to Post-Effective Amendment No. 2 to the Registration Statement of Liberty Funds Trust IX (formerly LAMCO Trust I), Registration Nos. 333-66819 and 811-09095 filed with the Commission on February 16, 2000)
---------------

A copy of the Power of Attorney for each of Tom Bleasdale, John V. Carberry, Lora S. Collins, James E. Grinnell, Richard W. Lowry, Salvatore Macera, William
E. Mayer, James L. Moody, Jr., John J. Neuhauser, Thomas E. Stitzel, Robert L. Sullivan and Anne-Lee Verville is incorporated herein by reference to Post-Effective Amendment No. 54 to the Registration Statement of Liberty Funds Trust IV (formerly Colonial Trust IV), Registration Nos. 2-62492 and 811-2865, filed with the Commission on or about May 26, 1999.



(1) Incorporated by reference to Post-Effective Amendment No. 94 to Form N-1A filed on or about July 28, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 96 to Form N-1A filed on or about February 28, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 97 to Form N-1A filed on or about February 13, 1997.

(4) Incorporated by reference to Post-Effective Amendment No. 99 to Form N-1A filed on or about December 19, 1997.

(5) Incorporated by reference to Post-Effective Amendment No. 104 to Form N-1A filed on or about October 30, 1998.

(6) Incorporated by reference to Post-Effective Amendment No. 101 to Form N-1A filed on or about July 24, 1998.

(7) Incorporated by reference to Post-Effective Amendment No. 102 to Form N-1A filed on or about September 17, 1998.

(8) Incorporated by reference to Post-Effective Amendment No. 103 to Form N-1A filed on or about October 19, 1998

(9) Incorporated by reference to Post-Effective Amendment No. 100 to Form N-1A filed on or about February 27, 1998

(10) Incorporated by reference to Post-Effective Amendment No. 107 to Form N-1A filed on or about December 31, 1998.

(11) Incorporated by reference to Post-Effective Amendment No. 109 to Form N-1A filed on or about March 1, 1999.

(12) Incorporated by reference to Post-Effective Amendment No. 110 to Form N-1A filed on or about August 12, 1999.

(13) Incorporated by reference to Post-Effective Amendment No. 113 to Form N-1A filed on or about February 17, 2000.

Item 24.              Persons Controlled by or under Common Group Control with
                      Registrant

                      None

Item 25.              Indemnification

                      See Article VIII of Amendment No. 3 to the Agreement and Declaration of Trust filed as Exhibit 1 hereto.

Item 26.                  Business and Other Connections of Investment Adviser

                          The   following   sets   forth   business   and  other
                          connections of each director and officer of Colonial Management Associates, Inc. (see next page):


Registrant's investment advisor,  Colonial  Management
Associates, Inc. ("Colonial"), is registered as an investment adviser under the Investment Advisers Act of 1940 ("Advisers Act"). Colonial Advisory Services, Inc. ("CASI"), an affiliate of Colonial, is also registered as an investment advisor under the 1940 Act. As of the end of the fiscal year December 31, 1999, CASI had four institutional, corporate or other accounts under management or supervision, the total market value of which wa approximately $704 million. As of the end of the fiscal year, December 31, 1999, Colonial was the investment advisor, sub-advisor and/or administrator to 71 mutual funds, including funds sub-advised by Colonial, the total market value of which investment companies was approximately $18,589.50 million. Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., is the principal underwriter and the national distributor of all of the funds in the Liberty Mutual Funds complex, including the Registrant.

     The following sets forth the business and other connections of each director and officer of Colonial Management Associates, Inc.:

(1)                 (2)          (3)                                (4)
Name and principal
business
addresses*          Affiliation
of officers and     with         Period is through 1/31/00.  Other
directors of        investment   business, profession, vocation or
investment adviser  adviser      employment connection              Affiliation
------------------  ----------   --------------------------------   -----------
Allard, Laurie      V.P.

Archer, Joseph A.   V.P.

Ballou, William J.  V.P.,        Liberty Funds Trust I through
                    Asst.          IX                            Asst. Sec.
                    Sec.,        Colonial High Income
                    Counsel        Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 Liberty Funds Group LLC         Asst. Sec.
                                 Liberty Variable Investment
                                   Trust                         Asst. Sec.
                                 Liberty All-Star Equity Fund    Asst. Sec.
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Asst. Sec.
                                 Colonial Insured Municipal Fund Asst. Sec
                                 Colonial California Insured
                                   Municipal Fund                Asst. Sec
                                 Colonial New York Insured
                                   Municipal Fund                Asst. Sec
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  Asst. Sec

Barron, Suzan M.    V.P.,        Liberty Funds Trust I through
                    Asst.          IX                            Asst. Sec.
                    Sec.,        Colonial High Income
                    Counsel        Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 Liberty Funds Group LLC         Asst. Sec.
                                 Liberty Variable Investment
                                   Trust                         Asst. Sec.
                                 Liberty All-Star Equity Fund    Asst. Sec.
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Asst. Sec.
                                 Colonial Insured Municipal Fund Asst. Sec
                                 Colonial California Insured
                                   Municipal Fund                Asst. Sec
                                 Colonial New York Insured
                                   Municipal Fund                Asst. Sec
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  Asst. Sec

Barsketis, Ophelia  Sr.V.P.     Stein Roe & Farnham Incorporated Snr. V.P.

Berliant, Allan     V.P.

Bissonnette,
  Michael           Sr.V.P.

Boatman, Bonny E.   Sr.V.P.;     Colonial Advisory Services,     Exec. V.P.
                    IPC Mbr.       Inc.
                                 Stein Roe & Farnham
                                   Incorporated                  Exec. V.P.

Bunten, Walter      V.P.

Campbell, Kimberly  V.P.

Carnabucci,
  Dominick          V.P.

Carome, Kevin M.    Sr.V.P.;     Liberty Funds Distributor,
                    IPC Mbr.       Inc.                          Assistant Clerk
                                 Liberty Funds Group LLC         Sr. V.P.;
                                                                 General Counsel
                                 Stein Roe & Farnham            General Counsel;
                                   Incorporated                  Secretary
                                 Stein Roe Services, Inc.        Asst. Clerk
                                 Liberty-Stein Roe Funds
                                   Investment Trust              Exec. V.P.;
                                                                 Asst. Sec
                                 Liberty-Stein Roe Funds Income
                                   Trust                         Exec. V.P.;
                                                                 Asst. Sec
                                 Liberty-Stein Roe Funds
                                   Institutional Trust           Exec. V.P.;
                                                                 Asst. Sec
                                 Liberty-Stein Roe Funds Trust   Exec. V.P.;
                                                                 Asst. Sec
                                 Liberty-Stein Roe Funds
                                   Municipal Trust               Exec. V.P.;
                                                                 Asst. Sec
                                 Liberty-Stein Roe Advisor Trust Exec. V.P.;
                                                                 Asst. Sec
                                 SR&F Base Trust                 Exec. V.P.;
                                                                 Asst. Sec
                                 Stein Roe Variable Investment
                                   Trust                         Exec. V.P.;
                                                                 Asst. Sec
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Fund            Exec. V.P.;
                                                                 Asst. Sec
                                 Liberty-Stein Roe Institutional
                                   Floating Rate Income Fund     Exec. V.P.;
                                                                 Asst. Sec
                                 Stein Roe Floating Rate
                                   Limited Liability Company     Exec. V.P.;
                                                                 Asst. Sec

Carroll, Sheila A.  Sr.V.P.

Citrone, Frank, Jr. Sr.V.P.

Conlin, Nancy L.    Sr. V.P.;    Liberty Funds Trust I through
                    Sec.; Clerk    IX                            Secretary
                    IPC Mbr.;    Colonial High Income
                    Dir; Gen.      Municipal Trust               Secretary
                    Counsel      Colonial InterMarket Income
                                   Trust I                       Secretary
                                 Colonial Intermediate High
                                   Income Fund                   Secretary
                                 Colonial Investment Grade
                                   Municipal Trust               Secretary
                                 Colonial Municipal Income
                                   Trust                         Secretary
                                 Liberty Funds Distributor,
                                   Inc.                          Dir.; Clerk
                                 Liberty Funds Services, Inc.    Clerk; Dir.
                                 Liberty Funds Group LLC         V.P.; Gen.
                                                                 Counsel and
                                                                 Secretary
                                 Liberty Variable Investment
                                   Trust                         Secretary
                                 Colonial Advisory Services,
                                   Inc.                          Dir.; Clerk
                                 AlphaTrade Inc.                 Dir.; Clerk
                                 Liberty All-Star Equity Fund    Secretary
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Secretary
                                 Colonial Insured Municipal Fund Secretary
                                 Colonial California Insured
                                   Municipal Fund                Secretary
                                 Colonial New York Insured
                                   Municipal Fund                Secretary
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  Secretary

Connaughton,        V.P.         Liberty Funds Trust I through
  J. Kevin                         VIII                          CAO; Controller
                                 Liberty Variable Investment
                                   Trust                         CAO; Controller
                                 Colonial High Income
                                   Municipal Trust               CAO; Controller
                                 Colonial Intermarket Income
                                   Trust I                       CAO; Controller
                                 Colonial Intermediate High
                                   Income Fund                   CAO; Controller
                                 Colonial Investment Grade
                                   Municipal Trust               CAO; Controller
                                 Colonial Municipal Income
                                   Trust                         CAO; Controller
                                 Liberty All-Star Equity Fund    Controller
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Controller
                                 Liberty Funds Trust IX          Controller
                                 Colonial Insured Municipal Fund CAO; Controller
                                 Colonial California Insured
                                   Municipal Fund                CAO; Controller
                                 Colonial New York Insured
                                   Municipal Fund                CAO; Controller
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  CAO; Controller
                                 Liberty-Stein Roe Funds
                                   Investment Trust              V.P.; Treasurer
                                 Liberty-Stein Roe Funds Income
                                   Trust                         V.P.; Treasurer
                                 Liberty-Stein Roe Funds
                                   Institutional Trust           V.P.; Treasurer
                                 Liberty-Stein Roe Funds Trust   V.P.; Treasurer
                                 Liberty-Stein Roe Funds
                                   Municipal Trust               V.P.; Treasurer
                                 Liberty-Stein Roe Advisor Trust V.P.; Treasurer
                                 SR&F Base Trust                 V.P.; Treasurer
                                 Stein Roe Variable Investment
                                   Trust                         V.P.; Treasurer
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Fund            V.P.; Treasurer
                                 Liberty-Stein Roe Institutional
                                   Floating Rate Income Fund     V.P.; Treasurer
                                 Stein Roe Floating Rate
                                   Limited Liability Company     V.P.; Treasurer

Daniszewski,        V.P.
 Joseph J.

Dearborn, James     V.P.

Desilets, Marian H. V.P.         Liberty Funds Distributor,
                                   Inc.                          V.P.
                                 Liberty Funds Trust I through
                                   IX                            Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial Intermarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 Liberty Variable Investment
                                   Trust                         Asst. Sec.
                                 Liberty All-Star Equity Fund    Asst. Sec.
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Asst. Sec.
                                 Colonial Insured Municipal Fund Asst. Sec
                                 Colonial California Insured
                                   Municipal Fund                Asst. Sec
                                 Colonial New York Insured
                                   Municipal Fund                Asst. Sec
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  Asst. Sec

DiSilva-Begley,     V.P.         Colonial Advisory Services,     Compliance
 Linda              IPC Mbr.       Inc.                          Officer

Eckelman, Marilyn   Sr.V.P.

Ericson, Carl C.    Sr.V.P.      Colonial Intermediate High
                    IPC Mbr.       Income Fund                   V.P.
                                 Colonial Advisory Services,     Pres.; CEO
                                   Inc.                          and CIO

Evans, C. Frazier   Sr.V.P.      Liberty Funds Distributor,
                                   Inc.                          Mng. Director

Finnemore,          Sr.V.P.      Colonial Advisory Services,
 Leslie W.                         Inc.                          Sr. V.P.

Franklin,           Sr. V.P.     AlphaTrade Inc.                 President
 Fred J.            IPC Mbr.     Liberty Financial Companies,    Chief
                                   Inc.                         Compliance Ofcr;
                                                                 V.P.

Garrison,           V.P.         Stein Roe & Farnham
 William M.                        Incorporated                  V.P.

Gibson, Stephen E.  Dir.; Pres.; Liberty Funds Group LLC         Dir.;
                    CEO;                                         Pres.; CEO;
                    Chairman of                                  Exec. Cmte.
                    the Board;                                   Mbr.; Chm.
                    IPC Mbr.     Liberty Funds Distributor,
                                   Inc.                          Dir.; Chm.
                                 Colonial Advisory Services,
                                   Inc.                          Dir.; Chm.
                                 Liberty Funds Services, Inc.    Dir.; Chm.
                                 AlphaTrade Inc.                 Dir.
                                 Liberty Funds Trust I through
                                   VIII                          President
                                 Colonial High Income
                                   Municipal Trust               President
                                 Colonial InterMarket Income
                                   Trust I                       President
                                 Colonial Intermediate High
                                   Income Fund                   President
                                 Colonial Investment Grade
                                   Municipal Trust               President
                                 Colonial Municipal Income
                                   Trust                         President
                                 Stein Roe & Farnham             Asst. Chairman;
                                   Incorporated                  President
                                 Liberty Variable Investment
                                   Trust                         President
                                 Colonial Insured Municipal Fund President
                                 Colonial California Insured
                                   Municipal Fund                President
                                 Colonial New York Insured
                                   Municipal Fund                President
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  President
                                 Liberty-Stein Roe Funds
                                   Investment Trust              President
                                 Liberty-Stein Roe Funds Income
                                   Trust                         President
                                 Liberty-Stein Roe Funds
                                   Institutional Trust           President
                                 Liberty-Stein Roe Funds Trust   President
                                 Liberty-Stein Roe Funds
                                   Municipal Trust               President
                                 Liberty-Stein Roe Advisor Trust President
                                 SR&F Base Trust                 President
                                 Stein Roe Variable Investment
                                   Trust                         President
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Fund            President
                                 Liberty-Stein Roe Institutional
                                   Floating Rate Income Fund     President
                                 Stein Roe Floating Rate
                                   Limited Liability Company     President

Hansen, Loren A.    Sr. V.P.;    Stein Roe & Farnham
                    IPC Mbr.       Incorporated                  Exec. V.P.
                                 Liberty-Stein Roe Funds
                                   Investment Trust              Exec. V.P.
                                 Liberty-Stein Roe Funds Income
                                   Trust                         Exec. V.P.
                                 Liberty-Stein Roe Funds
                                   Institutional Trust           Exec. V.P.
                                 Liberty-Stein Roe Funds Trust   Exec. V.P.
                                 Liberty-Stein Roe Funds
                                   Municipal Trust               Exec. V.P.
                                 Liberty-Stein Roe Advisor Trust Exec. V.P.
                                 SR&F Base Trust                 Exec. V.P.
                                 Stein Roe Variable Investment
                                   Trust                         Exec. V.P.
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Fund            Exec. V.P.
                                 Liberty-Stein Roe Institutional
                                   Floating Rate Income Fund     Exec. V.P.
                                 Stein Roe Floating Rate
                                   Limited Liability Company     Exec. V.P.

Harasimowicz,       V.P.
 Stephen

Hartford, Brian     Sr.V.P.      Liberty-Stein Roe Funds
                                   Municipal Trust               V.P.

Haynie, James P.    Sr.V.P.      Colonial Advisory Services,
                                   Inc.                          Sr. V.P.
                                 Stein Roe & Farnham
                                   Incorporated                  Sr. V.P.

Held, Dorothy       V.P.

Hernon, Mary        V.P.

Hirschhorn,
 Harvey B.          Sr. V.P.     Stein Roe & Farnham
                                   Incorporated                  Exec. V.P.

Hounsell, Clare F.  V.P.         Stein Roe & Farnham
                                   Incorporated                  V.P.

Iudice,             V.P.;        Liberty Funds Group LLC         Controller,
 Philip J., Jr.     Controller                                   CAO, Asst.
                    Asst.                                        Treas.
                    Treasurer    Liberty Funds Distributor,      CFO,
                                   Inc.                          Treasurer
                                 Colonial Advisory Services,     Controller;
                                   Inc.                          Asst. Treas.
                                 AlphaTrade Inc.                 CFO, Treas.


Jacoby, Timothy J.  Sr. V.P.;    Liberty Funds Group LLC         V.P., Treasr.,
                                                                 CFO
                                 Liberty Funds Trust I through
                                   VIII                          Treasr.,CFO
                                 Colonial High Income
                                   Municipal Trust               Treasr.,CFO
                                 Colonial InterMarket Income
                                   Trust I                       Treasr.,CFO
                                 Colonial Intermediate High
                                   Income Fund                   Treasr.,CFO
                                 Colonial Investment Grade
                                   Municipal Trust               Treasr.,CFO
                                 Colonial Municipal Income
                                   Trust                         Treasr.,CFO
                                 Colonial Advisory Services,
                                   Inc.                          CFO, Treasr.
                                 Stein Roe & Farnham
                                   Incorporated                  Snr. V.P.
                                 Liberty Variable Investment
                                   Trust                         Treasurer, CFO
                                 Liberty All-Star Equity Fund    Treasurer
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Treasurer
                                 Liberty Funds Trust IX          Treasurer
                                 Colonial Insured Municipal Fund Treasr.; CFO
                                 Colonial California Insured
                                   Municipal Fund                Treasr.; CFO
                                 Colonial New York Insured
                                   Municipal Fund                Treasr.; CFO
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  Treasr.; CFO
                                 Liberty-Stein Roe Funds
                                   Investment Trust              Senior V.P.
                                 Liberty-Stein Roe Funds Income
                                   Trust                         Senior V.P.
                                 Liberty-Stein Roe Funds
                                   Institutional Trust           Senior V.P.
                                 Liberty-Stein Roe Funds Trust   Senior V.P.
                                 Liberty-Stein Roe Funds
                                   Municipal Trust               Senior V.P.
                                 Liberty-Stein Roe Advisor Trust Senior V.P.
                                 SR&F Base Trust                 Senior V.P.
                                 Stein Roe Variable Investment
                                   Trust                         Senior V.P.
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Fund            Senior V.P.
                                 Liberty-Stein Roe Institutional
                                   Floating Rate Income Fund     Senior V.P.
                                 Stein Roe Floating Rate
                                   Limited Liability Company     Senior V.P.

Jansen, Deborah     Sr.V.P.      Stein Roe & Farnham
                                   Incorporated                  Senior V.P.

Jersild, North T.   V.P.         Stein Roe & Farnham
                                   Incorporated                  V.P.

Johnson, Gordon     V.P.

Kennedy, Michael T. Sr.V.P.      Stein Roe & Farnham
                                   Incorporated                  Sr. V.P.

Knudsen, Gail E.    V.P.         Liberty Funds Trust I through
                                   IX                            Asst. Treas.
                                 Colonial High Income
                                   Municipal Trust               Asst. Treas.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Treas.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Treas.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Treas.
                                 Colonial Municipal Income
                                   Trust                         Asst. Treas.
                                 Liberty Variable Investment
                                   Trust                         Asst. Treas.
                                 Liberty All-Star Equity Fund    Asst. Treas.
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Asst. Treas.
                                 Colonial Insured Municipal Fund Asst. Treas.
                                 Colonial California Insured
                                   Municipal Fund                Asst. Treas.
                                 Colonial New York Insured
                                   Municipal Fund                Asst. Treas.
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  Asst. Treas.
                                 Liberty-Stein Roe Funds
                                 Investment Trust              V.P.; Controller
                                 Liberty-Stein Roe Funds Income
                                 Trust                         V.P.; Controller
                                 Liberty-Stein Roe Funds
                                 Institutional Trust           V.P.; Controller
                                 Liberty-Stein Roe Funds Trust V.P.; Controller
                                 Liberty-Stein Roe Funds
                                   Municipal Trust              V.P.; Controller
                                 Liberty-Stein Roe Advisor
                                   Trust                       V.P.; Controller
                                 SR&F Base Trust               V.P.; Controller
                                 Stein Roe Variable Investment
                                   Trust                       V.P.; Controller
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Fund          V.P.; Controller
                                 Liberty-Stein Roe Institutional
                                   Floating Rate Income Fund   V.P.; Controller
                                 Stein Roe Floating Rate
                                   Limited Liability Company   V.P.; Controller

Lal, Ishwar         V.P.

Lapointe, Thomas    V.P.

Lasman, Gary        V.P.

Lennon, John E.     Sr.V.P.      Colonial Advisory Services,
                                   Inc.                          V.P.

Lenzi, Sharon       V.P.

Lessard, Kristen    V.P.

Loring, William
  C., Jr.           Sr.V.P.      Liberty-Stein Roe Funds
                                   Municipal Trust               V.P.

MacKinnon,
  Donald S.         Sr.V.P.

Marcus, Harold      V.P.

McGrath, Pamela     Sr.V.P.;
                    CFO;
                    Treasurer

Muldoon, Robert     V.P.

Newman, Maureen     Sr.V.P.      Liberty-Stein Roe Funds
                                   Municipal Trust               V.P.
                                 Liberty-Stein Roe Advisor Trust V.P.
                                 SR&F Base Trust                 V.P.

O'Brien, David      Sr.V.P.

Olsheskie, Mark     V.P.

Ostrander, Laura    Sr.V.P.      Colonial Advisory Services,
                                   Inc.                          V.P.

Palombo, Joseph R.  Dir.;        Colonial Advisory Services,
                    Exe.V.P.;      Inc.                          Dir.
                    IPC Mbr.;    Colonial High Income
                                   Municipal Trust               V.P.
                                 Colonial InterMarket Income
                                   Trust I                       V.P.
                                 Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Investment Grade
                                   Municipal Trust               V.P.
                                 Colonial Municipal Income
                                   Trust                         V.P.
                                 Liberty Funds Trust I through
                                   IX                            V.P.
                                 Liberty Funds Services, Inc.    Director
                                 Liberty Funds Group LLC         CAO; Ex. V.P.
                                 Liberty Funds Distributor,
                                   Inc.                          Director
                                 AlphaTrade Inc.                 Director
                                 Stein Roe & Farnham
                                   Incorporated                  Exec. V.P.
                                 Liberty Variable Investment
                                   Trust                         V.P.
                                 Liberty All-Star Equity Fund    V.P.
                                 Liberty All-Star Growth Fund,
                                   Inc.                          V.P.
                                 Colonial Insured Municipal Fund V.P.
                                 Colonial California Insured
                                   Municipal Fund                V.P.
                                 Colonial New York Insured
                                   Municipal Fund                V.P.
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  V.P.

Peishoff, William   V.P.

Peterson, Ann T.    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Pielech, Mitchell   V.P.

Pietropaolo,
  Vincent           V.P.;        Liberty Funds Group LLC        Asst. Sec.
                    Asst.
                    Sec.;
                    Counsel

Pope, David         V.P.

Quirk, Alison       Sr. V.P.

Reading, John       V.P.;        Liberty Funds Services, Inc.    Asst. Clerk
                    Asst.        Liberty Funds Group LLC         Asst. Sec.
                    Sec.;        Colonial Advisory Services,
                    Asst.          Inc.                          Asst. Clerk
                    Clerk and    Liberty Funds Distributor,
                    Counsel        Inc.                          Asst. Clerk
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Trust I through
                                   IX                            Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 Liberty Variable Investment
                                   Trust                         Asst. Sec.
                                 Liberty All-Star Equity Fund    Asst. Sec.
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Asst. Sec.
                                 Colonial Insured Municipal Fund Asst. Sec
                                 Colonial California Insured
                                   Municipal Fund                Asst. Sec
                                 Colonial New York Insured
                                   Municipal Fund                Asst. Sec
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  Asst. Sec

Rega, Michael       V.P.         Colonial Advisory Services,
                                    Inc.                         V.P.

Richards, Scott B.  Sr. V.P.     Colonial Advisory Services,
                                    Inc.                         Senior V.P.

Roye, Michael       V.P.

Schermerhorn, Scott Sr. V.P.

Seibel, Sandra L.   V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Shields, Yvonne B.  V.P.         Stein Roe & Farnham
                                   Incorporated                  V.P.

Smalley, Gregg      V.P.

Spanos, Gregory J.  Sr. V.P.     Colonial Advisory Services,
                                   Inc.                          Exec. V.P.

Stevens, Richard    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Stoeckle, Mark      Sr.V.P.      Colonial Advisory Services,
                                   Inc.                          V.P.

Swayze, Gary        Sr.V.P.

Thomas, Ronald      V.P.

Turcotte,
  Frederick J.      V.P.         Liberty Funds Services, Inc.    V.P.
                                 Liberty Funds Distributor, Inc. V.P.
                                 Colonial Advisory Services,
                                   Inc.                          V.P.
                                 AlphaTrade Inc.                 V.P.
                                 Liberty Funds Group LLC         V.P.
                                 Liberty Financial Services,
                                   Inc.                          V.P.
                                 Liberty Financial Companies,
                                   Inc.                          V.P. and
                                                                 Managing Dir
                                                                 of Taxation
                                 LREG, Inc.                      V.P.
                                 Liberty Newport Holdings,
                                   Limited                       V.P.
                                 Newport Pacific Management,
                                   Inc.                          V.P.
                                 Newport Fund Management, Inc.   V.P.
                                 Newport Private Equity Asia,
                                   Inc.                          V.P.
                                 Independent Holdings, Inc.      V.P.
                                 IFS Agencies, Inc.              V.P.
                                 IFMG Agencies of Maine, Inc.    V.P.
                                 IFMG of Oklahoma, Inc.          V.P.
                                 IFS Agencies of Alabama, Inc.   V.P.
                                 IFS Agencies of New Mexico,
                                   Inc.                          V.P.
                                 IFS Insurance Agencies of
                                   Ohio, Inc.                    V.P.
                                 IFS Insurance Agencies of
                                   Texas, Inc.                   V.P.
                                 Liberty Securities Corporation  V.P.
                                 Stein Roe Services, Inc.        V.P.
                                 Stein Roe & Farnham
                                   Incorporated                  V.P.
                                 Stein Roe Futures, Inc.         V.P.
                                 Progress Investment Management
                                   Company                       V.P.
                                 Crabbe Huson Group, Inc.        V.P.

Wallace, John R.    V.P.         Colonial Advisory Services,
                    Asst.Tres.     Inc.                          Asst. Treas.
                                 Liberty Funds Group LLC         Asst. Treas.

Ware, Elizabeth M.  V.P.

White, John         V.P.

Wiley, Christine    V.P.

Wiley, Peter        V.P.

------------------------------------------------
*The Principal address of all of the officers and directors of the investment advisor is One Financial Center, Boston, MA 02111.

Item 26.              Business and Other Connections of Investment Adviser

                      The business and other connections of the officers, directors of the Registrant's investment advisor, Crabbe Huson Group, Inc., are listed on the Form ADV of Crabbe Huson Group, Inc. as currently on file with the Commission (File No. 801-15154), the text of which is incorporated herein by reference: (a) Items 1 and 2 of Part 2, and (b)
                      Section 6, Business Background of each Schedule D.

Item 27.              Principal Underwriter


(a)   Liberty Funds Distributor, Inc. (LFDI), a subsidiary of
Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty
Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III,
Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust
VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Liberty
Variable Investment Trust, Liberty-Stein Roe Advisor Trust, Stein
Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Investment
Trust, Stein Roe Floating Rate Income Fund, Stein Roe
Institutional Floating Rate Income Fund, SteinRoe Variable Investment Trust and Stein Roe Trust.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 21.

(1)                 (2)                   (3)
                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter
Registrant
------------------  -------------------   --------------

Anderson, Judith       V.P.                  None
Babbitt, Debra         V.P. and              None
                       Comp. Officer

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alex       V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            V.P.                  None

Burtman, Tracy         V.P.                  None

Campbell, Patrick      V.P.                  None

Chrzanowski,           V.P.                  None
 Daniel

Clapp, Elizabeth A.    Managing Director     None

Conlin, Nancy L.       Dir; Clerk            Secretary

Davey, Cynthia         Sr. V.P.              None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

Downey, Christopher    V.P.                  None

Dupree, Robert         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Evitts, Stephen        V.P.                  None
Feldman, David         Managing Director     None
Fifield, Robert        V.P.                  None
Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    President
                        of the Board

Goldberg, Matthew      Sr. V.P.              None

Guenard, Brian         V.P.                  None

Harrington, Tom        Sr. V.P.              None

Hodgkins, Joseph       Sr. V.P.              None

Huennekens, James      V.P.                  None

Hussey, Robert         Sr. V.P.              None

Iudice, Jr., Philip    Treasurer and CFO     None

Jones, Cynthia         V.P.                  None

Jones, Jonathan        V.P.                  None

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Lichtenberg, Susyn     V.P.                  None

Martin, John           Sr. V.P.              None

Martin, Peter          V.P.                  None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Shea, Kevin          Managing Director     None

Palombo, Joseph R.     Director

Vice President

Piken, Keith           V.P.

None

Place, Jeffrey         Managing

Director               None

Powell, Douglas        V.P.                  None

Quirk, Frank           V.P.                  None

Raftery-Arpino, Linda  Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Riegel, Joyce          V.P.                  None

Robb, Douglas          V.P.                  None

Santosuosso, Louise    Sr. V.P.              None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      V.P.                  None

Sinatra, Peter         V.P.                  None

Smith, Darren          V.P.                  None

Soester, Trisha        V.P.                  None

Studer, Eric           V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO                   None

Tasiopoulos, Lou       President             None

Torrisi, Susan         V.P.                  None

VanEtten, Keith H.     Sr. V.P.              None

Wess, Valerie          Sr. V.P.              None

Young, Deborah         V.P.                  None

--------------------------
* The address for each individual is One Financial
Center, Boston, MA 02111.

Item 28.              Location of Accounts and Records

                       Person maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser and/or administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodians, The Chase Manhattan Bank (Chase) and State Street Bank (State Street). The address for each person except the Registrant's custodians is One Financial Center, Boston, MA 02111. The address for Chase is 270 Park Avenue, New York, NY 10017-2070. The address for State Street is 225 Franklin Street, Boston, MA 02110.


Item 29.              Management Services

                      See Item 5,  Part B

Item 30.              Undertakings

                         Not Applicable

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of LIBERTY FUNDS Trust III is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by the Trust's Trustees as trustees and not individually and the obligations of or arising out of the instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 114 to its Registration Statement under the Securities Act of 1933 and the Post-Effective Amendment No. 55 under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 28th day of February, 2000.

                                                    LIBERTY FUNDS TRUST III



                                                        By: STEPHEN E. GIBSON
                                                       --------------------
                                                         Stephen E. Gibson
                                                            President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                              TITLE                             DATE




STEPHEN E. GIBSON                       President (chief     February 28, 2000
--------------------                    executive officer)
Stephen E. Gibson



J. KEVIN CONNAUGHTON                    Controller and Chief  February 28, 2000
---------------------                   Accounting Officer
J. Kevin Connaughton



TIMOTHY J. JACOBY                       Treasurer and Chief   February 28, 2000
--------------------                    Financial Officer
Timothy J. Jacoby

TOM BLEASDALE*                                Trustee
Tom Bleasdale


JOHN CARBERRY*                                Trustee
John Carberry


LORA S. COLLINS*                              Trustee
Lora S. Collins


JAMES E. GRINNELL*                            Trustee
James E. Grinnell


RICHARD W. LOWRY*                             Trustee    */s/ WILLIAM J. BALLOU
Richard W. Lowry                                              William J. Ballou
                                                               Attorney-in-fact
                                                               For each Trustee
SALVATORE MACERA*                             Trustee
Salvatore Macera                                               February 28, 2000


WILLIAM E. MAYER*                             Trustee
William E. Mayer


JAMES L. MOODY, JR. *                         Trustee
James L. Moody, Jr.


JOHN J. NEUHAUSER*                            Trustee
John J. Neuhauser


THOMAS E. STITZEL*                            Trustee
Thomas E. Stitzel


ROBERT L. SULLIVAN*                           Trustee
Robert L. Sullivan


ANNE-LEE VERVILLE*                            Trustee
Anne-Lee Verville

                                  EXHIBIT INDEX

Exhibit

(j)(1)        Consent of Independent Auditors (Ernst & Young LLP)

(j)(2)        Consent of Independent Auditors (KPMG LLP)

(j)(3)        Consent of Independent Accountants (PricewaterhouseCoopers LLP)